UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008– June 30, 2009

Item 1: Reports to Shareholders

Vanguard Institutional Index Fund Semiannual Report

June 30, 2009

> For the fiscal half-year ended June 30, 2009, the Vanguard Institutional Index

Fund returned about 3%, closely tracking the performance of its target benchmark.

> After suffering severe losses in the beginning of the period, stocks began to bounce back in mid-March, with a few sectors posting gains for the six months.

> The biggest contributors to performance included holdings in the information technology, consumer discretionary, and materials sectors.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	8
About Your Fund’s Expenses	23
Trustees Approve Advisory Arrangement	25
Glossary	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Institutional Index Fund
Institutional Shares[1]	VINIX	3.27%
Institutional Plus Shares[2]	VIIIX	3.29
S&P 500 Index		3.16
Average Large-Cap Core Fund[3]		4.83

Your Fund’s Performance at a Glance

December 31, 2008–June 30, 2009

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Index Fund
Institutional Shares	$82.54	$84.18	$0.990	$0.000
Institutional Plus Shares	82.54	84.18	0.999	0.000

1 This class of shares carries low expenses and is available for a minimum investment of $5 million.

2 This class of shares also carries low expenses and is available for a minimum investment of $200 million.

3 Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

Vanguard Institutional Index Fund returned about 3% for the first six months of 2009, closely tracking the performance of the Standard & Poor’s 500 Index. The fund finished the half-year a few steps behind the average return of large-capitalization core funds.

Holdings in the information technology, consumer discretionary, and materials sectors helped boost returns. Meanwhile, stocks in the industrial and health care areas of the market were the biggest detractors for the period.

Stock gains petered out by the end of the period

For the six months ended June 30, the broad U.S. stock market returned 5%. The stock market began the period in negative territory, rallied through much of the spring, but then lost steam in June. While the second quarter was the strongest quarter for U.S. stocks since 2003, equity gains fizzled in mid-June as investors were taken aback by a drop in consumer confidence, a decline in home prices, and a larger-than-expected rise in the unemployment rate.

International stocks registered a stronger showing, returning about 14% for the half-year. Emerging markets posted the best results as investors poured money into countries with robust growth prospects. Higher commodity prices and a slight rebound in manufacturing orders helped reverse steep declines in international stocks from earlier in the period.

2

Still, pockets of the developed and developing markets, particularly in Europe, continued to struggle amid the global recession. After three consecutive monthly gains, the MSCI All Country World Index ex USA declined slightly for June, perhaps signaling a bumpy road ahead.

Bond investors grew confident, sought out higher yields. As the fiscal half-year began, investors panicked by the credit-market crisis sought shelter in U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

By mid-March, investors had gained confidence from the federal government’s efforts to thaw the credit market and stimulate the economy. Bond investors were more optimistic and more willing to take on risk; they shifted their focus away from Treasuries to higher-yielding corporate bonds. For the six months, the Barclays Capital U.S. Aggregate Bond Index returned 1.90%, while high-yield bonds, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index, returned about 30%.

Despite some murmurs in the market about longer-term inflation risks, the Federal Reserve in recent months unveiled plans to purchase Treasury and mortgage-backed securities. The Fed hoped to drive up the securities’ prices and push down

Market Barometer
		Total Returns
		Periods Ended June 30, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	4.32%	–26.69%	–1.85%
Russell 2000 Index (Small-caps)	2.64	–25.01	–1.71
Dow Jones U.S. Total Stock Market Index	5.00	–26.11	–1.47
MSCI All Country World Index ex USA (International)	14.35	–30.54	4.95

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.90%	6.05%	5.01%
Barclays Capital Municipal Bond Index	6.43	3.77	4.14
Citigroup 3-Month Treasury Bill Index	0.10	0.78	3.02

CPI
Consumer Price Index	2.60%	–1.43%	2.60%

1 Annualized.

3

yields, and thus keep borrowing costs, such as mortgage rates, low. Government initiatives also helped bring down municipal bond yields, which earlier in the period were higher than those of Treasuries, a reversal in the traditional relationship between taxable and tax-exempt yields. For the six months, the tax-exempt bond market returned 6.43%.

The Fed kept the target for short-term interest rates at an all-time low of 0% to 0.25% throughout the period.

Stocks began to recover, resulting in a positive return Vanguard Institutional Index Fund, like the broad U.S. stock market, was down significantly at the beginning of the period. In mid-March, however, stocks began to rally and, by the end of the period, had crept into positive territory for the first half of fiscal 2009. A few sectors ended the six months with positive returns, contributing to the 3.27% return of Institutional Index Fund’s Institutional Shares (3.29% for Institutional Plus Shares).

The information technology sector—the index’s most heavily weighted sector—was the leading contributor to returns for the period. Big-name computer and software companies staged a strong comeback over the last few months as corporations began spending on technology again, after trimming their budgets in 2008 in response to the worldwide recession.

Consumer discretionary stocks were also up for the period, as consumers slowly resumed spending. The biggest contributors to performance included electronics firms and department stores. In the materials sector, chemicals, metals, and mining companies also helped boost returns.

Stocks in the industrial sector weighed most heavily on returns, as losses in the aerospace and defense industry, as well as poor results from a big industrial conglomerate, took their toll. In the health care sector, holdings in pharmaceutical and biotechnology companies also hurt returns.

Regardless of market conditions, a long-term focus is key.

Over the past 18 months, investors’ resolve has been tested repeatedly. In 2008, the U.S. financial markets endured their worst calendar year since the 1930s. The first two months of 2009 brought more bad news and falling prices before stocks rebounded to turn in their best quarter since 2003. Nobody knows where the stock market will go from here, particularly in the shorter term.

4

The important thing to remember is that short-term performance is mostly just noise. At Vanguard, we recommend that you maintain a long-term perspective. Despite market conditions, the Vanguard Institutional Index Fund has a long history of meeting its objective of closely tracking its benchmark index. And over time, we would expect a strategy of simply matching the market to produce very competitive returns. The fund offers a low-cost way to gain exposure to large- and mid-sized companies representing about three-quarters of the broad U.S. stock market’s value. As part of a well-balanced portfolio, the fund can play a useful role in helping investors work toward their long-term financial goals.

Thank you, as always, for investing with Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

July 20, 2009

5

Institutional Index Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	509	500
Median Market Cap	$39.8B	$39.8B
Price/Earnings Ratio	16.6x	16.6x
Price/Book Ratio	2.0x	2.0x
Yield[2]		2.4%
Institutional Shares	2.5%
Institutional Plus Shares	2.5%
Return on Equity	21.1%	21.1%
Earnings Growth Rate	14.2%	14.2%
Foreign Holdings	0.0%	0.0%
Turnover Rate[3]	5%	—
Expense Ratio[4]		—
Institutional Shares	0.05%
Institutional Plus Shares	0.025%
Short-Term Reserves	–0.1%[5]	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	9.0%	9.0%
Consumer Staples	12.0	12.0
Energy	12.4	12.4
Financials	13.6	13.6
Health Care	14.0	14.0
Industrials	9.8	9.9
Information Technology	18.4	18.3
Materials	3.2	3.2
Telecommunication Services	3.5	3.5
Utilities	4.1	4.1

Volatility Measures[6]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.00

Ten Largest Holdings[7]	(% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	4.2%
Microsoft Corp.	systems software	2.2
Johnson & Johnson	pharmaceuticals	1.9
The Procter & Gamble Co.	household products	1.8
AT&T Inc.	integrated
	telecommunication
	services	1.8
International Business
Machines Corp.	computer hardware	1.7
JPMorgan Chase & Co.	diversified financial
	services	1.6
Chevron Corp.	integrated
	oil and gas	1.6
Apple Inc.	computer hardware	1.6
General Electric Co.	industrial
	conglomerates	1.5
Top Ten		19.9%

1 S&P 500 Index.

2	30-day SEC yield for the fund; annualized dividend yield for the index. See the Glossary.

3 Annualized.

4 The expense ratios shown are from the prospectus dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the annualized expense ratios were 0.05% for Institutional Shares and 0.025% for Institutional Plus Shares.

5 The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7	The holdings listed exclude any temporary cash investments and equity index products.

6

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Five Years	Ten Years
Institutional Shares	7/31/1990	–26.08%	–2.21%	–2.18%
Institutional Plus Shares	7/7/1997	–26.06	–2.19	–2.15

1 Six months ended June 30, 2009.

Note: See Financial Highlights tables for dividend and capital gains information.

7

Institutional Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (8.9%)
	McDonald’s Corp.	7,533,114	433,079
	The Walt Disney Co.	12,678,322	295,785
	Home Depot, Inc.	11,578,022	273,589
	Comcast Corp. Class A	18,843,787	273,046
	Time Warner Inc.	8,165,672	205,693
	Target Corp.	5,136,841	202,751
	Lowe’s Cos., Inc.	10,082,130	195,694
*	Amazon.com, Inc.	2,200,323	184,079
	News Corp., Class A	15,707,143	143,092
	NIKE, Inc. Class B	2,645,894	137,004
*	Ford Motor Co.	21,975,381	133,391
	Yum! Brands, Inc.	3,151,998	105,088
	Staples, Inc.	4,884,620	98,523
*	Viacom Inc. Class B	4,140,355	93,986
*	Kohl’s Corp.	2,085,385	89,150
	TJX Cos., Inc.	2,823,903	88,840
*	DIRECTV Group, Inc.	3,579,129	88,440
	Johnson Controls, Inc.	4,057,929	88,138
	Best Buy Co., Inc.	2,330,963	78,064
	Carnival Corp.	2,991,882	77,101
	Time Warner Cable Inc.	2,406,022	76,199
*	Starbucks Corp.	5,025,249	69,801
	Omnicom Group Inc.	2,122,719	67,035
	The McGraw-Hill Cos., Inc.	2,147,642	64,666
	Coach, Inc.	2,168,041	58,277
*	Bed Bath & Beyond, Inc.	1,773,220	54,527
*	Apollo Group, Inc. Class A	735,898	52,337
	The Gap, Inc.	3,134,461	51,405
	Marriott International, Inc.
	Class A	2,027,214	44,741
	J.C. Penney Co., Inc.
	(Holding Co.)	1,517,843	43,577
	H & R Block, Inc.	2,319,685	39,968
	Mattel, Inc.	2,448,456	39,298
*	AutoZone Inc.	246,515	37,251

Genuine Parts Co.		1,088,956	36,545
Sherwin-Williams Co.		670,809	36,056
Fortune Brands, Inc.		1,025,756	35,635
*	O’Reilly Automotive, Inc.	924,477	35,204
	Macy’s Inc.	2,872,136	33,776
	VF Corp.	603,091	33,381
	International Game
	Technology	2,019,207	32,105
	CBS Corp.	4,622,400	31,987
	Darden Restaurants Inc.	936,486	30,885
	Starwood Hotels &
	Resorts Worldwide, Inc.	1,274,793	28,300
	Family Dollar Stores, Inc.	955,701	27,046
	Harley-Davidson, Inc.	1,597,804	25,900
*,^	Sears Holdings Corp.	374,077	24,884
*	GameStop Corp. Class A	1,121,917	24,693
	Limited Brands, Inc.	1,841,246	22,040
*	Expedia, Inc.	1,437,040	21,714
	Nordstrom, Inc.	1,091,205	21,704
	Tiffany & Co.	844,934	21,428
	Whirlpool Corp.	503,153	21,414
	DeVry, Inc.	419,191	20,976
	Polo Ralph Lauren Corp.	386,145	20,674
	Hasbro, Inc.	848,248	20,562
	Newell Rubbermaid, Inc.	1,888,891	19,663
*	The Goodyear Tire &
	Rubber Co.	1,651,754	18,599
	The Stanley Works	537,888	18,202
	D. R. Horton, Inc.	1,876,705	17,566
	Scripps Networks
	Interactive	616,664	17,162
*	Interpublic Group
	of Cos., Inc.	3,260,506	16,466
*,^	Wynn Resorts Ltd.	460,983	16,273
	Leggett & Platt, Inc.	1,068,288	16,270
	Abercrombie & Fitch Co.	598,988	15,208
	Wyndham
	Worldwide Corp.	1,211,143	14,679
	Washington Post Co.
	Class B	41,004	14,441
	Pulte Homes, Inc.	1,459,599	12,888
*	AutoNation, Inc.	734,817	12,749
	Comcast Corp. Special
	Class A	844,535	11,908
	RadioShack Corp.	850,769	11,877

8

Institutional Index Fund

			Market
			Value•
		Shares	($000)
*	Big Lots Inc.	560,894	11,796
	Black & Decker Corp.	409,124	11,726
	Snap-On Inc.	391,335	11,247
	Lennar Corp. Class A	959,523	9,298
	Harman International
	Industries, Inc.	472,302	8,879
*	Office Depot, Inc.	1,873,353	8,542
	Centex Corp.	844,732	7,146
	KB Home	511,369	6,996
	Meredith Corp.	244,906	6,257
	Gannett Co., Inc.	1,585,254	5,659
	Eastman Kodak Co.	1,827,749	5,410
	New York Times Co.
	Class A	795,250	4,382
	CBS Corp. Class A	18,015	125
*	Viacom Inc. Class A	775	19
			4,921,957
Consumer Staples (11.9%)
	The Procter & Gamble Co.	19,901,972	1,016,991
	Wal-Mart Stores, Inc.	15,237,793	738,119
	The Coca-Cola Co.	13,594,106	652,381
	Philip Morris
	International Inc.	13,393,931	584,243
	PepsiCo, Inc.	10,630,048	584,227
	CVS Caremark Corp.	9,941,033	316,821
	Kraft Foods Inc.	10,056,260	254,826
	Colgate-Palmolive Co.	3,411,196	241,308
	Altria Group, Inc.	14,118,410	231,401
	Walgreen Co.	6,771,692	199,088
	Kimberly-Clark Corp.	2,828,406	148,293
	Costco Wholesale Corp.	2,963,761	135,444
	General Mills, Inc.	2,246,392	125,843
	Archer-Daniels-Midland Co.	4,383,887	117,357
	The Kroger Co.	4,454,534	98,222
	Sysco Corp.	4,028,175	90,553
	Kellogg Co.	1,724,082	80,290
	Lorillard, Inc.	1,148,417	77,828
	H.J. Heinz Co.	2,148,539	76,703
	Avon Products, Inc.	2,915,220	75,154
	Safeway, Inc.	2,908,394	59,244
	ConAgra Foods, Inc.	3,054,047	58,210
	The Clorox Co.	949,642	53,019
	Sara Lee Corp.	4,750,436	46,364
	Reynolds American Inc.	1,153,919	44,564
	Molson Coors
	Brewing Co. Class B	1,020,954	43,217
	The Hershey Co.	1,131,800	40,745
	Campbell Soup Co.	1,363,478	40,114
	J.M. Smucker Co.	808,818	39,357
*	Dr. Pepper Snapple
	Group, Inc.	1,733,727	36,738

	Coca-Cola Enterprises, Inc.	2,165,648	36,058
	The Pepsi Bottling
	Group, Inc.	933,255	31,581
	McCormick & Co., Inc.	889,975	28,951
	Brown-Forman Corp.
	Class B	668,278	28,723
	Tyson Foods, Inc.	2,059,788	25,974
	The Estee Lauder
	Cos. Inc. Class A	790,673	25,831
*	Dean Foods Co.	1,209,043	23,202
	SUPERVALU Inc.	1,440,922	18,660
^	Whole Foods Market, Inc.	955,430	18,134
*	Constellation Brands, Inc.
	Class A	1,339,438	16,984
	Hormel Foods Corp.	475,559	16,426
			6,577,188
Energy (12.3%)
	ExxonMobil Corp.	33,319,067	2,329,336
	Chevron Corp.	13,688,135	906,839
	Schlumberger Ltd.	8,169,314	442,042
	ConocoPhillips Co.	10,116,373	425,495
	Occidental
	Petroleum Corp.	5,534,811	364,246
	Devon Energy Corp.	3,031,109	165,195
	Apache Corp.	2,288,755	165,134
	Anadarko Petroleum Corp.	3,408,734	154,722
	XTO Energy, Inc.	3,958,378	150,973
	Marathon Oil Corp.	4,833,002	145,618
	Halliburton Co.	6,125,902	126,806
	EOG Resources, Inc.	1,709,067	116,080
	Hess Corp.	1,942,930	104,433
*	National Oilwell Varco Inc.	2,855,411	93,258
*	Southwestern Energy Co.	2,346,611	91,166
	Baker Hughes Inc.	2,115,521	77,090
	Chesapeake Energy Corp.	3,848,328	76,312
	Spectra Energy Corp.	4,404,261	74,520
	Murphy Oil Corp.	1,302,861	70,771
	Noble Energy, Inc.	1,183,822	69,810
	Valero Energy Corp.	3,798,938	64,164
	Williams Cos., Inc.	3,961,289	61,836
	Peabody Energy Corp.	1,825,804	55,066
	Range Resources Corp.	1,069,123	44,272
	El Paso Corp.	4,787,173	44,186
*	Cameron
	International Corp.	1,481,767	41,934
	CONSOL Energy, Inc.	1,233,601	41,893
	Diamond Offshore
	Drilling, Inc.	474,634	39,418
	Smith International, Inc.	1,497,657	38,565
	ENSCO International, Inc.	966,257	33,693
*	FMC Technologies Inc.	844,023	31,718
*	Nabors Industries, Inc.	1,932,993	30,116
	BJ Services Co.	1,994,767	27,189

*	Denbury Resources, Inc.	1,699,616	25,035
	Cabot Oil & Gas Corp.	707,880	21,690
	Pioneer Natural
	Resources Co.	786,739	20,062
	Sunoco, Inc.	795,359	18,452
	Rowan Cos., Inc.	769,616	14,869
	Tesoro Corp.	941,026	11,979
	Massey Energy Co.	582,306	11,378
			6,827,361

9

Institutional Index Fund

			Market
			Value•
		Shares	($000)
Financials (13.4%)
	JPMorgan Chase & Co.	26,637,595	908,608
	Wells Fargo & Co.	31,791,810	771,269
	Bank of America Corp.	55,221,653	728,926
	The Goldman Sachs
	Group, Inc.	3,437,481	506,822
	Morgan Stanley	9,229,600	263,136
	Bank of New York
	Mellon Corp.	8,162,831	239,253
	U.S. Bancorp	12,958,367	232,214
	American Express Co.	8,108,096	188,432
	MetLife, Inc.	5,589,078	167,728
	The Travelers Cos., Inc.	3,997,588	164,061
	State Street Corp.	3,371,471	159,133
	CME Group, Inc.	453,138	140,976
	PNC Financial
	Services Group	3,143,054	121,982
	Prudential Financial, Inc.	3,160,607	117,638
	Charles Schwab Corp.	6,412,269	112,471
	AFLAC Inc.	3,191,934	99,237
	Simon Property
	Group, Inc. REIT	1,896,397	97,532
	BB&T Corp.	4,417,319	97,093
	The Chubb Corp.	2,404,397	95,887
	The Allstate Corp.	3,662,611	89,368
	Northern Trust Corp.	1,645,453	88,328
	Franklin Resources, Inc.	1,031,422	74,273
	T. Rowe Price Group Inc.	1,744,234	72,682
	Marsh & McLennan
	Cos., Inc.	3,568,236	71,829
	Aon Corp.	1,888,304	71,510
*	Progressive Corp. of Ohio	4,650,376	70,267
	Loews Corp.	2,466,538	67,583
	Capital One Financial Corp.	3,085,554	67,512
^	Citigroup Inc.	21,952,786	65,200
*	Intercontinental
	Exchange Inc.	497,344	56,817
	Public Storage, Inc. REIT	856,519	56,085
	SunTrust Banks, Inc.	3,173,342	52,201
	Invesco, Ltd.	2,808,873	50,054
	Vornado Realty Trust REIT	1,084,087	48,816
	NYSE Euronext	1,775,500	48,382
	Hudson City Bancorp, Inc.	3,556,405	47,265
	Boston Properties, Inc.
	REIT	945,986	45,123
	Ameriprise Financial, Inc.	1,740,203	42,235
	Equity Residential REIT	1,870,105	41,572
	The Principal Financial
	Group, Inc.	2,121,670	39,972
	HCP, Inc. REIT	1,860,769	39,430
	Unum Group	2,262,387	35,881

	People’s United
	Financial Inc.	2,378,560	35,773
	Fifth Third Bancorp	5,018,763	35,633
	Lincoln National Corp.	2,022,096	34,800
	Host Hotels &
	Resorts Inc. REIT	4,105,837	34,448
	Moody’s Corp.	1,303,896	34,358
	Discover Financial
	Services	3,288,932	33,777
	Plum Creek Timber
	Co. Inc. REIT	1,122,993	33,443
*	SLM Corp.	3,192,659	32,789
	Regions Financial Corp.	7,888,035	31,868
	Ventas, Inc. REIT	1,066,579	31,848
	Avalonbay
	Communities, Inc. REIT	545,666	30,525
^	M & T Bank Corp.	558,593	28,449
	XL Capital Ltd. Class A	2,331,580	26,720
	The Hartford Financial
	Services Group Inc.	2,222,582	26,382
*	Leucadia National Corp.	1,235,007	26,046
	Health Care Inc. REIT	757,376	25,826
	KeyCorp	4,834,773	25,334
	Cincinnati Financial Corp.	1,107,231	24,747
	ProLogis REIT	3,015,593	24,306
	Legg Mason Inc.	977,465	23,831
	Kimco Realty Corp. REIT	2,210,580	22,216
	Comerica, Inc.	1,029,021	21,764
	Torchmark Corp.	575,100	21,302
^	American International
	Group, Inc.	18,321,366	21,253
	Genworth Financial Inc.	2,949,764	20,619
*	Nasdaq OMX Group, Inc.	938,759	20,005
	Assurant, Inc.	801,470	19,307
	First Horizon
	National Corp.	1,468,136	17,618
	Huntington
	Bancshares Inc.	3,698,564	15,460
*	CB Richard Ellis
	Group, Inc.	1,609,891	15,069
	Federated Investors, Inc.	610,041	14,696
	Janus Capital Group Inc.	1,098,260	12,520
	Marshall & Ilsley Corp.	2,396,751	11,504
	Zions Bancorp	785,585	9,081
*	E*TRADE Financial Corp.	6,760,054	8,653
	Apartment Investment &
	Management Co.
	Class A REIT	796,706	7,051
	CIT Group Inc.	2,640,442	5,677
*	MBIA, Inc.	1,162,482	5,034
			7,424,515
Health Care (13.9%)
	Johnson & Johnson	18,815,303	1,068,709

	Pfizer Inc.	46,076,032	691,140
	Abbott Laboratories	10,548,066	496,181
	Wyeth	9,105,760	413,310
	Merck & Co., Inc.	14,398,401	402,579
*	Amgen Inc.	6,912,725	365,960
*	Gilead Sciences, Inc.	6,189,079	289,896

10

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Schering-Plough Corp.	11,118,610	279,299
	Bristol-Myers Squibb Co.	13,525,937	274,712
	Medtronic, Inc.	7,635,489	266,402
	Eli Lilly & Co.	6,904,291	239,165
	Baxter International, Inc.	4,131,287	218,793
	UnitedHealth Group Inc.	8,122,301	202,895
*	WellPoint Inc.	3,309,293	168,410
*	Celgene Corp.	3,143,087	150,365
*	Medco Health
	Solutions, Inc.	3,293,781	150,229
*	Express Scripts Inc.	1,851,741	127,307
	Becton, Dickinson & Co.	1,635,687	116,641
*	Thermo Fisher
	Scientific, Inc.	2,856,462	116,458
*	Boston Scientific Corp.	10,286,408	104,304
*	Genzyme Corp.	1,841,472	102,515
	Allergan, Inc.	2,099,910	99,914
*	St. Jude Medical, Inc.	2,365,075	97,205
*	Biogen Idec Inc.	1,970,471	88,967
	McKesson Corp.	1,853,459	81,552
	Aetna Inc.	3,051,709	76,445
	Cardinal Health, Inc.	2,458,796	75,116
	Stryker Corp.	1,627,266	64,668
*	Zimmer Holdings, Inc.	1,468,911	62,576
	Quest Diagnostics, Inc.	1,025,355	57,861
*	Forest Laboratories, Inc.	2,059,698	51,719
	C.R. Bard, Inc.	677,396	50,432
*	Laboratory Corp. of
	America Holdings	739,622	50,139
*	Life Technologies Corp.	1,192,901	49,768
	CIGNA Corp.	1,862,804	44,875
*	Intuitive Surgical, Inc.	258,576	42,319
*	Hospira, Inc.	1,095,930	42,215
*	Humana Inc.	1,158,366	37,369
	AmerisourceBergen Corp.	2,074,926	36,809
*	DaVita, Inc.	707,512	34,994
*	Waters Corp.	660,868	34,015
	DENTSPLY
	International Inc.	1,012,465	30,900
*	Varian Medical
	Systems, Inc.	856,207	30,087
*	Cephalon, Inc.	502,926	28,491
*	Mylan Inc.	2,083,289	27,187
*	Millipore Corp.	378,614	26,582
*	Watson
	Pharmaceuticals, Inc.	717,803	24,183
*	Coventry Health Care Inc.	1,013,839	18,969
*	King Pharmaceuticals, Inc.	1,690,086	16,276
	IMS Health, Inc.	1,236,762	15,707

	PerkinElmer, Inc.	792,790	13,795
*	Patterson Companies, Inc.	623,003	13,519
*	Tenet Healthcare Corp.	2,830,935	7,983
			7,677,907
Industrials (9.7%)
	General Electric Co.	72,306,787	847,436
	United Parcel Service, Inc.	6,794,381	339,651
	United Technologies Corp.	6,431,949	334,204
	3M Co.	4,741,475	284,963
	The Boeing Co.	4,958,685	210,744
	Lockheed Martin Corp.	2,230,614	179,899
	Union Pacific Corp.	3,442,241	179,203
	Emerson Electric Co.	5,131,059	166,246
	Honeywell
	International Inc.	5,079,270	159,489
	General Dynamics Corp.	2,629,098	145,626
	Burlington Northern
	Santa Fe Corp.	1,901,271	139,819
	Caterpillar, Inc.	4,108,679	135,751
	Raytheon Co.	2,669,961	118,626
	FedEx Corp.	2,125,696	118,231
	Deere & Co.	2,886,745	115,325
	Danaher Corp.	1,741,242	107,504
	Northrop Grumman Corp.	2,208,796	100,898
	Illinois Tool Works, Inc.	2,625,423	98,033
	Waste Management, Inc.	3,359,713	94,610
	Norfolk Southern Corp.	2,506,332	94,414
	CSX Corp.	2,673,096	92,569
	PACCAR, Inc.	2,480,051	80,626
	Precision Castparts Corp.	956,479	69,852
	Fluor Corp.	1,228,151	62,992
	C.H. Robinson
	Worldwide Inc.	1,158,945	60,439
	ITT Industries, Inc.	1,242,859	55,307
	L-3 Communications
	Holdings, Inc.	795,941	55,222
	Republic Services, Inc.
	Class A	2,198,796	53,673
	Eaton Corp.	1,130,893	50,449
	Cummins Inc.	1,378,246	48,528
	Expeditors International
	of Washington, Inc.	1,449,754	48,335
	Parker Hannifin Corp.	1,096,154	47,091
	Rockwell Collins, Inc.	1,081,600	45,135
	Goodrich Corp.	845,841	42,267
	Dover Corp.	1,270,371	42,037
*	Jacobs Engineering
	Group Inc.	841,280	35,409
	Cooper Industries, Inc.
	Class A	1,138,551	35,352
*	Iron Mountain, Inc.	1,227,349	35,286
	W.W. Grainger, Inc.	424,982	34,798
	Southwest Airlines Co.	5,059,195	34,048

	Rockwell Automation, Inc.	968,643	31,113
	Pitney Bowes, Inc.	1,409,544	30,911
*	Quanta Services, Inc.	1,331,550	30,799
*	Stericycle, Inc.	581,092	29,944
	The Dun & Bradstreet Corp.	363,497	29,520
	Fastenal Co.	882,555	29,274
	Flowserve Corp.	382,681	26,715
	Robert Half
	International, Inc.	1,040,551	24,578
	Masco Corp.	2,446,317	23,436

11

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Equifax, Inc.	860,713	22,465
	Pall Corp.	804,129	21,358
	Cintas Corp.	894,194	20,423
	Avery Dennison Corp.	767,373	19,706
	Textron, Inc.	1,830,425	17,682
	R.R. Donnelley & Sons Co.	1,396,493	16,227
	Ryder System, Inc.	379,889	10,606
*	Monster Worldwide Inc.	871,592	10,294
	The Manitowoc Co., Inc.	886,530	4,663
	Ingersoll-Rand Co.	81,095	1,695
*	Raytheon Co.
	Warrants Exp. 6/16/11	20,998	197
			5,401,693
Information Technology (18.3%)
	Microsoft Corp.	52,260,637	1,242,235
	International Business
	Machines Corp.	9,022,654	942,145
*	Apple Inc.	6,091,423	867,601
*	Cisco Systems, Inc.	39,383,824	734,114
*	Google Inc.	1,639,527	691,208
	Intel Corp.	38,135,078	631,135
	Hewlett-Packard Co.	16,293,725	629,752
	Oracle Corp.	25,860,841	553,939
	QUALCOMM Inc.	11,289,170	510,270
	Texas Instruments, Inc.	8,693,144	185,164
*	EMC Corp.	13,745,420	180,065
	Corning, Inc.	10,610,348	170,402
*	Dell Inc.	11,874,701	163,040
*	Yahoo! Inc.	9,524,882	149,160
*	eBay Inc.	7,379,669	126,414
	Automatic Data
	Processing, Inc.	3,425,445	121,398
	Motorola, Inc.	15,653,601	103,783
*	Adobe Systems, Inc.	3,576,329	101,210
	Applied Materials, Inc.	9,102,619	99,856
*	Symantec Corp.	5,592,671	87,022
*	Juniper Networks, Inc.	3,572,488	84,311
	MasterCard, Inc. Class A	494,714	82,771
	Western Union Co.	4,788,844	78,537
*	Broadcom Corp.	2,918,756	72,356
*	Intuit, Inc.	2,206,145	62,125
	Paychex, Inc.	2,191,746	55,232
*	Cognizant Technology
	Solutions Corp.	1,994,909	53,264
	Analog Devices, Inc.	1,988,903	49,285
*	Fiserv, Inc.	1,062,223	48,544
*	Electronic Arts Inc.	2,205,504	47,904
*	Agilent Technologies, Inc.	2,344,776	47,622
*	Sun Microsystems, Inc.	5,096,118	46,986
	CA, Inc.	2,692,772	46,935
*	Computer Sciences Corp.	1,034,620	45,834

*	McAfee Inc.	1,061,095	44,768
*	NetApp, Inc.	2,258,692	44,541
*	BMC Software, Inc.	1,262,883	42,673
*	NVIDIA Corp.	3,730,018	42,112
*	Citrix Systems, Inc.	1,235,926	39,414
	Xilinx, Inc.	1,881,679	38,499
	Xerox Corp.	5,905,751	38,269
	Amphenol Corp. Class A	1,169,812	37,013
*	Western Digital Corp.	1,359,303	36,021
	Linear Technology Corp.	1,517,955	35,444
	Altera Corp.	2,003,921	32,624
*	Affiliated Computer
	Services, Inc. Class A	666,565	29,609
*	Autodesk, Inc.	1,559,933	29,607
	KLA-Tencor Corp.	1,160,241	29,296
*	Micron Technology, Inc.	5,782,624	29,260
	Microchip Technology, Inc.	1,246,248	28,103
*	salesforce.com, inc.	723,859	27,630
*	Teradata Corp.	1,179,153	27,628
*	MEMC Electronic
	Materials, Inc.	1,526,316	27,184
	Fidelity National
	Information Services, Inc.	1,306,249	26,073
	Harris Corp.	910,458	25,821
*	VeriSign, Inc.	1,314,194	24,286
*	FLIR Systems, Inc.	1,027,457	23,179
*	SanDisk Corp.	1,546,068	22,712
*	Akamai Technologies, Inc.	1,176,801	22,571
*	LSI Corp.	4,416,141	20,138
	Total System
	Services, Inc.	1,342,494	17,976
	National
	Semiconductor Corp.	1,333,164	16,731
*	Tellabs, Inc.	2,696,179	15,449
*	Advanced Micro
	Devices, Inc.	3,814,857	14,763
	Molex, Inc.	944,344	14,685
*	Compuware Corp.	1,679,644	11,522
*	Novellus Systems, Inc.	663,131	11,074
	Jabil Circuit, Inc.	1,454,390	10,792
*	Novell, Inc.	2,347,331	10,633
*	QLogic Corp.	825,844	10,472
*	Tyco Electronics Ltd.	545,228	10,136
*	JDS Uniphase Corp.	1,501,759	8,590
*	Lexmark International, Inc.	530,003	8,401
*	Teradyne, Inc.	1,172,946	8,046
*	Convergys Corp.	832,386	7,725
*	Ciena Corp.	618,418	6,401
			10,119,490
Materials (3.2%)
	Monsanto Co.	3,726,484	277,027
	E.I. du Pont de
	Nemours & Co.	6,169,979	158,075

Praxair, Inc.	2,099,541	149,214
Freeport-McMoRan
Copper & Gold, Inc.
Class B	2,811,675	140,893
Newmont Mining Corp.
(Holding Co.)	3,341,991	136,587
Dow Chemical Co.	7,346,837	118,578
Nucor Corp.	2,145,907	95,343

12

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Air Products &
	Chemicals, Inc.	1,432,902	92,551
	Alcoa Inc.	6,652,964	68,725
	PPG Industries, Inc.	1,123,427	49,319
	Ecolab, Inc.	1,146,657	44,708
	International Paper Co.	2,951,609	44,658
	Weyerhaeuser Co.	1,443,344	43,921
	Sigma-Aldrich Corp.	833,818	41,324
	Vulcan Materials Co.	832,217	35,869
	United States Steel Corp.	978,970	34,988
*	Owens-Illinois, Inc.	1,149,354	32,193
	Ball Corp.	641,903	28,988
	CF Industries Holdings, Inc.	330,575	24,509
	Allegheny Technologies Inc.	668,063	23,336
	Sealed Air Corp.	1,080,980	19,944
*	Pactiv Corp.	901,167	19,555
	MeadWestvaco Corp.	1,164,142	19,104
	Eastman Chemical Co.	494,357	18,736
	International Flavors &
	Fragrances, Inc.	535,912	17,535
	Bemis Co., Inc.	680,559	17,150
	AK Steel Holding Corp.	755,335	14,495
	Titanium Metals Corp.	579,974	5,330
			1,772,655
Other (0.1%)
2	Miscellaneous Securities		40,123

Telecommunication Services (3.5%)
	AT&T Inc.	40,285,846	1,000,701
	Verizon
	Communications Inc.	19,395,867	596,035
*	Sprint Nextel Corp.	19,606,527	94,307
*	American Tower Corp.
	Class A	2,715,704	85,626
	Qwest Communications
	International Inc.	10,102,609	41,926
	Embarq Corp.	973,735	40,955
	Windstream Corp.	3,005,368	25,125
*	MetroPCS
	Communications Inc.	1,725,290	22,964
	CenturyTel, Inc.	688,155	21,126
	Frontier
	Communications Corp.	2,124,126	15,166
			1,943,931
Utilities (4.1%)
	Exelon Corp.	4,498,180	230,352
	Southern Co.	5,342,709	166,479
	FPL Group, Inc.	2,805,055	159,495
	Dominion Resources, Inc.	4,028,477	134,632
	Duke Energy Corp.	8,788,954	128,231
	Public Service Enterprise

Group, Inc.	3,455,087	112,739
Entergy Corp.	1,339,107	103,807
PG&E Corp.	2,515,169	96,683
American Electric
Power Co., Inc.	3,255,621	94,055
PPL Corp.	2,567,950	84,640
Sempra Energy	1,668,202	82,793
FirstEnergy Corp.	2,081,621	80,663
Progress Energy, Inc.	1,905,473	72,084
Consolidated Edison Inc.	1,873,799	70,117
Edison International	2,224,867	69,994
Xcel Energy, Inc.	3,111,695	57,286
*	AES Corp.	4,546,082	52,780
Questar Corp.	1,188,289	36,908
Ameren Corp.	1,455,355	36,224
Constellation Energy
Group, Inc.	1,360,371	36,159
DTE Energy Co.	1,116,804	35,738
Wisconsin Energy Corp.	798,499	32,507
EQT Corp.	893,978	31,209
Allegheny Energy, Inc.	1,156,940	29,675
SCANA Corp.	830,224	26,957
Northeast Utilities	1,196,046	26,684
CenterPoint Energy Inc.	2,379,994	26,370
NiSource, Inc.	1,875,423	21,867
Pinnacle West Capital Corp.	688,049	20,745
Pepco Holdings, Inc.	1,499,336	20,151
CMS Energy Corp.	1,549,306	18,716
TECO Energy, Inc.	1,450,101	17,300
Integrys Energy Group, Inc.	520,515	15,610
Nicor Inc.	307,877	10,659
*	Dynegy, Inc.	3,438,184	7,805
2,248,114
Total Common Stocks
(Cost $63,717,362)	54,954,934
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.8%)
3,4	Vanguard Market
Liquidity Fund, 0.395%	466,371,674	466,372

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Federal National
	Mortgage Assn.,
	0.541%, 7/30/09	30,000	29,996
5,6	Federal Home Loan
	Mortgage Corp.,
	0.210%, 9/28/09	12,000	11,994
5,6	Federal National
	Mortgage Assn.,
	0.290%, 10/29/09	5,000	4,996

46,986
Total Temporary Cash Investments
(Cost $513,347)	513,358
Total Investments (100.2%)
(Cost $64,230,709)	55,468,292

13

Institutional Index Fund

Market
Value•
($000)
Other Assets and Liabilities (–0.2%)
Other Assets	310,688
Liabilities[4]	(415,786)
(105,098)
Net Assets (100%)	55,363,194

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	68,103,577
Undistributed Net Investment Income	28,176
Accumulated Net Realized Losses	(3,997,384)
Unrealized Appreciation (Depreciation)
Investment Securities	(8,762,417)
Futures Contracts	(8,758)
Net Assets	55,363,194

Institutional Shares—Net Assets
Applicable to 417,502,342 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	35,143,916
Net Asset Value Per Share—
Institutional Shares	$84.18

Institutional Plus Shares—Net Assets
Applicable to 240,195,027 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	20,219,278
Net Asset Value Per Share—
Institutional Plus Shares	$84.18

• See Note A in Notes to Financial Statements.

•	Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is

$122,879,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.

2 Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $152,045,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

6 Securities with a value of $46,986,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Institutional Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	635,550
Interest[1]	1,347
Security Lending	22,299
Total Income	659,196
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	7,789
Management and Administrative—Institutional Plus Shares	2,210
Total Expenses	9,999
Net Investment Income	649,197
Realized Net Gain (Loss)
Investment Securities Sold	169,746
Futures Contracts	31,232
Realized Net Gain (Loss)	200,978
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,082,731
Futures Contracts	(21,143)
Change in Unrealized Appreciation (Depreciation)	1,061,588
Net Increase (Decrease) in Net Assets Resulting from Operations	1,911,763

1 Interest income from an affiliated company of the fund was $984,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Institutional Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	649,197	1,436,285
Realized Net Gain (Loss)	200,978	(732,143)
Change in Unrealized Appreciation (Depreciation)	1,061,588	(28,467,348)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,911,763	(27,763,206)
Distributions
Net Investment Income
Institutional Shares	(403,017)	(911,292)
Institutional Plus Shares	(227,618)	(524,799)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(630,635)	(1,436,091)
Capital Share Transactions
Institutional Shares	2,827,039	4,295,881
Institutional Plus Shares	2,068,268	2,467,315
Net Increase (Decrease) from Capital Share Transactions	4,895,307	6,763,196
Total Increase (Decrease)	6,176,435	(22,436,101)
Net Assets
Beginning of Period	49,186,759	71,622,860
End of Period[1]	55,363,194	49,186,759

1 Net Assets—End of Period includes undistributed net investment income of $28,176,000 and $9,614,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$82.54	$134.14	$129.59	$114.01	$110.70	$101.78
Investment Operations
Net Investment Income	1.017	2.521	2.560	2.240	2.050	2.030
Net Realized and Unrealized Gain (Loss)
on Investments	1.613	(51.599)	4.550	15.580	3.310	8.910
Total from Investment Operations	2.630	(49.078)	7.110	17.820	5.360	10.940
Distributions
Dividends from Net Investment Income	(.990)	(2.522)	(2.560)	(2.240)	(2.050)	(2.020)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.990)	(2.522)	(2.560)	(2.240)	(2.050)	(2.020)
Net Asset Value, End of Period	$84.18	$82.54	$134.14	$129.59	$114.01	$110.70

Total Return	3.27%	–36.95%	5.47%	15.78%	4.91%	10.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,144	$31,543	$45,847	$45,243	$39,154	$34,990
Ratio of Total Expenses to
Average Net Assets	0.050%[1]	0.050%	0.050%	0.050%	0.050%	0.050%
Ratio of Net Investment Income to
Average Net Assets	2.65%[1]	2.28%	1.90%	1.87%	1.87%	2.00%
Portfolio Turnover Rate[2]	5%[1]	7%	7%	8%	8%	5%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$82.54	$134.14	$129.59	$114.01	$110.71	$101.78
Investment Operations
Net Investment Income	1.026	2.548	2.597	2.269	2.068	2.051
Net Realized and Unrealized Gain (Loss) on Investments	1.613	(51.598)	4.548	15.580	3.310	8.925
Total from Investment Operations	2.639	(49.050)	7.145	17.849	5.378	10.976
Distributions
Dividends from Net Investment Income	(.999)	(2.550)	(2.595)	(2.269)	(2.078)	(2.046)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.999)	(2.550)	(2.595)	(2.269)	(2.078)	(2.046)
Net Asset Value, End of Period	$84.18	$82.54	$134.14	$129.59	$114.01	$110.71

Total Return	3.29%	–36.94%	5.50%	15.81%	4.93%	10.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,219	$17,643	$25,776	$20,294	$17,095	$13,493
Ratio of Total Expenses to
Average Net Assets	0.025%[1]	0.025%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.68%[1]	2.30%	1.93%	1.90%	1.90%	2.02%
Portfolio Turnover Rate[2]	5%[1]	7%	7%	8%	8%	5%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $5 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

19

Institutional Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	54,954,934	—	—
Temporary Cash Investments	466,372	46,986	—
Futures Contracts—Liabilities[1]	(2,529)	—	—
Total	55,418,777	46,986	—

1 Represents variation margin on the last day of the reporting period.

20

Institutional Index Fund

D. At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	September 2009	1,775	406,253	(8,758)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2009, the fund realized $195,241,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $3,635,716,000 to offset future net capital gains of $385,639,000 through December 31, 2009, $1,269,960,000 through December 31, 2010, $98,196,000 through December 31, 2011, $481,996,000 through December 31, 2013, $663,742,000 through December 31, 2014, $54,429,000 through December 31, 2015, $656,585,000 through December 31, 2016, and $25,169,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $64,230,709,000. Net unrealized depreciation of investment securities for tax purposes was $8,762,417,000, consisting of unrealized gains of $6,738,257,000 on securities that had risen in value since their purchase and $15,500,674,000 in unrealized losses on securities that had fallen in value since their purchase.

21

Institutional Index Fund

F. During the six months ended June 30, 2009, the fund purchased $6,438,239,000 of investment securities and sold $1,481,825,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	5,556,940	71,574	10,979,735	100,686
Issued in Lieu of Cash Distributions	360,586	4,578	827,364	8,027
Redeemed	(3,090,487)	(40,792)	(7,511,218)	(68,358)
Net Increase (Decrease)—Institutional Shares	2,827,039	35,360	4,295,881	40,355
Institutional Plus Shares
Issued	3,295,280	43,222	5,751,623	52,099
Issued in Lieu of Cash Distributions	217,053	2,752	506,788	4,911
Redeemed	(1,444,065)	(19,523)	(3,791,096)	(35,416)
Net Increase (Decrease)—Institutional Plus Shares	2,068,268	26,451	2,467,315	21,594

H. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	12/31/2008	6/30/2009	Period[1]
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,032.74	$0.25
Institutional Plus Shares	1,000.00	1,032.85	0.12
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.55	$0.25
Institutional Plus Shares	1,000.00	1,024.67	0.13

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.05% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

23

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard reflects economies of scale for the benefit of the fund’s shareholders.

The board will consider whether to renew the advisory arrangement again after a one-year period.

25

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

26

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008); Chairman of the Financial Accounting Foundation; Governor of the Financial Industry Regulatory Authority (FINRA); Director of United Way of Southeastern Pennsylvania.

F. William McNabb III1

Born 1957. Trustee Since July 2009. Principal

Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of

Rohm and Haas Co. (2006–2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer of Johnson & Johnson (1997–2005); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupations During the Past Five Years: President since 2007 and Chief Operating Officer since 2005 of Corning Incorporated (communications equipment); President of Corning Technologies (2001–2005); Director of Corning Incorporated and Dow Corning; Trustee of the Corning Incorporated Foundation and the Corning Museum of Glass; Overseer of the Amos Tuck School of Business Administration at Dartmouth College.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard

Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction
the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard
either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
You can review and copy information about your fund
the fund’s current prospectus.
at the SEC’s Public Reference Room in Washington, D.C.
Standard & Poor’s 500®, S&P 500®, and 500 are	To find out more about this public service, call the SEC
trademarks of The McGraw-Hill Companies, Inc., and	at 202-551-8090. Information about your fund is also
have been licensed for use by The Vanguard Group, Inc.	available on the SEC’s website, and you can receive
Vanguard mutual funds are not sponsored, endorsed,	copies of this information, for a fee, by sending a
sold, or promoted by Standard & Poor’s, and Standard &	request in either of two ways: via e-mail addressed to
Poor’s makes no representation regarding the advisability	publicinfo@sec.gov or via regular mail addressed to the
of investing in the funds.	Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q942 082009

1

>  For the six months ended June 30, 2009, Vanguard Institutional Total Bond Market Index Fund returned 2.08%.

>  The fund’s return was in line with that of its target benchmark, the Barclays Capital U.S. Aggregate Bond Index.

>  Market sentiment changed dramatically in the half-year as bond investors began favoring riskier investments over Treasuries.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Total Returns

Six Months Ended June 30, 2009

	Income	Capital	30-Day SEC	Total
	Return	Return	Yield	Returns
Vanguard Institutional Total Bond Market
Index Fund	2.31%	-0.23%	4.20%	2.08%
Barclays Capital U.S. Aggregate Bond Index				1.90
Average Intermediate-Term Investment Grade
Debt Fund				5.38
Average Intermediate-Term Investment Grade Debt Fund: Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance
December 31, 2008, Through June 30, 2009

			Distributions	Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Total Bond Market
Index Fund	$51.33	$51.06	$1.166	$0.150

President’s Letter

Dear Shareholder:

After stampeding into U.S. Treasury securities in late 2008, investors surged back out in the first half of 2009, embracing riskier corporate bonds. The shift drove down the prices of Treasuries, which are a significant component of Vanguard Institutional Total Bond Market Index Fund, and drove up the prices of corporate bonds.

The fund returned 2.08%, in line with its target index, but it trailed the average return of peer funds.

The fund’s yield declined to 4.20% as of June 30, 2009, from 4.48% at year- end 2008.

Newly confident bond investors sought out higher yields

As the fiscal half-year began, investors panicked by the credit-market crisis were seeking shelter in U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

By mid-March, however, investors had gained confidence from the federal government’s efforts to thaw the credit market and stimulate the economy. Bond investors moved back from Treasuries toward corporate bonds—the riskier, the better. For the six months, Treasuries in aggregate returned about –4%, investment-grade corporate bonds returned about 7%, and high-yield securities—the riskiest of bonds—gained about 30%, as measured respectively by the Barclays Capital U.S. Treasury, U.S. Credit, and U.S. Corporate High Yield Indexes.

Despite some murmurs in the market about longer-term inflation risks, in March the Federal Reserve unveiled plans to make big purchases of Treasury and mortgage-backed securities, in an attempt to keep borrowing costs, such as mortgage rates, low. Other government initiatives during the period helped to bring down municipal bond yields, which had risen higher than Treasury yields—a reversal in their traditional relationship. For the six months, the tax-exempt bond market returned more than 6%.

The Fed kept the target for short-term interest rates at an all-time low of 0% to 0.25% throughout the period.

Stock gains petered out by the end of the period

For the six months ended June 30, the broad U.S. stock market returned 5%. The stock market began the half-year in negative territory, then rallied through much of the spring. Although the April–June period was the strongest quarter for U.S. stocks since 2003, equity gains fizzled in mid-June as investors were taken aback by a drop in consumer confidence, a decline in home prices, and a larger-than-expected rise in the unemployment rate.

International stocks did better, returning about 14% for the half-year after a very rocky start. Emerging markets posted the best results as investors poured money into countries with strong growth prospects. Higher commodity prices and

Market Barometer
			Total Returns
	Periods Ended June 30, 2009
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	1.90%	6.05%	5.01%
Barclays Capital Municipal Bond Index	6.43	3.77	4.14
Citigroup Three-Month U.S. Treasury Bill Index	0.10	0.78	3.02

Stocks
Russell 1000 Index (Large-caps)	4.32%	-26.69%	-1.85%
Russell 2000 Index (Small-caps)	2.64	-25.01	-1.71
Dow Jones U.S. Total Stock Market Index	5.00	-26.11	-1.47
MSCI All Country World Index ex USA (International)	14.35	-30.54	4.95

CPI
Consumer Price Index	2.60%	-1.43%	2.60%

a slight rebound in manufacturing orders helped reverse the earlier steep declines in stocks abroad.

Still, pockets of the developed and developing markets, particularly in Europe, continued to struggle amid the global recession. After three consecutive monthly gains, the MSCI All Country World Index ex USA declined slightly for June.

The market environment favored corporate bonds

Reflecting its target benchmark, the Institutional Total Bond Market Index Fund invests in high-quality bonds from both government and corporate issuers. As of June 30, about a quarter of the portfolio consisted of investment-grade corporate bonds and another quarter of Treasuries. The remainder was made up mostly of government mortgage-backed securities.

In 2008’s fearful market environment, the fund’s Treasury holdings boosted returns, while corporates retreated. During the first half of 2009, these dynamics were reversed. In both periods, the fund’s government mortgage-backed holdings outperformed the general bond market, which supported the fund’s return. Overall, the fund’s return was in line with that of its benchmark.

The fund’s relatively large weighting in Treasuries produced falling share prices. The resulting modestly negative capital return (–0.23%) was more than offset by the fund’s income return (2.31%).

A diversified index fund eliminates second-guessing

The experience of the past six months has been called a “low-quality rally” because of investors’ rush from Treasuries to riskier assets of all kinds. Rallies come and go, with unexpected stops and starts. Trying to anticipate a market rally, or jump in after one has begun, rarely works consistently over time.

A low-cost, broad-based index fund—in the hands of a skilled advisor such as Vanguard Fixed Income Group—can offer an excellent way to pursue the fixed income market’s return without second-guessing (or guessing at all) which sector—Treasuries, corporates, or mortgage-backed securities—is likely to lead or lag as the economy emerges from one of its most difficult periods in decades.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

July 20, 2009

Institutional Total Bond Market Index Fund

Fund Profile

As of June 30, 2009

Financial Attributes

		Barclays
		U.S.
		Aggregate
	Fund	Index
Number of Bonds	2,893	8,866
Average Quality	Aa1	Aa1
Yield to Maturity
(before expenses)	4.0%	4.1%
Average Coupon	4.9%	4.9%
Average Duration	4.3 years	4.3 years
Average Effective
Maturity	6.7 years	6.7 years
Ticker Symbol	VITBX	—
Expense Ratio[1]	0.05%	—
30-Day SEC Yield	4.20%	—
Short-Term
Reserves	0.8%	—
Average quality: Moody’s Investors Service.

Sector Diversification (% of portfolio)

Asset-Backed	0.7%
Commercial Mortgage-Backed	3.0
Finance	6.6
Foreign	3.6
Government Mortgage-Backed	37.9
Industrial	10.0
Treasury/Agency	35.4
Utilities	2.0
Other	0.8

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
Barclays
U.S.
Aggregate
Index
R-Squared	0.99
Beta	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Maturity (% of portfolio)

Under 1 Year	2.2%
1 - 3 Years	23.4
3 - 5 Years	24.6
5 - 10 Years	36.9
10 - 20 Years	6.7
20 - 30 Years	6.1
Over 30 Years	0.1

Distribution by Credit Quality (% of portfolio)

Aaa	79.4%
Aa	3.6
A	9.7
Baa	7.3

Investment Focus

1 The expense ratio shown is from the prospectus dated April 29, 2009, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the annualized expense ratio was 0.05%.

Institutional Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): April 26, 2002, Through June 30, 2009
				Barclays Capital
				U.S. Aggregate
				Bond Index
Fiscal Year	Capital Return	Income Return	Total Return	Total Return
2002	3.80%	3.50%	7.30%	7.95%
2003	0.17	3.91	4.08	4.10
2004	0.03	4.33	4.36	4.34
2005	-1.93	4.40	2.47	2.43
2006	-0.93	5.23	4.30	4.33
2007	1.73	5.28	7.01	6.97
2008	0.27	4.78	5.05	5.24
2009	-0.23	2.31	2.08	1.90
Note: For 2009, performance data reflect the six months ended June 30, 2009.

Average Annual Total Returns: Periods Ended June 30, 2009

				Since Inception
	Inception Date	One Year	Five Years	Capital	Income	Total
Institutional Total Bond
Market Index Fund	4/26/2002	5.99%	5.03%	0.39%	4.71%	5.10%

See Financial Highlights for dividend and capital gains information.

Institutional Total Bond Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value¥
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (71.7%)
U.S. Government Securities (26.5%)
U.S. Treasury Bond	10.625%	8/15/15	160	230
U.S. Treasury Bond	9.875%	11/15/15	6,675	9,329
U.S. Treasury Bond	9.250%	2/15/16	85	116
U.S. Treasury Bond	7.500%	11/15/16	1,475	1,881
U.S. Treasury Bond	8.750%	5/15/17	9,725	13,314
U.S. Treasury Bond	8.875%	8/15/17	17,530	24,235
U.S. Treasury Bond	9.125%	5/15/18	425	609
U.S. Treasury Bond	9.000%	11/15/18	25	36
U.S. Treasury Bond	8.875%	2/15/19	4,575	6,524
U.S. Treasury Bond	8.125%	8/15/19	30	41
U.S. Treasury Bond	8.750%	5/15/20	1,015	1,450
U.S. Treasury Bond	8.750%	8/15/20	13,000	18,614
U.S. Treasury Bond	7.875%	2/15/21	9,155	12,426
U.S. Treasury Bond	8.125%	5/15/21	35	48
U.S. Treasury Bond	8.125%	8/15/21	5,550	7,700
U.S. Treasury Bond	8.000%	11/15/21	630	869
U.S. Treasury Bond	7.250%	8/15/22	3,420	4,491
U.S. Treasury Bond	7.625%	11/15/22	95	129
U.S. Treasury Bond	7.125%	2/15/23	1,550	2,024
U.S. Treasury Bond	6.250%	8/15/23	21,270	25,893
U.S. Treasury Bond	6.875%	8/15/25	25	33
U.S. Treasury Bond	6.000%	2/15/26	2,125	2,561
U.S. Treasury Bond	6.750%	8/15/26	655	852
U.S. Treasury Bond	6.500%	11/15/26	25	32
U.S. Treasury Bond	6.625%	2/15/27	7,330	9,441
U.S. Treasury Bond	6.375%	8/15/27	2,000	2,522
U.S. Treasury Bond	5.500%	8/15/28	9,000	10,387
U.S. Treasury Bond	5.250%	11/15/28	275	309
U.S. Treasury Bond	5.250%	2/15/29	225	253
U.S. Treasury Bond	6.125%	8/15/29	4,685	5,826
U.S. Treasury Bond	6.250%	5/15/30	2,155	2,728
U.S. Treasury Bond	5.375%	2/15/31	160	183
U.S. Treasury Bond	4.500%	2/15/36	6,600	6,789
U.S. Treasury Bond	4.750%	2/15/37	8,550	9,150
U.S. Treasury Bond	5.000%	5/15/37	305	339
U.S. Treasury Bond	4.375%	2/15/38	13,575	13,690
U.S. Treasury Bond	3.500%	2/15/39	10,550	9,108
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	2,825	3,612
U.S. Treasury Note	2.625%	5/31/10	5,425	5,529

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value¥
	Coupon	Date	($000)	($000)
U.S. Treasury Note	2.875%	6/30/10	25,300	25,885
U.S. Treasury Note	4.125%	8/15/10	1,915	1,991
U.S. Treasury Note	5.750%	8/15/10	1,700	1,798
U.S. Treasury Note	2.375%	8/31/10	3,250	3,318
U.S. Treasury Note	2.000%	9/30/10	525	534
U.S. Treasury Note	1.500%	10/31/10	22,425	22,670
U.S. Treasury Note	1.250%	11/30/10	17,200	17,326
U.S. Treasury Note	4.375%	12/15/10	3,045	3,204
U.S. Treasury Note	0.875%	12/31/10	23,770	23,804
U.S. Treasury Note	0.875%	1/31/11	6,800	6,804
U.S. Treasury Note	5.000%	2/15/11	1,350	1,440
U.S. Treasury Note	0.875%	2/28/11	41,805	41,779
U.S. Treasury Note	0.875%	3/31/11	29,150	29,114
U.S. Treasury Note	0.875%	4/30/11	22,900	22,836
U.S. Treasury Note	4.875%	4/30/11	4,675	4,999
U.S. Treasury Note	0.875%	5/31/11	18,500	18,436
U.S. Treasury Note	1.125%	6/30/11	18,575	18,578
U.S. Treasury Note	4.875%	7/31/11	1,225	1,318
U.S. Treasury Note	4.500%	9/30/11	2,840	3,044
U.S. Treasury Note	1.750%	11/15/11	12,815	12,951
U.S. Treasury Note	4.500%	11/30/11	2,975	3,203
U.S. Treasury Note	1.125%	12/15/11	50	50
U.S. Treasury Note	4.625%	12/31/11	1,750	1,892
U.S. Treasury Note	1.125%	1/15/12	3,195	3,175
U.S. Treasury Note	4.750%	1/31/12	1,750	1,901
U.S. Treasury Note	4.500%	3/31/12	28,450	30,788
U.S. Treasury Note	1.375%	4/15/12	11,075	11,037
U.S. Treasury Note	4.500%	4/30/12	1,600	1,732
U.S. Treasury Note	1.375%	5/15/12	37,500	37,301
U.S. Treasury Note	4.750%	5/31/12	13,275	14,478
U.S. Treasury Note	1.875%	6/15/12	21,275	21,435
U.S. Treasury Note	4.875%	6/30/12	150	164
U.S. Treasury Note	4.625%	7/31/12	275	300
U.S. Treasury Note	4.375%	8/15/12	40	43
U.S. Treasury Note	4.125%	8/31/12	210	226
U.S. Treasury Note	4.250%	9/30/12	600	648
U.S. Treasury Note	3.875%	10/31/12	2,575	2,754
U.S. Treasury Note	3.375%	11/30/12	1,150	1,211
U.S. Treasury Note	3.500%	5/31/13	17,150	18,077
U.S. Treasury Note	3.375%	6/30/13	125	131
U.S. Treasury Note	3.375%	7/31/13	1,250	1,310
U.S. Treasury Note	3.125%	8/31/13	18,675	19,352
U.S. Treasury Note	2.750%	10/31/13	41,095	41,872
U.S. Treasury Note	4.250%	11/15/13	4,700	5,080
U.S. Treasury Note	2.000%	11/30/13	350	345
U.S. Treasury Note	1.500%	12/31/13	150	145
U.S. Treasury Note	1.750%	1/31/14	2,025	1,969
U.S. Treasury Note	4.000%	2/15/14	4,575	4,897
U.S. Treasury Note	1.875%	2/28/14	21,025	20,486
U.S. Treasury Note	1.750%	3/31/14	7,875	7,619
U.S. Treasury Note	1.875%	4/30/14	5,375	5,217
U.S. Treasury Note	4.750%	5/15/14	3,500	3,860
U.S. Treasury Note	2.250%	5/31/14	2,000	1,974
U.S. Treasury Note	2.625%	6/30/14	28,375	28,473
U.S. Treasury Note	4.250%	8/15/14	75	81
U.S. Treasury Note	4.000%	2/15/15	415	441

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	U.S. Treasury Note	4.125%	5/15/15	15,725	16,782
	U.S. Treasury Note	2.375%	3/31/16	14,950	14,244
	U.S. Treasury Note	2.625%	4/30/16	3,775	3,650
	U.S. Treasury Note	5.125%	5/15/16	25,275	28,347
	U.S. Treasury Note	3.250%	5/31/16	600	602
	U.S. Treasury Note	3.250%	6/30/16	2,150	2,157
	U.S. Treasury Note	4.875%	8/15/16	8,725	9,647
	U.S. Treasury Note	4.625%	2/15/17	50	54
	U.S. Treasury Note	4.500%	5/15/17	150	162
	U.S. Treasury Note	4.750%	8/15/17	400	438
	U.S. Treasury Note	4.250%	11/15/17	16,200	17,182
	U.S. Treasury Note	3.500%	2/15/18	20,175	20,276
	U.S. Treasury Note	3.875%	5/15/18	12,125	12,492
	U.S. Treasury Note	4.000%	8/15/18	8,870	9,200
	U.S. Treasury Note	3.750%	11/15/18	6,925	7,043
	U.S. Treasury Note	2.750%	2/15/19	2,430	2,275
	U.S. Treasury Note	3.125%	5/15/19	17,325	16,751
					930,101
Agency Bonds and Notes (7.3%)
	Agency for International Development-Egypt
	(U.S. Government Guaranteed)	4.450%	9/15/15	350	366
1	Federal Farm Credit Bank	5.250%	9/13/10	350	369
1	Federal Farm Credit Bank	3.750%	12/6/10	325	338
1	Federal Farm Credit Bank	2.625%	4/21/11	850	870
1	Federal Farm Credit Bank	5.375%	7/18/11	1,125	1,215
1	Federal Farm Credit Bank	3.875%	8/25/11	825	867
1	Federal Farm Credit Bank	2.000%	1/17/12	1,325	1,333
1	Federal Farm Credit Bank	2.250%	4/24/12	375	379
1	Federal Farm Credit Bank	2.125%	6/18/12	850	852
1	Federal Farm Credit Bank	4.500%	10/17/12	1,325	1,422
1	Federal Farm Credit Bank	3.875%	10/7/13	575	598
1	Federal Farm Credit Bank	2.625%	4/17/14	1,225	1,208
1	Federal Farm Credit Bank	4.875%	12/16/15	350	375
1	Federal Farm Credit Bank	5.125%	8/25/16	975	1,060
1	Federal Farm Credit Bank	4.875%	1/17/17	500	535
1	Federal Home Loan Bank	3.500%	7/16/10	1,600	1,648
1	Federal Home Loan Bank	3.375%	8/13/10	2,650	2,727
1	Federal Home Loan Bank	3.375%	10/20/10	1,575	1,628
1	Federal Home Loan Bank	4.750%	12/10/10	325	342
1	Federal Home Loan Bank	3.625%	12/17/10	675	702
1	Federal Home Loan Bank	2.625%	3/11/11	4,375	4,473
1	Federal Home Loan Bank	1.625%	3/16/11	1,050	1,058
1	Federal Home Loan Bank	1.375%	5/16/11	875	876
1	Federal Home Loan Bank	3.125%	6/10/11	1,200	1,239
1	Federal Home Loan Bank	1.625%	7/27/11	775	779
1	Federal Home Loan Bank	5.375%	8/19/11	9,900	10,733
1	Federal Home Loan Bank	3.750%	9/9/11	300	315
1	Federal Home Loan Bank	3.625%	9/16/11	600	630
1	Federal Home Loan Bank	1.875%	6/20/12	825	823
1	Federal Home Loan Bank	4.625%	10/10/12	1,175	1,269
1	Federal Home Loan Bank	3.375%	2/27/13	325	338
1	Federal Home Loan Bank	3.625%	5/29/13	150	157
1	Federal Home Loan Bank	5.375%	6/14/13	425	469
1	Federal Home Loan Bank	5.125%	8/14/13	1,625	1,783
1	Federal Home Loan Bank	4.000%	9/6/13	900	948
1	Federal Home Loan Bank	5.250%	9/13/13	2,075	2,279

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
1	Federal Home Loan Bank	4.500%	9/16/13	1,500	1,610
1	Federal Home Loan Bank	3.625%	10/18/13	1,275	1,320
1	Federal Home Loan Bank	4.875%	11/27/13	925	999
1	Federal Home Loan Bank	5.500%	8/13/14	2,925	3,262
1	Federal Home Loan Bank	5.375%	5/18/16	5,950	6,581
1	Federal Home Loan Bank	5.625%	6/13/16	150	143
1	Federal Home Loan Bank	5.125%	10/19/16	300	326
1	Federal Home Loan Bank	4.750%	12/16/16	1,225	1,313
1	Federal Home Loan Bank	4.875%	5/17/17	300	322
1	Federal Home Loan Bank	5.000%	11/17/17	325	349
1	Federal Home Loan Bank	5.250%	12/11/20	1,175	1,260
1	Federal Home Loan Bank	5.625%	6/11/21	75	82
1	Federal Home Loan Bank	5.500%	7/15/36	1,325	1,383
1	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	10,189	10,560
1	Federal Home Loan Mortgage Corp.	3.250%	7/16/10	650	668
1	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	1,166	1,252
1	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	500	527
1	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	1,025	1,057
1	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	1,475	1,561
1	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	1,075	1,113
1	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	1,425	1,434
1	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	4,970	5,422
1	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	160	168
1	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	5,700	6,154
1	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	5,700	6,290
1	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	1,775	1,793
1	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	1,725	1,717
1	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	2,200	2,435
1	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	1,525	1,648
1	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	1,075	1,145
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	425	459
1	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	3,900	4,093
1	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	425	458
1	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	4,550	4,961
1	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	4,975	4,897
1	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	4,700	5,162
1	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	875	879
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	2,700	2,892
1	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	600	657
1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	550	607
1	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	325	364
1	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	875	959
1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	4,375	4,774
1	Federal Home Loan Mortgage Corp.	5.000%	4/18/17	2,200	2,394
1	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	2,200	2,474
1	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,350	1,455
1	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	1,409	1,326
1	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	850	837
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	425	521
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	2,214	2,761
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	52	62
1	Federal National Mortgage Assn.	3.000%	7/12/10	1,650	1,691
1	Federal National Mortgage Assn.	4.250%	8/15/10	3,500	3,638
1	Federal National Mortgage Assn.	2.875%	10/12/10	950	976
1	Federal National Mortgage Assn.	6.625%	11/15/10	400	432
1	Federal National Mortgage Assn.	4.750%	12/15/10	475	502

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
1	Federal National Mortgage Assn.	6.250%	2/1/11	210	220
1	Federal National Mortgage Assn.	1.750%	3/23/11	1,675	1,690
1	Federal National Mortgage Assn.	2.750%	4/11/11	9,650	9,906
1	Federal National Mortgage Assn.	5.125%	4/15/11	1,425	1,523
1	Federal National Mortgage Assn.	1.375%	4/28/11	1,725	1,728
1	Federal National Mortgage Assn.	6.000%	5/15/11	2,200	2,391
1	Federal National Mortgage Assn.	5.000%	10/15/11	825	891
1	Federal National Mortgage Assn.	2.000%	1/9/12	3,500	3,538
1	Federal National Mortgage Assn.	1.875%	4/20/12	12,475	12,502
1	Federal National Mortgage Assn.	4.875%	5/18/12	1,820	1,976
1	Federal National Mortgage Assn.	5.250%	8/1/12	315	327
1	Federal National Mortgage Assn.	4.375%	9/15/12	475	510
1	Federal National Mortgage Assn.	3.625%	2/12/13	1,075	1,128
1	Federal National Mortgage Assn.	4.750%	2/21/13	450	488
1	Federal National Mortgage Assn.	4.375%	3/15/13	625	672
1	Federal National Mortgage Assn.	4.625%	5/1/13	1,950	1,980
1	Federal National Mortgage Assn.	3.875%	7/12/13	4,700	4,950
1	Federal National Mortgage Assn.	4.625%	10/15/13	4,700	5,079
1	Federal National Mortgage Assn.	2.875%	12/11/13	3,200	3,227
1	Federal National Mortgage Assn.	5.125%	1/2/14	225	229
1	Federal National Mortgage Assn.	2.750%	2/5/14	1,150	1,150
1	Federal National Mortgage Assn.	2.750%	3/13/14	1,425	1,422
1	Federal National Mortgage Assn.	2.500%	5/15/14	4,600	4,521
1	Federal National Mortgage Assn.	5.000%	4/15/15	875	958
1	Federal National Mortgage Assn.	5.250%	9/15/16	2,975	3,284
1	Federal National Mortgage Assn.	4.875%	12/15/16	2,075	2,242
1	Federal National Mortgage Assn.	5.000%	2/13/17	6,450	7,020
1	Federal National Mortgage Assn.	5.375%	6/12/17	2,200	2,450
1	Federal National Mortgage Assn.	6.250%	5/15/29	50	59
1	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,191
1	Federal National Mortgage Assn.	7.250%	5/15/30	3,825	5,004
1	Federal National Mortgage Assn.	5.625%	7/15/37	350	364
1	Financing Corp.	9.800%	4/6/18	425	609
1	Financing Corp.	9.650%	11/2/18	525	757
	Private Export Funding Corp.	4.375%	3/15/19	375	381
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	200	213
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	150	155
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	1,000	1,034
1	Tennessee Valley Auth.	5.625%	1/18/11	1,750	1,873
1	Tennessee Valley Auth.	5.500%	7/18/17	1,625	1,775
1	Tennessee Valley Auth.	4.500%	4/1/18	325	331
1	Tennessee Valley Auth.	6.750%	11/1/25	100	123
1	Tennessee Valley Auth.	7.125%	5/1/30	1,475	1,799
1	Tennessee Valley Auth.	4.650%	6/15/35	375	337
1	Tennessee Valley Auth.	5.500%	6/15/38	150	151
1	Tennessee Valley Auth.	4.875%	1/15/48	125	113
1	Tennessee Valley Auth.	5.375%	4/1/56	675	669
					256,068
Conventional Mortgage-Backed Securities (35.7%)
1,2	Federal Home Loan Mortgage Corp.	4.000%	7/1/10-7/1/39	22,165	21,844
1,2	Federal Home Loan Mortgage Corp.	4.500%	9/1/09-7/1/39	60,864	61,448
1,2	Federal Home Loan Mortgage Corp.	5.000%	7/1/09-2/1/39	112,192	114,789
1,2	Federal Home Loan Mortgage Corp.	5.500%	12/1/13-4/1/38	122,368	126,689
1,2	Federal Home Loan Mortgage Corp.	6.000%	4/1/13-9/1/38	78,298	82,009
1,2	Federal Home Loan Mortgage Corp.	6.500%	1/1/13-9/1/38	22,754	24,276
1,2	Federal Home Loan Mortgage Corp.	7.000%	2/1/11-2/1/37	5,766	6,230

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
1,2	Federal Home Loan Mortgage Corp.	7.500%	10/1/12-2/1/32	252	275
1,2	Federal Home Loan Mortgage Corp.	8.000%	6/1/12-11/1/31	212	231
1,2	Federal Home Loan Mortgage Corp.	8.500%	6/1/25-5/1/30	138	152
1,2	Federal Home Loan Mortgage Corp.	9.000%	2/1/25-9/1/30	8	9
1,2	Federal National Mortgage Assn.	4.000%	9/1/10-7/1/39	30,442	30,019
1,2	Federal National Mortgage Assn.	4.500%	6/1/10-7/1/39	80,203	81,057
1,2	Federal National Mortgage Assn.	5.000%	9/1/09-7/1/39	140,921	144,340
1,2	Federal National Mortgage Assn.	5.500%	11/1/16-7/1/39	182,045	188,678
1,2	Federal National Mortgage Assn.	6.000%	11/1/13-10/1/38	123,620	129,710
1,2	Federal National Mortgage Assn.	6.500%	1/1/12-7/1/38	37,368	39,898
1,2	Federal National Mortgage Assn.	7.000%	7/1/14-11/1/38	13,763	14,951
1,2	Federal National Mortgage Assn.	7.500%	11/1/11-4/1/32	750	821
1,2	Federal National Mortgage Assn.	8.000%	12/1/29-6/1/31	125	138
1,2	Federal National Mortgage Assn.	8.500%	4/1/30-4/1/31	49	54
1,2	Federal National Mortgage Assn.	9.000%	8/1/30	2	3
1,2	Federal National Mortgage Assn.	9.500%	11/1/25	5	6
2	Government National Mortgage Assn.	4.000%	9/15/18-7/1/39	4,703	4,555
2	Government National Mortgage Assn.	4.500%	8/15/18-7/1/39	16,883	16,880
2	Government National Mortgage Assn.	5.000%	2/15/18-3/15/39	38,978	39,788
2	Government National Mortgage Assn.	5.500%	2/15/17-1/15/39	53,990	55,859
2	Government National Mortgage Assn.	6.000%	5/15/14-1/20/39	43,755	45,637
2	Government National Mortgage Assn.	6.500%	5/15/13-10/15/38	16,618	17,683
2	Government National Mortgage Assn.	7.000%	10/15/10-9/15/36	2,342	2,537
2	Government National Mortgage Assn.	7.500%	5/15/23-10/15/31	342	374
2	Government National Mortgage Assn.	8.000%	7/15/25-11/15/30	314	344
2	Government National Mortgage Assn.	8.500%	12/15/24-7/15/30	18	20
2	Government National Mortgage Assn.	9.000%	5/15/25-8/15/30	11	12
2	Government National Mortgage Assn.	9.500%	11/15/17	8	8
					1,251,324
Nonconventional Mortgage-Backed Securities (2.2%)
1,2	Federal Home Loan Mortgage Corp.	4.378%	12/1/34	419	426
1,2	Federal Home Loan Mortgage Corp.	4.386%	1/1/35	38	39
1,2	Federal Home Loan Mortgage Corp.	4.431%	9/1/34	230	233
1,2	Federal Home Loan Mortgage Corp.	4.595%	11/1/34	765	784
1,2	Federal Home Loan Mortgage Corp.	4.595%	4/1/35	923	953
1,2	Federal Home Loan Mortgage Corp.	4.643%	7/1/35	354	363
1,2	Federal Home Loan Mortgage Corp.	4.664%	12/1/35	935	962
1,2	Federal Home Loan Mortgage Corp.	4.685%	12/1/34	421	435
1,2	Federal Home Loan Mortgage Corp.	4.797%	7/1/35	1,454	1,494
1,2	Federal Home Loan Mortgage Corp.	4.833%	3/1/36	460	471
1,2	Federal Home Loan Mortgage Corp.	5.002%	5/1/35	476	491
1,2	Federal Home Loan Mortgage Corp.	5.258%	3/1/37	445	460
1,2	Federal Home Loan Mortgage Corp.	5.270%	3/1/36	986	1,019
1,2	Federal Home Loan Mortgage Corp.	5.314%	12/1/36	288	295
1,2	Federal Home Loan Mortgage Corp.	5.330%	12/1/35	954	992
1,2	Federal Home Loan Mortgage Corp.	5.425%	4/1/37	1,243	1,294
1,2	Federal Home Loan Mortgage Corp.	5.433%	1/1/37	518	533
1,2	Federal Home Loan Mortgage Corp.	5.451%	3/1/37	538	560
1,2	Federal Home Loan Mortgage Corp.	5.496%	2/1/36	404	420
1,2	Federal Home Loan Mortgage Corp.	5.503%	6/1/37	1,037	1,066
1,2	Federal Home Loan Mortgage Corp.	5.573%	5/1/36	1,205	1,244
1,2	Federal Home Loan Mortgage Corp.	5.594%	4/1/37	914	947
1,2	Federal Home Loan Mortgage Corp.	5.671%	12/1/36	955	995
1,2	Federal Home Loan Mortgage Corp.	5.714%	11/1/36	392	408
1,2	Federal Home Loan Mortgage Corp.	5.721%	9/1/36	1,962	2,050
1,2	Federal Home Loan Mortgage Corp.	5.763%	3/1/37	406	424

Institutional Total Bond Market Index Fund.

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
1,2	Federal Home Loan Mortgage Corp.	5.773%	5/1/36	499	520
1,2	Federal Home Loan Mortgage Corp.	5.809%	4/1/37	1,948	2,020
1,2	Federal Home Loan Mortgage Corp.	5.827%	6/1/37	690	721
1,2	Federal Home Loan Mortgage Corp.	5.855%	3/1/37	298	312
1,2	Federal Home Loan Mortgage Corp.	5.883%	12/1/36	813	852
1,2	Federal Home Loan Mortgage Corp.	5.891%	5/1/37	1,463	1,528
1,2	Federal Home Loan Mortgage Corp.	5.974%	10/1/37	408	428
1,2	Federal Home Loan Mortgage Corp.	6.066%	8/1/37	569	596
1,2	Federal Home Loan Mortgage Corp.	6.124%	8/1/37	323	338
1,2	Federal Home Loan Mortgage Corp.	6.510%	2/1/37	1,175	1,239
1,2	Federal National Mortgage Assn.	3.997%	7/1/35	1,893	1,925
1,2	Federal National Mortgage Assn.	4.132%	5/1/34	653	666
1,2	Federal National Mortgage Assn.	4.415%	7/1/35	226	232
1,2	Federal National Mortgage Assn.	4.415%	8/1/35	1,439	1,472
1,2	Federal National Mortgage Assn.	4.569%	1/1/35	407	411
1,2	Federal National Mortgage Assn.	4.572%	11/1/34	1,688	1,737
1,2	Federal National Mortgage Assn.	4.575%	12/1/34	602	610
1,2	Federal National Mortgage Assn.	4.579%	10/1/36	1,291	1,325
1,2	Federal National Mortgage Assn.	4.621%	8/1/35	669	688
1,2	Federal National Mortgage Assn.	4.625%	9/1/34	341	350
1,2	Federal National Mortgage Assn.	4.645%	11/1/33	237	244
1,2	Federal National Mortgage Assn.	4.672%	10/1/34	795	805
1,2	Federal National Mortgage Assn.	4.713%	11/1/34	293	296
1,2	Federal National Mortgage Assn.	4.724%	8/1/35	376	385
1,2	Federal National Mortgage Assn.	4.757%	9/1/34	272	277
1,2	Federal National Mortgage Assn.	4.764%	6/1/34	645	664
1,2	Federal National Mortgage Assn.	4.771%	4/1/36	1,143	1,194
1,2	Federal National Mortgage Assn.	4.775%	5/1/35	951	980
1,2	Federal National Mortgage Assn.	4.796%	12/1/35	600	617
1,2	Federal National Mortgage Assn.	4.826%	9/1/35	750	778
1,2	Federal National Mortgage Assn.	4.840%	4/1/37	566	585
1,2	Federal National Mortgage Assn.	4.879%	7/1/35	887	909
1,2	Federal National Mortgage Assn.	4.951%	7/1/35	464	479
1,2	Federal National Mortgage Assn.	4.965%	10/1/35	1,176	1,237
1,2	Federal National Mortgage Assn.	4.978%	11/1/33	214	221
1,2	Federal National Mortgage Assn.	5.034%	8/1/37	2,468	2,550
1,2	Federal National Mortgage Assn.	5.037%	11/1/35	1,427	1,472
1,2	Federal National Mortgage Assn.	5.055%	12/1/33	313	324
1,2	Federal National Mortgage Assn.	5.067%	2/1/36	204	211
1,2	Federal National Mortgage Assn.	5.072%	12/1/35	1,063	1,099
1,2	Federal National Mortgage Assn.	5.107%	1/1/36	702	724
1,2	Federal National Mortgage Assn.	5.115%	12/1/35	1,124	1,179
1,2	Federal National Mortgage Assn.	5.256%	3/1/37	829	861
1,2	Federal National Mortgage Assn.	5.257%	8/1/38	61	64
1,2	Federal National Mortgage Assn.	5.317%	7/1/38	136	142
1,2	Federal National Mortgage Assn.	5.340%	12/1/35	798	828
1,2	Federal National Mortgage Assn.	5.450%	5/1/37	613	638
1,2	Federal National Mortgage Assn.	5.454%	2/1/36	1,002	1,036
1,2	Federal National Mortgage Assn.	5.575%	1/1/37	869	904
1,2	Federal National Mortgage Assn.	5.608%	7/1/36	422	435
1,2	Federal National Mortgage Assn.	5.629%	3/1/37	776	808
1,2	Federal National Mortgage Assn.	5.659%	6/1/36	275	284
1,2	Federal National Mortgage Assn.	5.665%	2/1/37	595	616
1,2	Federal National Mortgage Assn.	5.673%	3/1/37	1,171	1,222
1,2	Federal National Mortgage Assn.	5.733%	3/1/37	3,377	3,522
1,2	Federal National Mortgage Assn.	5.758%	4/1/36	877	910

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
1,2	Federal National Mortgage Assn.	5.764%	1/1/36	468	483
1,2	Federal National Mortgage Assn.	5.766%	4/1/37	4,786	4,960
1,2	Federal National Mortgage Assn.	5.799%	4/1/37	1,183	1,235
1,2	Federal National Mortgage Assn.	5.875%	9/1/36	402	418
1,2	Federal National Mortgage Assn.	5.933%	11/1/36	569	596
1,2	Federal National Mortgage Assn.	6.057%	8/1/37	408	425
1,2	Federal National Mortgage Assn.	6.130%	6/1/36	103	108
1,2	Federal National Mortgage Assn.	6.562%	9/1/37	597	627
					75,680
Total U.S. Government and Agency Obligations (Cost $2,461,963)					2,513,173
Corporate Bonds (23.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (3.8%)
2	Banc of America Commercial Mortgage, Inc.	6.503%	4/15/36	1,316	1,293
2	Banc of America Commercial Mortgage, Inc.	4.050%	11/10/38	225	215
2	Banc of America Commercial Mortgage, Inc.	4.153%	11/10/38	300	282
2	Banc of America Commercial Mortgage, Inc.	4.877%	7/10/42	400	359
2	Banc of America Commercial Mortgage, Inc.	4.727%	7/10/43	275	185
2	Banc of America Commercial Mortgage, Inc.	5.372%	9/10/45	1,585	1,291
2,3	Banc of America Commercial Mortgage, Inc.	5.421%	9/10/45	25	13
2	Banc of America Commercial Mortgage, Inc.	5.115%	10/10/45	875	739
2,3	Banc of America Commercial Mortgage, Inc.	5.120%	10/10/45	875	744
2,3	Banc of America Commercial Mortgage, Inc.	5.176%	10/10/45	40	26
2	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	1,275	1,091
2	Banc of America Commercial Mortgage, Inc.	5.675%	7/10/46	230	134
2,3	Banc of America Commercial Mortgage, Inc.	5.351%	9/10/47	50	32
2	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	800	668
2,3	Banc of America Commercial Mortgage, Inc.	6.354%	2/10/51	1,525	1,162
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	1,180	1,153
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.629%	4/12/38	677	586
2,3	Bear Stearns Commercial Mortgage Securities, Inc.	5.630%	4/12/38	250	128
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/38	125	122
2,3	Bear Stearns Commercial Mortgage Securities, Inc.	5.942%	9/11/38	240	142
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.622%	3/11/39	1,685	1,417
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/39	705	656

2	Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/40	205	197
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.856%	6/11/40	2,300	2,197
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.582%	9/11/41	170	107
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/41	275	265
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	1,000	836
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.793%	9/11/42	350	315
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.127%	10/12/42	575	572
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.298%	10/12/42	615	535
2,3	Bear Stearns Commercial Mortgage Securities, Inc.	5.513%	1/12/45	75	40
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	700	643
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	2,725	2,220
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.700%	6/11/50	500	386
2,3	Bear Stearns Commercial Mortgage Securities, Inc.	5.915%	6/11/50	450	249
2	Capital Auto Receivables Asset Trust	4.680%	10/15/12	1,150	1,178
2	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	425	444
2	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	2,695	2,671
2	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	200	208
2	CDC Commercial Mortgage Trust	5.676%	11/15/30	600	558
2	Chase Issuance Trust	4.650%	12/17/12	575	591
2	Chase Issuance Trust	4.650%	3/15/15	2,300	2,378
2	Chase Issuance Trust	5.400%	7/15/15	425	450

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
2	Citibank Credit Card Issuance Trust	5.450%	5/10/13	275	289
2	Citibank Credit Card Issuance Trust	4.900%	6/23/16	850	883
2	Citibank Credit Card Issuance Trust	4.150%	7/7/17	225	217
2	Citibank Credit Card Issuance Trust	5.650%	9/20/19	175	178
2	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	225	198
2	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	45	31
2,3	Citigroup Commercial Mortgage Trust	5.917%	3/15/49	950	773
2,3	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	525	407
2,3	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.399%	7/15/44	500	319
2	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.399%	7/15/44	2,165	1,920
2	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.886%	11/15/44	1,290	1,011
2	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.648%	10/15/48	500	315
2	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.205%	12/11/49	1,450	1,345
2	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.322%	12/11/49	1,025	749
2,4	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	311	320
2	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	1,151	965
2	Commercial Mortgage Pass-Through Certificates	5.960%	6/10/46	1,690	1,356
2	Commercial Mortgage Pass-Through Certificates	5.248%	12/10/46	175	165
2,3	Commercial Mortgage Pass-Through Certificates	6.010%	12/10/49	1,225	983
2	Countrywide Home Loans	4.099%	5/25/33	82	67
2,3	Credit Suisse First Boston
	Mortgage Securities Corp.	4.750%	1/15/37	525	469
2	Credit Suisse First Boston
	Mortgage Securities Corp.	4.877%	4/15/37	10	7
2	Credit Suisse First Boston
	Mortgage Securities Corp.	3.936%	5/15/38	800	725
2,3	Credit Suisse First Boston
	Mortgage Securities Corp.	5.100%	8/15/38	65	40
2	Credit Suisse First Boston
	Mortgage Securities Corp.	5.100%	8/15/38	2,025	1,729
2	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	1,325	1,100
2	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	64	39
2	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	2,425	1,993
2,3	Credit Suisse Mortgage Capital Certificates	5.732%	2/15/39	245	154
2,3	Credit Suisse Mortgage Capital Certificates	5.912%	6/15/39	2,050	1,376
2	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	100	59
2	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	425	296
2	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	425	287
2,3	CWCapital Cobalt	6.015%	5/15/46	1,475	1,011
2	DaimlerChrysler Auto Trust	4.200%	7/8/10	36	36
2	DaimlerChrysler Auto Trust	5.330%	8/8/10	56	57
2	DaimlerChrysler Auto Trust	3.700%	6/8/12	1,075	1,076
2	Discover Card Master Trust	5.650%	12/15/15	1,525	1,579
2	Discover Card Master Trust	5.650%	3/16/20	425	412
2,3	First Union Commercial Mortgage Trust	6.754%	10/15/35	509	512
2	Ford Credit Auto Owner Trust	4.370%	10/15/12	1,075	1,115
2	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	65	63
2,3	GE Capital Commercial Mortgage Corp.	5.515%	3/10/44	1,625	1,323
2,3	GE Capital Commercial Mortgage Corp.	5.513%	11/10/45	250	158
2	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	2,900	2,920

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
2	GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/33	224	226
2	GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/38	100	84
2	GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/40	245	234
2	GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/41	450	380
2	GMAC Commercial Mortgage Securities, Inc.	4.754%	5/10/43	100	79
2	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	475	408
2	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	875	821
2	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	325	319
2	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,550	1,339
2,3	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	225	145
2,3	Greenwich Capital Commercial Funding Corp.	6.115%	7/10/38	150	81
2	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	50	26
2	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	600	536
2	GS Mortgage Securities Corp. II	5.506%	4/10/38	925	906
2,3	GS Mortgage Securities Corp. II	5.553%	4/10/38	300	256
2,3	GS Mortgage Securities Corp. II	5.622%	4/10/38	40	23
2	GS Mortgage Securities Corp. II	5.396%	8/10/38	1,600	1,498
2	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	2,815	2,858
2	Honda Auto Receivables Owner Trust	5.120%	10/15/10	483	485
2	Honda Auto Receivables Owner Trust	4.880%	9/18/14	525	547
2	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	225	227
2	JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/34	250	235
2,3	JPMorgan Chase Commercial Mortgage Securities	4.948%	9/12/37	40	24
2	JPMorgan Chase Commercial Mortgage Securities	4.404%	1/12/39	1,120	924
2,3	JPMorgan Chase Commercial Mortgage Securities	5.551%	6/12/41	1,615	1,458
2	JPMorgan Chase Commercial Mortgage Securities	4.780%	7/15/42	135	85
2,3	JPMorgan Chase Commercial Mortgage Securities	5.498%	1/12/43	25	16
2	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	1,220	1,226
2,3	JPMorgan Chase Commercial Mortgage Securities	5.629%	12/12/44	200	111
2,3	JPMorgan Chase Commercial Mortgage Securities	5.386%	12/15/44	200	121
2	JPMorgan Chase Commercial Mortgage Securities	6.065%	4/15/45	1,600	1,245

2	JPMorgan Chase Commercial Mortgage Securities	6.065%	4/15/45	75	45
2	JPMorgan Chase Commercial Mortgage Securities	5.440%	5/15/45	25	15
2	JPMorgan Chase Commercial Mortgage Securities	5.447%	5/15/45	350	281
2	JPMorgan Chase Commercial Mortgage Securities	5.991%	6/15/49	625	579
2	JPMorgan Chase Commercial Mortgage Securities	6.006%	6/15/49	600	473
2	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	2,300	1,704
2	JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/51	600	535
2	JPMorgan Chase Commercial Mortgage Securities	5.716%	2/15/51	300	172
2,3	JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/51	1,425	1,058
2,3	LB Commerical Conduit Mortgage Trust	6.150%	7/15/44	655	262
2	LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	427	416
2	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,050	911
2	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	695	615
2	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	80	79
2	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	775	662
2	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	50	30
2	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,075	1,048
2	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	325	296
2,3	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	1,720	1,428
2	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	35	22
2	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	275	201
2	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	1,555	1,134
2	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	175	86
2,3	LB-UBS Commercial Mortgage Trust	5.493%	2/15/40	125	52
2,3	LB-UBS Commercial Mortgage Trust	6.317%	4/15/41	1,675	1,376

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
2	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	1,595	1,120
2	LB-UBS Commerical Mortgage Trust	4.960%	12/15/31	1,075	970
2	MBNA Master Credit Card Trust	7.000%	2/15/12	2,675	2,705
2	Merrill Lynch Mortgage Trust	5.236%	11/12/35	645	571
2	Merrill Lynch Mortgage Trust	5.107%	7/12/38	85	54
2	Merrill Lynch Mortgage Trust	5.839%	5/12/39	1,140	903
2,3	Merrill Lynch Mortgage Trust	5.840%	5/12/39	100	58
2	Merrill Lynch Mortgage Trust	5.782%	8/12/43	205	125
2,3	Merrill Lynch Mortgage Trust	5.291%	1/12/44	825	689
2,3	Merrill Lynch Mortgage Trust	6.022%	6/12/50	185	94
2	Merrill Lynch Mortgage Trust	5.425%	2/12/51	225	202
2	Merrill Lynch Mortgage Trust	5.690%	2/12/51	750	488
2	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.456%	7/12/46	150	84
2	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.378%	8/12/48	1,350	1,000
2	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.590%	9/12/49	675	633
2	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.700%	9/12/49	1,875	1,421
2	Morgan Stanley Capital I	4.970%	4/14/40	455	413
2,3	Morgan Stanley Capital I	5.110%	6/15/40	500	421
2	Morgan Stanley Capital I	5.270%	6/13/41	750	677
2,3	Morgan Stanley Capital I	5.984%	8/12/41	45	23
2	Morgan Stanley Capital I	4.970%	12/15/41	600	567
2	Morgan Stanley Capital I	5.168%	1/14/42	350	328
2,3	Morgan Stanley Capital I	5.803%	6/11/42	375	320
2	Morgan Stanley Capital I	4.989%	8/13/42	1,605	1,404
2	Morgan Stanley Capital I	5.230%	9/15/42	1,500	1,337
2	Morgan Stanley Capital I	5.770%	10/15/42	500	425
2,3	Morgan Stanley Capital I	5.946%	10/15/42	45	25
2,3	Morgan Stanley Capital I	5.378%	11/14/42	1,125	978
2,3	Morgan Stanley Capital I	5.378%	11/14/42	25	16
2	Morgan Stanley Capital I	6.457%	1/11/43	1,250	1,094
2	Morgan Stanley Capital I	5.332%	12/15/43	205	156
2,3	Morgan Stanley Capital I	5.558%	3/12/44	1,850	1,522
2,3	Morgan Stanley Capital I	5.773%	7/12/44	221	112
2,3	Morgan Stanley Capital I	5.877%	4/15/49	325	154
2,3	Morgan Stanley Capital I	6.076%	6/11/49	260	135
2,3	Morgan Stanley Capital I	5.544%	11/12/49	335	184
2	Morgan Stanley Capital I	5.809%	12/12/49	800	694
2	Morgan Stanley Capital I	5.090%	10/12/52	500	492
2,3	Morgan Stanley Capital I	5.204%	10/12/52	225	115
2	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	199	196
2	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	241	244
2	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	205	206
2	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	195	188
2	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	1,485	1,515
2	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	425	445
2	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	135	137
2	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	302	316
2	PSE&G Transition Funding LLC	6.890%	12/15/17	1,075	1,219
2	Public Service New Hampshire Funding LLC	6.480%	5/1/15	249	267
2	Salomon Brothers Mortgage Securities VII	5.552%	9/25/33	171	146
2	USAA Auto Owner Trust	5.360%	2/15/11	112	112
2	USAA Auto Owner Trust	4.710%	2/18/14	825	857

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
2,3	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	250	227
2	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	225	215
2	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	1,850	1,620
2	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	598	574
2,3	Wachovia Bank Commercial Mortgage Trust	5.426%	7/15/41	1,150	983
2	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	600	545
2,3	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	1,200	1,031
2	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	879	754
2,3	Wachovia Bank Commercial Mortgage Trust	5.926%	5/15/43	900	734
2,3	Wachovia Bank Commercial Mortgage Trust	5.926%	5/15/43	375	219
2	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	950	817
2,3	Wachovia Bank Commercial Mortgage Trust	5.384%	10/15/44	1,975	1,800
2,3	Wachovia Bank Commercial Mortgage Trust	5.440%	12/15/44	2,225	1,924
2,3	Wachovia Bank Commercial Mortgage Trust	5.490%	12/15/44	15	9
2,3	Wachovia Bank Commercial Mortgage Trust	6.158%	6/15/45	65	34
2,3	Wachovia Bank Commercial Mortgage Trust	5.818%	5/15/46	305	151
2	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	650	536
2	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	800	438
2	World Omni Auto Receivables Trust	3.940%	10/15/12	1,075	1,090
					133,166
Finance (7.9%)
	Banking (5.3%)
	Abbey National PLC	7.950%	10/26/29	550	505
5	American Express Bank, FSB	3.150%	12/9/11	975	1,009
	American Express Bank, FSB	5.550%	10/17/12	300	302
	American Express Bank, FSB	5.500%	4/16/13	875	858
	American Express Bank, FSB	6.000%	9/13/17	225	208
	American Express Centurion Bank	5.550%	10/17/12	300	295
	American Express Centurion Bank	5.950%	6/12/17	150	139
	American Express Centurion Bank	6.000%	9/13/17	325	301
	American Express Co.	7.250%	5/20/14	500	519
	American Express Co.	5.500%	9/12/16	225	208
	American Express Co.	6.150%	8/28/17	500	467
	American Express Co.	8.125%	5/20/19	500	521
2	American Express Co.	6.800%	9/1/66	355	254
	American Express Credit Corp.	5.000%	12/2/10	425	434
	American Express Credit Corp.	5.875%	5/2/13	600	601
	American Express Credit Corp.	7.300%	8/20/13	100	104
4	American Express Travel	5.250%	11/21/11	550	546
	AmSouth Bank NA	5.200%	4/1/15	325	252
	Banc One Corp.	7.625%	10/15/26	75	79
4	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	575	530
	Bank of America Corp.	4.500%	8/1/10	755	770
	Bank of America Corp.	4.250%	10/1/10	350	353
	Bank of America Corp.	4.375%	12/1/10	490	496
	Bank of America Corp.	5.375%	8/15/11	525	540
	Bank of America Corp.	6.250%	4/15/12	300	308
5	Bank of America Corp.	2.100%	4/30/12	3,050	3,061
5	Bank of America Corp.	3.125%	6/15/12	1,500	1,549
5	Bank of America Corp.	2.375%	6/22/12	225	227
	Bank of America Corp.	5.375%	9/11/12	375	376
	Bank of America Corp.	4.875%	9/15/12	675	673
	Bank of America Corp.	4.875%	1/15/13	250	246
	Bank of America Corp.	4.900%	5/1/13	675	659
	Bank of America Corp.	7.375%	5/15/14	1,000	1,034
	Bank of America Corp.	5.375%	6/15/14	150	145

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	Bank of America Corp.	5.125%	11/15/14	775	731
	Bank of America Corp.	4.750%	8/1/15	225	206
	Bank of America Corp.	5.250%	12/1/15	125	112
	Bank of America Corp.	5.750%	8/15/16	150	134
	Bank of America Corp.	5.625%	10/14/16	425	386
	Bank of America Corp.	5.420%	3/15/17	900	745
	Bank of America Corp.	6.000%	9/1/17	50	46
	Bank of America Corp.	5.750%	12/1/17	75	67
	Bank of America Corp.	5.650%	5/1/18	1,275	1,128
	Bank of America Corp.	7.625%	6/1/19	600	602
	Bank of America Corp.	6.800%	3/15/28	400	336
	Bank of America Corp.	6.000%	10/15/36	400	322
	Bank of America Corp.	6.500%	9/15/37	210	179
5	Bank of America, NA	1.700%	12/23/10	750	759
	Bank of America, NA	6.100%	6/15/17	400	354
	Bank of New York Mellon	4.950%	1/14/11	475	491
	Bank of New York Mellon	4.950%	11/1/12	875	928
	Bank of New York Mellon	5.125%	8/27/13	50	53
	Bank of New York Mellon	4.300%	5/15/14	325	332
	Bank of New York Mellon	4.950%	3/15/15	600	598
	Bank of New York Mellon	5.450%	5/15/19	250	256
4	Bank of Scotland PLC	5.250%	2/21/17	700	574
5	Bank of the West	2.150%	3/27/12	675	679
	Bank One Corp.	7.875%	8/1/10	950	1,002
	Bank One Corp.	5.900%	11/15/11	320	334
	Bank One Corp.	5.250%	1/30/13	325	329
	Bank One Corp.	4.900%	4/30/15	350	346
	Barclays Bank PLC	5.450%	9/12/12	150	157
	Barclays Bank PLC	6.750%	5/22/19	400	399
	BB&T Capital Trust II	6.750%	6/7/36	450	342
	BB&T Corp.	6.500%	8/1/11	50	52
	BB&T Corp.	4.750%	10/1/12	625	628
	BB&T Corp.	5.700%	4/30/14	150	153
	BB&T Corp.	5.200%	12/23/15	325	318
	BB&T Corp.	5.625%	9/15/16	300	269
	BB&T Corp.	6.850%	4/30/19	125	131
	BB&T Corp.	5.250%	11/1/19	500	448
	Bear Stearns Co., Inc.	4.500%	10/28/10	175	180
	Bear Stearns Co., Inc.	5.350%	2/1/12	1,550	1,619
	Bear Stearns Co., Inc.	6.950%	8/10/12	205	224
	Bear Stearns Co., Inc.	5.700%	11/15/14	625	643
	Bear Stearns Co., Inc.	5.300%	10/30/15	175	175
	Bear Stearns Co., Inc.	5.550%	1/22/17	550	512
	Bear Stearns Co., Inc.	6.400%	10/2/17	755	763
	Bear Stearns Co., Inc.	7.250%	2/1/18	775	822
	Capital One Bank	8.800%	7/15/19	350	356
	Capital One Bank USA N.A.	5.750%	9/15/10	600	620
	Capital One Capital III	7.686%	8/15/36	250	178
	Capital One Capital IV	6.745%	2/17/37	150	98
	Capital One Financial Corp.	5.700%	9/15/11	175	176
	Capital One Financial Corp.	4.800%	2/21/12	75	74
	Capital One Financial Corp.	5.500%	6/1/15	200	185
	Capital One Financial Corp.	6.150%	9/1/16	400	351
	Capital One Financial Corp.	5.250%	2/21/17	500	433
	Charter One Bank N.A.	5.500%	4/26/11	425	432
5	Citibank, NA	1.625%	3/30/11	550	555

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
5	Citibank, NA	1.500%	7/12/11	600	601
2,4	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	100	91
5	Citigroup Funding, Inc.	2.000%	3/30/12	550	552
5	Citigroup Funding, Inc.	2.125%	7/12/12	250	250
	Citigroup, Inc.	4.625%	8/3/10	75	76
	Citigroup, Inc.	6.500%	1/18/11	700	711
	Citigroup, Inc.	5.125%	2/14/11	50	50
5	Citigroup, Inc.	1.375%	5/5/11	1,925	1,928
	Citigroup, Inc.	5.100%	9/29/11	1,050	1,041
5	Citigroup, Inc.	2.875%	12/9/11	1,150	1,183
	Citigroup, Inc.	6.000%	2/21/12	200	198
	Citigroup, Inc.	5.250%	2/27/12	875	857
5	Citigroup, Inc.	2.125%	4/30/12	2,650	2,659
5	Citigroup, Inc.	1.875%	5/7/12	1,225	1,220
	Citigroup, Inc.	5.500%	8/27/12	310	299
	Citigroup, Inc.	5.625%	8/27/12	1,350	1,258
	Citigroup, Inc.	5.300%	10/17/12	650	627
	Citigroup, Inc.	5.500%	4/11/13	230	217
	Citigroup, Inc.	6.500%	8/19/13	975	947
	Citigroup, Inc.	5.125%	5/5/14	350	319
	Citigroup, Inc.	5.000%	9/15/14	3,259	2,732
	Citigroup, Inc.	4.700%	5/29/15	125	106
	Citigroup, Inc.	5.300%	1/7/16	150	132
	Citigroup, Inc.	6.000%	8/15/17	825	721
	Citigroup, Inc.	6.125%	11/21/17	875	776
	Citigroup, Inc.	6.125%	5/15/18	550	480
	Citigroup, Inc.	8.500%	5/22/19	925	940
	Citigroup, Inc.	6.625%	6/15/32	1,275	1,018
	Citigroup, Inc.	5.875%	2/22/33	1,150	863
	Citigroup, Inc.	6.000%	10/31/33	225	165
	Citigroup, Inc.	5.850%	12/11/34	175	138
	Citigroup, Inc.	5.875%	5/29/37	50	39
	Citigroup, Inc.	6.875%	3/5/38	400	358
	Comerica Bank	5.750%	11/21/16	825	653
	Comerica Bank	5.200%	8/22/17	200	147
	Compass Bank	6.400%	10/1/17	200	181
	Compass Bank	5.900%	4/1/26	100	64
4	Corestates Capital I	8.000%	12/15/26	325	245
	Countrywide Financial Corp.	6.250%	5/15/16	45	40
	Countrywide Home Loan	4.125%	9/15/09	400	401
	Countrywide Home Loan	4.000%	3/22/11	300	294
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	1,050	1,087
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	400	420
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	225	238
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	325	349
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	290	314
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	1,475	1,531
	Credit Suisse First Boston USA, Inc.	5.125%	1/15/14	75	77
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	1,150	1,164
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	425	434
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	600	640
2	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	350	224
	Credit Suisse New York	5.000%	5/15/13	325	324
	Credit Suisse New York	5.500%	5/1/14	675	703
	Deutsche Bank AG London	5.375%	10/12/12	1,025	1,089
	Deutsche Bank AG London	4.875%	5/20/13	750	771

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	Deutsche Bank AG London	6.000%	9/1/17	1,425	1,455
	Deutsche Bank Financial LLC	5.375%	3/2/15	500	487
	FIA Card Services NA	6.625%	6/15/12	300	305
	Fifth Third Bancorp.	4.750%	2/1/15	300	249
	Fifth Third Bancorp.	4.500%	6/1/18	300	205
	Fifth Third Bancorp.	8.250%	3/1/38	525	403
	First Tennessee Bank	5.050%	1/15/15	50	39
	First Union Institutional Capital I	8.040%	12/1/26	75	62
	Golden West Financial Corp.	4.750%	10/1/12	200	200
2	Goldman Sachs Capital II	5.793%	12/29/49	495	309
	Goldman Sachs Group, Inc.	4.500%	6/15/10	835	857
	Goldman Sachs Group, Inc.	6.875%	1/15/11	260	276
5	Goldman Sachs Group, Inc.	1.700%	3/15/11	450	454
5	Goldman Sachs Group, Inc.	1.625%	7/15/11	650	654
	Goldman Sachs Group, Inc.	6.600%	1/15/12	150	160
	Goldman Sachs Group, Inc.	5.300%	2/14/12	75	78
5	Goldman Sachs Group, Inc.	3.250%	6/15/12	1,900	1,969
	Goldman Sachs Group, Inc.	5.700%	9/1/12	50	52
	Goldman Sachs Group, Inc.	5.450%	11/1/12	595	621
	Goldman Sachs Group, Inc.	5.250%	4/1/13	625	640
	Goldman Sachs Group, Inc.	4.750%	7/15/13	1,075	1,082
	Goldman Sachs Group, Inc.	5.250%	10/15/13	800	820
	Goldman Sachs Group, Inc.	5.150%	1/15/14	1,100	1,107
	Goldman Sachs Group, Inc.	6.000%	5/1/14	1,100	1,151
	Goldman Sachs Group, Inc.	5.000%	10/1/14	125	126
	Goldman Sachs Group, Inc.	5.125%	1/15/15	800	797
	Goldman Sachs Group, Inc.	5.350%	1/15/16	1,075	1,049
	Goldman Sachs Group, Inc.	5.750%	10/1/16	300	296
	Goldman Sachs Group, Inc.	5.625%	1/15/17	775	721
	Goldman Sachs Group, Inc.	6.250%	9/1/17	875	869
	Goldman Sachs Group, Inc.	5.950%	1/18/18	1,800	1,743
	Goldman Sachs Group, Inc.	6.150%	4/1/18	660	646
	Goldman Sachs Group, Inc.	7.500%	2/15/19	125	133
	Goldman Sachs Group, Inc.	5.950%	1/15/27	960	796
	Goldman Sachs Group, Inc.	6.125%	2/15/33	150	141
	Goldman Sachs Group, Inc.	6.345%	2/15/34	500	404
	Goldman Sachs Group, Inc.	6.450%	5/1/36	410	345
	Goldman Sachs Group, Inc.	6.750%	10/1/37	1,755	1,542
4	HBOS PLC	6.750%	5/21/18	400	296
	HSBC Bank PLC	6.950%	3/15/11	150	156
	HSBC Bank USA	4.625%	4/1/14	500	494
	HSBC Bank USA	5.875%	11/1/34	550	524
	HSBC Bank USA	5.625%	8/15/35	625	583
	HSBC Holdings PLC	7.350%	11/27/32	50	46
	HSBC Holdings PLC	6.500%	5/2/36	145	141
	HSBC Holdings PLC	6.500%	9/15/37	1,040	997
	HSBC Holdings PLC	6.800%	6/1/38	210	214
4	ICICI Bank Ltd.	6.625%	10/3/12	325	322
	JPMorgan Chase & Co.	6.750%	2/1/11	610	639
5	JPMorgan Chase & Co.	1.650%	2/23/11	1,175	1,186
5	JPMorgan Chase & Co.	3.125%	12/1/11	375	388
	JPMorgan Chase & Co.	4.500%	1/15/12	1,350	1,398
	JPMorgan Chase & Co.	6.625%	3/15/12	175	185
5	JPMorgan Chase & Co.	2.200%	6/15/12	1,150	1,158
	JPMorgan Chase & Co.	5.375%	10/1/12	145	152
5	JPMorgan Chase & Co.	2.125%	12/26/12	2,200	2,198

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	JPMorgan Chase & Co.	5.750%	1/2/13	475	490
	JPMorgan Chase & Co.	4.750%	5/1/13	1,120	1,143
	JPMorgan Chase & Co.	4.875%	3/15/14	885	872
	JPMorgan Chase & Co.	5.125%	9/15/14	145	144
	JPMorgan Chase & Co.	4.750%	3/1/15	1,050	1,049
	JPMorgan Chase & Co.	5.250%	5/1/15	725	707
	JPMorgan Chase & Co.	5.150%	10/1/15	500	501
	JPMorgan Chase & Co.	5.875%	6/13/16	225	222
	JPMorgan Chase & Co.	6.125%	6/27/17	300	298
	JPMorgan Chase & Co.	6.400%	5/15/38	1,050	1,082
	JPMorgan Chase Capital XV	5.875%	3/15/35	760	608
	JPMorgan Chase Capital XVII	5.850%	8/1/35	50	38
	JPMorgan Chase Capital XX	6.550%	9/29/36	300	238
	JPMorgan Chase Capital XXII	6.450%	2/2/37	1,175	933
	JPMorgan Chase Capital XXV	6.800%	10/1/37	500	431
	KeyBank NA	7.000%	2/1/11	125	127
	KeyBank NA	5.500%	9/17/12	425	421
	KeyBank NA	4.950%	9/15/15	350	306
	KeyBank NA	5.450%	3/3/16	675	556
	KeyCorp	6.500%	5/14/13	50	49
	M&I Marshall & Ilsley Bank	4.850%	6/16/15	200	148
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	500	471
	MBNA Corp.	7.500%	3/15/12	325	339
	MBNA Corp.	6.125%	3/1/13	225	229
	MBNA Corp.	5.000%	6/15/15	350	327
	Mellon Funding Corp.	5.000%	12/1/14	150	153
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	425	438
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	500	508
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	235	229
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	1,275	1,264
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	225	213
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	200	190
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	2,125	1,940
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	25	22
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	1,025	887
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	1,225	1,083
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	405	368
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	325	255
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	875	665
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	1,015	926
	Morgan Stanley	4.000%	1/15/10	600	609
5	Morgan Stanley	2.900%	12/1/10	675	694
	Morgan Stanley	5.050%	1/21/11	50	51
5	Morgan Stanley	3.250%	12/1/11	1,850	1,918
	Morgan Stanley	5.625%	1/9/12	2,425	2,512
	Morgan Stanley	6.600%	4/1/12	215	228
5	Morgan Stanley	1.950%	6/20/12	1,550	1,548
	Morgan Stanley	5.750%	8/31/12	250	261
	Morgan Stanley	4.750%	4/1/14	2,690	2,555
	Morgan Stanley	6.000%	5/13/14	875	890
	Morgan Stanley	5.375%	10/15/15	400	387
	Morgan Stanley	5.750%	10/18/16	550	534
	Morgan Stanley	5.450%	1/9/17	600	566
	Morgan Stanley	5.550%	4/27/17	430	403
	Morgan Stanley	6.250%	8/28/17	50	49
	Morgan Stanley	5.950%	12/28/17	425	408

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	Morgan Stanley	6.625%	4/1/18	1,880	1,865
	Morgan Stanley	7.300%	5/13/19	350	364
	Morgan Stanley	6.250%	8/9/26	1,050	965
	Morgan Stanley	7.250%	4/1/32	525	518
	National City Bank - Cleveland OH	6.250%	3/15/11	400	409
	National City Corp.	4.900%	1/15/15	325	315
	National City Corp.	6.875%	5/15/19	225	216
4	Nationwide Building Society	5.500%	7/18/12	1,500	1,440
4	Northern Rock PLC	5.625%	6/22/17	2,950	2,579
	Northern Trust Co.	6.500%	8/15/18	50	54
	Northern Trust Corp.	5.500%	8/15/13	100	106
	Northern Trust Corp.	4.625%	5/1/14	225	232
	PNC Bank NA	4.875%	9/21/17	600	521
	PNC Funding Corp.	7.500%	11/1/09	55	56
	PNC Funding Corp.	5.125%	12/14/10	125	126
5	PNC Funding Corp.	2.300%	6/22/12	1,025	1,034
	PNC Funding Corp.	5.250%	11/15/15	475	451
	PNC Funding Corp.	5.625%	2/1/17	100	94
5	Regions Bank	3.250%	12/9/11	1,150	1,192
	Santander Financial Issuances	6.375%	2/15/11	200	195
	Sanwa Bank Ltd.	7.400%	6/15/11	300	309
	Southtrust Corp.	5.800%	6/15/14	100	100
	Sovereign Bancorp, Inc.	4.800%	9/1/10	500	494
	Sovereign Bancorp, Inc.	8.750%	5/30/18	270	266
2,4	Standard Chartered PLC	6.409%	12/31/49	300	192
	State Street Bank & Trust Co.	5.300%	1/15/16	125	119
	State Street Corp.	4.300%	5/30/14	400	396
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	490	530
	SunTrust Bank Atlanta GA	6.375%	4/1/11	100	102
	SunTrust Bank Atlanta GA	7.250%	3/15/18	125	121
	SunTrust Banks, Inc.	6.000%	9/11/17	350	322
	SunTrust Banks, Inc.	6.000%	2/15/26	475	341
	SunTrust Capital VIII	6.100%	12/15/36	132	88
	Swiss Bank Corp.	7.000%	10/15/15	300	270
	Swiss Bank Corp.	7.375%	6/15/17	75	67
	Synovus Financial Corp.	5.125%	6/15/17	250	152
	UBS AG	5.875%	7/15/16	1,350	1,129
	UBS AG	5.875%	12/20/17	675	628
	UBS AG	5.750%	4/25/18	475	437
	UFJ Finance Aruba AEC	6.750%	7/15/13	1,350	1,399
	Union Bank of California NA	5.950%	5/11/16	225	213
	Union Planters Corp.	7.750%	3/1/11	500	486
	UnionBanCal Corp.	5.250%	12/16/13	50	45
	US Bank NA	6.375%	8/1/11	550	589
	US Bank NA	6.300%	2/4/14	875	950
	US Bank NA	4.950%	10/30/14	225	236
2	USB Capital IX	6.189%	4/15/49	300	200
	Wachovia Bank NA	4.875%	2/1/15	1,750	1,696
	Wachovia Bank NA	5.000%	8/15/15	75	72
	Wachovia Bank NA	6.000%	11/15/17	300	289
	Wachovia Bank NA	5.850%	2/1/37	1,425	1,263
	Wachovia Bank NA	6.600%	1/15/38	425	422
2	Wachovia Capital Trust III	5.800%	3/15/11	1,010	606
	Wachovia Corp.	5.300%	10/15/11	175	182
	Wachovia Corp.	4.875%	2/15/14	975	956
	Wachovia Corp.	5.625%	10/15/16	275	258

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	Wachovia Corp.	5.750%	6/15/17	1,450	1,440
	Wachovia Corp.	7.500%	4/15/35	50	43
	Wachovia Corp.	5.500%	8/1/35	475	362
	Wachovia Corp.	6.550%	10/15/35	50	44
	Wells Fargo & Co.	4.200%	1/15/10	775	788
	Wells Fargo & Co.	4.875%	1/12/11	375	386
	Wells Fargo & Co.	5.300%	8/26/11	450	470
5	Wells Fargo & Co.	3.000%	12/9/11	1,750	1,805
5	Wells Fargo & Co.	2.125%	6/15/12	775	778
	Wells Fargo & Co.	5.125%	9/1/12	300	312
	Wells Fargo & Co.	5.250%	10/23/12	550	569
	Wells Fargo & Co.	4.375%	1/31/13	100	101
	Wells Fargo & Co.	4.950%	10/16/13	100	100
	Wells Fargo & Co.	5.625%	12/11/17	325	320
	Wells Fargo & Co.	5.375%	2/7/35	325	291
	Wells Fargo Bank NA	6.450%	2/1/11	500	522
	Wells Fargo Bank NA	4.750%	2/9/15	1,275	1,237
	Wells Fargo Bank NA	5.750%	5/16/16	1,500	1,448
	Wells Fargo Bank NA	5.950%	8/26/36	350	318
	Wells Fargo Capital X	5.950%	12/15/36	50	37
2	Wells Fargo Capital XIII	7.700%	12/29/49	400	332
2	Wells Fargo Capital XV	9.750%	12/29/49	425	408
	Wells Fargo Financial, Inc.	5.500%	8/1/12	300	314

	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.350%	11/15/10	475	480
	Ameriprise Financial Inc.	5.650%	11/15/15	375	354
	Amvescap PLC	5.375%	2/27/13	25	19
	BlackRock, Inc.	6.250%	9/15/17	225	236
	Charles Schwab Corp.	4.950%	6/1/14	700	715
	Jefferies Group Inc.	6.450%	6/8/27	475	353
	Jefferies Group Inc.	6.250%	1/15/36	400	271
	Lazard Group	6.850%	6/15/17	775	712

	Finance Companies (1.1%)
	Block Financial LLC	7.875%	1/15/13	100	106
	General Electric Capital Corp.	4.875%	10/21/10	475	491
5	General Electric Capital Corp.	1.625%	1/7/11	1,325	1,344
	General Electric Capital Corp.	6.125%	2/22/11	595	624
	General Electric Capital Corp.	5.500%	4/28/11	475	493
	General Electric Capital Corp.	5.000%	11/15/11	175	180
5	General Electric Capital Corp.	3.000%	12/9/11	1,025	1,058
	General Electric Capital Corp.	5.875%	2/15/12	1,575	1,658
	General Electric Capital Corp.	4.375%	3/3/12	475	483
5	General Electric Capital Corp.	2.250%	3/12/12	2,700	2,726
5	General Electric Capital Corp.	2.200%	6/8/12	1,950	1,967
	General Electric Capital Corp.	6.000%	6/15/12	2,375	2,509
	General Electric Capital Corp.	5.250%	10/19/12	3,600	3,714
5	General Electric Capital Corp.	2.125%	12/21/12	825	820
5	General Electric Capital Corp.	2.625%	12/28/12	775	783
	General Electric Capital Corp.	5.450%	1/15/13	500	518
	General Electric Capital Corp.	5.900%	5/13/14	325	334
	General Electric Capital Corp.	5.500%	6/4/14	1,325	1,335
	General Electric Capital Corp.	5.650%	6/9/14	350	361
	General Electric Capital Corp.	5.375%	10/20/16	150	150
	General Electric Capital Corp.	5.400%	2/15/17	700	682

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	General Electric Capital Corp.	5.625%	9/15/17	450	433
	General Electric Capital Corp.	5.625%	5/1/18	325	310
	General Electric Capital Corp.	6.750%	3/15/32	1,350	1,230
	General Electric Capital Corp.	6.150%	8/7/37	525	433
	General Electric Capital Corp.	5.875%	1/14/38	3,050	2,393
	General Electric Capital Corp.	6.875%	1/10/39	675	609
2	General Electric Capital Corp.	6.375%	11/15/67	725	477
2	HSBC Finance Capital Trust IX	5.911%	11/30/35	50	28
	HSBC Finance Corp.	4.625%	9/15/10	425	428
	HSBC Finance Corp.	5.250%	1/14/11	675	679
	HSBC Finance Corp.	5.700%	6/1/11	1,150	1,159
	HSBC Finance Corp.	6.375%	10/15/11	50	51
	HSBC Finance Corp.	7.000%	5/15/12	595	616
	HSBC Finance Corp.	5.900%	6/19/12	300	300
	HSBC Finance Corp.	6.375%	11/27/12	345	352
	HSBC Finance Corp.	4.750%	7/15/13	150	144
	HSBC Finance Corp.	5.250%	1/15/14	375	368
	HSBC Finance Corp.	5.000%	6/30/15	2,075	1,955
	International Lease Finance Corp.	5.125%	11/1/10	650	578
	International Lease Finance Corp.	4.950%	2/1/11	825	709
	International Lease Finance Corp.	5.450%	3/24/11	150	128
	International Lease Finance Corp.	5.750%	6/15/11	1,075	906
	International Lease Finance Corp.	5.300%	5/1/12	225	173
	International Lease Finance Corp.	5.625%	9/20/13	225	168
	International Lease Finance Corp.	5.650%	6/1/14	325	245
	SLM Corp.	4.500%	7/26/10	200	190
	SLM Corp.	5.400%	10/25/11	1,800	1,630
	SLM Corp.	5.000%	10/1/13	85	69
	SLM Corp.	5.375%	5/15/14	110	88
	SLM Corp.	5.050%	11/14/14	360	272
	SLM Corp.	5.000%	4/15/15	10	8
	SLM Corp.	5.625%	8/1/33	495	290

	Insurance (1.0%)
	ACE Capital Trust II	9.700%	4/1/30	360	312
	ACE INA Holdings, Inc.	5.600%	5/15/15	125	125
	ACE INA Holdings, Inc.	5.700%	2/15/17	505	501
	AEGON Funding Corp.	5.750%	12/15/20	50	43
	AEGON NV	4.750%	6/1/13	200	183
	Aetna, Inc.	7.875%	3/1/11	50	54
	Aetna, Inc.	5.750%	6/15/11	125	131
	Aetna, Inc.	6.000%	6/15/16	50	49
	Aetna, Inc.	6.500%	9/15/18	275	275
	Aetna, Inc.	6.625%	6/15/36	875	799
	Allied World Assurance	7.500%	8/1/16	1,060	902
	Allstate Corp.	6.125%	2/15/12	225	234
	Allstate Corp.	5.000%	8/15/14	425	422
	Allstate Corp.	6.125%	12/15/32	225	209
	Allstate Corp.	5.550%	5/9/35	100	85
2	Allstate Corp.	6.125%	5/15/37	150	115
2	Allstate Corp.	6.500%	5/15/57	200	152
	Allstate Life Global Funding	5.375%	4/30/13	375	389
	American Financial Group	9.875%	6/15/19	125	124
	American International Group, Inc.	4.700%	10/1/10	675	547
	American International Group, Inc.	5.375%	10/18/11	225	162
	American International Group, Inc.	4.950%	3/20/12	225	147

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	American International Group, Inc.	4.250%	5/15/13	600	342
	American International Group, Inc.	5.050%	10/1/15	1,025	545
	American International Group, Inc.	5.600%	10/18/16	550	281
	American International Group, Inc.	5.850%	1/16/18	25	13
	American International Group, Inc.	6.250%	5/1/36	150	65
	Aon Capital Trust	8.205%	1/1/27	50	45
	Arch Capital Group Ltd.	7.350%	5/1/34	350	215
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	100	95
	Assurant, Inc.	5.625%	2/15/14	225	195
	Assurant, Inc.	6.750%	2/15/34	465	321
	AXA Financial, Inc.	7.750%	8/1/10	150	151
	AXA SA	8.600%	12/15/30	770	719
	Axis Capital Holdings Ltd.	5.750%	12/1/14	75	66
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	100	104
4	Berkshire Hathaway Finance Corp.	4.000%	4/15/12	100	102
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	775	813
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	1,125	1,175
4	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	325	337
	Chubb Corp.	5.750%	5/15/18	150	158
	Chubb Corp.	6.000%	5/11/37	550	556
	Chubb Corp.	6.500%	5/15/38	125	135
2	Chubb Corp.	6.375%	3/29/67	125	98
	CIGNA Corp.	7.875%	5/15/27	50	44
	CIGNA Corp.	6.150%	11/15/36	475	337
	Cincinnati Financial Corp.	6.920%	5/15/28	175	141
	Cincinnati Financial Corp.	6.125%	11/1/34	150	106
	CNA Financial Corp.	6.000%	8/15/11	100	96
	CNA Financial Corp.	5.850%	12/15/14	550	451
	CNA Financial Corp.	6.500%	8/15/16	200	162
	Commerce Group, Inc.	5.950%	12/9/13	50	42
	Coventry Health Care Inc.	6.300%	8/15/14	300	261
	Fund American Cos., Inc.	5.875%	5/15/13	100	95
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	225	191
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	200	159
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	150	124
	Genworth Financial, Inc.	5.750%	6/15/14	75	53
	Genworth Financial, Inc.	4.950%	10/1/15	50	32
	Genworth Financial, Inc.	6.500%	6/15/34	150	88
	Genworth Global Funding Trusts	5.125%	3/15/11	300	290
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	275	267
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	175	139
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	125	96
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	100	77
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	600	404
	Humana Inc.	6.450%	6/1/16	175	153
	Humana Inc.	6.300%	8/1/18	50	42
	Humana Inc.	8.150%	6/15/38	300	237
2	ING Groep NV	5.775%	12/8/49	725	413
	ING USA Global Funding	4.500%	10/1/10	850	864
4	Liberty Mutual Group, Inc.	4.875%	2/1/10	100	98
	Lincoln National Corp.	5.650%	8/27/12	50	48
	Lincoln National Corp.	6.150%	4/7/36	675	466
	Loews Corp.	6.000%	2/1/35	75	62
	Marsh & McLennan Cos., Inc.	5.150%	9/15/10	50	50
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	400	413
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	325	308

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	Marsh & McLennan Cos., Inc.	9.250%	4/15/19	300	343
4	MetLife Global Funding I	5.125%	6/10/14	775	768
	MetLife, Inc.	5.375%	12/15/12	150	152
	MetLife, Inc.	5.000%	11/24/13	100	99
	MetLife, Inc.	5.000%	6/15/15	500	484
	MetLife, Inc.	7.717%	2/15/19	125	133
	MetLife, Inc.	6.375%	6/15/34	350	333
	MetLife, Inc.	5.700%	6/15/35	125	112
	MetLife, Inc.	6.400%	12/15/36	310	220
	Principal Financial Group, Inc.	7.875%	5/15/14	450	463
	Principal Financial Group, Inc.	6.050%	10/15/36	225	177
	Principal Life Income Funding Trusts	5.300%	4/24/13	300	300
	Principal Life Income Funding Trusts	5.100%	4/15/14	150	145
	Progressive Corp.	6.375%	1/15/12	225	229
	Progressive Corp.	6.625%	3/1/29	100	95
2	Progressive Corp.	6.700%	6/15/37	300	211
	Protective Life Secured Trusts	4.850%	8/16/10	225	225
	Prudential Financial, Inc.	5.100%	12/14/11	35	35
	Prudential Financial, Inc.	5.800%	6/15/12	325	326
	Prudential Financial, Inc.	5.150%	1/15/13	345	334
	Prudential Financial, Inc.	4.500%	7/15/13	100	95
	Prudential Financial, Inc.	4.750%	4/1/14	175	167
	Prudential Financial, Inc.	5.100%	9/20/14	375	352
	Prudential Financial, Inc.	6.200%	1/15/15	125	122
	Prudential Financial, Inc.	5.500%	3/15/16	50	46
	Prudential Financial, Inc.	6.100%	6/15/17	75	69
	Prudential Financial, Inc.	6.000%	12/1/17	225	209
	Prudential Financial, Inc.	5.750%	7/15/33	200	154
	Prudential Financial, Inc.	5.400%	6/13/35	200	149
	Prudential Financial, Inc.	5.900%	3/17/36	300	250
	Prudential Financial, Inc.	5.700%	12/14/36	225	181
	Torchmark Corp.	6.375%	6/15/16	225	216
	Travelers Cos. Inc.	5.750%	12/15/17	325	334
	Travelers Cos. Inc.	5.900%	6/2/19	275	285
2	Travelers Cos. Inc.	6.250%	3/15/37	135	108
	Travelers Cos. Inc.	6.250%	6/15/37	250	256
	Travelers Cos., Inc.	5.500%	12/1/15	150	153
	Travelers Cos., Inc.	6.250%	6/20/16	375	397
	UnitedHealth Group, Inc.	5.500%	11/15/12	50	52
	UnitedHealth Group, Inc.	4.875%	2/15/13	275	275
	UnitedHealth Group, Inc.	4.875%	4/1/13	250	249
	UnitedHealth Group, Inc.	5.000%	8/15/14	100	97
	UnitedHealth Group, Inc.	4.875%	3/15/15	250	240
	UnitedHealth Group, Inc.	6.000%	6/15/17	525	501
	UnitedHealth Group, Inc.	6.000%	11/15/17	100	95
	UnitedHealth Group, Inc.	5.800%	3/15/36	1,000	822
	UnitedHealth Group, Inc.	6.500%	6/15/37	150	135
	UnitedHealth Group, Inc.	6.625%	11/15/37	300	265
	UnitedHealth Group, Inc.	6.875%	2/15/38	325	299
	WellPoint Inc.	5.000%	1/15/11	475	488
	WellPoint Inc.	6.375%	1/15/12	125	131
	WellPoint Inc.	6.000%	2/15/14	150	153
	WellPoint Inc.	5.000%	12/15/14	225	220
	WellPoint Inc.	5.250%	1/15/16	50	47
	WellPoint Inc.	5.875%	6/15/17	20	20
	WellPoint Inc.	5.950%	12/15/34	550	458

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	WellPoint Inc.	5.850%	1/15/36	725	627
	Willis North America Inc.	5.625%	7/15/15	225	199
	Willis North America Inc.	6.200%	3/28/17	370	332
	XL Capital Ltd.	5.250%	9/15/14	475	398
	XL Capital Ltd.	6.375%	11/15/24	50	38
	XL Capital Ltd.	6.250%	5/15/27	400	286
2	XL Capital Ltd.	6.500%	12/15/49	225	110

	Other Finance (0.1%)
	Chicago Mercantile Exchange Group Inc.	5.400%	8/1/13	500	529
	Chicago Mercantile Exchange Group Inc.	5.750%	2/15/14	175	188
	Orix Corp.	5.480%	11/22/11	325	299
	XTRA Finance Corp.	5.150%	4/1/17	900	868

	Real Estate Investment Trusts (0.3%)
	AMB Property LP	6.300%	6/1/13	125	115
	Arden Realty LP	5.250%	3/1/15	50	48
	AvalonBay Communities, Inc.	5.500%	1/15/12	125	126
	AvalonBay Communities, Inc.	5.750%	9/15/16	50	45
	Boston Properties, Inc.	6.250%	1/15/13	250	249
	Boston Properties, Inc.	5.625%	4/15/15	150	139
	Brandywine Operating Partnership	5.750%	4/1/12	490	445
	Brandywine Operating Partnership	5.400%	11/1/14	50	40
	Brandywine Operating Partnership	5.700%	5/1/17	305	213
	Camden Property Trust	5.700%	5/15/17	225	201
	Duke Realty LP	5.950%	2/15/17	100	78
	ERP Operating LP	6.625%	3/15/12	75	77
	ERP Operating LP	5.500%	10/1/12	300	302
	ERP Operating LP	5.125%	3/15/16	475	436
	ERP Operating LP	5.375%	8/1/16	100	91
	ERP Operating LP	5.750%	6/15/17	200	185
	HCP Inc.	6.700%	1/30/18	175	153
	Health Care Property Investors, Inc.	6.450%	6/25/12	775	763
	Health Care Property Investors, Inc.	5.650%	12/15/13	105	96
	Health Care Property Investors, Inc.	6.300%	9/15/16	165	144
	Health Care REIT, Inc.	6.200%	6/1/16	725	626
	Hospitality Properties	5.125%	2/15/15	300	233
	HRPT Properties Trust	6.250%	8/15/16	100	82
	HRPT Properties Trust	6.250%	6/15/17	275	219
	Kimco Realty Corp.	5.783%	3/15/16	50	42
	Liberty Property LP	5.125%	3/2/15	875	720
	Liberty Property LP	5.500%	12/15/16	75	60
	National Retail Properties, Inc.	6.875%	10/15/17	200	173
	Nationwide Health Properties, Inc.	6.250%	2/1/13	300	278
	ProLogis	5.625%	11/15/15	325	254
	ProLogis	5.750%	4/1/16	225	171
	ProLogis	5.625%	11/15/16	225	173
	Realty Income Corp.	6.750%	8/15/19	860	779
	Regency Centers LP	6.750%	1/15/12	600	589
	Simon Property Group LP	4.875%	8/15/10	125	126
	Simon Property Group LP	5.600%	9/1/11	225	229
	Simon Property Group LP	5.000%	3/1/12	150	148
	Simon Property Group LP	5.300%	5/30/13	610	587
	Simon Property Group LP	5.750%	12/1/15	425	394
	Simon Property Group LP	6.100%	5/1/16	50	46
	Simon Property Group LP	5.875%	3/1/17	425	388

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value¥
	Coupon	Date	($000)	($000)
Simon Property Group LP	6.125%	5/30/18	425	387
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	225	188
				276,899
Industrial (9.8%)
Basic Industry (0.8%)
Agrium Inc.	6.750%	1/15/19	100	99
Alcan, Inc.	6.450%	3/15/11	250	258
Alcan, Inc.	4.875%	9/15/12	300	296
Alcan, Inc.	4.500%	5/15/13	225	219
Alcan, Inc.	5.000%	6/1/15	50	45
Alcan, Inc.	6.125%	12/15/33	700	553
Alcoa, Inc.	5.720%	2/23/19	790	624
Alcoa, Inc.	5.870%	2/23/22	185	144
Alcoa, Inc.	5.900%	2/1/27	450	318
ArcelorMittal	5.375%	6/1/13	825	789
ArcelorMittal	9.000%	2/15/15	225	237
ArcelorMittal	6.125%	6/1/18	350	304
ArcelorMittal	9.850%	6/1/19	175	188
Barrick Gold Finance Inc.	4.875%	11/15/14	100	103
Barrick Gold Finance Inc.	6.950%	4/1/19	150	168
Barrick North America Finance LLC	6.800%	9/15/18	225	249
Barrick North America Finance LLC	7.500%	9/15/38	300	348
BHP Billiton Finance (USA) Ltd.	4.800%	4/15/13	325	340
BHP Billiton Finance (USA) Ltd.	5.500%	4/1/14	415	445
BHP Billiton Finance (USA) Ltd.	5.250%	12/15/15	325	342
BHP Billiton Finance (USA) Ltd.	5.400%	3/29/17	135	140
BHP Billiton Finance (USA) Ltd.	6.500%	4/1/19	450	500
BHP Finance USA Ltd.	8.500%	12/1/12	125	146
Celulosa Arauco Constitution SA	8.625%	8/15/10	325	340
Celulosa Arauco Constitution SA	5.625%	4/20/15	350	339
Commercial Metals Co.	6.500%	7/15/17	125	110
Commercial Metals Co.	7.350%	8/15/18	350	320
Cytec Industries Inc.	8.950%	7/1/17	100	100
Dow Chemical Co.	6.125%	2/1/11	675	694
Dow Chemical Co.	6.000%	10/1/12	50	51
Dow Chemical Co.	7.600%	5/15/14	675	696
Dow Chemical Co.	8.550%	5/15/19	700	706
Dow Chemical Co.	7.375%	11/1/29	500	452
Dow Chemical Co.	9.400%	5/15/39	125	129
E.I. du Pont de Nemours & Co.	4.750%	11/15/12	425	451
E.I. du Pont de Nemours & Co.	5.000%	1/15/13	50	53
E.I. du Pont de Nemours & Co.	5.000%	7/15/13	525	556
E.I. du Pont de Nemours & Co.	5.875%	1/15/14	225	244
E.I. du Pont de Nemours & Co.	5.250%	12/15/16	50	52
E.I. du Pont de Nemours & Co.	6.000%	7/15/18	1,275	1,380
E.I. du Pont de Nemours & Co.	6.500%	1/15/28	75	79
Eastman Chemical Co.	7.250%	1/15/24	225	189
Eastman Chemical Co.	7.600%	2/1/27	125	106
Falconbridge Ltd.	7.350%	6/5/12	125	124
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	770	774
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	825	831
Inco Ltd.	7.750%	5/15/12	100	107
Inco Ltd.	5.700%	10/15/15	200	194
International Paper Co.	7.400%	6/15/14	345	343
International Paper Co.	5.300%	4/1/15	225	204
International Paper Co.	9.375%	5/15/19	600	610

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	Lubrizol Corp.	8.875%	2/1/19	850	939
	Lubrizol Corp.	6.500%	10/1/34	375	322
	Monsanto Co.	7.375%	8/15/12	225	257
	Newmont Mining Corp.	5.875%	4/1/35	100	93
	Noranda, Inc.	7.250%	7/15/12	425	428
	Noranda, Inc.	5.500%	6/15/17	400	346
	Nucor Corp.	5.750%	12/1/17	100	105
	Nucor Corp.	5.850%	6/1/18	325	341
	Nucor Corp.	6.400%	12/1/37	225	233
	Placer Dome, Inc.	6.450%	10/15/35	425	429
	Plum Creek Timber Co.	5.875%	11/15/15	225	190
	Potash Corp. of Saskatchewan	7.750%	5/31/11	775	850
	Praxair, Inc.	4.375%	3/31/14	375	390
	Praxair, Inc.	5.250%	11/15/14	325	351
	Praxair, Inc.	5.200%	3/15/17	25	25
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	510	513
	Rio Tinto Finance USA Ltd.	8.950%	5/1/14	900	998
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	375	375
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	625	691
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	175	166
2	Rohm & Haas Co.	9.800%	4/15/20	118	121
	Southern Copper Corp.	7.500%	7/27/35	375	334
	Vale Overseas Ltd.	6.250%	1/11/16	50	51
	Vale Overseas Ltd.	6.250%	1/23/17	200	203
	Vale Overseas Ltd.	8.250%	1/17/34	150	163
	Vale Overseas Ltd.	6.875%	11/21/36	1,424	1,343
	Valspar Corp.	7.250%	6/15/19	50	51
	Weyerhaeuser Co.	7.375%	3/15/32	850	675
	WMC Finance USA	5.125%	5/15/13	425	441

	Capital Goods (0.9%)
	3M Co.	5.125%	11/6/09	75	76
	3M Co.	4.500%	11/1/11	425	452
	3M Co.	6.375%	2/15/28	275	299
	Allied Waste North America Inc.	7.875%	4/15/13	225	230
	Allied Waste North America Inc.	7.125%	5/15/16	975	977
2,4	BAE Systems Asset Trust	7.156%	12/15/11	27	29
	Bemis Co. Inc.	4.875%	4/1/12	200	188
	Black & Decker Corp.	7.125%	6/1/11	225	236
	Boeing Capital Corp.	7.375%	9/27/10	175	186
	Boeing Capital Corp.	6.500%	2/15/12	875	960
	Boeing Co.	7.250%	6/15/25	375	414
	Boeing Co.	8.750%	9/15/31	75	95
	Boeing Co.	6.125%	2/15/33	50	49
	Caterpillar Financial Services Corp.	4.300%	6/1/10	775	799
	Caterpillar Financial Services Corp.	4.250%	2/8/13	500	502
	Caterpillar Financial Services Corp.	6.125%	2/17/14	975	1,044
	Caterpillar Financial Services Corp.	4.750%	2/17/15	50	49
	Caterpillar Financial Services Corp.	4.625%	6/1/15	125	120
	Caterpillar Financial Services Corp.	7.150%	2/15/19	500	537
	Caterpillar, Inc.	7.900%	12/15/18	400	461
	Caterpillar, Inc.	7.300%	5/1/31	425	468
	Caterpillar, Inc.	7.375%	3/1/97	325	321
	Cooper Industries, Inc.	5.250%	11/15/12	225	241
	CRH America Inc.	5.625%	9/30/11	225	221
	CRH America Inc.	6.950%	3/15/12	350	353

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	CRH America Inc.	5.300%	10/15/13	200	182
	CRH America Inc.	6.000%	9/30/16	475	414
	CRH America Inc.	6.400%	10/15/33	150	111
	Danaher Corp.	5.625%	1/15/18	150	157
	Deere & Co.	6.950%	4/25/14	150	170
	Deere & Co.	8.100%	5/15/30	500	605
	Deere & Co.	7.125%	3/3/31	300	315
	Dover Corp.	5.450%	3/15/18	350	358
	Dover Corp.	6.600%	3/15/38	200	226
	Eaton Corp.	5.600%	5/15/18	125	121
	Embraer Overseas Ltd.	6.375%	1/24/17	125	118
	Emerson Electric Co.	7.125%	8/15/10	375	399
	Emerson Electric Co.	4.500%	5/1/13	175	181
	Emerson Electric Co.	5.250%	10/15/18	400	417
	Emerson Electric Co.	4.875%	10/15/19	375	380
	General Dynamics Corp.	4.500%	8/15/10	125	130
	General Dynamics Corp.	4.250%	5/15/13	750	777
	General Electric Co.	5.000%	2/1/13	1,325	1,378
	General Electric Co.	5.250%	12/6/17	880	867
	Goodrich Corp.	6.125%	3/1/19	550	558
	Goodrich Corp.	6.800%	7/1/36	80	76
	Harsco Corp.	5.750%	5/15/18	325	319
	Honeywell International, Inc.	6.125%	11/1/11	150	164
	Honeywell International, Inc.	5.625%	8/1/12	300	327
	Honeywell International, Inc.	4.250%	3/1/13	125	129
	Honeywell International, Inc.	3.875%	2/15/14	425	433
	Honeywell International, Inc.	5.300%	3/1/18	50	52
	Honeywell International, Inc.	5.000%	2/15/19	325	331
	Honeywell International, Inc.	5.700%	3/15/36	50	51
4	Illinois Tool Works, Inc.	5.150%	4/1/14	375	395
4	Illinois Tool Works, Inc.	6.250%	4/1/19	225	244
	Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	200	201
	Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	250	276
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	200	201
	John Deere Capital Corp	4.950%	12/17/12	50	52
	John Deere Capital Corp.	5.400%	10/17/11	625	668
	John Deere Capital Corp.	5.350%	1/17/12	200	209
	John Deere Capital Corp.	5.250%	10/1/12	550	581
	John Deere Capital Corp.	4.900%	9/9/13	150	156
	John Deere Capital Corp.	5.500%	4/13/17	50	52
	Joy Global, Inc.	6.000%	11/15/16	100	93
	Lafarge SA	6.150%	7/15/11	50	51
	Lafarge SA	6.500%	7/15/16	400	358
	Lafarge SA	7.125%	7/15/36	325	247
	Lockheed Martin Corp.	7.650%	5/1/16	625	720
	Lockheed Martin Corp.	6.150%	9/1/36	325	346
	Martin Marietta Materials, Inc	6.600%	4/15/18	375	353
	Northrop Grumman Systems Corp.	7.125%	2/15/11	125	135
	Northrop Grumman Systems Corp.	7.750%	3/1/16	125	144
	Northrop Grumman Systems Corp.	7.750%	2/15/31	100	124
	Parker-Hannifin Corp.	5.500%	5/15/18	100	103
	Parker-Hannifin Corp.	6.250%	5/15/38	100	102
	Raytheon Co.	4.850%	1/15/11	325	339
	Raytheon Co.	5.500%	11/15/12	325	354
	Raytheon Co.	7.200%	8/15/27	225	251
	Republic Services, Inc.	6.750%	8/15/11	150	155

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	Republic Services, Inc.	6.086%	3/15/35	150	115
	Rockwell Automation, Inc.	5.650%	12/1/17	125	130
	Rockwell Automation, Inc.	6.700%	1/15/28	75	80
	Rockwell Automation, Inc.	6.250%	12/1/37	325	340
	Rockwell Collins, Inc.	5.250%	7/15/19	50	51
	Roper Industries Inc.	6.625%	8/15/13	600	611
4	Smiths Group Inc.	6.050%	5/15/14	150	144
4	Smiths Group Inc.	7.200%	5/15/19	125	117
	Textron, Inc.	6.500%	6/1/12	425	414
	Tyco International Group SA	6.750%	2/15/11	1,200	1,250
	Tyco International Group SA	7.000%	12/15/19	500	490
	United Technologies Corp.	7.125%	11/15/10	100	107
	United Technologies Corp.	6.350%	3/1/11	450	483
	United Technologies Corp.	6.100%	5/15/12	125	134
	United Technologies Corp.	4.875%	5/1/15	125	134
	United Technologies Corp.	5.375%	12/15/17	300	323
	United Technologies Corp.	8.875%	11/15/19	375	514
	United Technologies Corp.	7.500%	9/15/29	150	179
	United Technologies Corp.	5.400%	5/1/35	225	220
	USA Waste Services, Inc.	7.000%	7/15/28	80	75
	Vulcan Materials Co.	6.300%	6/15/13	150	155
	Vulcan Materials Co.	7.000%	6/15/18	300	290
	Waste Management, Inc.	7.375%	8/1/10	75	79
	Waste Management, Inc.	6.375%	11/15/12	100	107
	Waste Management, Inc.	6.375%	3/11/15	150	157
	Waste Management, Inc.	7.375%	3/11/19	125	135

	Communication (2.3%)
	America Movil SA de C.V.	5.500%	3/1/14	100	102
	America Movil SA de C.V.	5.750%	1/15/15	650	656
	America Movil SA de C.V.	6.375%	3/1/35	300	283
	America Movil SA de C.V.	6.125%	11/15/37	325	294
	AT&T Inc.	5.300%	11/15/10	300	312
	AT&T Inc.	6.250%	3/15/11	175	186
	AT&T Inc.	5.875%	2/1/12	385	412
	AT&T Inc.	5.875%	8/15/12	615	660
	AT&T Inc.	4.950%	1/15/13	460	479
	AT&T Inc.	4.850%	2/15/14	675	702
	AT&T Inc.	5.100%	9/15/14	1,710	1,782
	AT&T Inc.	5.625%	6/15/16	520	537
	AT&T Inc.	5.800%	2/15/19	950	968
	AT&T Inc.	8.000%	11/15/31	1,475	1,701
	AT&T Inc.	6.450%	6/15/34	425	432
	AT&T Inc.	6.500%	9/1/37	1,400	1,369
	AT&T Inc.	6.300%	1/15/38	500	486
	AT&T Inc.	6.400%	5/15/38	325	318
	AT&T Inc.	6.550%	2/15/39	575	573
	AT&T Wireless	7.875%	3/1/11	615	664
	AT&T Wireless	8.125%	5/1/12	325	364
	AT&T Wireless	8.750%	3/1/31	440	550
	BellSouth Capital Funding Corp.	7.875%	2/15/30	300	316
	BellSouth Corp.	5.200%	9/15/14	25	26
	BellSouth Corp.	5.200%	12/15/16	225	229
	BellSouth Corp.	6.875%	10/15/31	200	205
	BellSouth Corp.	6.550%	6/15/34	225	219
	BellSouth Corp.	6.000%	11/15/34	230	219

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value¥
	Coupon	Date	($000)	($000)
BellSouth Telecommunications Inc.	6.375%	6/1/28	735	716
British Telecommunications PLC	9.125%	12/15/10	640	680
British Telecommunications PLC	5.150%	1/15/13	290	289
British Telecommunications PLC	5.950%	1/15/18	325	293
British Telecommunications PLC	9.625%	12/15/30	875	966
CBS Corp.	6.625%	5/15/11	570	578
CBS Corp.	5.625%	8/15/12	210	207
CBS Corp.	7.875%	7/30/30	255	203
CBS Corp.	5.500%	5/15/33	75	50
CenturyTel Enterprises	6.875%	1/15/28	75	64
CenturyTel, Inc.	7.875%	8/15/12	100	105
Cingular Wireless LLC	6.500%	12/15/11	950	1,018
Cingular Wireless LLC	7.125%	12/15/31	645	679
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	40	45
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	75	88
Comcast Cable Communications Inc. LLC	8.875%	5/1/17	275	324
Comcast Cable Communications, Inc.	6.750%	1/30/11	1,550	1,637
Comcast Corp.	5.500%	3/15/11	315	329
Comcast Corp.	5.300%	1/15/14	675	696
Comcast Corp.	6.500%	1/15/15	110	117
Comcast Corp.	5.900%	3/15/16	125	128
Comcast Corp.	6.500%	1/15/17	100	105
Comcast Corp.	6.300%	11/15/17	50	52
Comcast Corp.	5.700%	5/15/18	325	324
Comcast Corp.	5.700%	7/1/19	450	447
Comcast Corp.	6.500%	11/15/35	2,825	2,817
Comcast Corp.	6.400%	5/15/38	75	74
Comcast Corp.	6.550%	7/1/39	475	474
Cox Communications, Inc.	7.125%	10/1/12	200	213
Cox Communications, Inc.	5.450%	12/15/14	585	584
Deutsche Telekom International Finance	5.750%	3/23/16	370	382
Deutsche Telekom International Finance	8.750%	6/15/30	950	1,117
Embarq Corp.	7.082%	6/1/16	1,175	1,144
Embarq Corp.	7.995%	6/1/36	100	86
France Telecom	7.750%	3/1/11	1,075	1,162
France Telecom	4.375%	7/8/14	75	75
France Telecom	8.500%	3/1/31	675	871
Grupo Televisa SA	6.625%	3/18/25	275	248
GTE Corp.	8.750%	11/1/21	75	86
Koninklijke KPN NV	8.000%	10/1/10	655	687
Koninklijke KPN NV	8.375%	10/1/30	225	257
McGraw-Hill Cos. Inc.	5.375%	11/15/12	325	338
McGraw-Hill Cos. Inc.	5.900%	11/15/17	350	332
New England Telephone & Telegraph Co.	7.875%	11/15/29	810	835
News America Holdings, Inc.	8.000%	10/17/16	365	390
News America Holdings, Inc.	8.150%	10/17/36	75	79
News America Inc.	6.200%	12/15/34	1,125	957
News America Inc.	6.400%	12/15/35	1,475	1,286
Omnicom Group Inc.	5.900%	4/15/16	25	25
Qwest Communications International Inc.	7.875%	9/1/11	325	323
Qwest Communications International Inc.	8.875%	3/15/12	325	325
Qwest Communications International Inc.	7.500%	10/1/14	300	285
Qwest Communications International Inc.	6.500%	6/1/17	225	198
R.R. Donnelley & Sons Co.	5.625%	1/15/12	125	120
R.R. Donnelley & Sons Co.	4.950%	4/1/14	50	44
R.R. Donnelley & Sons Co.	5.500%	5/15/15	75	64

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value¥
	Coupon	Date	($000)	($000)
Reed Elsevier Capital	4.625%	6/15/12	50	48
Reed Elsevier Capital	7.750%	1/15/14	225	241
Reed Elsevier Capital	8.625%	1/15/19	225	256
Rogers Communications Inc.	6.375%	3/1/14	1,400	1,501
Rogers Communications Inc.	5.500%	3/15/14	400	414
Rogers Communications Inc.	6.800%	8/15/18	475	509
TCI Communications, Inc.	8.750%	8/1/15	300	348
TCI Communications, Inc.	7.875%	2/15/26	155	170
Tele-Communications, Inc.	7.875%	8/1/13	125	138
Telecom Italia Capital	7.175%	6/18/19	125	128
Telecom Italia Capital S.A.	6.200%	7/18/11	765	795
Telecom Italia Capital S.A.	5.250%	11/15/13	220	217
Telecom Italia Capital S.A.	6.175%	6/18/14	50	51
Telecom Italia Capital S.A.	4.950%	9/30/14	110	106
Telecom Italia Capital S.A.	5.250%	10/1/15	150	145
Telecom Italia Capital S.A.	6.375%	11/15/33	1,285	1,147
Telecom Italia Capital S.A.	6.000%	9/30/34	25	21
Telecom Italia Capital S.A.	7.200%	7/18/36	305	297
Telecom Italia Capital S.A.	7.721%	6/4/38	45	46
Telefonica Emisiones SAU	5.984%	6/20/11	400	422
Telefonica Emisiones SAU	4.949%	1/15/15	575	587
Telefonica Emisiones SAU	6.421%	6/20/16	950	1,015
Telefonica Emisiones SAU	5.877%	7/15/19	325	335
Telefonica Emisiones SAU	7.045%	6/20/36	505	562
Telefonica Europe BV	7.750%	9/15/10	625	659
Telefonica Europe BV	8.250%	9/15/30	175	219
Telefonos de Mexico SA	5.500%	1/27/15	1,275	1,272
Telus Corp.	8.000%	6/1/11	500	536
Thomson Reuters Corp.	6.200%	1/5/12	200	207
Thomson Reuters Corp.	5.950%	7/15/13	165	168
Thomson Reuters Corp.	5.700%	10/1/14	475	477
Thomson Reuters Corp.	6.500%	7/15/18	50	52
Thomson Reuters Corp.	5.500%	8/15/35	100	79
Time Warner Cable Inc.	5.400%	7/2/12	250	260
Time Warner Cable Inc.	6.200%	7/1/13	775	816
Time Warner Cable Inc.	8.250%	2/14/14	150	168
Time Warner Cable Inc.	7.500%	4/1/14	175	193
Time Warner Cable Inc.	5.850%	5/1/17	300	298
Time Warner Cable Inc.	6.750%	7/1/18	925	961
Time Warner Cable Inc.	8.750%	2/14/19	400	466
Time Warner Cable Inc.	8.250%	4/1/19	225	255
Time Warner Cable Inc.	6.550%	5/1/37	250	237
Time Warner Cable Inc.	6.750%	6/15/39	925	894
Time Warner Entertainment	10.150%	5/1/12	150	165
Time Warner Entertainment	8.875%	10/1/12	300	331
Time Warner Entertainment	8.375%	3/15/23	150	165
Time Warner Entertainment	8.375%	7/15/33	875	973
US Cellular	6.700%	12/15/33	150	146
US West Communications Group	7.500%	6/15/23	300	240
US West Communications Group	6.875%	9/15/33	300	218
Verizon Communications Inc.	5.350%	2/15/11	100	105
Verizon Communications Inc.	4.900%	9/15/15	425	424
Verizon Communications Inc.	5.550%	2/15/16	950	978
Verizon Communications Inc.	8.750%	11/1/18	375	446
Verizon Communications Inc.	6.350%	4/1/19	650	677
Verizon Communications Inc.	5.850%	9/15/35	1,050	978

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	Verizon Communications Inc.	6.400%	2/15/38	480	472
	Verizon Communications Inc.	6.900%	4/15/38	60	63
	Verizon Communications Inc.	8.950%	3/1/39	1,225	1,564
	Verizon Communications Inc.	7.350%	4/1/39	800	870
	Verizon Global Funding Corp.	6.875%	6/15/12	1,500	1,653
	Verizon Global Funding Corp.	7.750%	12/1/30	625	707
	Verizon Maryland, Inc.	5.125%	6/15/33	55	41
	Verizon New England, Inc.	6.500%	9/15/11	325	347
	Verizon New York, Inc.	6.875%	4/1/12	135	143
	Verizon New York, Inc.	7.375%	4/1/32	100	98
	Verizon Pennsylvania, Inc.	5.650%	11/15/11	375	396
	Verizon Virginia, Inc.	4.625%	3/15/13	125	125
4	Verizon Wireless Capital LLC	3.750%	5/20/11	200	204
4	Verizon Wireless Capital LLC	5.250%	2/1/12	550	577
4	Verizon Wireless Capital LLC	7.375%	11/15/13	1,300	1,455
4	Verizon Wireless Capital LLC	5.550%	2/1/14	1,225	1,296
4	Verizon Wireless Capital LLC	8.500%	11/15/18	600	724
	Vodafone Group PLC	5.350%	2/27/12	825	869
	Vodafone Group PLC	5.000%	12/16/13	125	130
	Vodafone Group PLC	5.375%	1/30/15	350	364
	Vodafone Group PLC	5.750%	3/15/16	200	206
	Vodafone Group PLC	5.625%	2/27/17	425	434
	Vodafone Group PLC	7.875%	2/15/30	375	432
	Vodafone Group PLC	6.250%	11/30/32	550	569
	Vodafone Group PLC	6.150%	2/27/37	125	123
	Washington Post Co.	7.250%	2/1/19	150	156
	WPP Finance USA Corp.	5.875%	6/15/14	200	186
	WPP Finance USA Corp.	8.000%	9/15/14	75	76

	Consumer Cyclical (1.0%)
	Best Buy Co.	6.750%	7/15/13	200	207
	Costco Wholesale Corp.	5.500%	3/15/17	850	909
	CVS Caremark Corp.	5.750%	8/15/11	350	372
	CVS Caremark Corp.	4.875%	9/15/14	100	101
	CVS Caremark Corp.	5.750%	6/1/17	200	201
	CVS Caremark Corp.	6.250%	6/1/27	800	817
2	CVS Caremark Corp.	6.302%	6/1/37	300	223
	Daimler Finanace North America LLC	6.500%	11/15/13	1,075	1,104
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	1,675	1,729
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	500	524
	Darden Restaurants Inc.	5.625%	10/15/12	275	279
	Darden Restaurants Inc.	6.800%	10/15/37	200	170
	Historic TW, Inc.	9.125%	1/15/13	1,000	1,107
	Historic TW, Inc.	9.150%	2/1/23	125	134
	Historic TW, Inc.	6.625%	5/15/29	700	623
	Home Depot Inc.	4.625%	8/15/10	450	460
	Home Depot Inc.	5.250%	12/16/13	525	539
	Home Depot Inc.	5.400%	3/1/16	1,375	1,362
	Johnson Controls, Inc.	5.250%	1/15/11	100	101
	Johnson Controls, Inc.	6.000%	1/15/36	125	87
	Kohl’s Corp.	6.250%	12/15/17	150	154
	Kohl’s Corp.	6.000%	1/15/33	100	89
	Kohl’s Corp.	6.875%	12/15/37	150	149
	Lowe’s Cos., Inc.	5.600%	9/15/12	100	108
	Lowe’s Cos., Inc.	5.400%	10/15/16	425	446
	Lowe’s Cos., Inc.	6.100%	9/15/17	200	216

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value¥
	Coupon	Date	($000)	($000)
Lowe’s Cos., Inc.	6.875%	2/15/28	200	217
Lowe’s Cos., Inc.	5.800%	10/15/36	375	366
Marriott International	4.625%	6/15/12	125	124
Marriott International	5.625%	2/15/13	175	172
Marriott International	6.200%	6/15/16	175	164
Marriott International	6.375%	6/15/17	175	165
McDonald’s Corp.	6.000%	4/15/11	200	215
McDonald’s Corp.	5.300%	3/15/17	50	53
McDonald’s Corp.	5.800%	10/15/17	300	328
McDonald’s Corp.	5.350%	3/1/18	400	422
McDonald’s Corp.	5.000%	2/1/19	150	156
McDonald’s Corp.	6.300%	10/15/37	175	189
McDonald’s Corp.	5.700%	2/1/39	200	199
Nordstrom, Inc.	6.250%	1/15/18	75	74
Nordstrom, Inc.	6.950%	3/15/28	75	68
Nordstrom, Inc.	7.000%	1/15/38	125	113
Paccar Inc.	6.875%	2/15/14	200	221
Staples Inc.	7.750%	4/1/11	125	132
Staples Inc.	9.750%	1/15/14	800	896
Target Corp.	7.500%	8/15/10	100	106
Target Corp.	6.350%	1/15/11	125	133
Target Corp.	5.875%	3/1/12	350	378
Target Corp.	5.125%	1/15/13	425	452
Target Corp.	4.000%	6/15/13	160	162
Target Corp.	6.000%	1/15/18	425	452
Target Corp.	7.000%	7/15/31	600	615
Target Corp.	6.350%	11/1/32	50	49
Target Corp.	6.500%	10/15/37	75	75
Target Corp.	7.000%	1/15/38	675	716
The Walt Disney Co.	5.700%	7/15/11	550	592
The Walt Disney Co.	6.375%	3/1/12	300	330
The Walt Disney Co.	4.500%	12/15/13	325	339
The Walt Disney Co.	5.625%	9/15/16	600	652
The Walt Disney Co.	5.875%	12/15/17	400	443
Time Warner COS, Inc.	7.570%	2/1/24	40	38
Time Warner COS, Inc.	6.950%	1/15/28	80	74
Time Warner, Inc.	6.750%	4/15/11	350	366
Time Warner, Inc.	6.875%	5/1/12	225	240
Time Warner, Inc.	7.625%	4/15/31	610	591
Time Warner, Inc.	7.700%	5/1/32	770	752
TJX Companies, Inc.	6.950%	4/15/19	200	225
Toll Brothers Finance Corp.	5.950%	9/15/13	200	188
Toll Brothers Finance Corp.	5.150%	5/15/15	125	111
Toyota Motor Credit Corp.	4.350%	12/15/10	225	233
Toyota Motor Credit Corp.	5.450%	5/18/11	125	132
VF Corp.	5.950%	11/1/17	200	200
VF Corp.	6.450%	11/1/37	150	140
Viacom Inc.	5.750%	4/30/11	325	334
Viacom Inc.	6.250%	4/30/16	100	98
Viacom Inc.	6.125%	10/5/17	550	533
Wal-Mart Stores, Inc.	4.125%	7/1/10	225	231
Wal-Mart Stores, Inc.	4.750%	8/15/10	300	312
Wal-Mart Stores, Inc.	4.550%	5/1/13	1,100	1,158
Wal-Mart Stores, Inc.	7.250%	6/1/13	300	346
Wal-Mart Stores, Inc.	3.200%	5/15/14	275	274
Wal-Mart Stores, Inc.	4.500%	7/1/15	1,600	1,623

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value¥
	Coupon	Date	($000)	($000)
Wal-Mart Stores, Inc.	5.375%	4/5/17	100	106
Wal-Mart Stores, Inc.	5.800%	2/15/18	175	191
Wal-Mart Stores, Inc.	5.875%	4/5/27	1,075	1,114
Wal-Mart Stores, Inc.	7.550%	2/15/30	375	473
Wal-Mart Stores, Inc.	5.250%	9/1/35	150	143
Wal-Mart Stores, Inc.	6.500%	8/15/37	550	614
Wal-Mart Stores, Inc.	6.200%	4/15/38	45	49
Walgreen Co.	4.875%	8/1/13	325	343
Walgreen Co.	5.250%	1/15/19	625	652
Western Union Co.	5.400%	11/17/11	100	104
Western Union Co.	6.500%	2/26/14	625	670
Western Union Co.	5.930%	10/1/16	225	227
Western Union Co.	6.200%	11/17/36	150	137
Yum! Brands, Inc.	8.875%	4/15/11	150	164
Yum! Brands, Inc.	7.700%	7/1/12	100	107
Yum! Brands, Inc.	6.875%	11/15/37	650	654

Consumer Noncyclical (2.5%)
Abbott Laboratories	3.750%	3/15/11	300	310
Abbott Laboratories	5.600%	5/15/11	50	54
Abbott Laboratories	5.150%	11/30/12	250	271
Abbott Laboratories	4.350%	3/15/14	425	442
Abbott Laboratories	5.875%	5/15/16	450	488
Abbott Laboratories	5.600%	11/30/17	750	809
Abbott Laboratories	5.125%	4/1/19	825	850
Abbott Laboratories	6.000%	4/1/39	100	106
Allergan Inc.	5.750%	4/1/16	50	49
Altria Group, Inc.	8.500%	11/10/13	1,150	1,313
Altria Group, Inc.	9.700%	11/10/18	1,050	1,201
Altria Group, Inc.	9.250%	8/6/19	675	759
Altria Group, Inc.	9.950%	11/10/38	300	348
Altria Group, Inc.	10.200%	2/6/39	775	915
AmerisourceBergen Corp.	5.625%	9/15/12	100	103
AmerisourceBergen Corp.	5.875%	9/15/15	955	924
Amgen Inc.	4.850%	11/18/14	325	344
Amgen Inc.	5.850%	6/1/17	975	1,045
Amgen Inc.	5.700%	2/1/19	300	319
Amgen Inc.	6.375%	6/1/37	300	321
Amgen Inc.	6.400%	2/1/39	215	228
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	300	315
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	200	185
Anheuser-Busch Cos., Inc.	5.750%	4/1/36	575	447
Archer-Daniels-Midland Co.	5.450%	3/15/18	500	529
Archer-Daniels-Midland Co.	7.000%	2/1/31	200	220
Archer-Daniels-Midland Co.	5.935%	10/1/32	600	582
Archer-Daniels-Midland Co.	5.375%	9/15/35	150	141
Archer-Daniels-Midland Co.	6.450%	1/15/38	150	162
AstraZeneca PLC	5.400%	9/15/12	300	325
AstraZeneca PLC	5.400%	6/1/14	525	570
AstraZeneca PLC	5.900%	9/15/17	650	696
AstraZeneca PLC	6.450%	9/15/37	950	1,050
Baxter Finco, BV	4.750%	10/15/10	375	389
Baxter International, Inc.	5.900%	9/1/16	275	295
Baxter International, Inc.	6.250%	12/1/37	150	163
Becton, Dickinson & Co.	5.000%	5/15/19	50	51
Biogen Idec Inc.	6.000%	3/1/13	525	536

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value¥
	Coupon	Date	($000)	($000)
Biogen Idec Inc.	6.875%	3/1/18	775	795
Bottling Group LLC	4.625%	11/15/12	1,025	1,093
Bottling Group LLC	5.000%	11/15/13	125	135
Bottling Group LLC	6.950%	3/15/14	675	774
Bottling Group LLC	5.500%	4/1/16	225	235
Bristol-Myers Squibb Co.	5.250%	8/15/13	425	456
Bristol-Myers Squibb Co.	5.450%	5/1/18	125	132
Bristol-Myers Squibb Co.	5.875%	11/15/36	600	638
Bristol-Myers Squibb Co.	6.875%	8/1/97	75	75
Bunge Ltd. Finance Corp.	5.100%	7/15/15	100	91
Bunge Ltd. Finance Corp.	8.500%	6/15/19	125	131
C.R. Bard, Inc.	6.700%	12/1/26	325	324
Campbell Soup Co.	6.750%	2/15/11	575	620
Cardinal Health, Inc.	5.650%	6/15/12	100	103
Cardinal Health, Inc.	5.800%	10/15/16	225	217
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	400	460
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	295	337
Clorox Co.	4.200%	1/15/10	25	25
Clorox Co.	5.450%	10/15/12	225	238
Coca-Cola Co.	5.350%	11/15/17	550	593
Coca-Cola Co.	4.875%	3/15/19	550	567
Coca-Cola Enterprises Inc.	5.000%	8/15/13	425	447
Coca-Cola Enterprises Inc.	7.375%	3/3/14	125	143
Coca-Cola Enterprises Inc.	4.250%	3/1/15	375	381
Coca-Cola Enterprises Inc.	8.500%	2/1/22	225	294
Coca-Cola Enterprises Inc.	7.000%	10/1/26	550	611
Coca-Cola Enterprises Inc.	6.950%	11/15/26	225	248
Coca-Cola Enterprises Inc.	6.750%	9/15/28	100	107
ConAgra Foods, Inc.	7.875%	9/15/10	52	55
ConAgra Foods, Inc.	7.125%	10/1/26	200	196
ConAgra Foods, Inc.	7.000%	10/1/28	50	48
ConAgra Foods, Inc.	8.250%	9/15/30	100	108
Covidien International	6.000%	10/15/17	500	533
Covidien International	6.550%	10/15/37	325	358
Delhaize America Inc.	5.875%	2/1/14	250	256
Diageo Capital PLC	5.200%	1/30/13	150	157
Diageo Capital PLC	7.375%	1/15/14	900	1,025
Diageo Capital PLC	5.750%	10/23/17	475	503
Diageo Finance BV	5.300%	10/28/15	50	51
Dr. Pepper Snapple Group	6.120%	5/1/13	75	79
Dr. Pepper Snapple Group	6.820%	5/1/18	225	239
Dr. Pepper Snapple Group	7.450%	5/1/38	50	53
Eli Lilly & Co.	3.550%	3/6/12	425	441
Eli Lilly & Co.	6.000%	3/15/12	400	440
Eli Lilly & Co.	5.500%	3/15/27	500	502
Express Scripts Inc.	6.250%	6/15/14	275	291
Express Scripts Inc.	7.250%	6/15/19	100	111
Express Scripts, Inc.	5.250%	6/15/12	250	258
Fortune Brands Inc.	5.125%	1/15/11	500	502
Fortune Brands Inc.	6.375%	6/15/14	200	199
Fortune Brands Inc.	5.875%	1/15/36	100	77
Genentech Inc.	4.400%	7/15/10	75	77
Genentech Inc.	4.750%	7/15/15	225	235
Genentech Inc.	5.250%	7/15/35	100	95
General Mills, Inc.	6.000%	2/15/12	1,508	1,622
General Mills, Inc.	5.650%	9/10/12	25	27

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value¥
	Coupon	Date	($000)	($000)
General Mills, Inc.	5.250%	8/15/13	500	524
General Mills, Inc.	5.200%	3/17/15	135	143
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	1,025	1,075
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	400	409
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	650	686
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,125	1,211
Grand Metropolitan Investment Corp.	9.000%	8/15/11	775	870
H.J. Heinz Finance Co.	6.625%	7/15/11	475	505
H.J. Heinz Finance Co.	6.750%	3/15/32	375	378
Hasbro Inc.	6.300%	9/15/17	425	416
Hershey Foods Corp.	5.450%	9/1/16	50	51
Hospira, Inc.	5.900%	6/15/14	50	50
Hospira, Inc.	6.400%	5/15/15	75	77
Johnson & Johnson	5.550%	8/15/17	550	600
Johnson & Johnson	5.150%	7/15/18	100	107
Johnson & Johnson	6.950%	9/1/29	50	59
Johnson & Johnson	4.950%	5/15/33	200	189
Johnson & Johnson	5.950%	8/15/37	500	538
Johnson & Johnson	5.850%	7/15/38	475	512
Kellogg Co.	6.600%	4/1/11	1,225	1,317
Kellogg Co.	4.250%	3/6/13	175	180
Kimberly-Clark Corp.	5.625%	2/15/12	275	294
Kimberly-Clark Corp.	4.875%	8/15/15	375	390
Kimberly-Clark Corp.	6.125%	8/1/17	125	137
Kraft Foods, Inc.	4.125%	11/12/09	300	303
Kraft Foods, Inc.	5.625%	11/1/11	875	929
Kraft Foods, Inc.	6.250%	6/1/12	50	54
Kraft Foods, Inc.	6.750%	2/19/14	150	166
Kraft Foods, Inc.	6.500%	8/11/17	400	424
Kraft Foods, Inc.	6.500%	11/1/31	925	886
Kraft Foods, Inc.	7.000%	8/11/37	875	928
Kraft Foods, Inc.	6.875%	2/1/38	125	133
Kraft Foods, Inc.	6.875%	1/26/39	325	345
Kroger Co.	6.800%	4/1/11	550	585
Kroger Co.	6.200%	6/15/12	225	241
Kroger Co.	6.400%	8/15/17	10	11
Kroger Co.	6.800%	12/15/18	425	463
Kroger Co.	6.150%	1/15/20	370	379
Kroger Co.	7.700%	6/1/29	625	684
Kroger Co.	8.000%	9/15/29	500	564
Laboratory Corp. of America	5.625%	12/15/15	150	140
Lorillard Tobacco Co.	8.125%	6/23/19	525	541
McKesson Corp.	7.750%	2/1/12	200	219
McKesson Corp.	5.250%	3/1/13	625	641
Medco Health Solutions	7.250%	8/15/13	625	667
Medtronic Inc.	4.750%	9/15/15	575	609
Merck & Co.	1.875%	6/30/11	400	402
Merck & Co.	4.375%	2/15/13	150	157
Merck & Co.	4.750%	3/1/15	425	452
Merck & Co.	4.000%	6/30/15	300	305
Merck & Co.	5.000%	6/30/19	250	253
Merck & Co.	6.400%	3/1/28	550	572
Merck & Co.	5.950%	12/1/28	100	101
Merck & Co.	5.850%	6/30/39	250	255
Molson Coors Capital Finance	4.850%	9/22/10	150	152
Novartis Capital Corp.	4.125%	2/10/14	1,150	1,184

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	Novartis Securities Investment Ltd.	5.125%	2/10/19	850	865
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	200	234
	PepsiAmericas Inc.	5.750%	7/31/12	225	241
	PepsiAmericas Inc.	4.375%	2/15/14	50	50
	PepsiAmericas Inc.	5.000%	5/15/17	250	238
	PepsiCo, Inc.	5.150%	5/15/12	200	216
	PepsiCo, Inc.	4.650%	2/15/13	125	132
	PepsiCo, Inc.	3.750%	3/1/14	650	664
	PepsiCo, Inc.	5.000%	6/1/18	400	414
	PepsiCo, Inc.	7.900%	11/1/18	775	952
	Pfizer, Inc.	4.450%	3/15/12	1,450	1,525
	Pfizer, Inc.	5.350%	3/15/15	950	1,025
	Pfizer, Inc.	6.200%	3/15/19	1,325	1,449
	Pfizer, Inc.	7.200%	3/15/39	675	800
	Pharmacia Corp.	6.600%	12/1/28	325	364
	Philip Morris International Inc	5.650%	5/16/18	230	239
	Philip Morris International Inc.	4.875%	5/16/13	650	681
	Philip Morris International Inc.	6.875%	3/17/14	600	672
	Philip Morris International Inc.	6.375%	5/16/38	505	540
	Philips Electronics NV	4.625%	3/11/13	200	205
	Philips Electronics NV	5.750%	3/11/18	475	479
	Philips Electronics NV	6.875%	3/11/38	100	107
	Procter & Gamble Co.	4.950%	8/15/14	425	457
	Procter & Gamble Co.	3.500%	2/15/15	300	303
	Procter & Gamble Co.	4.700%	2/15/19	225	226
	Procter & Gamble Co.	6.450%	1/15/26	1,000	1,087
	Procter & Gamble Co.	5.800%	8/15/34	225	239
2	Procter & Gamble Co. ESOP	9.360%	1/1/21	418	529
	Quest Diagnostic, Inc.	6.400%	7/1/17	65	65
	Quest Diagnostic, Inc.	6.950%	7/1/37	470	474
	Reynolds American, Inc.	6.500%	7/15/10	150	152
	Reynolds American, Inc.	7.250%	6/1/12	500	515
	Reynolds American, Inc.	7.250%	6/15/37	365	301
	Safeway, Inc.	4.950%	8/16/10	300	308
	Safeway, Inc.	6.500%	3/1/11	1,150	1,221
	Safeway, Inc.	5.800%	8/15/12	100	107
	Safeway, Inc.	6.350%	8/15/17	100	105
	Safeway, Inc.	7.250%	2/1/31	400	446
	Schering-Plough Corp.	5.550%	12/1/13	225	242
	Schering-Plough Corp.	6.750%	12/1/33	340	374
	Sysco Corp.	4.200%	2/12/13	50	51
	Sysco Corp.	5.250%	2/12/18	850	879
	Sysco Corp.	5.375%	9/21/35	225	213
	Teva Pharmaceutical Finance LLC	5.550%	2/1/16	325	335
	Unilever Capital Corp.	7.125%	11/1/10	775	828
	Unilever Capital Corp.	3.650%	2/15/14	275	280
	Unilever Capital Corp.	4.800%	2/15/19	125	126
	UST, Inc.	5.750%	3/1/18	225	210
	Whirlpool Corp.	5.500%	3/1/13	800	765
	Wyeth	6.950%	3/15/11	275	298
	Wyeth	5.500%	2/15/16	75	78
	Wyeth	6.450%	2/1/24	75	81
	Wyeth	6.500%	2/1/34	775	859
	Wyeth	6.000%	2/15/36	175	182
	Wyeth	5.950%	4/1/37	1,050	1,098

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value¥
	Coupon	Date	($000)	($000)
Energy (1.2%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	175	189
Amerada Hess Corp.	6.650%	8/15/11	125	133
Amerada Hess Corp.	7.875%	10/1/29	670	727
Anadarko Finance Co.	6.750%	5/1/11	550	577
Anadarko Finance Co.	7.500%	5/1/31	10	10
Anadarko Petroleum Corp.	5.750%	6/15/14	100	102
Anadarko Petroleum Corp.	7.950%	6/15/39	125	130
Apache Corp.	6.250%	4/15/12	350	379
Apache Corp.	5.250%	4/15/13	100	105
Apache Corp.	6.000%	9/15/13	225	245
Apache Corp.	5.625%	1/15/17	50	52
Apache Corp.	6.900%	9/15/18	525	601
Apache Corp.	6.000%	1/15/37	150	158
Apache Finance Canada Corp.	7.750%	12/15/29	50	60
Baker Hughes, Inc.	6.875%	1/15/29	75	79
BJ Services Co.	6.000%	6/1/18	50	48
BP Capital Markets PLC	5.250%	11/7/13	750	806
BP Capital Markets PLC	3.625%	5/8/14	900	905
BP Capital Markets PLC	4.750%	3/10/19	1,050	1,053
Burlington Resources, Inc.	6.680%	2/15/11	325	347
Burlington Resources, Inc.	6.500%	12/1/11	425	466
Burlington Resources, Inc.	7.200%	8/15/31	100	104
Burlington Resources, Inc.	7.400%	12/1/31	650	705
Canadian Natural Resources	5.150%	2/1/13	50	51
Canadian Natural Resources	4.900%	12/1/14	325	327
Canadian Natural Resources	7.200%	1/15/32	575	628
Canadian Natural Resources	6.450%	6/30/33	425	426
Canadian Natural Resources	6.500%	2/15/37	300	303
Canadian Natural Resources	6.250%	3/15/38	150	150
Canadian Natural Resources	6.750%	2/1/39	25	26
Chevron Corp.	3.450%	3/3/12	425	438
Chevron Corp.	3.950%	3/3/14	500	515
Chevron Corp.	4.950%	3/3/19	625	648
Conoco Funding Co.	6.350%	10/15/11	550	599
Conoco Funding Co.	7.250%	10/15/31	75	82
Conoco, Inc.	6.950%	4/15/29	25	27
ConocoPhillips	4.750%	2/1/14	300	312
ConocoPhillips	5.750%	2/1/19	1,000	1,051
ConocoPhillips	6.000%	1/15/20	75	80
ConocoPhillips	6.500%	2/1/39	600	635
ConocoPhillips Canada Funding Co I	5.300%	4/15/12	675	721
ConocoPhillips Canada Funding Co I	5.950%	10/15/36	425	431
Devon Energy Corp.	5.625%	1/15/14	500	529
Devon Energy Corp.	7.950%	4/15/32	75	89
Devon Financing Corp.	6.875%	9/30/11	600	653
Devon Financing Corp.	7.875%	9/30/31	400	472
Diamond Offshore Drilling	4.875%	7/1/15	25	24
Diamond Offshore Drilling	5.875%	5/1/19	225	228
EnCana Corp.	4.750%	10/15/13	75	76
EnCana Corp.	7.200%	11/1/31	200	222
EnCana Corp.	6.500%	8/15/34	550	558
EnCana Corp.	6.625%	8/15/37	625	645
EnCana Holdings Finance Corp.	5.800%	5/1/14	325	344
EOG Resources Inc.	6.125%	10/1/13	350	380
Halliburton Co.	5.500%	10/15/10	225	236

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	Halliburton Co.	6.150%	9/15/19	150	163
	Halliburton Co.	6.700%	9/15/38	600	647
	Halliburton Co.	7.450%	9/15/39	650	758
	Hess Corp.	8.125%	2/15/19	600	679
	Husky Energy Inc.	6.250%	6/15/12	75	76
	Husky Energy Inc.	5.900%	6/15/14	325	339
	Husky Energy Inc.	6.800%	9/15/37	300	303
	Kerr McGee Corp.	6.875%	9/15/11	375	394
	Kerr McGee Corp.	6.950%	7/1/24	585	545
	Kerr McGee Corp.	7.875%	9/15/31	350	348
	Lasmo Inc.	7.300%	11/15/27	55	63
	Marathon Oil Corp.	6.125%	3/15/12	200	211
	Marathon Oil Corp.	6.000%	7/1/12	225	237
	Marathon Oil Corp.	6.600%	10/1/37	145	140
	Nabors Industries Inc.	6.150%	2/15/18	100	95
4	Nabors Industries Inc.	9.250%	1/15/19	600	685
	Nexen, Inc.	5.050%	11/20/13	150	147
	Nexen, Inc.	5.650%	5/15/17	225	216
	Nexen, Inc.	7.875%	3/15/32	100	105
	Noble Energy, Inc.	8.000%	4/1/27	275	289
	Norsk Hydro	7.250%	9/23/27	675	786
	Norsk Hydro	7.150%	1/15/29	125	139
	Occidental Petroleum	4.250%	3/15/10	425	436
	Occidental Petroleum	6.750%	1/15/12	150	164
	Ocean Energy, Inc.	7.250%	10/1/11	50	55
	PC Financial Partnership	5.000%	11/15/14	450	437
	Petro-Canada	4.000%	7/15/13	100	97
	Petro-Canada	6.050%	5/15/18	425	425
	Petro-Canada	7.875%	6/15/26	150	162
	Petro-Canada	7.000%	11/15/28	125	124
	Petro-Canada	5.350%	7/15/33	125	101
	Petro-Canada	5.950%	5/15/35	150	131
	Questar Market Resources	6.050%	9/1/16	150	136
	Shell International Finance BV	5.625%	6/27/11	275	295
	Shell International Finance BV	4.950%	3/22/12	200	215
	Shell International Finance BV	4.000%	3/21/14	625	641
	Shell International Finance BV	5.200%	3/22/17	175	178
	Shell International Finance BV	6.375%	12/15/38	550	597
	Statoilhydro ASA	3.875%	4/15/14	75	76
	Statoilhydro ASA	5.250%	4/15/19	75	77
	Suncor Energy, Inc.	6.100%	6/1/18	200	201
	Suncor Energy, Inc.	5.950%	12/1/34	100	88
	Suncor Energy, Inc.	6.850%	6/1/39	700	684
	Sunoco, Inc.	4.875%	10/15/14	50	47
	Sunoco, Inc.	5.750%	1/15/17	150	141
	Talisman Energy, Inc.	5.125%	5/15/15	50	46
	Talisman Energy, Inc.	5.850%	2/1/37	650	551
	Tosco Corp.	8.125%	2/15/30	675	767
	Transocean Inc.	5.250%	3/15/13	125	130
	Transocean Inc.	6.000%	3/15/18	375	385
	Transocean Inc.	7.500%	4/15/31	200	220
	Transocean Inc.	6.800%	3/15/38	160	169
	Valero Energy Corp.	6.875%	4/15/12	375	397
	Valero Energy Corp.	9.375%	3/15/19	400	456
	Valero Energy Corp.	7.500%	4/15/32	475	454
	Valero Energy Corp.	6.625%	6/15/37	675	567

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value¥
	Coupon	Date	($000)	($000)
Weatherford International Inc.	5.500%	2/15/16	40	39
Weatherford International Inc.	6.350%	6/15/17	350	348
Weatherford International Inc.	9.625%	3/1/19	375	439
Weatherford International Inc.	6.500%	8/1/36	425	382
Weatherford International Inc.	6.800%	6/15/37	100	94
XTO Energy, Inc.	5.900%	8/1/12	200	213
XTO Energy, Inc.	6.250%	4/15/13	225	240
XTO Energy, Inc.	5.750%	12/15/13	725	765
XTO Energy, Inc.	4.900%	2/1/14	375	382
XTO Energy, Inc.	5.000%	1/31/15	50	51
XTO Energy, Inc.	5.300%	6/30/15	100	102
XTO Energy, Inc.	6.250%	8/1/17	750	795
XTO Energy, Inc.	6.500%	12/15/18	300	322
XTO Energy, Inc.	6.100%	4/1/36	50	48

Other Industrial (0.0%)
Cintas Corp.	6.125%	12/1/17	200	183

Technology (0.7%)
Agilent Technologies Inc.	6.500%	11/1/17	575	496
Analog Devices Inc.	5.000%	7/1/14	250	251
Avnet Inc.	6.625%	9/15/16	235	219
BMC Software Inc.	7.250%	6/1/18	150	152
Cisco Systems Inc.	5.250%	2/22/11	1,250	1,324
Cisco Systems Inc.	5.500%	2/22/16	600	637
Cisco Systems Inc.	4.950%	2/15/19	325	325
Cisco Systems Inc.	5.900%	2/15/39	950	934
Corning Inc.	6.625%	5/15/19	50	51
Dell Inc.	4.700%	4/15/13	350	362
Dell Inc.	5.650%	4/15/18	200	202
Dell Inc.	5.875%	6/15/19	125	128
Dell Inc.	6.500%	4/15/38	250	240
Electronic Data Systems	7.125%	10/15/09	190	193
Electronic Data Systems	6.000%	8/1/13	325	352
Equifax Inc.	6.300%	7/1/17	100	99
Equifax Inc.	7.000%	7/1/37	125	120
Fiserv, Inc.	6.125%	11/20/12	325	338
Fiserv, Inc.	6.800%	11/20/17	450	454
Harris Corp.	5.000%	10/1/15	225	221
Hewlett-Packard Co.	2.250%	5/27/11	125	126
Hewlett-Packard Co.	4.250%	2/24/12	325	339
Hewlett-Packard Co.	4.500%	3/1/13	325	339
Hewlett-Packard Co.	6.125%	3/1/14	600	661
Hewlett-Packard Co.	4.750%	6/2/14	500	522
Hewlett-Packard Co.	5.400%	3/1/17	425	442
Hewlett-Packard Co.	5.500%	3/1/18	975	1,018
IBM International Group Capital	5.050%	10/22/12	325	349
International Business Machines Corp.	4.950%	3/22/11	150	159
International Business Machines Corp.	7.500%	6/15/13	325	367
International Business Machines Corp.	5.700%	9/14/17	2,325	2,469
International Business Machines Corp.	7.000%	10/30/25	200	220
International Business Machines Corp.	6.220%	8/1/27	500	525
International Business Machines Corp.	5.875%	11/29/32	100	101
International Business Machines Corp.	8.000%	10/15/38	500	648
International Business Machines Corp.	7.125%	12/1/96	50	53
International Game Technology	7.500%	6/15/19	100	100

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	Intuit Inc.	5.400%	3/15/12	200	203
	Intuit Inc.	5.750%	3/15/17	100	95
	Lexmark International Inc.	5.900%	6/1/13	125	120
	Lexmark International Inc.	6.650%	6/1/18	325	283
	Microsoft Corp.	2.950%	6/1/14	400	398
	Microsoft Corp.	4.200%	6/1/19	50	49
	Microsoft Corp.	5.200%	6/1/39	450	435
	Motorola, Inc.	7.625%	11/15/10	101	103
	Motorola, Inc.	5.375%	11/15/12	225	210
	Motorola, Inc.	7.500%	5/15/25	50	39
	Motorola, Inc.	6.500%	9/1/25	25	18
	Motorola, Inc.	6.500%	11/15/28	100	71
	Motorola, Inc.	6.625%	11/15/37	250	174
	Nokia Corp.	5.375%	5/15/19	225	226
	Nokia Corp.	6.625%	5/15/39	175	183
	Oracle Corp.	5.000%	1/15/11	500	524
	Oracle Corp.	4.950%	4/15/13	1,750	1,840
	Oracle Corp.	5.250%	1/15/16	500	519
	Oracle Corp.	5.750%	4/15/18	425	450
	Oracle Corp.	5.000%	7/8/19	350	349
	Oracle Corp.	6.125%	7/8/39	450	447
	Pitney Bowes, Inc.	3.875%	6/15/13	225	228
	Pitney Bowes, Inc.	4.750%	1/15/16	1,200	1,205
	Science Applications International Corp.	6.250%	7/1/12	50	51
	Science Applications International Corp.	5.500%	7/1/33	50	42
	Xerox Capital Trust I	8.000%	2/1/27	225	171
	Xerox Corp.	7.125%	6/15/10	425	440
	Xerox Corp.	6.875%	8/15/11	125	129
	Xerox Corp.	5.500%	5/15/12	290	289
	Xerox Corp.	7.625%	6/15/13	125	126
	Xerox Corp.	8.250%	5/15/14	400	415
	Xerox Corp.	6.400%	3/15/16	295	273
	Xerox Corp.	6.750%	2/1/17	200	183

	Transportation (0.4%)
2	American Airlines, Inc.	10.375%	7/2/19	150	151
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	225	242
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	1,025	1,043
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	225	240
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	325	329
	Canadian National Railway Co.	6.375%	10/15/11	200	217
	Canadian National Railway Co.	4.400%	3/15/13	125	126
	Canadian National Railway Co.	5.850%	11/15/17	50	53
	Canadian National Railway Co.	6.800%	7/15/18	525	588
	Canadian National Railway Co.	6.250%	8/1/34	125	132
	Canadian National Railway Co.	6.200%	6/1/36	275	289
	Canadian Pacific Railway Co.	7.125%	10/15/31	75	70
	Canadian Pacific Railway Co.	5.950%	5/15/37	100	79
	CNF, Inc.	6.700%	5/1/34	225	144
	Continental Airlines, Inc.	6.563%	2/15/12	225	204
2	Continental Airlines, Inc.	6.648%	9/15/17	684	575
2	Continental Airlines, Inc.	5.983%	4/19/22	105	89
	CSX Corp.	6.750%	3/15/11	525	550
	CSX Corp.	6.300%	3/15/12	200	209
	CSX Corp.	5.600%	5/1/17	50	49
	CSX Corp.	7.900%	5/1/17	125	139

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	CSX Corp.	7.375%	2/1/19	1,250	1,362
	CSX Corp.	6.150%	5/1/37	225	201
	Delta Air Lines, Inc.	7.111%	9/18/11	225	212
2	Delta Air Lines, Inc.	6.821%	8/10/22	489	413
	Norfolk Southern Corp.	6.750%	2/15/11	875	922
4	Norfolk Southern Corp.	5.750%	1/15/16	300	307
	Norfolk Southern Corp.	7.700%	5/15/17	125	141
	Norfolk Southern Corp.	9.750%	6/15/20	283	379
	Norfolk Southern Corp.	7.050%	5/1/37	30	33
	Norfolk Southern Corp.	7.900%	5/15/97	150	154
	Ryder System Inc.	5.950%	5/2/11	150	150
	Ryder System Inc.	5.850%	3/1/14	150	143
	Ryder System Inc.	7.200%	9/1/15	225	216
	Ryder System Inc.	5.850%	11/1/16	50	43
	Southwest Airlines Co.	6.500%	3/1/12	475	493
	Southwest Airlines Co.	5.750%	12/15/16	200	183
	Southwest Airlines Co.	5.125%	3/1/17	50	43
2	Southwest Airlines Co. 2007-1
	Pass Through Trust	6.150%	8/1/22	349	329
	Union Pacific Corp.	6.125%	1/15/12	50	53
	Union Pacific Corp.	6.500%	4/15/12	125	133
	Union Pacific Corp.	5.450%	1/31/13	550	568
	Union Pacific Corp.	5.375%	5/1/14	325	333
	Union Pacific Corp.	5.750%	11/15/17	200	202
	Union Pacific Corp.	5.700%	8/15/18	225	226
	Union Pacific Corp.	6.625%	2/1/29	250	250
2	Union Pacific Railroad Co. 2007-3
	Pass Through Trust	6.176%	1/2/31	121	123
	United Parcel Service of America	3.875%	4/1/14	300	310
	United Parcel Service of America	5.500%	1/15/18	150	160
	United Parcel Service of America	5.125%	4/1/19	225	236
	United Parcel Service of America	6.200%	1/15/38	300	324
					344,081
Utilities (2.0%)
	Electric (1.4%)
	AEP Texas Central Co.	6.650%	2/15/33	150	148
	Alabama Power Co.	5.500%	10/15/17	375	396
	Alabama Power Co.	6.000%	3/1/39	25	26
	American Water Capital Corp.	6.593%	10/15/37	375	330
	Arizona Public Service Co.	4.650%	5/15/15	150	143
	Baltimore Gas & Electric Co.	5.900%	10/1/16	225	226
	Baltimore Gas & Electric Co.	6.350%	10/1/36	100	97
	Carolina Power & Light Co.	6.500%	7/15/12	650	708
	Carolina Power & Light Co.	5.125%	9/15/13	325	346
	CenterPoint Energy Houston	5.700%	3/15/13	450	452
	CenterPoint Energy Houston	7.000%	3/1/14	225	244
	CenterPoint Energy Inc.	6.500%	5/1/18	70	62
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	100	101
	Cleveland Electric Illumination Co.	7.880%	11/1/17	75	85
	Columbus Southern Power	5.850%	10/1/35	225	201
	Commonwealth Edison Co.	6.150%	3/15/12	150	159
	Commonwealth Edison Co.	5.950%	8/15/16	500	518
	Commonwealth Edison Co.	6.150%	9/15/17	700	728
	Commonwealth Edison Co.	5.800%	3/15/18	150	153
	Connecticut Light & Power Co.	6.350%	6/1/36	600	643
	Consolidated Edison Co. of New York	4.875%	2/1/13	75	78

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	Consolidated Edison Co. of New York	5.375%	12/15/15	125	130
	Consolidated Edison Co. of New York	5.500%	9/15/16	650	680
	Consolidated Edison Co. of New York	6.650%	4/1/19	200	222
	Consolidated Edison Co. of New York	5.300%	3/1/35	25	23
	Consolidated Edison Co. of New York	5.850%	3/15/36	125	128
	Consolidated Edison Co. of New York	6.200%	6/15/36	175	188
	Consolidated Edison Co. of New York	6.300%	8/15/37	400	423
	Constellation Energy Group, Inc.	6.125%	9/1/09	125	125
	Constellation Energy Group, Inc.	7.000%	4/1/12	25	26
	Constellation Energy Group, Inc.	4.550%	6/15/15	625	544
	Constellation Energy Group, Inc.	7.600%	4/1/32	150	135
	Consumers Energy Co.	5.000%	2/15/12	150	154
	Consumers Energy Co.	5.375%	4/15/13	75	76
	Consumers Energy Co.	5.500%	8/15/16	300	302
	Detroit Edison Co.	6.125%	10/1/10	125	130
	Detroit Edison Co.	5.700%	10/1/37	150	145
	Dominion Resources, Inc.	4.750%	12/15/10	300	311
	Dominion Resources, Inc.	6.250%	6/30/12	110	118
	Dominion Resources, Inc.	5.700%	9/17/12	80	85
	Dominion Resources, Inc.	6.000%	11/30/17	475	492
	Dominion Resources, Inc.	6.400%	6/15/18	290	310
	Dominion Resources, Inc.	6.300%	3/15/33	50	50
	Dominion Resources, Inc.	5.250%	8/1/33	75	72
	Dominion Resources, Inc.	5.950%	6/15/35	225	220
2	Dominion Resources, Inc.	6.300%	9/30/66	150	101
	DTE Energy Co.	7.050%	6/1/11	75	79
	Duke Energy Carolinas LLC	6.100%	6/1/37	600	625
	Duke Energy Carolinas LLC	6.000%	1/15/38	50	53
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	27
	Duke Energy Corp.	6.250%	1/15/12	525	565
	Duke Energy Corp.	6.450%	10/15/32	400	445
	Duke Energy Indiana Inc.	6.350%	8/15/38	375	409
	El Paso Electric Co.	6.000%	5/15/35	50	38
	Energy East Corp.	6.750%	6/15/12	225	244
	Energy East Corp.	6.750%	7/15/36	325	328
	Entergy Gulf States, Inc.	6.000%	5/1/18	475	476
	Entergy Louisiana LLC	6.500%	9/1/18	100	102
	Exelon Corp.	4.900%	6/15/15	225	212
	Exelon Corp.	5.625%	6/15/35	20	17
	FirstEnergy Corp.	6.450%	11/15/11	1,190	1,247
	FirstEnergy Corp.	7.375%	11/15/31	30	29
	Florida Power & Light Co.	5.550%	11/1/17	100	108
	Florida Power & Light Co.	5.950%	10/1/33	175	186
	Florida Power & Light Co.	5.625%	4/1/34	325	336
	Florida Power & Light Co.	4.950%	6/1/35	75	70
	Florida Power & Light Co.	5.650%	2/1/37	300	308
	Florida Power & Light Co.	5.850%	5/1/37	225	234
	Florida Power Corp.	4.800%	3/1/13	325	340
	Florida Power Corp.	5.650%	6/15/18	225	241
	Florida Power Corp.	6.350%	9/15/37	150	168
	FPL Group Capital, Inc.	5.625%	9/1/11	100	107
	FPL Group Capital, Inc.	5.350%	6/15/13	300	318
2	FPL Group Capital, Inc.	6.350%	10/1/66	100	80
2	FPL Group Capital, Inc.	6.650%	6/15/67	275	219
	Illinois Power Co.	6.125%	11/15/17	150	142
	Indiana Michigan Power Co.	7.000%	3/15/19	350	377

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	Indiana Michigan Power Co.	6.050%	3/15/37	1,000	946
2	Integrys Energy Group	6.110%	12/1/66	350	227
	Jersey Central Power & Light	5.625%	5/1/16	200	198
	Jersey Central Power & Light	5.650%	6/1/17	200	199
	Kansas City Power & Light	6.050%	11/15/35	75	66
	MidAmerican Energy Co.	5.650%	7/15/12	150	162
	MidAmerican Energy Co.	5.950%	7/15/17	475	504
	MidAmerican Energy Co.	6.750%	12/30/31	325	369
	MidAmerican Energy Co.	5.750%	11/1/35	125	120
	MidAmerican Energy Holdings Co.	5.875%	10/1/12	400	424
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	75	78
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,400	1,391
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	425	418
	National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	1,425	1,554
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	225	235
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	550	550
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	300	303
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	100	112
	Nevada Power Co.	7.125%	3/15/19	500	538
	NiSource Finance Corp.	5.400%	7/15/14	75	71
	NiSource Finance Corp.	5.250%	9/15/17	225	194
	NiSource Finance Corp.	5.450%	9/15/20	250	210
	Northern States Power Co.	5.250%	3/1/18	75	78
	Northern States Power Co.	6.250%	6/1/36	50	54
	NStar Electric Co.	4.875%	4/15/14	75	79
	NStar Electric Co.	5.625%	11/15/17	450	482
	Ohio Edison	6.400%	7/15/16	200	204
	Ohio Power Co.	5.750%	9/1/13	100	102
	Ohio Power Co.	6.000%	6/1/16	150	153
	Oncor Electric Delivery Co.	6.375%	5/1/12	300	317
	Oncor Electric Delivery Co.	6.375%	1/15/15	485	504
	Oncor Electric Delivery Co.	7.000%	5/1/32	425	451
	Oncor Electric Delivery Co.	7.250%	1/15/33	155	167
	Pacific Gas & Electric Co.	4.200%	3/1/11	100	103
	Pacific Gas & Electric Co.	4.800%	3/1/14	600	630
	Pacific Gas & Electric Co.	5.625%	11/30/17	125	133
	Pacific Gas & Electric Co.	8.250%	10/15/18	175	216
	Pacific Gas & Electric Co.	6.050%	3/1/34	1,295	1,356
	Pacific Gas & Electric Co.	5.800%	3/1/37	325	328
	PacifiCorp	6.900%	11/15/11	225	251
	PacifiCorp	7.700%	11/15/31	100	123
	PacifiCorp	5.250%	6/15/35	50	47
	PECO Energy Co.	5.350%	3/1/18	100	102
	Pennsylvania Electric Co.	6.050%	9/1/17	100	98
	Pepco Holdings, Inc.	6.450%	8/15/12	350	364
	Pepco Holdings, Inc.	7.450%	8/15/32	75	70
	PPL Electric Utilities Corp.	6.250%	5/15/39	525	557
	PPL Energy Supply LLC	6.400%	11/1/11	600	628
	PPL Energy Supply LLC	6.300%	7/15/13	100	105
	PPL Energy Supply LLC	6.200%	5/15/16	226	222
	Progress Energy, Inc.	7.100%	3/1/11	630	671

Progress Energy, Inc.	6.050%	3/15/14	300	320
Progress Energy, Inc.	5.625%	1/15/16	225	231
Progress Energy, Inc.	7.050%	3/15/19	75	83
Progress Energy, Inc.	7.750%	3/1/31	150	176
Progress Energy, Inc.	7.000%	10/30/31	25	27

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	PSE&G Power LLC	7.750%	4/15/11	375	401
	PSE&G Power LLC	6.950%	6/1/12	475	521
	PSE&G Power LLC	5.000%	4/1/14	175	178
	PSE&G Power LLC	5.500%	12/1/15	200	198
	PSE&G Power LLC	8.625%	4/15/31	50	59
	PSI Energy Inc.	5.000%	9/15/13	225	233
	Public Service Co. of Colorado	7.875%	10/1/12	825	955
	Public Service Co. of Colorado	5.500%	4/1/14	100	108
	Public Service Co. of Colorado	5.125%	6/1/19	125	128
	Public Service Co. of Colorado	6.250%	9/1/37	50	55
	Public Service Co. of Oklahoma	6.625%	11/15/37	300	284
	Puget Sound Energy Inc.	5.483%	6/1/35	50	40
	Puget Sound Energy Inc.	6.274%	3/15/37	300	266
	SCANA Corp.	6.875%	5/15/11	600	626
	Sierra Pacific Power Co.	6.000%	5/15/16	150	151
	Sierra Pacific Power Co.	6.750%	7/1/37	300	309
	South Carolina Electric & Gas Co.	6.500%	11/1/18	100	113
	South Carolina Electric & Gas Co.	6.050%	1/15/38	50	55
	Southern California Edison Co.	5.000%	1/15/14	500	526
	Southern California Edison Co.	4.650%	4/1/15	25	26
	Southern California Edison Co.	5.000%	1/15/16	50	51
	Southern California Edison Co.	6.650%	4/1/29	100	107
	Southern California Edison Co.	5.750%	4/1/35	100	105
	Southern California Edison Co.	5.350%	7/15/35	100	99
	Southern California Edison Co.	5.625%	2/1/36	50	51
	Southern California Edison Co.	5.550%	1/15/37	600	611
	Southern California Edison Co.	6.050%	3/15/39	100	107
	Southern Co.	5.300%	1/15/12	600	631
	Southern Co.	4.150%	5/15/14	300	302
	Southern Power Co.	6.250%	7/15/12	75	81
	Southern Power Co.	4.875%	7/15/15	325	314
	Tampa Electric Co.	6.550%	5/15/36	175	165
	Toledo Edison Co.	6.150%	5/15/37	125	119
	TransAlta Corp.	6.650%	5/15/18	100	96
	Union Electric Co.	5.400%	2/1/16	125	120
	Virginia Electric & Power Co.	5.100%	11/30/12	225	238
	Virginia Electric & Power Co.	5.400%	1/15/16	425	441
	Virginia Electric & Power Co.	5.000%	6/30/19	800	805
	Virginia Electric & Power Co.	6.000%	5/15/37	250	256
	Virginia Electric & Power Co.	6.350%	11/30/37	100	107
	Wisconsin Electric Power Co.	6.000%	4/1/14	575	630
	Wisconsin Electric Power Co.	5.625%	5/15/33	75	73
	Wisconsin Energy Corp.	6.500%	4/1/11	175	186
2	Wisconsin Energy Corp.	6.250%	5/15/67	775	580
	Wisconsin Power & Light Co.	6.375%	8/15/37	250	230
	Xcel Energy, Inc.	5.613%	4/1/17	56	56
	Xcel Energy, Inc.	6.500%	7/1/36	200	207

	Natural Gas (0.6%)
	AGL Capital Corp.	7.125%	1/14/11	125	131
	Atmos Energy Corp.	4.950%	10/15/14	200	197
	Atmos Energy Corp.	8.500%	3/15/19	100	116
	Boardwalk Pipelines LLC	5.500%	2/1/17	50	46
	CenterPoint Energy Resources	7.875%	4/1/13	325	346
	CenterPoint Energy Resources	6.150%	5/1/16	300	282
	Consolidated Natural Gas Co.	6.250%	11/1/11	600	643

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	Duke Energy Field Services	7.875%	8/16/10	100	104
	Duke Energy Field Services	8.125%	8/16/30	100	99
	El Paso Natural Gas Co.	5.950%	4/15/17	125	120
	Enbridge Energy Partners	9.875%	3/1/19	600	718
	Energy Transfer Partners LP	5.650%	8/1/12	600	616
	Energy Transfer Partners LP	8.500%	4/15/14	50	57
	Energy Transfer Partners LP	5.950%	2/1/15	75	75
	Energy Transfer Partners LP	6.125%	2/15/17	125	124
	Energy Transfer Partners LP	9.000%	4/15/19	675	765
	Energy Transfer Partners LP	6.625%	10/15/36	225	213
	Enterprise Products Operating LP	4.950%	6/1/10	300	304
	Enterprise Products Operating LP	4.600%	8/1/12	250	251
	Enterprise Products Operating LP	9.750%	1/31/14	500	575
	Enterprise Products Operating LP	5.600%	10/15/14	375	383
	Enterprise Products Operating LP	6.300%	9/15/17	325	327
	Enterprise Products Operating LP	6.875%	3/1/33	50	52
	EQT Corp.	8.125%	6/1/19	325	347
	KeySpan Corp.	7.625%	11/15/10	50	53
	KeySpan Corp.	8.000%	11/15/30	50	54
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	100	105
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	250	268
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	420	440
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	235	235
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	200	200
	Kinder Morgan Energy Partners LP	5.625%	2/15/15	300	307
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	110	108
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	125	122
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	350	359
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	200	193
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	85
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	90	82
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	25	24
	Magellan Midstream Partners, LP	5.650%	10/15/16	50	49
	Magellan Midstream Partners, LP	6.550%	7/15/19	125	128
	National Grid PLC	6.300%	8/1/16	300	311
	NuStar Energy LP	7.650%	4/15/18	325	313
	ONEOK Inc.	5.200%	6/15/15	200	188
	ONEOK Inc.	6.000%	6/15/35	100	83
	ONEOK Partners, LP	5.900%	4/1/12	400	423
	ONEOK Partners, LP	6.150%	10/1/16	325	323
	ONEOK Partners, LP	6.650%	10/1/36	1,000	932
	ONEOK Partners, LP	6.850%	10/15/37	300	287
	Panhandle Eastern Pipeline	6.200%	11/1/17	625	604
	Plains All American Pipeline LP	6.500%	5/1/18	75	76
	Plains All American Pipeline LP	8.750%	5/1/19	125	142
	San Diego Gas & Electric	5.300%	11/15/15	100	101
	San Diego Gas & Electric	5.350%	5/15/35	50	49
	San Diego Gas & Electric	6.125%	9/15/37	25	27
	San Diego Gas & Electric	6.000%	6/1/39	50	54
	Southern California Gas Co.	5.750%	11/15/35	150	151
4	Southern Natural Gas	5.900%	4/1/17	880	827
	Spectra Energy Capital LLC	5.500%	3/1/14	150	151
	Spectra Energy Capital LLC	6.750%	2/15/32	75	70
	Teppco Partners, LP	6.650%	4/15/18	225	227
	Texas Gas Transmission	4.600%	6/1/15	425	387
	TransCanada PipeLines Ltd.	4.000%	6/15/13	650	659

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	TransCanada PipeLines Ltd.	6.500%	8/15/18	600	650
	TransCanada PipeLines Ltd.	7.125%	1/15/19	50	56
	TransCanada PipeLines Ltd.	5.600%	3/31/34	550	531
	TransCanada PipeLines Ltd.	5.850%	3/15/36	350	335
	TransCanada PipeLines Ltd.	6.200%	10/15/37	100	102
	TransCanada PipeLines Ltd.	7.625%	1/15/39	50	58
2	TransCanada PipeLines Ltd.	6.350%	5/15/67	225	159
	Williams Cos., Inc.	7.125%	9/1/11	325	332
	Williams Cos., Inc.	7.625%	7/15/19	600	594
	Williams Cos., Inc.	7.500%	1/15/31	303	270
	Williams Cos., Inc.	7.750%	6/15/31	160	143
	Williams Cos., Inc.	8.750%	3/15/32	569	578
					69,361
Total Corporate Bonds (Cost $850,643)					823,507
Sovereign Bonds (U.S. Dollar-Denominated) (3.1%)
	African Development Bank	3.000%	5/27/14	200	196
	Asian Development Bank	4.125%	9/15/10	100	103
	Asian Development Bank	2.125%	3/15/12	300	302
	Asian Development Bank	3.625%	9/5/13	825	848
	Asian Development Bank	2.750%	5/21/14	800	785
	Asian Development Bank	5.593%	7/16/18	750	818
	Canada Mortgage & Housing Corp.	4.800%	10/1/10	25	26
	China Development Bank Corp.	4.750%	10/8/14	225	231
	China Development Bank Corp.	5.000%	10/15/15	75	77
	Corp. Andina de Fomento	5.200%	5/21/13	150	151
	Corp. Andina de Fomento	5.750%	1/12/17	625	593
	Corp. Andina de Fomento	8.125%	6/4/19	200	215
	Development Bank of Japan	4.250%	6/9/15	75	76
	Eksportfinans	5.500%	5/25/16	350	353
	Eksportfinans	5.500%	6/26/17	375	373
	European Investment Bank	4.625%	9/15/10	875	912
	European Investment Bank	3.250%	2/15/11	1,475	1,514
	European Investment Bank	5.250%	6/15/11	1,950	2,086
	European Investment Bank	3.125%	7/15/11	950	982
	European Investment Bank	2.000%	2/10/12	2,600	2,597
	European Investment Bank	2.875%	3/15/13	600	597
	European Investment Bank	3.250%	5/15/13	1,225	1,234
	European Investment Bank	4.250%	7/15/13	2,525	2,640
	European Investment Bank	4.625%	5/15/14	1,325	1,405
	European Investment Bank	3.125%	6/4/14	1,525	1,515
	European Investment Bank	4.875%	2/16/16	225	237
	European Investment Bank	5.125%	9/13/16	125	134
	European Investment Bank	4.875%	1/17/17	775	813
	European Investment Bank	5.125%	5/30/17	1,325	1,416
	Export Development Canada	2.375%	3/19/12	675	680
	Export Development Canada	3.125%	4/24/14	225	224
	Export-Import Bank of Korea	5.125%	2/14/11	625	634
	Export-Import Bank of Korea	5.500%	10/17/12	725	744
	Export-Import Bank of Korea	8.125%	1/21/14	50	54
	Export-Import Bank of Korea	5.125%	3/16/15	175	163
	Federation of Malaysia	7.500%	7/15/11	900	985
	Federative Republic of Brazil	9.250%	10/22/10	225	246
	Federative Republic of Brazil	11.000%	1/11/12	275	326
	Federative Republic of Brazil	7.875%	3/7/15	425	473
	Federative Republic of Brazil	6.000%	1/17/17	875	899

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
2	Federative Republic of Brazil	8.000%	1/15/18	1,450	1,613
	Federative Republic of Brazil	5.875%	1/15/19	725	733
	Federative Republic of Brazil	8.875%	10/14/19	700	847
	Federative Republic of Brazil	8.875%	4/15/24	300	370
	Federative Republic of Brazil	8.750%	2/4/25	725	884
	Federative Republic of Brazil	10.125%	5/15/27	800	1,088
	Federative Republic of Brazil	8.250%	1/20/34	225	268
	Federative Republic of Brazil	7.125%	1/20/37	775	841
	Federative Republic of Brazil	11.000%	8/17/40	1,675	2,152
	Financement Quebec	5.000%	10/25/12	225	235
	Hydro Quebec	6.300%	5/11/11	550	583
	Hydro Quebec	7.500%	4/1/16	575	647
	Hydro Quebec	8.050%	7/7/24	600	716
	Inter-American Development Bank	8.500%	3/15/11	225	245
	Inter-American Development Bank	1.500%	6/23/11	150	150
	Inter-American Development Bank	4.750%	10/19/12	675	723
	Inter-American Development Bank	3.000%	4/22/14	350	344
	Inter-American Development Bank	4.250%	9/14/15	50	51
	Inter-American Development Bank	4.250%	9/10/18	1,475	1,450
	Inter-American Development Bank	7.000%	6/15/25	325	374
	International Bank for
	Reconstruction & Development	3.125%	11/15/11	225	232
	International Bank for
	Reconstruction & Development	2.000%	4/2/12	3,200	3,177
	International Bank for
	Reconstruction & Development	8.875%	3/1/26	200	286
	International Finance Corp.	3.000%	4/22/14	350	349
	Japan Bank International	4.750%	5/25/11	100	103
	Japan Bank International	4.375%	11/26/12	425	430
	Japan Bank International	4.250%	6/18/13	400	410
	Japan Finance Corp.	4.625%	4/21/15	250	256
	Japan Finance Organization for Munis.	5.875%	3/14/11	675	721
	Japan Finance Organization for Munis.	5.000%	5/16/17	50	52
	Korea Development Bank	4.625%	9/16/10	275	277
	Korea Development Bank	5.300%	1/17/13	425	418
	Korea Development Bank	5.750%	9/10/13	550	557
	Korea Development Bank	8.000%	1/23/14	400	433
	Korea Electric Power Corp.	7.750%	4/1/13	600	632
	Kreditanstalt fur Wiederaufbau	3.125%	11/15/10	1,600	1,642
	Kreditanstalt fur Wiederaufbau	4.625%	1/20/11	225	236
	Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	300	310
	Kreditanstalt fur Wiederaufbau	1.875%	3/15/11	300	303
	Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	1,425	1,489
	Kreditanstalt fur Wiederaufbau	3.250%	10/14/11	875	907
	Kreditanstalt fur Wiederaufbau	2.000%	1/17/12	600	604
	Kreditanstalt fur Wiederaufbau	2.250%	4/16/12	1,075	1,085
	Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	775	832
	Kreditanstalt fur Wiederaufbau	3.250%	3/15/13	3,325	3,368
	Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	625	638
	Kreditanstalt fur Wiederaufbau	4.000%	10/15/13	950	991
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	125	132
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	1,165	1,238
	Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	600	615
	Kreditanstalt fur Wiederaufbau	4.875%	6/17/19	575	607
	Landeskreditbank
	Baden-Wuerttemberg-Foerderbank	4.250%	9/15/10	100	102

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value¥
		Coupon	Date	($000)	($000)
	Landwirtschaftliche Rentenbank	5.250%	7/2/12	600	629
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	1,175	1,164
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	125	132
	Mass Transit Railway Corp.	7.500%	11/8/10	300	320
	Oesterreichische Kontrollbank	2.875%	3/15/11	200	203
	Oesterreichische Kontrollbank	3.125%	10/14/11	2,225	2,277
	Oesterreichische Kontrollbank	1.875%	3/21/12	475	460
	Oesterreichische Kontrollbank	4.500%	3/9/15	125	127
	Oesterreichische Kontrollbank	5.000%	4/25/17	325	329
	Ontario Electricity Financial Corp.	7.450%	3/31/13	300	338
	Pemex Project Funding Master Trust	9.125%	10/13/10	40	43
	Pemex Project Funding Master Trust	5.750%	3/1/18	1,400	1,289
	Pemex Project Funding Master Trust	6.625%	6/15/35	1,231	1,111
	Pemex Project Funding Master Trust	6.625%	6/15/38	350	297
	People’s Republic of China	4.750%	10/29/13	150	158
	Petrobras International Finance Co.	6.125%	10/6/16	1,013	1,040
	Petrobras International Finance Co.	5.875%	3/1/18	100	98
	Petrobras International Finance Co.	8.375%	12/10/18	250	284
	Petrobras International Finance Co.	7.875%	3/15/19	225	243
4	Petroleos Mexicanos	8.000%	5/3/19	125	133
	Province of Manitoba	4.900%	12/6/16	950	964
	Province of Nova Scotia	5.750%	2/27/12	100	105
	Province of Ontario	3.125%	9/8/10	775	790
	Province of Ontario	2.750%	2/22/11	1,075	1,082
	Province of Ontario	3.375%	5/20/11	900	917
	Province of Ontario	5.000%	10/18/11	225	237
	Province of Ontario	4.100%	6/16/14	400	408
	Province of Ontario	4.750%	1/19/16	400	400
	Province of Ontario	5.450%	4/27/16	1,050	1,089
	Province of Quebec	6.125%	1/22/11	375	395
	Province of Quebec	4.875%	5/5/14	300	314
	Province of Quebec	4.600%	5/26/15	125	129
	Province of Quebec	5.125%	11/14/16	1,075	1,095
	Province of Quebec	4.625%	5/14/18	225	222
	Province of Quebec	7.500%	9/15/29	750	898
	Province of Saskatchewan	7.375%	7/15/13	100	115
	Region of Lombardy, Italy	5.804%	10/25/32	325	318
	Republic of Chile	7.125%	1/11/12	350	389
	Republic of Chile	5.500%	1/15/13	125	134
	Republic of Italy	6.000%	2/22/11	1,225	1,272
	Republic of Italy	3.500%	7/15/11	475	483
	Republic of Italy	5.625%	6/15/12	450	483
	Republic of Italy	4.750%	1/25/16	1,875	1,867
	Republic of Italy	5.250%	9/20/16	775	781
	Republic of Italy	6.875%	9/27/23	1,350	1,514
	Republic of Italy	5.375%	6/15/33	275	256
	Republic of Korea	4.250%	6/1/13	675	663
	Republic of Korea	5.750%	4/16/14	500	512
	Republic of Korea	7.125%	4/16/19	325	350
	Republic of Korea	5.625%	11/3/25	100	85
	Republic of Peru	9.875%	2/6/15	475	577
	Republic of Peru	7.125%	3/30/19	1,325	1,411
	Republic of Peru	7.350%	7/21/25	200	212
2	Republic of Peru	6.550%	3/14/37	300	288
	Republic of Poland	6.250%	7/3/12	600	637
	Republic of Poland	5.250%	1/15/14	425	435

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value¥
	Coupon	Date	($000)	($000)
Republic of South Africa	7.375%	4/25/12	425	455
Republic of South Africa	6.875%	5/27/19	650	668
Republic of South Africa	5.875%	5/30/22	175	162
State of Israel	4.625%	6/15/13	100	104
State of Israel	5.500%	11/9/16	675	694
State of Israel	5.125%	3/26/19	900	877
Swedish Export Credit Corp.	4.000%	6/15/10	200	202
Swedish Export Credit Corp.	4.500%	9/27/10	350	363
Swedish Export Credit Corp.	5.125%	3/1/17	175	176
United Mexican States	8.375%	1/14/11	300	330
United Mexican States	7.500%	1/14/12	103	113
United Mexican States	6.375%	1/16/13	2,066	2,223
United Mexican States	5.875%	2/17/14	275	288
United Mexican States	6.625%	3/3/15	347	374
United Mexican States	11.375%	9/15/16	50	68
United Mexican States	5.625%	1/15/17	1,150	1,161
United Mexican States	5.950%	3/19/19	400	404
United Mexican States	8.300%	8/15/31	500	590
United Mexican States	6.750%	9/27/34	2,052	2,059
Total Sovereign Bonds (Cost $109,535)				110,216
Taxable Municipal Bonds (0.3%)
California GO	5.250%	4/1/14	225	220
California GO	7.500%	4/1/34	1,275	1,172
California GO	5.650%	4/1/39	225	223
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	325	344
Connecticut GO	5.850%	3/15/32	425	432
Dartmouth College	4.750%	6/1/19	50	50
Illinois (Taxable Pension) GO	4.950%	6/1/23	1,350	1,302
Illinois (Taxable Pension) GO	5.100%	6/1/33	2,400	2,137
John Hopkins Univ.	5.250%	7/1/19	425	427
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/34	300	276
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	500	546
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	10	10
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	140	138
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	675	800
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	150	178
Oregon (Taxable Pension) GO	5.762%	6/1/23	100	103
Oregon (Taxable Pension) GO	5.892%	6/1/27	200	192
Oregon School Board Assn.	4.759%	6/30/28	125	102
Oregon School Board Assn.	5.528%	6/30/28	50	47
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	175	180
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	250	259
Stanford Univ.	3.625%	5/1/14	550	555
Stanford Univ.	4.250%	5/1/16	150	151
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	285	182
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	100	104
Wisconsin Public Service Rev.	4.800%	5/1/13	125	130
Wisconsin Public Service Rev.	5.700%	5/1/26	125	119
Total Taxable Municipal Bonds (Cost $10,776)				10,379

Institutional Total Bond Market Index Fund

			Market
			Value¥
	Coupon	Shares	($000)
Temporary Cash Investment (4.7%)
Money Market Fund (4.7%)
6 Vanguard Market Liquidity Fund
(Cost $164,791)	0.395%	164,791,000	164,791
Total Investments (103.3%) (Cost $3,597,708)			3,622,066
Other Assets and Liabilities (-3.3%)
Other Assets			83,718
Liabilities			(198,095)
			(114,377)
Net Assets (100%)
Applicable to 68,692,008 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			3,507,689
Net Asset Value Per Share			$51.06

At June 30, 2009, net assets consisted of:
			Amount
			($000)
Paid-in Capital			3,496,842
Undistributed Net Investment Income			-
Accumulated Net Realized Losses			(13,511)
Unrealized Appreciation (Depreciation)			24,358
Net Assets			3,507,689

¥ See Note A in Notes to Financial Statements.

1  The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

2  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3  Adjustable-rate security.

4  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities was $15,577,000, representing 0.4% of net assets.

5  Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.

6  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO-General Obligation Bond.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Bond Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Interest[1]	128,590
Total Income	128,590
Expenses
The Vanguard Group-Note B
Management and Administrative	1,455
Total Expenses	1,455
Net Investment Income	127,135
Realized Net Gain (Loss)
Investment Securities Sold	27,452
Swap Contracts	1,751
Realized Net Gain (Loss)	29,203
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(55,401)
Net Increase (Decrease) in Net Assets Resulting from Operations	100,937
1 Interest income from an affiliated company of the fund was $352,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Bond Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	127,135	372,841
Realized Net Gain (Loss)	29,203	13,983
Change in Unrealized Appreciation (Depreciation)	(55,401)	(18,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	100,937	368,607
Distributions
Net Investment Income	(134,384)	(351,110)
Realized Capital Gain[1]	(21,216)	-
Total Distributions	(155,600)	(351,110)
Capital Share Transactions
Issued	1,523,552	3,315,056
Issued in Lieu of Cash Distributions	125,420	322,797
Redeemed	(5,523,792)	(3,816,520)
Net Increase (Decrease) from Capital Share Transactions	(3,874,820)	(178,667)
Total Increase (Decrease)	(3,929,483)	(161,170)
Net Assets
Beginning of Period	7,437,172	7,598,342
End of Period[2]	3,507,689	7,437,172

1  Includes fiscal 2009 short-term gain distributions totaling $21,216,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2  Net Assets-End of Period includes undistributed net investment income of $0 and $5,025,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Bond Market Index Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$51.33	$51.19	$50.32	$50.79	$51.79	$51.80
Investment Operations
Net Investment Income	1.166	2.508	2.596	2.540	2.263	2.104
Net Realized and Unrealized Gain (Loss)
on Investments	(.120)	(.008)	.830	(.429)	(1.007)	.106
Total from Investment Operations	1.046	2.500	3.426	2.111	1.256	2.210
Distributions
Dividends from Net Investment Income	(1.166)	(2.360)	(2.556)	(2.581)	(2.256)	(2.193)
Distributions from Realized Capital Gains	(.150)	-	-	-	-	(.027)
Total Distributions	(1.316)	(2.360)	(2.556)	(2.581)	(2.256)	(2.220)
Net Asset Value, End of Period	$51.06	$51.33	$51.19	$50.32	$50.79	$51.79

Total Return	2.08%	5.05%	7.01%	4.30%	2.47%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,508	$7,437	$7,598	$4,826	$2,861	$1,170
Ratio of Total Expenses to
Average Net Assets	0.05%[1]	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	4.53%[1]	4.88%	5.17%	5.08%	4.47%	4.08%
Portfolio Turnover Rate[2]	108%[1]	88%	62%	63%	68%	88%

1  Annualized.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $100 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Swap Contracts: The fund is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counter-party may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

Institutional Total Bond Market Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005-2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1-Quoted prices in active markets for identical securities.

Level 2-Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3-Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	-	2,513,173	-
Corporate Bonds	-	823,507	-
Sovereign Bonds	-	110,216	-
Taxable Municipal Bonds	-	10,379	-
Temporary Cash Investments	164,791	-	-
Total	164,791	3,457,275	-

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Institutional Total Bond Market Index Fund

During the six months ended June 30, 2009, the fund realized $39,508,000 of net capital gains resulting from in-kind redemptions-in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains of $1,751,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s U.S. Treasury Inflation-Indexed securities experienced deflation adjustments that reduced interest income and the cost of investments for financial statement purposes by an amount greater than the reduction of taxable income; the additional income reduction will be deferred for tax purposes until it is used to offset future inflation adjustments that increase taxable income. The difference becomes permanent if the securities are sold. During the six months ended June 30, 2009, the fund realized gains of $473,000 that were included in ordinary income for tax purposes as a result of deferred deflation adjustments; accordingly such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

At June 30, 2009, the cost of investment securities for tax purposes was $3,597,708,000. Net unrealized appreciation of investment securities for tax purposes was $24,358,000, consisting of unrealized gains of $82,809,000 on securities that had risen in value since their purchase and $58,451,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2009, the fund purchased $338,287,000 of investment securities and sold $1,517,729,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,906,644,000 and $5,488,527,000, respectively.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008
	Shares	Shares
	(000)	(000)
Issued	29,914	65,984
Issued in Lieu of Cash Distributions	2,472	6,374
Redeemed	(108,585)	(75,914)
Net Increase (Decrease) in Shares Outstanding	(76,199)	(3,556)

G. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Bond Market Index Fund	12/31/2008	6/30/2009	Period
Based on Actual Fund Return	$1,000.00	$1,020.81	$0.25
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.55	0.25

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.05%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Bond Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard-through its Fixed Income Group-serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits“ only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard reflects economies of scale for the benefit of the fund’s shareholders.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996-2008); Chairman of the Financial Accounting Foundation; Governor of the Financial Industry Regulatory Authority (FINRA); Director of United Way of Southeastern Pennsylvania.

F. William McNabb III1

Born 1957. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995-2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of Rohm and Haas Co. (2006-2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer of Johnson & Johnson (1997-2005); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupations During the Past Five Years: President since 2007 and Chief Operating Officer since 2005 of Corning Incorporated (communications equipment); President of Corning Technologies (2001-2005); Director of Corning Incorporated and Dow Corning; Trustee of the Corning Incorporated Foundation and the Corning Museum of Glass; Overseer of the Amos Tuck School of Business Administration at Dartmouth College.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998-2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988-2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997-2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974-1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People
With Hearing Impairment > 800-952-3335

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the	© 2009 The Vanguard Group, Inc.
Public Reference Section, Securities and Exchange	All rights reserved.
Commission, Washington, DC 20549-0102.	Vanguard Marketing Corporation, Distributor.

Q3372 082009

1

>  In the first half of 2009, Vanguard Institutional Total Stock Market Index Fund returned about 4% and closely tracked its target index.

>  Although the global financial crisis continued to weigh on equities early in 2009, stocks rallied throughout the spring and generally posted gains for the half-year.

>  Information technology stocks were the market’s best performers, while industrials and financials were among the weakest.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	8
About Your Fund’s Expenses	51
Trustees Approve Advisory Arrangement	53
Glossary	54

Institutional Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares[1]	VITNX	4.41%
Institutional Plus Shares[2]	VITPX	4.47
MSCI® US Broad Market Index		4.43
Average Multi-Cap Core Fund[3]		7.28

Your Fund’s Performance at a Glance
December 31, 2008–June 30, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Total Stock Market
Index Fund
Institutional Shares	$19.68	$20.32	$0.211	$0.000
Institutional Plus Shares	19.68	20.33	0.213	0.000

1  This class of shares carries low expenses and is available for a minimum investment of $100 million.

2  This class of shares also carries low expenses and is available for a minimum investment of $200 million.

3  Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

The year began ominously with stock prices laid low by the global financial crisis. Then stocks soared in the second quarter of 2009 as consumer confidence improved and investors reacted positively to small signs that the economy was healing.

Despite the market volatility, Vanguard Institutional Total Stock Market Index Fund met its primary objective of closely tracking its benchmark—the Morgan Stanley Capital International® (MSCI) US Broad Market Index—in the six months ended June 30. The fund returned 4.41% for Institutional Shares and 4.47% for Institutional Plus Shares.

The Institutional Total Stock Market Index Fund is heavily weighted in large-capitalization stocks. However, the fund’s mandate ensures exposure to mid- and small-cap companies, which nudged its return higher by outperforming their large-cap brethren.

Stock gains petered out by the end of the period

For the six months, the broad U.S. stock market returned 5%. The market began the period in negative territory, rallied through much of the spring, but then lost steam in June. Although the April–June period was the strongest quarter for U.S. stocks since 2003, equity gains fizzled in mid-June as investors were taken aback by a drop in consumer confidence, a decline in home prices, and a larger-than-expected rise in the unemployment rate.

2

International stocks did better, returning about 14% for the half-year after a very rocky start. Emerging markets posted the best results as investors poured money into countries with strong growth prospects. Higher commodity prices and a slight rebound in manufacturing orders helped reverse the earlier steep declines in international stocks.

Still, pockets of the developed and developing markets, particularly in Europe, continued to struggle amid the global recession. After three consecutive monthly gains, the MSCI All Country World Index ex USA returned –1.07% for June, perhaps signaling a bumpy road ahead.

Newly confident bond investors sought out higher yields

As the fiscal half-year began, investors panicked by the credit-market crisis sought shelter in U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

By mid-March, investors had gained confidence from the federal government’s efforts to thaw the credit market and stimulate the economy. Bond investors were more optimistic and more willing to take on risk; they shifted their focus away from Treasuries to higher-yielding corporate bonds. For the six months,

Market Barometer
			Total Returns
	Periods Ended June 30, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	4.32%	–26.69%	–1.85%
Russell 2000 Index (Small-caps)	2.64	–25.01	–1.71
Dow Jones U.S. Total Stock Market Index	5.00	–26.11	–1.47
MSCI All Country World Index ex USA (International)	14.35	–30.54	4.95

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.90%	6.05%	5.01%
Barclays Capital Municipal Bond Index	6.43	3.77	4.14
Citigroup 3-Month Treasury Bill Index	0.10	0.78	3.02

CPI
Consumer Price Index	2.60%	–1.43%	2.60%

1 Annualized.

3

the Barclays Capital U.S. Aggregate Bond Index returned 1.90%, while high-yield bonds, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index, returned about 30%.

Despite some murmurs in the market about longer-term inflation risks, in March the Federal Reserve unveiled plans to purchase Treasury and mortgage-backed securities. The Fed hopes to drive up the securities’ prices and push down yields, and thus keep borrowing costs, such as mortgage rates, low. Government initiatives also helped bring down municipal bond yields, which had risen above those of Treasuries, a reversal in the traditional relationship between taxable and tax-exempt yields. For the six months, the tax-exempt bond market returned 6.43%.

The Fed kept the target for short-term interest rates at an all-time low of 0% to 0.25% throughout the period.

Growth stocks benefited most from the market rally

During the first six months of 2009, growth stocks regained favor with investors, who gravitated toward profitable companies with little debt. The technology sector largely powered the index’s return as corporations began spending again on computer hardware, computer software, and communications equipment. During 2008, many had trimmed their technology budgets in response to the worldwide recession.

The consumer discretionary and materials sectors both produced double-digit gains, but their impact in the fund was lessened by its relatively light exposure to these groups. Energy stocks advanced slightly in aggregate, with mixed results inside the sector. A rally in oil prices boosted some holdings, but weak demand for gasoline hurt the return of others.

The fund’s performance was dampened by the industrial sector, where manufacturers dealt with shrinking orders and output as well as high inventories. Financials also hurt the fund’s return as banks and insurance companies continued to struggle with issues related to the credit crunch.

Despite periods of pronounced volatility, the fund stayed within a few basis points of the index return, a tribute to Vanguard Quantitative Equity Group, the advisor. The group relies on skilled portfolio management, sophisticated risk-control and trading systems, and low expense ratios as it seeks to deliver market-tracking results.

In evaluating risk, it’s wise to take a long-term view

Investors’ resolve was tested multiple times over the past year. In 2008, the U.S. financial markets endured their worst calendar year since the 1930s. The first two months of 2009 brought more bad news and falling prices before stocks rebounded to turn in their best quarter since 2003. Nobody can predict how the markets will perform for the remainder of the year.

4

The magnitude and speed of the stock market’s recent swings underscore the market’s constants: change and risk. Large-cap stocks with staying power were generally preferred by investors during the market’s steep descent, but more nimble small-cap stocks gained favor during the spring rebound. Meanwhile, growth- and value-oriented stocks shifted in and out of favor. And even conservative, high-quality bonds have struggled.

That’s why Vanguard encourages investors large and small to address risk by maintaining a balanced portfolio of stock, bond, and money market funds. By offering the opportunity for broad, cost-effective diversification and market-tracking returns, even during periods of significant volatility, the Institutional Total Stock Market Index Fund can play a valuable role within such a portfolio.

Thank you for entrusting your institution’s assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

July 20, 2009

5

Institutional Total Stock Market Index Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	3,216	3,592
Median Market Cap	$24.2B	$24.2B
Price/Earnings Ratio	18.5x	18.5x
Price/Book Ratio	1.9x	1.9x
Yield[2]		2.2%
Institutional Shares	2.3%
Institutional Plus Shares	2.3%
Return on Equity	19.8%	19.8%
Earnings Growth Rate	13.7%	13.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate[3]	20%	—
Expense Ratio[4]		—
Institutional Shares	0.045%
Institutional Plus Shares	0.025%
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	9.8%	9.8%
Consumer Staples	10.4	10.4
Energy	11.6	11.6
Financials	14.5	14.5
Health Care	13.8	13.8
Industrials	10.5	10.5
Information Technology	18.5	18.5
Materials	3.6	3.6
Telecommunication Services	3.2	3.2
Utilities	4.1	4.1

Volatility Measures[5]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.00

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	3.4%
Microsoft Corp.	systems software	1.9
Johnson & Johnson	pharmaceuticals	1.6
The Procter & Gamble Co.	household products	1.5
AT&T Inc.	integrated
	telecommunication
	services	1.5
International Business	computer
Machines Corp.	hardware	1.4
Chevron Corp.	integrated oil
	and gas	1.3
JPMorgan Chase & Co.	diversified
	financial services	1.3
Apple Inc.	computer hardware	1.3
General Electric Co.	industrial
	conglomerates	1.2
Top Ten		16.4%

Investment Focus

1  MSCI US Broad Market Index.

2  30-day SEC yield for the fund; annualized dividend yield for the index. See the Glossary.

3  Annualized.

4  The expense ratios shown are from the prospectus dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the fund’s annualized expense ratios were 0.045% for Institutional Shares and 0.025% for Institutional Plus Shares.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6  The holdings listed exclude any temporary cash investments and equity index products.

6

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 31, 2001–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009
				Since
	Inception Date	One Year	Five Years	Inception
Institutional Shares	8/31/2001	–26.13%	–1.53%	0.35%
Institutional Plus Shares	5/31/2001	–26.08	–1.50	–0.80

1 Six months ended June 30, 2009.

2 Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter.
Note: See Financial Highlights tables for dividend and capital gains information.

7

Institutional Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (9.7%)
	McDonald’s Corp.	1,005,709	57,818
	The Walt Disney Co.	1,593,564	37,178
	Home Depot, Inc.	1,532,067	36,203
	Comcast Corp. Class A	2,301,655	33,351
	Time Warner Inc.	1,080,703	27,223
*	Amazon.com, Inc.	309,766	25,915
	Lowe’s Cos., Inc.	1,328,341	25,783
	Target Corp.	646,188	25,505
	News Corp., Class A	2,031,226	18,504
	NIKE, Inc. Class B	333,029	17,244
*	Ford Motor Co.	2,523,224	15,316
	Yum! Brands, Inc.	415,631	13,857
	Staples, Inc.	644,644	13,002
*	Liberty Media Corp.	445,739	11,924
	TJX Cos., Inc.	375,934	11,827
	Johnson Controls, Inc.	536,663	11,656
*	DIRECTV Group, Inc.	459,648	11,358
*	Viacom Inc. Class B	495,752	11,254
*	Kohl’s Corp.	261,347	11,173
	Best Buy Co., Inc.	317,302	10,626
	Carnival Corp.	395,535	10,193
	Time Warner Cable Inc.	318,321	10,081
*	Starbucks Corp.	663,804	9,220
	Omnicom Group Inc.	280,831	8,869
*	Apollo Group, Inc. Class A	122,129	8,686
	The McGraw-Hill Cos., Inc.	284,185	8,557
	Coach, Inc.	289,870	7,792
	The Gap, Inc.	446,922	7,330
*	Bed Bath & Beyond, Inc.	234,682	7,216
	Marriott International, Inc.
	Class A	270,240	5,964
	J.C. Penney Co., Inc.
	(Holding Co.)	191,272	5,491
	H & R Block, Inc.	307,375	5,296
	Mattel, Inc.	324,799	5,213
	Sherwin-Williams Co.	90,349	4,856
	Genuine Parts Co.	144,616	4,853
	Fortune Brands, Inc.	135,964	4,723

			Market
			Value•
		Shares	($000)
*	AutoZone Inc.	31,061	4,694
*	O’Reilly Automotive, Inc.	122,372	4,660
	Ross Stores, Inc.	117,362	4,530
	Macy’s Inc.	381,048	4,481
	VF Corp.	79,853	4,420
	International
	Game Technology	268,117	4,263
	Cablevision Systems
	NY Group Class A	219,502	4,261
	Tim Hortons, Inc.	164,714	4,042
*	Priceline.com, Inc.	35,260	3,933
	Darden Restaurants Inc.	118,015	3,892
	CBS Corp.	536,161	3,710
	Starwood Hotels &
	Resorts Worldwide, Inc.	166,293	3,692
	BorgWarner, Inc.	104,992	3,585
	Advance Auto Parts, Inc.	85,829	3,561
*	ITT Educational
	Services, Inc.	35,225	3,546
*	Dollar Tree, Inc.	81,785	3,443
	Harley-Davidson, Inc.	210,882	3,418
	Family Dollar Stores, Inc.	120,528	3,411
*,^	Sears Holdings Corp.	50,441	3,355
*	GameStop Corp. Class A	141,262	3,109
*	DISH Network Corp.	189,162	3,066
	Limited Brands, Inc.	247,971	2,968
*	CarMax, Inc.	200,584	2,949
	DeVry, Inc.	58,560	2,930
	Nordstrom, Inc.	146,691	2,918
	Whirlpool Corp.	66,826	2,844
	Tiffany & Co.	111,713	2,833
	Comcast Corp. Special
	Class A	199,815	2,817
	Strayer Education, Inc.	12,794	2,790
	Hasbro, Inc.	113,705	2,756
*	Discovery
	Communications Inc.
	Class A	121,609	2,742
	Polo Ralph Lauren Corp.	50,736	2,716
*	Expedia, Inc.	178,000	2,690

8

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Discovery
	Communications Inc.
	Class C	127,629	2,620
	Newell Rubbermaid, Inc.	251,475	2,618
	Garmin Ltd.	109,040	2,597
*	Liberty Media Corp.-
	Interactive Series A	511,462	2,562
	PetSmart, Inc.	115,607	2,481
	D. R. Horton, Inc.	258,942	2,424
	American Eagle
	Outfitters, Inc.	168,523	2,388
*	Urban Outfitters, Inc.	114,134	2,382
	Virgin Media Inc.	251,841	2,355
*,^	Wynn Resorts Ltd.	66,486	2,347
*	The Goodyear Tire &
	Rubber Co.	208,311	2,346
*,^	Las Vegas Sands Corp.	290,655	2,285
	Scripps Networks Interactive	80,960	2,253
	Autoliv, Inc.	76,463	2,200
*	Interpublic Group of
	Cos., Inc.	433,164	2,187
	The Stanley Works	64,586	2,186
*	Toll Brothers, Inc.	124,332	2,110
*	Aeropostale, Inc.	60,939	2,088
*	NVR, Inc.	4,150	2,085
	Leggett & Platt, Inc.	135,185	2,059
*	Career Education Corp.	81,677	2,033
	Abercrombie & Fitch Co.	79,148	2,010
*	Liberty Global, Inc. Class A	124,063	1,971
	Wyndham Worldwide Corp.	161,657	1,959
	Washington Post Co.
	Class B	5,513	1,942
*	Mohawk Industries, Inc.	53,153	1,896
*	LKQ Corp.	115,063	1,893
*,^	Netflix.com, Inc.	45,390	1,876
*	AutoNation, Inc.	104,166	1,807
*	Liberty Global, Inc.
	Series C	114,290	1,807
*	DreamWorks
	Animation SKG, Inc.	63,844	1,761
	Pulte Homes, Inc.	199,250	1,759
*	Penn National Gaming, Inc.	60,106	1,750
	Royal Caribbean
	Cruises, Ltd.	127,065	1,720
*	Marvel Entertainment, Inc.	46,404	1,652
	RadioShack Corp.	114,581	1,600
*	Chico’s FAS, Inc.	162,340	1,580
*	Big Lots Inc.	74,757	1,572
	Brinker International, Inc.	92,310	1,572
	Black & Decker Corp.	54,748	1,569
	Snap-On Inc.	52,395	1,506
*	Jarden Corp.	80,127	1,502
*	Sirius XM Radio Inc.	3,466,679	1,491
	Tupperware Brands Corp.	57,073	1,485
	Burger King Holdings Inc.	85,964	1,485
	Foot Locker, Inc.	141,325	1,480

			Market
			Value•
		Shares	($000)
	Wendy’s/Arby’s Group, Inc.	361,695	1,447
	Gentex Corp.	124,677	1,446
*	WMS Industries, Inc.	45,283	1,427
*	Bally Technologies Inc.	47,362	1,417
*	The Warnaco Group, Inc.	42,617	1,381
	Phillips-Van Heusen Corp.	47,123	1,352
*	Dick’s Sporting Goods, Inc.	78,284	1,346
	John Wiley & Sons Class A	40,456	1,345
*	MGM Mirage, Inc.	208,334	1,331
*	Panera Bread Co.	26,632	1,328
	Guess ?, Inc.	51,368	1,324
*	Hanesbrands Inc.	86,006	1,291
*	Carter’s, Inc.	51,861	1,276
*	Corinthian Colleges, Inc.	74,533	1,262
	Service Corp. International	226,694	1,242
	Aaron Rents, Inc.	41,292	1,231
*	J. Crew Group, Inc.	45,422	1,227
*	Tractor Supply Co.	29,187	1,206
*	Chipotle Mexican Grill, Inc.
	Class B	17,040	1,189
*	Brink’s Home
	Security Holdings, Inc.	41,926	1,187
*	Jack in the Box Inc.	52,308	1,174
	Harman International
	Industries, Inc.	60,529	1,138
*	Liberty Media Corp.-
	Capital Series A	83,729	1,135
*	Office Depot, Inc.	248,160	1,132
*	Rent-A-Center, Inc.	60,363	1,076
*,^	Chipotle Mexican Grill, Inc.	13,052	1,044
	WABCO Holdings Inc.	58,734	1,040
	Regal Entertainment Group
	Class A	77,640	1,032
	MDC Holdings, Inc.	34,126	1,028
*	Fossil, Inc.	42,666	1,027
*	Lamar Advertising Co.
	Class A	66,363	1,013
*	Scientific Games Corp.	63,662	1,004
	Wolverine World Wide, Inc.	45,030	993
*	Iconix Brand Group Inc.	63,831	982
	Centex Corp.	114,217	966
	Williams-Sonoma, Inc.	81,078	962
	Hillenbrand Inc.	56,959	948
*	The Gymboree Corp.	26,365	935
	Lennar Corp. Class A	93,609	907
	Polaris Industries, Inc.	28,134	904
*	The Cheesecake Factory Inc.	52,062	901
	Matthews International Corp.	28,170	877
	Men’s Wearhouse, Inc.	45,333	869
	Sotheby’s	60,831	858
*	Collective Brands, Inc.	57,774	842
	Jones Apparel Group, Inc.	78,312	840
	Meredith Corp.	32,750	837
*	Deckers Outdoor Corp.	11,854	833
	KB Home	59,992	821

9

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Choice Hotels
	International, Inc.	30,687	817
	Tempur-Pedic
	International Inc.	62,035	811
	Weight Watchers
	International, Inc.	31,347	808
	The Buckle, Inc.	25,423	808
	Interactive Data Corp.	34,575	800
	Bob Evans Farms, Inc.	27,662	795
*	Capella Education Co.	12,700	761
	Gannett Co., Inc.	208,975	746
	Eastman Kodak Co.	249,216	738
	American Greetings Corp.
	Class A	62,522	730
	Barnes & Noble, Inc.	35,089	724
	Pool Corp.	43,445	719
*	Morningstar, Inc.	17,326	714
	New York Times Co.
	Class A	125,753	693
	Regis Corp.	39,772	692
*	Coinstar, Inc.	25,863	691
*,^	Under Armour, Inc.	30,627	685
*	P.F. Chang’s
	China Bistro, Inc.	20,918	671
*	Life Time Fitness, Inc.	33,141	663
	Ryland Group, Inc.	39,530	663
	International
	Speedway Corp.	25,597	656
	Penske Automotive
	Group Inc.	38,466	640
	Cooper Tire & Rubber Co.	63,601	631
*	The Dress Barn, Inc.	44,107	631
*	Vail Resorts Inc.	23,380	627
*	American Public
	Education, Inc.	15,688	621
*	99 Cents Only Stores	45,582	619
*	CEC Entertainment Inc.	20,882	616
	Thor Industries, Inc.	33,330	612
*	The Children’s Place
	Retail Stores, Inc.	22,959	607
*	Lions Gate
	Entertainment Corp.	107,957	605
*	AnnTaylor Stores Corp.	74,011	591
	Scholastic Corp.	29,690	588
	Ameristar Casinos, Inc.	30,583	582
	Cracker Barrel Old
	Country Store Inc.	20,719	578
*	Blue Nile Inc.	13,404	576
*	Jos. A. Bank Clothiers, Inc.	16,665	574
	Group 1 Automotive, Inc.	21,869	569
*	Timberland Co.	42,317	562
*	Charming Shoppes, Inc.	148,492	552
	Dillard’s Inc.	59,248	545
*	Saks Inc.	122,918	545
*	Sonic Corp.	53,122	533
	National CineMedia Inc.	38,137	525

			Market
			Value•
		Shares	($000)
*	Buffalo Wild Wings Inc.	16,080	523
*	Pinnacle Entertainment, Inc.	54,706	508
*	Cabela’s Inc.	41,200	507
*	Papa John’s
	International, Inc.	20,405	506
	Arbitron Inc.	31,617	502
*	BJ’s Restaurants Inc.	28,800	486
*	California Pizza Kitchen, Inc.	36,166	481
	Asbury Automotive
	Group, Inc.	46,572	477
*	Hibbett Sports Inc.	26,392	475
*	Pre-Paid Legal Services, Inc.	10,816	471
*	Gaylord Entertainment Co.	37,085	471
	ArvinMeritor, Inc.	105,643	464
*	Crocs, Inc.	134,294	457
*	TRW Automotive
	Holdings Corp.	40,195	454
	Cato Corp. Class A	25,674	448
*	Boyd Gaming Corp.	51,745	440
	Brunswick Corp.	100,637	435
	OfficeMax, Inc.	68,609	431
	Churchill Downs, Inc.	12,751	429
	Christopher & Banks Corp.	63,496	426
	Brown Shoe Co., Inc.	58,603	424
	Finish Line, Inc.	56,854	422
	Fred’s, Inc.	33,324	420
*	CTC Media, Inc.	35,029	414
*	Ascent Media Corp.	15,278	406
*	America’s Car-Mart, Inc.	19,787	406
	Harte-Hanks, Inc.	41,026	379
	K-Swiss, Inc.	44,251	376
	DineEquity, Inc.	11,924	372
	Orient-Express Hotel Ltd.	43,724	371
*	HSN, Inc.	34,846	368
	Big 5 Sporting Goods Corp.	32,711	362
	CKE Restaurants Inc.	42,327	359
	Liz Claiborne, Inc.	123,094	355
	Ethan Allen Interiors, Inc.	33,984	352
*	Maidenform Brands, Inc.	30,629	351
*,^	Fuel Systems Solutions, Inc.	17,372	351
*	Helen of Troy Ltd.	20,799	349
	NutriSystem, Inc.	24,008	348
	O’Charley’s Inc.	37,481	347
*	Texas Roadhouse, Inc.	31,594	345
*	Steiner Leisure Ltd.	11,193	342
*	Tenneco Automotive, Inc.	32,088	340
	Blyth, Inc.	10,311	338
*	Meritage Corp.	17,747	335
*	AFC Enterprises, Inc.	48,608	328
*	G-III Apparel Group, Ltd.	28,230	324
*	Universal Technical
	Institute Inc.	21,627	323
	American Axle &
	Manufacturing
	Holdings, Inc.	93,363	321
*	Sally Beauty Co. Inc.	49,812	317

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Steven Madden, Ltd.	12,440	317
*	Jo-Ann Stores, Inc.	15,150	313
	UniFirst Corp.	8,388	312
	Cherokee Inc.	15,426	306
*	Pacific Sunwear of
	California, Inc.	90,288	304
	Stewart Enterprises, Inc.
	Class A	62,350	301
*	True Religion Apparel, Inc.	13,429	299
	bebe stores, inc.	43,036	296
*	Live Nation, Inc.	60,277	293
*	JAKKS Pacific, Inc.	22,642	290
*	Clear Channel Outdoor
	Holdings, Inc. Class A	54,625	290
	The Pep Boys
	(Manny, Moe & Jack)	28,458	289
	CSS Industries, Inc.	14,138	288
*	Skechers U.S.A., Inc.	29,448	288
*	Lululemon Athletica, Inc.	21,815	284
*	Borders Group, Inc.	75,910	279
*	Denny’s Corp.	122,825	264
	Monro Muffler Brake, Inc.	10,111	260
	Callaway Golf Co.	51,087	259
*	Audiovox Corp.	44,054	258
*	Amerigon Inc.	42,240	258
*	Genesco, Inc.	13,688	257
	CPI Corp.	14,827	252
*	Peet’s Coffee & Tea Inc.	9,986	252
	Belo Corp. Class A	140,343	251
*	Interval Leisure Group, Inc.	26,726	249
*,^	Conn’s, Inc.	19,627	245
*	Volcom, Inc.	19,619	245
*	Overstock.com, Inc.	20,227	242
*	Domino’s Pizza, Inc.	31,893	239
*	Coldwater Creek Inc.	39,334	238
*	Red Robin Gourmet
	Burgers, Inc.	12,644	237
*	Isle of Capri Casinos, Inc.	17,407	232
*	Mediacom
	Communications Corp.	44,567	228
*	Hot Topic, Inc.	30,863	226
	Stage Stores, Inc.	20,124	223
	Winnebago Industries, Inc.	29,881	222
*	Krispy Kreme
	Doughnuts, Inc.	73,070	219
*	Ruby Tuesday, Inc.	32,815	219
	Columbia Sportswear Co.	6,993	216
	World Wrestling
	Entertainment, Inc.	17,192	216
	Standard Motor
	Products, Inc.	25,851	214
	Carmike Cinemas, Inc.	25,465	213
*	CKX, Inc.	29,954	212
*	Build-A-Bear-Workshop, Inc.	47,226	211
*	PetMed Express, Inc.	14,028	211

			Market
			Value•
		Shares	($000)
	Jackson Hewitt
	Tax Service Inc.	33,332	209
	Books-a-Million Inc.	29,271	208
*	Shutterfly, Inc.	14,800	206
*	Kirkland’s, Inc.	17,131	206
*	Charlotte Russe Holding Inc.	15,924	205
*	Ticketmaster
	Entertainment Inc.	31,426	202
*	Cavco Industries, Inc.	7,936	201
*	Carriage Services, Inc.	56,184	201
*	Exide Technologies	53,574	200
*	Hovnanian Enterprises Inc.
	Class A	84,670	200
*	Valassis
	Communications, Inc.	31,959	195
*	Alloy, Inc.	36,292	192
*	Drew Industries, Inc.	15,500	189
	Lennar Corp. Class B	24,500	186
*	Learning Tree
	International, Inc.	17,883	184
*,^	Blockbuster Inc. Class A	268,851	177
*	RC2 Corp.	13,295	176
*	The Wet Seal, Inc. Class A	56,797	174
*	Systemax Inc.	14,469	172
	Arctic Cat, Inc.	42,344	171
*	Standard Pacific Corp.	84,249	171
	Ambassadors Group, Inc.	12,322	170
	Haverty Furniture Cos., Inc.	18,470	169
*	Quiksilver, Inc.	90,129	167
	National Presto
	Industries, Inc.	2,179	166
	Oxford Industries, Inc.	14,152	165
	The Marcus Corp.	15,543	164
*	Citi Trends Inc.	6,222	161
*	Shuffle Master, Inc.	23,868	158
	Movado Group, Inc.	14,819	156
	Sonic Automotive, Inc.	15,339	156
	Superior Industries
	International, Inc.	10,943	154
*	The Princeton Review, Inc.	28,495	154
	La-Z-Boy Inc.	32,196	152
	Lithia Motors, Inc.	16,224	150
*,^	K12 Inc.	6,900	149
*	Dorman Products, Inc.	10,525	146
	Modine Manufacturing Co.	30,120	145
*	Tuesday Morning Corp.	42,595	144
*	Dolan Media Co.	11,192	143
	Cinemark Holdings Inc.	12,600	143
*,^	Gander Mountain Co.	23,201	139
*	Warner Music Group Corp.	23,513	138
	Fisher Communications, Inc.	10,632	136
*	A.C. Moore
	Arts & Crafts, Inc.	35,590	134
*	drugstore.com, Inc.	72,369	132
*	Knology, Inc.	15,002	129
*	Tween Brands, Inc.	19,204	128

11

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Core-Mark Holding Co., Inc.	4,915	128
	Marine Products Corp.	34,069	128
*	dELiA*S, Inc.	53,372	127
*	hhgregg, Inc.	8,130	123
	Sturm, Ruger & Co., Inc.	9,785	122
*	Benihana Inc. Class A	19,113	121
*,^	Brookfield Homes Corp.	29,518	118
	Furniture Brands
	International Inc.	38,959	118
*	Midas Inc.	11,109	116
*	Stamps.com Inc.	13,613	115
*	Multimedia Games Inc.	23,244	115
	Spartan Motors, Inc.	10,012	113
*	Gaiam, Inc.	20,429	112
*	Bluegreen Corp.	43,238	109
	Dover Downs Gaming &
	Entertainment, Inc.	23,170	108
*	Smith & Wesson
	Holding Corp.	18,860	107
*	Beazer Homes USA, Inc.	58,376	107
*	RCN Corp.	17,787	106
*	Leapfrog Enterprises, Inc.	44,628	102
*	Luby’s, Inc.	24,996	101
*	Unifi, Inc.	71,192	101
	Speedway Motorsports, Inc.	7,331	101
*	Cache, Inc.	25,650	100
*	Morgans Hotel Group	25,940	99
*	Universal Electronics, Inc.	4,809	97
	Hooker Furniture Corp.	8,400	96
*	1-800-FLOWERS.COM, Inc.	49,903	96
*	Zale Corp.	26,866	92
*	Rentrak Corp.	5,600	92
*	DSW Inc. Class A	9,000	89
	Kenneth Cole
	Productions, Inc.	12,581	88
*	Landry’s Restaurants, Inc.	10,282	88
*	MarineMax, Inc.	25,490	88
*	Perry Ellis
	International Corp.	11,978	87
	Stanley Furniture Co., Inc.	7,945	86
*	Martha Stewart Living
	Omnimedia, Inc.	27,691	85
*	Town Sports International
	Holdings, Inc.	22,000	83
*,^	Quantum Fuel Systems
	Technologies
	Worldwide, Inc.	106,553	82
*	Caribou Coffee Co.	12,577	81
	Talbots Inc.	14,765	80
*	Russ Berrie and Co., Inc.	20,250	79
	Weyco Group, Inc.	3,422	79
*	Pier 1 Imports Inc.	39,247	78
*	Cost Plus, Inc.	52,236	77
	M/I Homes, Inc.	7,750	76
*	Casual Male
	Retail Group, Inc.	33,081	72

			Market
			Value•
		Shares	($000)
*	Stein Mart, Inc.	8,072	72
*	Retail Ventures, Inc.	31,829	69
*	iRobot Corp.	5,008	65
	News Corp., Class B	6,073	64
*	Steinway Musical
	Instruments Inc.	5,874	63
	Bassett Furniture
	Industries, Inc.	22,650	62
*	Lincoln Educational Services	2,900	61
*	ValueVision Media, Inc.	30,783	60
*	Steak n Shake Co.	6,891	60
*	New York & Co., Inc.	19,325	60
*	Monarch Casino &
	Resort, Inc.	8,027	59
	Strattec Security Corp.	4,111	57
*	Destination Maternity Corp.	3,380	56
*,^	Raser Technologies, Inc.	20,100	56
*	Century Casinos, Inc.	18,779	56
*	Navarre Corp.	32,814	54
*	West Marine, Inc.	9,677	53
*	Zumiez Inc.	6,580	53
*	Cumulus Media Inc.	56,253	52
*	Playboy Enterprises, Inc.
	Class B	20,792	52
*	Bidz.com, Inc.	18,299	52
^	Bon-Ton Stores, Inc.	14,510	49
	Skyline Corp.	2,242	49
*,^	Cosi, Inc.	77,053	49
*	4Kids Entertainment Inc.	22,543	47
*	Shoe Carnival, Inc.	3,817	46
	Sinclair Broadcast Group, Inc.	23,450	45
*	Dana Holding Corp.	34,600	44
*	LodgeNet Interactive Corp.	12,943	44
	E.W. Scripps Co. Class A	20,460	43
*	REX Stores Corp.	4,209	42
	AH Belo Corp.	41,521	41
*	Sealy Corp. Rights
	Exp. 7/2/09	19,178	41
*	Youbet.com, Inc.	11,828	39
	Entercom
	Communications Corp.	24,735	38
*	Sealy Corp.	19,178	38
*	Ulta Salon, Cosmetics &
	Fragrance, Inc.	3,376	38
*	Shiloh Industries, Inc.	10,059	37
*	Pomeroy IT Solutions, Inc.	6,047	36
*	MTR Gaming Group Inc.	14,457	36
	PRIMEDIA Inc.	17,570	35
*	Duckwall-ALCO Stores, Inc.	2,152	35
*	Benihana Inc.	5,006	34
*	Nautilus Inc.	28,920	33
*	Global Traffic Network, Inc.	8,486	32
*	Empire Resorts Inc.	17,520	32
	Beasley Broadcast
	Group, Inc.	14,447	32
*	Lear Corp.	62,591	31

12

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Entravision
	Communications Corp.	64,225	31
	Journal
	Communications, Inc.	28,701	30
*	Harris Interactive Inc.	73,072	30
	Heelys Inc.	13,600	27
*	Reading International Inc.
	Class A	5,900	27
*	The Dixie Group, Inc.	8,586	25
*	Fuqi International, Inc.	1,200	25
*	Maxxam Inc.	2,278	25
*	Lazare Kaplan
	International, Inc.	9,594	25
	Gray Television, Inc.	48,812	24
	The McClatchy Co. Class A	45,433	23
*	Einstein Noah
	Restaurant Group Inc.	2,600	22
*	EDCI Holdings, Inc.	4,094	21
*	Lodgian, Inc.	15,697	20
*	Stoneridge, Inc.	4,152	20
*	Palm Harbor Homes, Inc.	9,203	20
*	McCormick & Schmick’s
	Seafood Restaurants, Inc.	2,500	19
*	Emmis Communications, Inc.	63,231	19
*	Select Comfort Corp.	22,497	19
^	Media General, Inc. Class A	8,580	18
*	Champion Enterprises, Inc.	55,389	18
*	Lin TV Corp.	9,610	16
	Lifetime Brands, Inc.	3,800	16
	Lee Enterprises, Inc.	29,094	15
*	Orleans Homebuilders, Inc.	8,178	14
*	Red Lion Hotels Corp.	2,812	13
*	Daily Journal Corp.	260	12
*	Hastings Entertainment, Inc.	2,708	12
*	California Coastal
	Communities, Inc.	7,820	11
*	Trans World
	Entertainment Corp.	8,888	10
*	Outdoor Channel
	Holdings Inc.	1,667	10
*	Escalade, Inc.	10,730	9
*	Salem Communications Corp.	9,254	9
*	Craftmade International, Inc.	4,100	9
*	Blockbuster Inc. Class B	21,904	9
*	Hollywood Media Corp.	5,240	8
*	Lumber Liquidators, Inc.	500	8
*	Atrinsic, Inc.	5,453	7
	Dover Motorsports, Inc.	4,394	6
*	Jamba Inc.	5,000	6
*	Radio One, Inc. Class D	22,460	6
*	Emerson Radio Corp.	8,900	5
	Johnson Outdoors Inc.	900	5
*	Great Wolf Resorts, Inc.	2,310	5
*	Saga Communications Inc.	825	4
*	Ruth’s Hospitality Group Inc.	1,000	4

			Market
			Value•
		Shares	($000)
*	Spanish Broadcasting
	System, Inc.	16,763	3
	Sport Supply Group Inc.	300	3
	Flexsteel Industries, Inc.	300	3
*	Nexstar Broadcasting
	Group, Inc.	2,995	2
*	Gaming Partners International	282	1
*	Radio One, Inc.	1,680	1
*	Krispy Kreme Doughnuts, Inc.
	Warrants Exp. 3/2/12	332	—
*	Gadzooks, Inc.	3,843	—
			878,346
Consumer Staples (10.4%)
	The Procter &
	Gamble Co.	2,646,897	135,256
	Wal-Mart Stores, Inc.	2,125,559	102,962
	The Coca-Cola Co.	1,881,370	90,287
	Philip Morris
	International Inc.	1,809,778	78,943
	PepsiCo, Inc.	1,405,599	77,252
	CVS Caremark Corp.	1,297,066	41,338
	Kraft Foods Inc.	1,327,598	33,641
	Colgate-Palmolive Co.	456,020	32,259
	Altria Group, Inc.	1,861,884	30,516
	Walgreen Co.	891,632	26,214
	Kimberly-Clark Corp.	373,711	19,594
	Costco Wholesale Corp.	391,472	17,890
	General Mills, Inc.	296,226	16,595
	Archer-Daniels-Midland Co.	521,963	13,973
	The Kroger Co.	560,062	12,349
	Sysco Corp.	532,381	11,968
	Kellogg Co.	241,557	11,249
	Lorillard, Inc.	151,835	10,290
	H.J. Heinz Co.	284,266	10,148
	Avon Products, Inc.	385,209	9,931
	Safeway, Inc.	387,575	7,895
	ConAgra Foods, Inc.	403,886	7,698
	The Clorox Co.	125,590	7,012
	Bunge Ltd.	110,129	6,635
	Reynolds American Inc.	158,333	6,115
	Sara Lee Corp.	598,480	5,841
	Molson Coors Brewing Co.
	Class B	136,787	5,790
	Campbell Soup Co.	194,830	5,732
	J.M. Smucker Co.	107,359	5,224
	The Hershey Co.	143,094	5,151
*	Dr. Pepper Snapple
	Group, Inc.	229,878	4,871
	The Pepsi Bottling
	Group, Inc.	134,185	4,541
	Coca-Cola Enterprises, Inc.	265,421	4,419
	McCormick & Co., Inc.	106,351	3,460
	Church & Dwight, Inc.	63,535	3,451
	Tyson Foods, Inc.	265,248	3,345
	The Estee Lauder Cos. Inc.
	Class A	101,694	3,322

13

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Dean Foods Co.	163,739	3,142
	Brown-Forman Corp.
	Class B	72,348	3,110
*	Ralcorp Holdings, Inc.	51,029	3,109
*	Energizer Holdings, Inc.	58,435	3,053
	SUPERVALU Inc.	192,162	2,489
	Whole Foods Market, Inc.	127,467	2,419
	Hormel Foods Corp.	67,293	2,324
*	Constellation Brands, Inc.
	Class A	177,482	2,250
*	Hansen Natural Corp.	71,215	2,195
	Alberto-Culver Co.	80,504	2,047
	Corn Products
	International, Inc.	67,449	1,807
	Herbalife Ltd.	55,450	1,749
*	BJ’s Wholesale Club, Inc.	53,593	1,727
	Del Monte Foods Co.	178,990	1,679
	Flowers Foods, Inc.	75,591	1,651
*	Smithfield Foods, Inc.	117,015	1,635
*	Green Mountain Coffee
	Roasters, Inc.	27,105	1,602
	PepsiAmericas, Inc.	57,619	1,545
*	NBTY, Inc.	50,333	1,415
	Casey’s General Stores, Inc.	46,549	1,196
*	Chattem, Inc.	15,752	1,073
*	Central European
	Distribution Corp.	38,556	1,024
*	United Natural Foods, Inc.	37,601	987
*	Mead Johnson Nutrition Co.	29,974	952
	Ruddick Corp.	37,893	888
*	Rite Aid Corp.	546,010	824
*	TreeHouse Foods Inc.	28,582	822
	Lancaster Colony Corp.	17,994	793
	Universal Corp. (VA)	23,114	765
	Nu Skin Enterprises, Inc.	47,859	732
	Sanderson Farms, Inc.	16,007	720
	The Andersons, Inc.	22,563	676
*	Winn-Dixie Stores, Inc.	49,440	620
	Vector Group Ltd.	43,112	616
*	Chiquita Brands
	International, Inc.	55,646	571
*	Hain Celestial Group, Inc.	35,424	553
	Lance, Inc.	23,878	552
	J & J Snack Foods Corp.	15,376	552
*	Darling International, Inc.	74,656	493
	Tootsie Roll Industries, Inc.	19,704	447
	Cal-Maine Foods, Inc.	17,353	433
*	American Italian Pasta Co.	14,100	411
*	The Pantry, Inc.	24,627	409
*	Bare Escentuals, Inc.	44,247	392
*	Central Garden & Pet Co.	33,486	368
	WD-40 Co.	11,954	347
	Coca-Cola Bottling Co.	6,035	333
	Ingles Markets, Inc.	20,750	316
	Nash-Finch Co.	11,629	315

			Market
			Value•
		Shares	($000)
*	American Oriental
	Bioengineering, Inc.	58,561	310
*	Central Garden & Pet Co.
	Class A	29,492	291
*	Alliance One
	International, Inc.	68,293	260
*	Medifast, Inc.	21,662	248
	Diamond Foods, Inc.	8,351	233
	Arden Group Inc. Class A	1,822	228
*	Boston Beer Co., Inc.
	Class A	7,607	225
*	Prestige Brands
	Holdings Inc.	36,362	224
*	Smart Balance Inc.	30,900	210
	Inter Parfums, Inc.	28,460	209
	Weis Markets, Inc.	5,993	201
*	Lifeway Foods, Inc.	15,308	197
*	Heckmann Corp.	49,300	185
	PriceSmart, Inc.	10,647	178
	Alico, Inc.	5,705	171
	B&G Foods Inc.	20,000	168
*	American Dairy, Inc.	3,546	141
*	John B. Sanfilippo &
	Son, Inc.	19,363	138
	Spartan Stores, Inc.	11,063	137
*	Elizabeth Arden, Inc.	14,537	127
	Imperial Sugar Co.	10,200	124
*	Susser Holdings Corp.	10,675	119
*	Zapata Corp.	17,400	119
	Farmer Brothers, Inc.	4,856	111
*	Omega Protein Corp.	26,265	107
	Griffin Land &
	Nurseries, Inc.	3,328	104
*	The Great Atlantic &
	Pacific Tea Co., Inc.	23,973	102
*	USANA Health
	Sciences, Inc.	3,274	97
	Mannatech, Inc.	28,460	94
*,^	Star Scientific, Inc.	94,615	84
*	HQ Sustainable Maritime
	Industries, Inc.	7,200	66
	Oil-Dri Corp. of America	4,218	63
*	Overhill Farms Inc.	9,500	50
*	Revlon, Inc.	8,572	47
*	Parlux Fragrances, Inc.	20,700	36
*	National Beverage Corp.	3,040	32
*	Nutraceutical
	International Corp.	2,905	30
*	Physicians Formula
	Holdings, Inc.	11,700	22
	Reddy Ice Holdings, Inc.	9,960	16
*	MGP Ingredients, Inc.	4,634	13
*	Inventure Group, Inc.	5,177	13
*	Jones Soda Co.	10,640	12
	Tasty Baking Co. Class A	1,568	11
	Calavo Growers, Inc.	498	10

14

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Female Health Co.	1,857	9
	Village Super Market Inc.
	Class A	200	6
*	Schiff Nutrition
	International, Inc.	484	2
*	Monterey Pasta Co.	1,069	2
*	Cusine Solutions, Inc.	700	1
			938,868
Energy (11.5%)
	ExxonMobil Corp.	4,463,001	312,008
	Chevron Corp.	1,810,350	119,936
	Schlumberger Ltd.	1,080,132	58,446
	ConocoPhillips Co.	1,269,982	53,415
	Occidental
	Petroleum Corp.	732,166	48,184
	Apache Corp.	302,404	21,818
*	Transocean Ltd.	288,817	21,456
	Devon Energy Corp.	380,991	20,764
	Anadarko Petroleum Corp.	451,068	20,474
	Marathon Oil Corp.	637,576	19,210
	XTO Energy, Inc.	497,567	18,977
	Halliburton Co.	810,689	16,781
	EOG Resources, Inc.	225,628	15,325
	Hess Corp.	265,182	14,254
*	Weatherford
	International Ltd.	630,541	12,333
*	National Oilwell Varco Inc.	377,068	12,315
*	Southwestern Energy Co.	310,454	12,061
	Chesapeake Energy Corp.	520,757	10,327
	Baker Hughes Inc.	277,858	10,125
	Spectra Energy Corp.	581,361	9,837
	Noble Energy, Inc.	156,181	9,210
	Murphy Oil Corp.	163,484	8,880
	Valero Energy Corp.	502,755	8,492
	Williams Cos., Inc.	523,394	8,170
	Peabody Energy Corp.	240,859	7,264
*	Noble Corp.	236,427	7,152
	Range Resources Corp.	141,094	5,843
	El Paso Corp.	631,271	5,827
*	Cameron
	International Corp.	196,474	5,560
	CONSOL Energy, Inc.	163,542	5,554
*	Petrohawk Energy Corp.	248,445	5,540
*	Ultra Petroleum Corp.	136,487	5,323
	Diamond Offshore
	Drilling, Inc.	63,022	5,234
	Smith International, Inc.	198,152	5,102
	ENSCO International, Inc.	128,637	4,486
*	FMC Technologies Inc.	112,885	4,242
*	Nabors Industries, Inc.	258,322	4,025
*	Pride International, Inc.	157,681	3,951
*	Newfield Exploration Co.	119,728	3,912
	BJ Services Co.	264,888	3,610
*	Denbury Resources, Inc.	223,065	3,286
*	Plains Exploration &
	Production Co.	108,454	2,967

			Market
			Value•
		Shares	($000)
*	Kinder Morgan
	Management, LLC	65,563	2,961
	Helmerich & Payne, Inc.	95,336	2,943
	Cabot Oil & Gas Corp.	93,755	2,873
	Pioneer Natural
	Resources Co.	104,960	2,676
	Sunoco, Inc.	106,142	2,462
*	Oceaneering
	International, Inc.	49,523	2,238
	Cimarex Energy Co.	75,697	2,145
*	EXCO Resources, Inc.	163,481	2,112
	Tidewater Inc.	46,911	2,011
	Arch Coal, Inc.	129,925	1,997
	Rowan Cos., Inc.	102,851	1,987
*	Dresser Rand Group, Inc.	74,793	1,952
	Southern Union Co.	101,124	1,860
	Patterson-UTI Energy, Inc.	138,218	1,777
	Core Laboratories N.V.	19,789	1,725
*	Alpha Natural
	Resources, Inc.	64,543	1,696
*	Concho Resources, Inc.	58,147	1,668
*	Whiting Petroleum Corp.	46,209	1,625
	Tesoro Corp.	126,072	1,605
	Massey Energy Co.	77,833	1,521
*	Forest Oil Corp.	94,368	1,408
*	Comstock Resources, Inc.	42,287	1,398
*	Encore Acquisition Co.	44,596	1,376
*	SEACOR Holdings Inc.	17,488	1,316
*	Atwood Oceanics, Inc.	52,755	1,314
	Frontier Oil Corp.	95,483	1,252
*	Superior Energy
	Services, Inc.	70,240	1,213
	St. Mary Land &
	Exploration Co.	57,303	1,196
	Foundation Coal
	Holdings, Inc.	40,528	1,139
*	Unit Corp.	40,736	1,123
*	Arena Resources, Inc.	34,931	1,113
*	Oil States International, Inc.	45,401	1,099
*	Dril-Quip, Inc.	28,621	1,090
*	Mariner Energy Inc.	91,217	1,072
	World Fuel Services Corp.	25,289	1,043
*	Bill Barrett Corp.	36,972	1,015
*	Quicksilver Resources, Inc.	106,914	993
*	SandRidge Energy, Inc.	114,834	978
*	Helix Energy Solutions
	Group, Inc.	79,588	865
*	Continental Resources, Inc.	31,077	862
*	Exterran Holdings, Inc.	53,435	857
	Overseas Shipholding
	Group Inc.	24,400	831
*	Bristow Group, Inc.	25,671	761
*	CNX Gas Corp.	27,928	734
	Holly Corp.	38,747	697
	Penn Virginia Corp.	41,114	673
	CARBO Ceramics Inc.	19,362	662

15

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Key Energy Services, Inc.	110,787	638
	Atlas America, Inc.	34,627	619
	Berry Petroleum Class A	33,007	614
*	NATCO Group Inc.	18,527	610
	Lufkin Industries, Inc.	13,870	583
*	Goodrich Petroleum Corp.	22,478	553
*	Contango Oil & Gas Co.	12,800	544
*	USEC Inc.	101,909	542
*	TETRA Technologies, Inc.	67,753	539
*	Global Industries Ltd.	93,625	530
*	International Coal
	Group, Inc.	183,283	524
*	Gulfmark Offshore, Inc.	18,522	511
*	Patriot Coal Corp.	78,136	498
*	Enbridge Energy
	Management LLC	13,179	478
*	Hornbeck Offshore
	Services, Inc.	21,036	450
	General Maritime Corp.	45,348	448
*	BPZ Energy, Inc.	90,630	443
*	Matrix Service Co.	37,240	428
*	Swift Energy Co.	25,463	424
*	Carrizo Oil & Gas, Inc.	24,016	412
*	ATP Oil & Gas Corp.	57,390	399
*	McMoRan Exploration Co.	66,536	397
*	Brigham Exploration Co.	111,766	390
*	Parker Drilling Co.	88,256	383
*	Complete Production
	Services, Inc.	59,757	380
*	Cal Dive International, Inc.	41,768	360
*	Willbros Group, Inc.	28,800	360
*	ION Geophysical Corp.	130,403	335
*	Hercules Offshore, Inc.	84,243	334
*	Rosetta Resources, Inc.	38,008	333
*	Dawson Geophysical Co.	11,031	329
*	Stone Energy Corp.	42,866	318
	Delek US Holdings, Inc.	35,706	303
*	Vaalco Energy, Inc.	70,465	298
*	James River Coal Co.	18,749	284
*	Oilsands Quest, Inc.	284,358	273
	Alon USA Energy, Inc.	26,356	273
*	Allis-Chalmers Energy Inc.	115,942	268
*	Basic Energy Services Inc.	38,009	260
	Gulf Island Fabrication, Inc.	15,184	240
*	Newpark Resources, Inc.	80,183	229
*	Pioneer Drilling Co.	45,533	218
^	W&T Offshore, Inc.	22,294	217
*	Western Refining, Inc.	28,427	201
*	FX Energy, Inc.	52,935	201
*	Approach Resources Inc.	27,348	189
*	Credo Pete Corp.	16,225	173
*	Endeavor International Corp.	127,292	173
*	GMX Resources Inc.	15,735	167
*	Petroleum
	Development Corp.	10,533	165
	RPC Inc.	19,518	163

			Market
			Value•
		Shares	($000)
*	Clayton Williams Energy, Inc.	8,511	161
*	Geokinetics Inc.	11,700	160
*	Delta Petroleum Corp.	81,449	157
*	Evergreen Energy, Inc.	154,122	151
*	PetroQuest Energy, Inc.	38,060	140
	Crosstex Energy, Inc.	33,324	139
*	Clean Energy Fuels Corp.	16,100	139
*	Bronco Drilling Co., Inc.	31,240	134
*	Natural Gas Services Group	9,200	122
*	ENGlobal Corp.	24,700	122
*	PHI Inc. Non-Voting Shares	6,963	119
*	Harvest Natural
	Resources, Inc.	26,088	115
*	Abraxas Petroleum Corp.	113,976	108
*	T-3 Energy Services, Inc.	9,000	107
*	Veneco Inc.	13,285	102
*	Double Eagle Petroleum Co.	19,340	96
*	Cheniere Energy, Inc.	31,466	93
*	Tesco Corp.	10,100	80
*	Union Drilling, Inc.	12,040	80
*	OYO Geospace Corp.	2,929	75
*	Callon Petroleum Co.	37,149	74
	Toreador Resources Corp.	10,900	73
*	CVR Energy, Inc.	9,600	70
*	Warren Resources Inc.	26,047	64
*	Syntroleum Corp.	28,304	63
*	Bolt Technology Corp.	4,999	56
*	Gulfport Energy Corp.	8,000	55
*,^	SulphCo, Inc.	53,850	50
*	Parallel Petroleum Corp.	22,879	44
*	Harken Energy Corp.	16,344	42
*	Boots & Coots International
	Well Control, Inc.	27,400	38
*	Westmoreland Coal Co.	3,998	32
*	Rentech, Inc.	52,445	30
*	Superior Well Services, Inc.	4,900	29
*	American Oil & Gas Inc.	26,800	27
*	The Meridian
	Resource Corp.	72,640	25
*	Verenium Corp.	31,133	24
*	Mitcham Industries, Inc.	4,000	21
*	Kodiak Oil & Gas Corp.	17,400	19
*	Gasco Energy Inc.	64,680	18
*	Trico Marine Services, Inc.	4,901	17
	Panhandle Royalty Co.	600	12
*	Cano Petroleum Inc.	12,200	12
*	Pacific Ethanol, Inc.	26,820	10
*	Uranium Resources Inc.	7,500	10
	Barnwell Industries, Inc.	1,802	7
*	RAM Energy Resources, Inc.	3,700	3
			1,043,916
Financials (14.3%)
	JPMorgan Chase & Co.	3,371,179	114,991
	Bank of America Corp.	7,723,284	101,947
	Wells Fargo & Co.	3,950,856	95,848

16

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	The Goldman Sachs
	Group, Inc.	431,323	63,594
	U.S. Bancorp	1,714,768	30,729
	Bank of New York
	Mellon Corp.	1,037,845	30,419
	Morgan Stanley	1,063,782	30,328
*	Berkshire Hathaway Inc.
	Class B	8,636	25,008
	American Express Co.	943,259	21,921
	The Travelers Cos., Inc.	528,506	21,690
	MetLife, Inc.	717,113	21,521
	State Street Corp.	439,247	20,732
	CME Group, Inc.	54,469	16,946
	Charles Schwab Corp.	888,888	15,591
	PNC Financial
	Services Group	400,328	15,537
	Prudential Financial, Inc.	412,032	15,336
	ACE Ltd.	301,423	13,332
	AFLAC Inc.	422,472	13,135
	Simon Property Group, Inc.
	REIT	250,912	12,904
	The Chubb Corp.	321,382	12,817
	BB&T Corp.	574,332	12,624
	The Allstate Corp.	459,848	11,220
	Franklin Resources, Inc.	147,298	10,607
	Northern Trust Corp.	194,002	10,414
	T. Rowe Price Group Inc.	231,271	9,637
	Marsh & McLennan
	Cos., Inc.	464,533	9,351
	Capital One Financial Corp.	408,061	8,928
*	Progressive Corp. of Ohio	580,902	8,777
	Loews Corp.	314,532	8,618
	Aon Corp.	219,226	8,302
^	Citigroup Inc.	2,768,537	8,223
	Public Storage, Inc. REIT	114,788	7,516
	Annaly Capital
	Management Inc. REIT	491,800	7,446
	SunTrust Banks, Inc.	420,030	6,909
	Invesco, Ltd.	371,600	6,622
	NYSE Euronext	239,398	6,524
	Vornado Realty Trust REIT	142,495	6,417
*	Intercontinental-
	Exchange Inc.	55,752	6,369
	Boston Properties, Inc.
	REIT	123,475	5,890
	Hudson City Bancorp, Inc.	426,887	5,673
	Ameriprise Financial, Inc.	231,169	5,610
	Equity Residential REIT	246,960	5,490
	The Principal Financial
	Group, Inc.	281,427	5,302
	HCP, Inc. REIT	246,898	5,232
	Unum Group	300,095	4,760
	Moody’s Corp.	180,534	4,757
	People’s United
	Financial Inc.	315,355	4,743
	Fifth Third Bancorp	656,487	4,661

			Market
			Value•
		Shares	($000)
	Lincoln National Corp.	267,500	4,604
	Host Hotels & Resorts Inc.
	REIT	537,589	4,510
	Plum Creek Timber Co. Inc.
	REIT	150,483	4,481
	Discover Financial Services	435,199	4,469
*	SLM Corp.	421,973	4,334
	Ventas, Inc. REIT	141,057	4,212
*	TD Ameritrade
	Holding Corp.	237,144	4,159
	Avalonbay
	Communities, Inc. REIT	72,525	4,057
	Regions Financial Corp.	994,158	4,016
	Everest Re Group, Ltd.	55,673	3,985
	Willis Group Holdings Ltd.	150,607	3,875
*	Berkshire Hathaway Inc.
	Class A	43	3,870
*	Leucadia National Corp.	172,394	3,636
^	M & T Bank Corp.	68,836	3,506
	The Hartford Financial
	Services Group Inc.	293,705	3,486
	BlackRock, Inc.	19,655	3,448
	XL Capital Ltd. Class A	300,203	3,440
	Health Care Inc. REIT	98,685	3,365
	KeyCorp	635,801	3,332
	PartnerRe Ltd.	51,230	3,327
	Axis Capital Holdings Ltd.	121,725	3,187
	New York Community
	Bancorp, Inc.	295,895	3,163
	Kimco Realty Corp. REIT	312,283	3,138
	Cincinnati Financial Corp.	140,009	3,129
	Legg Mason Inc.	127,887	3,118
	ProLogis REIT	380,936	3,070
	Comerica, Inc.	137,602	2,910
	Torchmark Corp.	76,758	2,843
	W.R. Berkley Corp.	131,610	2,826
	Federal Realty
	Investment Trust REIT	53,518	2,757
	Genworth Financial Inc.	392,491	2,744
*	Nasdaq OMX Group, Inc.	127,285	2,712
	Fidelity National
	Financial, Inc. Class A	200,413	2,712
	Eaton Vance Corp.	99,785	2,669
	RenaissanceRe
	Holdings Ltd.	55,844	2,599
	Rayonier Inc. REIT	71,497	2,599
	Assurant, Inc.	106,928	2,576
	American International
	Group, Inc.	2,204,139	2,557
	HCC Insurance
	Holdings, Inc.	104,170	2,501
	Regency Centers Corp.
	REIT	71,617	2,500
	AMB Property Corp. REIT	127,444	2,397
	Nationwide Health
	Properties, Inc. REIT	92,911	2,392

17

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Markel Corp.	8,482	2,389
	Digital Realty Trust, Inc.
	REIT	65,402	2,345
	First Horizon National Corp.	194,581	2,335
	Reinsurance Group of
	America, Inc.	66,179	2,310
*	Arch Capital Group Ltd.	38,454	2,253
	Cullen/Frost Bankers, Inc.	48,705	2,246
*	The St. Joe Co.	84,060	2,227
*	MSCI, Inc.-Class A Shares	90,720	2,217
	SEI Investments Co.	121,845	2,198
	Brown & Brown, Inc.	109,647	2,185
*	Affiliated Managers
	Group, Inc.	37,427	2,178
	Old Republic
	International Corp.	213,232	2,100
	Transatlantic Holdings, Inc.	48,064	2,083
	Realty Income Corp. REIT	95,009	2,083
	Liberty Property Trust REIT	89,496	2,062
	Huntington Bancshares Inc.	493,159	2,061
	Waddell & Reed
	Financial, Inc.	77,177	2,035
	Federated Investors, Inc.	83,481	2,011
	Chimera Investment Corp.
	REIT	552,242	1,927
*	Jefferies Group, Inc.	89,078	1,900
	Arthur J. Gallagher & Co.	88,035	1,879
	Commerce Bancshares, Inc.	58,816	1,872
	First American Corp.	71,293	1,847
*	CB Richard Ellis Group, Inc.	195,702	1,832
	Senior Housing
	Properties Trust REIT	109,218	1,782
	The Hanover Insurance
	Group Inc.	46,225	1,762
	Duke Realty Corp. REIT	193,152	1,694
	Aspen Insurance
	Holdings Ltd.	74,466	1,664
	White Mountains
	Insurance Group Inc.	7,225	1,654
	Janus Capital Group Inc.	143,812	1,639
	Camden Property Trust REIT	59,359	1,638
*	AmeriCredit Corp.	120,403	1,631
	Mack-Cali Realty Corp. REIT	69,203	1,578
	Bank of Hawaii Corp.	43,501	1,559
	Allied World Assurance
	Holdings, Ltd.	38,173	1,559
	SL Green Realty Corp. REIT	67,304	1,544
	Raymond James
	Financial, Inc.	89,701	1,544
	Essex Property Trust, Inc.
	REIT	24,265	1,510
	First Niagara Financial
	Group, Inc.	131,944	1,507
	American Financial

Group, Inc.	68,078	1,469
Marshall & Ilsley Corp.	304,564	1,462

			Market
			Value•
		Shares	($000)
	Weingarten Realty
	Investors REIT	99,837	1,449
	Corporate Office Properties
	Trust, Inc. REIT	49,364	1,448
	City National Corp.	39,284	1,447
	Valley National Bancorp	122,762	1,436
	Highwood Properties, Inc.
	REIT	63,719	1,425
	MFA Mortgage
	Investments, Inc. REIT	203,879	1,411
	TCF Financial Corp.	104,273	1,394
	UDR, Inc. REIT	134,828	1,393
	BancorpSouth, Inc.	67,768	1,391
	Associated Banc-Corp.	109,712	1,371
*	Alleghany Corp.	4,973	1,348
*	ProAssurance Corp.	28,771	1,330
*	Knight Capital Group, Inc.
	Class A	77,224	1,317
	Taubman Co. REIT	48,690	1,308
	Endurance Specialty
	Holdings Ltd.	44,438	1,302
	Westamerica Bancorporation	26,188	1,299
	Alexandria Real Estate
	Equities, Inc. REIT	35,853	1,283
	StanCorp Financial
	Group, Inc.	44,499	1,276
	FirstMerit Corp.	74,473	1,265
	Assured Guaranty Ltd.	101,044	1,251
	National Retail Properties
	REIT	71,988	1,249
	Jones Lang LaSalle Inc.	37,717	1,234
	The Macerich Co. REIT	70,085	1,234
	Platinum Underwriters
	Holdings, Ltd.	43,154	1,234
	Hospitality Properties Trust
	REIT	102,264	1,216
*	E*TRADE Financial Corp.	949,061	1,215
	Washington REIT	52,872	1,183
	IPC Holdings Ltd.	42,518	1,162
	Zions Bancorp	100,424	1,161
	Omega Healthcare
	Investors, Inc. REIT	74,606	1,158
	Prosperity Bancshares, Inc.	38,156	1,138
	BRE Properties Inc.
	Class A REIT	46,748	1,111
	UMB Financial Corp.	28,359	1,078
	Montpelier Re Holdings Ltd.	80,050	1,064
	Washington Federal Inc.	80,594	1,048
	American Campus
	Communities, Inc. REIT	46,300	1,027
*	Stifel Financial Corp.	21,294	1,024
	Greenhill & Co., Inc.	14,179	1,024
	Erie Indemnity Co. Class A	28,288	1,012

Home Properties, Inc. REIT	29,557	1,008
NewAlliance
Bancshares, Inc.	87,308	1,004

18

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Signature Bank	36,461	989
	Redwood Trust, Inc. REIT	65,563	968
	Apartment Investment &
	Management Co. Class A
	REIT	108,126	957
	Mid-America Apartment
	Communities, Inc. REIT	26,018	955
	CapitalSource Inc.	195,541	954
	Hatteras Financial Corp.
	REIT	33,168	948
	Tanger Factory Outlet
	Centers, Inc. REIT	29,183	946
	Healthcare Realty Trust Inc.
	REIT	54,895	924
	TFS Financial Corp.	85,820	911
*	PHH Corp.	49,882	907
	BioMed Realty Trust, Inc.
	REIT	87,945	900
	Equity Lifestyle
	Properties, Inc. REIT	23,991	892
	Protective Life Corp.	77,367	885
	Potlatch Corp. REIT	35,801	870
	Trustmark Corp.	44,833	866
	Wilmington Trust Corp.	63,401	866
	Brandywine Realty Trust
	REIT	113,658	847
	HRPT Properties Trust
	REIT	207,407	842
	Mercury General Corp.	25,091	839
	Glacier Bancorp, Inc.	56,776	839
	Fulton Financial Corp.	160,760	838
*	KBW Inc.	29,116	837
	Tower Group, Inc.	33,593	832
	PrivateBancorp, Inc.	36,793	818
*	SVB Financial Group	29,860	813
	Max Re Capital Ltd.	43,888	810
	BOK Financial Corp.	21,466	809
*	Investment Technology
	Group, Inc.	39,484	805
	Douglas Emmett, Inc. REIT	89,530	805
	Kilroy Realty Corp. REIT	38,668	794
	Apollo Investment Corp.	131,455	789
	Delphi Financial Group, Inc.	40,378	785
*	Argo Group
	International Holdings	27,711	782
	Odyssey Re Holdings Corp.	19,471	778
	First Financial
	Bankshares, Inc.	15,395	775
	Capitol Federal Financial	20,198	774
	Synovus Financial Corp.	257,692	770
	EastGroup Properties, Inc.
	REIT	23,278	769
	CIT Group Inc.	352,466	758
	DCT Industrial Trust Inc.
	REIT	184,998	755

			Market
			Value•
		Shares	($000)
	Zenith National
	Insurance Corp.	34,697	754
	R.L.I. Corp.	16,700	748
	Capstead Mortgage Corp.
	REIT	58,446	743
*	Piper Jaffray Cos., Inc.	16,969	741
	Franklin Street
	Properties Corp. REIT	55,317	733
	United Bankshares, Inc.	37,443	732
	Ares Capital Corp.	90,439	729
	Allied Capital Corp.	207,574	722
^	Validus Holdings, Ltd.	32,687	718
	Hancock Holding Co.	21,853	710
	LaSalle Hotel Properties
	REIT	57,231	706
	PS Business Parks, Inc.
	REIT	14,173	687
	Forest City Enterprise
	Class A	102,447	676
	Entertainment
	Properties Trust REIT	32,321	666
	NBT Bancorp, Inc.	30,319	658
	Anworth Mortgage
	Asset Corp. REIT	90,725	654
*	MBIA, Inc.	150,753	653
	optionsXpress Holdings Inc.	41,602	646
	Astoria Financial Corp.	75,300	646
	F.N.B. Corp.	102,927	637
	IBERIABANK Corp.	16,029	632
	Extra Space Storage Inc.
	REIT	75,285	629
	Selective Insurance Group	49,011	626
*	Ocwen Financial Corp.	48,194	625
^	American Capital Ltd.	193,484	621
	National Health Investors
	REIT	23,188	619
	Cash America
	International Inc.	26,327	616
	Employers Holdings, Inc.	45,411	615
	CBL & Associates
	Properties, Inc. REIT	114,078	615
	City Holding Co.	20,218	614
	DiamondRock
	Hospitality Co. REIT	96,247	602
	Old National Bancorp	60,373	593
	Community Bank
	System, Inc.	40,593	591
	Fannie Mae	1,018,833	591
	Developers Diversified
	Realty Corp. REIT	120,369	587
^	Park National Corp.	10,265	580
*	Navigators Group, Inc.	12,995	577
*	Interactive Brokers
	Group, Inc.	37,000	575
	Cathay General Bancorp	60,356	574
	Acadia Realty Trust REIT	43,751	571

19

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Whitney Holdings Corp.	60,978	559
	Chemical Financial Corp.	28,018	558
	Unitrin, Inc.	46,316	557
	First Citizens BancShares
	Class A	4,149	555
*	MF Global Ltd.	92,707	550
^	Popular, Inc.	246,500	542
^	Equity One, Inc. REIT	40,572	538
	Post Properties, Inc. REIT	40,008	538
	Bank Mutual Corp.	61,593	537
*	Dollar Financial Corp.	38,921	537
	TrustCo Bank NY	90,418	534
	First Midwest Bancorp, Inc.	72,558	530
	Brookline Bancorp, Inc.	56,295	525
	Independent Bank Corp.
	(MA)	26,455	521
*	Conseco, Inc.	217,069	514
	International
	Bancshares Corp.	49,647	512
*	Hilltop Holdings Inc.	42,437	504
	MGIC Investment Corp.	113,085	498
	Community Trust
	Bancorp Inc.	18,565	497
	MB Financial, Inc.	48,294	492
	East West Bancorp, Inc.	74,879	486
	National Penn
	Bancshares Inc.	104,655	482
	Sovran Self Storage, Inc.
	REIT	19,581	482
	Investors Real Estate Trust
	REIT	54,171	482
*	Portfolio Recovery
	Associates, Inc.	12,395	480
	Cousins Properties, Inc. REIT	55,553	472
	Financial Federal Corp.	22,958	472
	Infinity Property &
	Casualty Corp.	12,841	468
	Bank of the Ozarks, Inc.	21,556	466
*	PICO Holdings, Inc.	16,146	463
	First BanCorp Puerto Rico	113,643	449
	Provident Financial
	Services Inc.	48,800	444
	Provident New York
	Bancorp, Inc.	54,391	442
	First Commonwealth
	Financial Corp.	69,580	441
	Arrow Financial Corp.	16,317	441
	American Physicians
	Capital, Inc.	11,082	434
	Calamos Asset
	Management, Inc.	30,527	431
	Umpqua Holdings Corp.	55,252	429
	Boston Private Financial
	Holdings, Inc.	95,653	429
*	Amerisafe Inc.	27,389	426
	Saul Centers, Inc. REIT	14,379	425

			Market
			Value•
		Shares	($000)
	Alexander’s, Inc. REIT	1,558	420
	American Equity Investment
	Life Holding Co.	74,687	417
	Southside Bancshares, Inc.	18,197	416
	Sterling Bancshares, Inc.	64,609	409
	Camden National Corp.	12,006	409
	Wintrust Financial Corp.	25,395	408
	GFI Group Inc.	58,296	393
	Susquehanna
	Bancshares, Inc.	78,809	385
	Home Bancshares Inc.	20,228	385
	Gamco Investors Inc. Class A	7,908	384
*	Investors Bancorp, Inc.	41,463	380
	Amtrust Financial
	Services Inc.	32,638	372
	Dime Community
	Bancshares	40,724	371
	Inland Real Estate Corp.
	REIT	52,924	370
*	Freddie Mac	593,998	368
	CVB Financial Corp.	61,576	368
	Republic Bancorp, Inc.
	Class A	16,188	366
	Evercore Partners Inc.	18,600	365
	Renasant Corp.	24,182	363
	BancFirst Corp.	10,479	362
	Ambac Financial Group, Inc.	391,920	361
	Berkshire Hills Bancorp, Inc.	17,290	359
	Harleysville Group, Inc.	12,715	359
^	United Community
	Banks, Inc.	59,869	359
	First Financial Bancorp	47,456	357
*	First Cash Financial
	Services, Inc.	20,300	356
^	First Busey Corp.	48,074	353
^	Capital City Bank Group, Inc.	20,948	353
	Cohen & Steers, Inc.	23,459	351
	Horace Mann
	Educators Corp.	35,092	350
*	World Acceptance Corp.	17,421	347
	BGC Partners, Inc.	90,743	344
*	LaBranche & Co. Inc.	79,493	342
	Webster Financial Corp.	42,354	341
	Northwest Bancorp, Inc.	17,916	338
	ViewPoint Financial Group	21,833	333
*	Encore Capital Group, Inc.	24,807	329
	Ames National Corp.	13,400	327
	Columbia Banking
	System, Inc.	31,800	325
	Advance America,
	Cash Advance Centers, Inc.	72,407	321
	Capital Southwest Corp.	4,399	318
^	iStar Financial Inc. REIT	111,398	316
	Ashford Hospitality Trust
	REIT	112,378	316
*	Citizens, Inc.	51,630	314

20

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Abington Community
	Bancorp Inc.	38,972	310
	Safety Insurance Group, Inc.	10,094	308
	BankFinancial Corp.	34,189	303
	WesBanco, Inc.	20,721	301
*	Beneficial Mutual
	Bancorp, Inc.	31,324	301
	BlackRock Kelso
	Capital Corp.	48,184	300
	Cardinal Financial Corp.	38,323	300
	SWS Group, Inc.	21,292	297
*	EZCORP, Inc.	27,565	297
	Bryn Mawr Bank Corp.	15,734	297
*	Riskmetrics Group Inc.	16,736	296
	United Fire & Casualty Co.	17,068	293
	Baldwin & Lyons, Inc.
	Class B	14,729	290
	FBL Financial Group, Inc.
	Class A	35,122	290
	Presidential Life Corp.	38,193	289
*	FPIC Insurance Group, Inc.	9,419	288
	Hercules Technology
	Growth Capital, Inc.	34,214	286
*	Texas Capital
	Bancshares, Inc.	18,457	286
	Harleysville National Corp.	60,687	285
	Kearny Financial Corp.	24,900	285
	CoBiz Inc.	44,119	283
	S & T Bancorp, Inc.	22,862	278
	PacWest Bancorp	21,027	277
	Radian Group, Inc.	101,046	275
*	Forestar Real Estate
	Group, Inc.	22,964	273
	Gladstone Capital Corp.	35,385	266
	Oriental Financial Group Inc.	27,085	263
	Simmons First National Corp.	9,812	262
*	Asset Acceptance
	Capital Corp.	34,066	262
	First Merchants Corp.	32,178	258
	Medical Properties Trust Inc.
	REIT	42,292	257
	First Financial Holdings, Inc.	26,844	252
	The Phoenix Cos., Inc.	149,330	249
*	Avatar Holding, Inc.	13,699	249
	Walter Investment
	Management Corp. REIT	18,301	243
*	Pinnacle Financial
	Partners, Inc.	18,204	242
*	Cowen Group, Inc.	28,197	235
	Colonial Properties Trust
	REIT	31,351	232
	S.Y. Bancorp, Inc.	9,597	232
	Clifton Savings Bancorp, Inc.	21,108	227
	LTC Properties, Inc. REIT	11,070	226

Heartland Financial USA, Inc.	15,845	226
Ameris Bancorp	34,951	221

			Market
			Value•
		Shares	($000)
	Sunstone Hotel
	Investors, Inc. REIT	41,216	220
	Sierra Bancorp	17,176	217
*	TradeStation Group, Inc.	25,140	213
	Agree Realty Corp. REIT	11,533	211
*	Nelnet, Inc.	15,546	211
*	United America
	Indemnity, Ltd.	43,942	210
	Meadowbrook Insurance
	Group, Inc.	32,135	210
	Cedar Shopping
	Centers, Inc. REIT	46,020	208
	American National
	Bankshares Inc.	10,649	205
*	MarketAxess Holdings, Inc.	21,512	205
	Bancorp Rhode Island Inc.	10,295	203
	EMC Insurance Group, Inc.	9,739	203
	Consolidated-Tomoka
	Land Co.	5,767	202
	Lakeland Financial Corp.	10,564	201
	Central Pacific Financial Co.	53,485	201
	U.S. Global Investors, Inc.
	Class A	21,126	196
	First Source Corp.	11,321	196
	Donegal Group Inc. Class A	12,779	194
	SCBT Financial Corp.	8,135	193
	DuPont Fabros
	Technology Inc. REIT	20,057	189
	Lakeland Bancorp, Inc.	20,733	186
	StellarOne Corp.	14,325	186
	Getty Realty Holding Corp.
	REIT	9,776	184
	National Financial
	Partners Corp.	25,138	184
^	Colonial BancGroup, Inc.	293,432	182
	Sanders Morris Harris
	Group Inc.	33,002	182
	National Western Life
	Insurance Co. Class A	1,554	181
	Strategic Hotels and
	Resorts, Inc. REIT	160,573	178
	Associated Estates
	Realty Corp. REIT	29,102	173
	Essa Bancorp Inc.	12,601	172
	First Bancorp (NC)	10,861	170
	Medallion Financial Corp.	22,087	169
	First Industrial Realty Trust
	REIT	38,550	168
*	Western Alliance Bancorp	24,363	167
	First Community
	Bancshares, Inc.	12,944	166
	First Financial Corp. (IN)	5,230	165
*	FCStone Group, Inc.	41,370	163

	Flagstone Reinsurance
	Holdings Ltd.	15,819	163
*	Greenlight Capital Re. Ltd.	9,349	162

21

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Universal Health
	Realty Income REIT	5,061	160
	Prospect Energy Corp.	17,300	159
*	eHealth, Inc.	8,900	157
	Stewart Information
	Services Corp.	10,956	156
	Lexington Realty Trust REIT	45,690	155
	Westfield Financial, Inc.	17,135	155
	Enterprise Financial
	Services Corp.	16,823	153
	Flushing Financial Corp.	16,352	153
	TowneBank	10,801	151
	Great Southern
	Bancorp, Inc.	7,353	151
*	CNA Surety Corp.	10,946	148
	MCG Capital Corp.	59,899	146
	Banner Corp.	38,092	146
	Ameriserv Financial Inc.	80,052	144
	TriCo Bancshares	9,242	143
*	FBR Capital Markets Corp.	30,106	141
	Danvers Bancorp, Inc.	10,509	141
	Pacific Capital Bancorp	64,227	137
	Tompkins Trustco, Inc.	2,860	137
*	Republic First Bancorp, Inc.	17,473	136
	First Potomac REIT	13,781	134
	Pennsylvania REIT	26,850	134
	Duff & Phelps Corp.	7,500	133
*	Tejon Ranch Co.	4,965	132
	First of Long Island Corp.	5,666	131
	Sandy Spring Bancorp, Inc.	8,852	130
	First Mercury Financial Corp.	9,448	130
^	Life Partners Holdings	9,150	130
	Compass Diversified Trust	15,947	129
	OneBeacon Insurance
	Group Ltd.	11,000	129
	BRT Realty Trust REIT	28,113	127
*	Marlin Business
	Services Inc.	22,538	126
*	Guaranty Bancorp	65,579	125
^	UCBH Holdings, Inc.	98,218	124
	Washington Trust
	Bancorp, Inc.	6,878	123
	Alesco Financial, Inc. REIT	153,542	121
	Resource America, Inc.	22,502	121
	Center Bancorp, Inc.	14,729	120
	The PMI Group Inc.	60,473	120
*	Citizens Banking Corp.	165,257	117
	State Auto Financial Corp.	6,702	117

	NYMAGIC, Inc.	8,297	115
*	Metro Bancorp Inc.	5,972	115
*	Crawford & Co. Class B	23,931	115
	U-Store-It Trust REIT	23,422	115
*	International Assets
	Holding Corp.	7,661	114
	FelCor Lodging Trust, Inc.
	REIT	46,270	114

			Market
			Value•
		Shares	($000)
	Parkway Properties Inc.
	REIT	8,710	113
	The South Financial
	Group, Inc.	92,293	110
	Urstadt Biddle Properties
	Class A REIT	7,698	108
	Suffolk Bancorp	4,176	107
*,^	CompuCredit Corp.	46,124	106
*	Safeguard Scientifics, Inc.	80,067	106
	OceanFirst Financial Corp.	8,524	102
	Education Realty Trust, Inc.
	REIT	23,305	100
	American Capital
	Agency Corp. REIT	4,300	99
	Capitol Bancorp Ltd.	37,216	99
	German American Bancorp	6,816	98
	Sterling Financial Corp.	32,946	96
	First Defiance Financial Corp.	7,312	95
*	Rewards Network Inc.	24,822	94
	Univest Corp.
	of Pennsylvania	4,594	93
*	American Safety Insurance
	Holdings, Ltd.	6,800	93
	Merchants Bancshares, Inc.	4,126	92
*	The First Marblehead Corp.	44,916	91
	Sun Communities, Inc. REIT	6,380	88
*	Penson Worldwide, Inc.	9,728	87
*	Oritani Financial Corp.	6,311	87
*	Bank of Florida Corp.	27,322	86
	Financial Institutions, Inc.	6,247	85
	Cascade Financial Corp.	36,647	79
	Northfield Bancorp, Inc.	6,797	79
	ASTA Funding, Inc.	14,455	79
	Alliance Financial Corp.	2,711	77
^	Arbor Realty Trust, Inc. REIT	43,381	76
	Century Bancorp, Inc.
	Class A	4,105	76
	WSFS Financial Corp.	2,698	74
*	American
	Independence Corp.	15,579	72
^	City Bank Lynnwood (WA)	30,530	72
*	PMA Capital Corp. Class A	15,832	72
^	BancTrust Financial
	Group, Inc.	23,803	71
	BankAtlantic Bancorp, Inc.
	Class A	18,338	71
	MVC Capital, Inc.	8,360	71

*	Ladenburg Thalmann
	Financial Services, Inc.	129,695	70
^	Frontier Financial Corp.	57,565	70
	Comm Bancorp, Inc.	1,769	69
	CFS Bancorp, Inc.	16,281	69
	Hanmi Financial Corp.	39,333	69
	Investors Title Co.	2,504	67
	Union Bankshares Corp.	4,439	66

22

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Eastern Virginia
	Bankshares, Inc.	7,487	65
	Anthracite Capital Inc. REIT	103,015	64
	Citizens & Northern Corp.	3,103	64
*	Broadpoint Gleacher
	Securities Inc.	11,238	63
	NorthStar Realty
	Finance Corp. REIT	22,084	62
*	First Acceptance Corp.	28,851	61
	Amcore Financial, Inc.	74,930	61
*	Credit Acceptance Corp.	2,800	61
	Kite Realty Group Trust REIT	20,750	61
	CapLease, Inc. REIT	21,720	60
	Sterling Bancorp	7,171	60
	Student Loan Corp.	1,609	60
*	Virtus Investment
	Partners Inc.	4,016	59
*	United PanAm
	Financial Corp.	16,541	59
	First Financial Northwest, Inc.	7,500	59
^	Cascade Bancorp	41,579	59
	Mission West Properties Inc.
	REIT	8,567	59
	Federal Agricultural
	Mortgage Corp. Class C	12,037	58
*	Ampal-American Israel Corp.	23,328	57
	Anchor Bancorp
	Wisconsin Inc.	42,747	56
	Glimcher Realty Trust REIT	18,562	54
*	Reis, Inc.	13,650	53
	Peoples Bancorp, Inc.	3,062	52
	K-Fed Bancorp	5,582	51
	LSB Corp.	4,999	51
	Mainsource Financial
	Group, Inc.	6,687	50
	Ramco-Gershenson
	Properties Trust REIT	4,805	48
	Colony Bankcorp, Inc.	6,706	48
	Capital Bank Corp.	10,018	48
*	Seabright Insurance
	Holdings, Inc.	4,633	47
	ESB Financial Corp.	3,558	47

	First Place Financial Corp.	14,747	46
	Winthrop Realty Trust REIT	5,127	46
	Atlantic Coast Federal Corp.	22,599	43
*	Tree.com, Inc.	4,454	43
	Shore Bancshares, Inc.	2,379	43
	Ameriana Bancorp	11,143	43
	VIST Financial Corp.	6,411	42
	Southwest Bancorp, Inc.	4,254	42
	Cadence Financial Corp.	18,300	41
	Gramercy Capital Corp. REIT	24,868	40
	Center Financial Corp.	15,249	38
*	First State Bancorporation	19,054	37
	Smithtown Bancorp, Inc.	2,863	37
	RAIT Financial Trust REIT	26,606	36

			Market
			Value•
		Shares	($000)
	First South Bancorp, Inc.	3,129	36
*	Meridian Interstate
	Bancorp, Inc.	4,724	35
*	Arlington Asset
	Investment Corp.
	Class A Shares REIT	92,285	35
	Nara Bancorp, Inc.	6,629	34
	Centerstate Banks of Florida	4,571	34
	Westwood Holdings
	Group, Inc.	777	32
^	Capital Trust Class A REIT	22,139	32
	North Valley Bancorp	6,436	32
	Bank of Granite Corp.	9,915	30
	Farmers Capital Bank Corp.	1,180	30
	Kayne Anderson Energy
	Development Co.	2,200	29
*	Primus Guaranty, Ltd.	12,300	29
	Monmouth Real Estate
	Investment Corp. REIT	4,736	28
	Wilshire Bancorp Inc.	4,798	28
	PMC Commercial Trust REIT	3,875	26
^	Old Second Bancorp, Inc.	4,202	25
	Hersha Hospitality Trust REIT	9,885	25
	UMH Properties, Inc. REIT	3,070	24
	Peapack Gladstone
	Financial Corp.	1,263	24
*	Sun Bancorp, Inc. (NJ)	4,671	24
*	NewStar Financial, Inc.	12,108	23
	Greene County Bancshares	5,147	23
	Meta Financial Group, Inc.	1,049	23
^	W Holding Co., Inc.	1,569	22
	PremierWest Bancorp	6,453	22
*	Waterstone Financial, Inc.	7,200	21
	Gladstone Investment Corp.	4,400	21
	NGP Capital Resources Co.	3,600	21
*	Maguire Properties, Inc.
	REIT	24,623	21
*	Flagstar Bancorp, Inc.	30,609	21
	First United Corp.	1,815	20
	Camco Financial Corp.	8,512	20
*,^	Corus Bankshares Inc.	72,982	20

^	Newcastle Investment Corp.
	REIT	30,001	20
	Citizens South Banking Corp.	3,809	20
	Rome Bancorp, Inc.	2,312	19
*	First Keystone Financial, Inc.	2,063	19
	First M&F Corp.	4,667	19
	Heritage Commerce Corp.	5,040	19
	Heritage Financial Corp.	1,610	19
	NewBridge Bancorp.	8,425	17
	West Bancorporation	3,478	17
*	The Bancorp Inc.	2,757	17
*	Consumer Portfolio
	Services, Inc.	27,451	16
*	Pacific Mercantile Bancorp	3,238	14
	Mercantile Bank Corp.	4,011	13

23

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Irwin Financial Corp.	18,070	13
*	Maui Land &
	Pineapple Co., Inc.	1,676	13
*	Macatawa Bank Corp.	4,554	13
	Independent Bank Corp. (MI)	9,627	13
	Provident Financial
	Holdings, Inc.	2,290	13
	Wainwright Bank & Trust Co.	1,613	13
	Grubb & Ellis Co.	15,294	12
	Fifth Street Finance Corp.	1,216	12
*	Deerfield Capital Corp.	2,543	11
*	AmericanWest
	Bancorporation	20,121	11
	Pulaski Financial Corp.	1,691	11
	TF Financial Corp.	616	11
	Preferred Bank	2,850	11
	Kansas City Life
	Insurance Co.	400	11
	TierOne Corp.	5,200	11
	Seacoast Banking Corp.
	of Florida	4,404	11
*	Stratus Properties Inc.	1,599	10
	National Interstate Corp.	660	10
*	First Regional Bancorp	7,914	10
	HopFed Bancorp, Inc.	1,005	10
*	BCSB Bancorp, Inc.	1,195	10
	West Coast Bancorp	4,749	10
*	Community Bancorp	10,370	10
*	Virginia Commerce
	Bancorp, Inc.	4,186	10
	Advanta Corp. Class B	22,200	9
	Jefferson Bancshares, Inc.	1,600	9
*	Citizens First Bancorp, Inc.	11,243	9
*	Guaranty Financial
	Group, Inc.	47,664	9
*	United Community

Financial Corp.	7,545	8
First Financial Service Corp.	438	8
Codorus Valley Bancorp, Inc.	1,184	7
Hampton Roads
Bankshares, Inc.	900	7
Resource Capital Corp. REIT	2,172	7
Middleburg Financial Corp.	500	7
First Federal Bancshares of
Arkansas, Inc.	1,606	6
One Liberty Properties, Inc.
REIT	1,086	6
Cogdell Spencer Inc. REIT	1,400	6
HMN Financial, Inc.	1,711	6
Firstbank Corp.	820	6
Integra Bank Corp.	4,988	6
Indiana Community Bancorp	438	6
Bridge Bancorp, Inc.	200	5
Midwest Banc Holdings, Inc.	6,867	5
Unity Bancorp, Inc.	1,310	5
MutualFirst Financial Inc.	500	4

			Market
			Value•
		Shares	($000)
	FNB Corp. (NC)	1,696	4
	Horizon Financial Corp.	3,785	4
	HF Financial Corp.	347	4
	Wayne Savings
	Bancshares, Inc.	673	4
*	AMV Liquidating Trust	34,500	4
	Federal Agricultural
	Mortgage Corp. Class A	1,021	4
	Northrim Bancorp Inc.	256	4
*	Royal Bancshares
	of Pennsylvania, Inc.	1,768	3
*	Northern States
	Financial Corp.	599	3
*	Specialty Underwriters’
	Alliance, Inc.	500	3
*	Superior Bancorp	1,211	3
	Peoples Financial Corp.	166	3
	Timberland Bancorp, Inc.	706	3
	Parkvale Financial Corp.	316	3
	State Bancorp, Inc.	330	2
	Thomas Properties
	Group, Inc.	1,100	2
	Advanta Corp. Class A	3,855	2
	Princeton National
	Bancorp, Inc.	100	1
*	Security Bank Corp.	2,998	1
	Habersham Bancorp	395	1
*	TIB Financial Corp.	391	1
	21st Century Holding Co.	282	1
	Brooklyn Federal Bancorp	44	—
	MetroCorp Bancshares, Inc.	159	—
*	Harrington West
	Financial Group, Inc.	351	—
*	Valley National Bankcorp
	Warrants Exp. 6/30/15	240	—

*	Teton Advisors Inc. Class B	143	—
	Patriot Capital Funding Inc.	10	—
			1,297,670
Health Care (13.7%)
	Johnson & Johnson	2,497,842	141,877
	Pfizer Inc.	6,091,890	91,378
	Abbott Laboratories	1,395,628	65,650
	Wyeth	1,202,373	54,576
	Merck & Co., Inc.	1,909,351	53,385
*	Amgen Inc.	945,523	50,056
*	Gilead Sciences, Inc.	822,801	38,540
	Schering-Plough Corp.	1,469,292	36,909
	Bristol-Myers Squibb Co.	1,788,762	36,330
	Medtronic, Inc.	1,010,466	35,255
	Eli Lilly & Co.	924,634	32,029
	Baxter International, Inc.	554,656	29,375
	UnitedHealth Group Inc.	1,098,470	27,440
*	WellPoint Inc.	450,318	22,917
*	Medco Health
	Solutions, Inc.	443,637	20,234
*	Celgene Corp.	415,156	19,861

24

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Covidien PLC	455,287	17,046
*	Express Scripts Inc.	232,796	16,005
*	Thermo Fisher
	Scientific, Inc.	379,670	15,479
	Becton, Dickinson & Co.	216,580	15,444
*	Boston Scientific Corp.	1,356,842	13,758
*	Genzyme Corp.	244,463	13,609
	Allergan, Inc.	274,567	13,064
*	St. Jude Medical, Inc.	310,828	12,775
*	Biogen Idec Inc.	268,534	12,124
	McKesson Corp.	247,367	10,884
	Stryker Corp.	268,679	10,677
	Aetna Inc.	416,678	10,438
	Cardinal Health, Inc.	325,466	9,943
*	Zimmer Holdings, Inc.	203,345	8,663
	Quest Diagnostics, Inc.	146,524	8,268
*	Forest Laboratories, Inc.	272,554	6,844
	C.R. Bard, Inc.	89,843	6,689
*	Laboratory Corp. of
	America Holdings	97,798	6,630
*	Life Technologies Corp.	156,990	6,550
	CIGNA Corp.	244,921	5,900
*	Intuitive Surgical, Inc.	35,320	5,780
*	Hospira, Inc.	144,663	5,572
*	Vertex Pharmaceuticals, Inc.	145,639	5,191
*	Humana Inc.	153,200	4,942
	AmerisourceBergen Corp.	275,786	4,892
*	DaVita, Inc.	93,631	4,631
*	Waters Corp.	88,776	4,569
*	Illumina, Inc.	109,885	4,279
*	Varian Medical
	Systems, Inc.	112,775	3,963
	DENTSPLY
	International Inc.	127,481	3,891
*	Cerner Corp.	62,397	3,887
*	Henry Schein, Inc.	80,994	3,884
*	Cephalon, Inc.	66,989	3,795
*	Mylan Inc.	276,406	3,607
*	Millipore Corp.	50,169	3,522
*	Edwards Lifesciences Corp.	50,594	3,442
*	Hologic, Inc.	232,231	3,305
	Beckman Coulter, Inc.	57,058	3,260
*	Myriad Genetics, Inc.	86,032	3,067
*	Alexion
	Pharmaceuticals, Inc.	74,052	3,045
*	Watson
	Pharmaceuticals, Inc.	90,203	3,039
*	Covance, Inc.	57,598	2,834
*	ResMed Inc.	68,807	2,803
	Omnicare, Inc.	107,394	2,766
*	Coventry Health Care Inc.	135,194	2,529
*	Dendreon Corp.	100,743	2,503
*	IDEXX Laboratories, Inc.	53,696	2,481
*	Inverness Medical
	Innovations, Inc.	67,198	2,391

			Market
			Value•
		Shares	($000)
*	Mettler-Toledo
	International Inc.	30,479	2,351
	Pharmaceutical Product
	Development, Inc.	96,767	2,247
*	King Pharmaceuticals, Inc.	224,247	2,160
*	Community Health
	Systems, Inc.	83,519	2,109
	IMS Health, Inc.	165,423	2,101
	Techne Corp.	32,261	2,059
*	Gen-Probe Inc.	47,767	2,053
	Universal Health Services
	Class B	41,796	2,042
*	Charles River
	Laboratories, Inc.	60,455	2,040
*	VCA Antech, Inc.	76,414	2,040
	Perrigo Co. (U.S.Shares)	71,087	1,975
*	Endo Pharmaceuticals
	Holdings, Inc.	106,144	1,902
	PerkinElmer, Inc.	105,996	1,844
*	Valeant Pharmaceuticals
	International	70,163	1,805
*	Patterson Companies, Inc.	83,078	1,803
*	United Therapeutics Corp.	21,472	1,789
*	MEDNAX, Inc.	41,322	1,741
*	Sepracor Inc.	98,752	1,710
*	Amylin
	Pharmaceuticals, Inc.	124,713	1,684
	Owens & Minor, Inc.	37,456	1,641
	Teleflex Inc.	36,153	1,621
*	Lincare Holdings, Inc.	67,116	1,579
*	OSI Pharmaceuticals, Inc.	51,991	1,468
*	Nuvasive, Inc.	32,891	1,467
*	Health Net Inc.	93,946	1,461
*	Onyx Pharmaceuticals, Inc.	51,205	1,447
*	BioMarin
	Pharmaceutical Inc.	90,439	1,412
*	Isis Pharmaceuticals, Inc.	84,307	1,391
	STERIS Corp.	53,233	1,388
*	Thoratec Corp.	51,197	1,371
*	Haemonetics Corp.	23,154	1,320
*	AMERIGROUP Corp.	48,671	1,307
*	Kinetic Concepts, Inc.	47,919	1,306
*	Bio-Rad Laboratories, Inc.
	Class A	16,921	1,277
*	Tenet Healthcare Corp.	437,598	1,234
*	Auxilium
	Pharmaceuticals, Inc.	39,079	1,226
*	Magellan Health
	Services, Inc.	36,854	1,210
*	Warner Chilcott Ltd.	91,310	1,201
*	LifePoint Hospitals, Inc.	45,011	1,182
*	HLTH Corp.	88,855	1,164
*	HealthSouth Corp.	79,419	1,147
*	Psychiatric Solutions, Inc.	48,464	1,102
*	Health Management
	Associates Class A	221,026	1,092

25

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Masimo Corp.	44,522	1,073
*	American Medical Systems
	Holdings, Inc.	66,821	1,056
	West Pharmaceutical
	Services, Inc.	30,091	1,049
*	Varian, Inc.	26,119	1,030
	The Cooper Companies, Inc.	41,642	1,030
*	PSS World Medical, Inc.	55,516	1,028
*	Regeneron
	Pharmaceuticals, Inc.	56,925	1,020
*	Dionex Corp.	16,224	990
*	Medarex, Inc.	118,122	986
*	Acorda Therapeutics Inc.	34,729	979
*	Cubist Pharmaceuticals, Inc.	52,732	967
^	Quality Systems, Inc.	16,890	962
	Allscripts Healthcare
	Solutions, Inc.	60,636	962
*	HMS Holdings Corp.	23,586	960
*	Alkermes, Inc.	85,818	929
*	Eclipsys Corp.	51,800	921
	Hill-Rom Holdings, Inc.	55,038	893
*	Immucor Inc.	63,827	878
	PDL BioPharma Inc.	109,919	868
*	Catalyst Health
	Solutions, Inc.	34,254	854
	Medicis
	Pharmaceutical Corp.	52,320	854
*	AMAG Pharmaceuticals, Inc.	15,601	853
	Meridian Bioscience Inc.	37,172	839
*	Amedisys Inc.	25,135	830
	Chemed Corp.	20,450	807
*	Centene Corp.	39,619	792
*	Savient Pharmaceuticals Inc.	55,719	772
*	PAREXEL International Corp.	52,158	750
*	AthenaHealth Inc.	20,000	740
*	WellCare Health Plans Inc.	39,141	724
*	Alnylam Pharmaceuticals Inc.	31,850	709
*	Cepheid, Inc.	73,606	693
*	Cougar Biotechnology Inc.	16,000	687
*	Allos Therapeutics Inc.	81,469	675
*	Luminex Corp.	36,155	670
*	Par Pharmaceutical Cos. Inc.	44,129	669
*	Geron Corp.	86,812	666
*	Conceptus, Inc.	39,014	659
	Martek Biosciences Corp.	30,699	649
	Analogic Corp.	17,193	635
*	Theravance, Inc.	43,297	634
*	Halozyme Therapeutics Inc.	89,030	621
*	ev3 Inc.	57,687	618
*	Abaxis, Inc.	30,081	618
*	Seattle Genetics, Inc.	62,669	609
*	AmSurg Corp.	28,411	609
*	Phase Forward Inc.	39,950	604
*	Affymetrix, Inc.	100,164	594
*	CONMED Corp.	38,236	593
*	Celera Corp.	77,509	591

			Market
			Value•
		Shares	($000)
*	Arena Pharmaceuticals, Inc.	115,954	579
*	Wright Medical Group, Inc.	34,953	568
*	PharMerica Corp.	28,817	566
*	Cyberonics, Inc.	34,012	566
*	Medivation Inc.	25,100	563
*	Human Genome
	Sciences, Inc.	195,561	559
*	Volcano Corp.	39,617	554
*	Align Technology, Inc.	51,894	550
*	Bio-Reference
	Laboratories, Inc.	17,028	538
*	Nektar Therapeutics	82,803	537
*	Cypress Bioscience, Inc.	56,417	531
	Computer Programs and
	Systems, Inc.	13,788	528
	Landauer, Inc.	8,578	526
	Invacare Corp.	29,807	526
*	InterMune Inc.	33,864	515
*	Xenoport Inc.	21,700	503
*	Enzon Pharmaceuticals, Inc.	63,727	502
*	Integra
	LifeSciences Holdings	18,821	499
*,^	MannKind Corp.	59,725	496
*	Greatbatch, Inc.	21,698	491
*	Natus Medical Inc.	42,455	490
*	Healthspring, Inc.	44,080	479
*	Healthways, Inc.	34,822	468
*	Air Methods Corp.	17,090	468
*	Exelixis, Inc.	95,881	467
*	ABIOMED, Inc.	52,277	461
*	Accuray Inc.	68,246	455
*	ArQule, Inc.	73,907	454
*	Hanger Orthopedic
	Group, Inc.	33,098	450
*	ICU Medical, Inc.	10,915	449
*	Gentiva Health Services, Inc.	25,596	421
*	Cantel Medical Corp.	25,330	411
*	The Medicines Co.	48,640	408
*	BioScrip Inc.	67,274	398
*	Genomic Health, Inc.	21,681	376
*	Affymax Inc.	20,208	372
*	Bruker BioSciences Corp.	39,228	363
*	Alliance HealthCare
	Services Inc.	48,620	356
	Brookdale Senior Living Inc.	36,563	356
*	Avanir Pharmaceuticals
	Class A	158,715	352
*	Incyte Corp.	106,178	349
*	ViroPharma Inc.	57,562	341
*	ATS Medical, Inc.	102,631	338
*	Emeritus Corp.	25,405	336
*	AMN Healthcare
	Services, Inc.	52,544	335
*,^	GTx, Inc.	36,079	333
*	Kindred Healthcare, Inc.	26,919	333

26

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Cadence
	Pharmaceuticals, Inc.	33,306	333
*	Kensey Nash Corp.	12,689	333
*	Emergency Medical Services
	LP Class A	9,000	331
*	Albany Molecular
	Research, Inc.	39,452	331
*	Rigel Pharmaceuticals, Inc.	27,200	330
*	Assisted Living
	Concepts Inc.	22,527	328
*	CorVel Corp.	13,837	315
*	inVentiv Health, Inc.	23,214	314
*	MedAssets, Inc.	16,100	313
	Atrion Corp.	2,308	309
*	Array BioPharma Inc.	97,994	308
*	Momenta
	Pharmaceuticals, Inc.	25,120	302
*	Merit Medical Systems, Inc.	18,487	301
*,^	Antigenics, Inc.	142,858	300
*	Salix Pharmaceuticals, Ltd.	30,387	300
*	BioCryst
	Pharmaceuticals, Inc.	74,092	299
*	Noven Pharmaceuticals, Inc.	20,877	299
*	Cross Country
	Healthcare, Inc.	43,133	296
*	SurModics, Inc.	13,051	295
*	Universal American Corp.	33,559	293
*	American Dental
	Partners, Inc.	31,734	288
*	AVI BioPharma, Inc.	178,081	281
*	Orthofix International N.V.	11,189	280
*	Capital Senior Living Corp.	61,232	279
*	Abraxis BioScience	7,431	274
*	Quidel Corp.	18,805	274
*	eResearch Technology, Inc.	43,862	272
*	America Service Group Inc.	16,905	272
*	Questcor
	Pharmaceuticals, Inc.	54,200	271
*	Accelrys Inc.	45,418	268
*	Amicas, Inc.	95,849	266
*	ImmunoGen, Inc.	29,817	257
*	Cutera, Inc.	29,629	255
*	Vivus, Inc.	41,684	253
*	ARIAD
	Pharmaceuticals, Inc.	158,169	252
*	Allied Healthcare
	International Inc.	115,012	250
*	DepoMed, Inc.	76,566	249
*	Acadia Pharmaceuticals Inc.	110,968	243
*	CryoLife Inc.	41,290	229
*	Ligand Pharmaceuticals Inc.
	Class B	79,637	228
*	RehabCare Group, Inc.	9,477	227
*	Symmetry Medical Inc.	24,200	226
*	K-V Pharmaceutical Co.
	Class A	69,948	225
			Market
			Value•
		Shares	($000)
*	Inspire Pharmaceuticals, Inc.	39,086	217
*	Alphatec Holdings, Inc.	64,572	214
*	LHC Group Inc.	9,600	213
*	Anika Resh Inc.	44,533	212
*	Sequenom, Inc.	53,753	210
*	Zoll Medical Corp.	10,774	208
*	Molina Healthcare Inc.	8,500	203
*	Exactech, Inc.	13,833	201
*	Almost Family Inc.	7,662	200
*	Facet Biotech Corp.	21,529	200
*	Emergent BioSolutions Inc.	13,950	200
*	Biodel Inc.	38,126	197
*	Adolor Corp.	111,517	196
*	Sirona Dental Systems Inc.	9,778	195
*	Genoptix, Inc.	6,100	195
*	Neogen Corp.	6,653	193
*	Palomar Medical
	Technologies, Inc.	12,812	188
*	Res-Care, Inc.	13,019	186
*	Optimer Pharmaceuticals Inc.	12,400	186
*	NPS Pharmaceuticals Inc.	37,657	175
*	MWI Veterinary Supply Inc.	5,000	174
*	Sun Healthcare Group Inc.	20,200	170
*	DURECT Corp.	71,573	170
	National Healthcare Corp.	4,480	170
*	Aspect Medical
	Systems, Inc.	27,820	164
*	Akorn, Inc.	136,684	164
*	Odyssey Healthcare, Inc.	15,929	164
*	Pain Therapeutics, Inc.	29,876	160
*	Idenix Pharmaceuticals Inc.	42,528	157
*	Omnicell, Inc.	14,338	154
	Merge Healthcare Inc.	35,735	154
*	Medical Action Industries Inc.	13,400	153
*	Cytokinetics, Inc.	53,513	151
*	Pozen Inc.	19,561	150
*	Continucare Corp.	63,099	147
*	MedCath Corp.	12,390	146
*	Alexza Pharmaceuticals, Inc.	60,905	144
*	SonoSite, Inc.	6,969	140
*	Zymogenetics, Inc.	30,213	139
*	Orthovita, Inc.	26,606	137
*	Cynosure Inc.	17,900	137
*	IRIS International, Inc.	11,438	135
*	Dexcom Inc.	21,765	135
*	Biomimetic Therapeutics, Inc.	14,542	134
*	Pharmasset, Inc.	11,900	134
*	IPC The Hospitalist Co.	4,993	133
*	Curis, Inc.	83,605	133
*,^	Celldex Therapeutics, Inc.	16,848	132
*	Clarient, Inc.	35,251	131
*	Columbia Laboratories Inc.	112,196	128
*	Harvard Bioscience, Inc.	32,348	128
*	Dyax Corp.	58,248	125
*	Rochester Medical Corp.	8,732	117
*	Maxygen Inc.	16,575	111

27

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	US Physical Therapy, Inc.	7,364	109
*	Anadys Pharmaceuticals Inc.	57,338	107
*	Caliper Life Sciences, Inc.	58,415	103
*	Five Star Quality Care, Inc.	54,124	103
*	Bio Imaging Technologies	28,729	103
*	Cardiac Science Corp.	25,269	102
*	Triple-S Management Corp.	6,460	101
*,^	Hemispherx Biopharma, Inc.	39,382	100
*	Myriad Pharmaceuticals Inc.	21,508	100
*	Endologix, Inc.	29,694	99
*	BMP Sunstone Corp.	20,893	99
*	Immunomedics Inc.	38,684	98
*	BioLase Technology, Inc.	56,502	95
*,^	Osiris Therapeutics, Inc.	7,100	95
*	I-Flow Corp.	13,685	95
*	MiddleBrook
	Pharmaceuticals Inc.	66,191	89
*	Progenics
	Pharmaceuticals, Inc.	17,277	89
*	Allion Healthcare Inc.	14,690	87
*	Aastrom Biosciences, Inc.	204,553	86
*	Clinical Data, Inc.	7,800	86
*	Vital Images, Inc.	7,125	81
*	Cambrex Corp.	18,866	78
*	Caraco Pharmaceutical
	Laboratories, Ltd.	24,070	74
*	CardioNet, Inc.	4,400	72
*	Discovery Laboratories, Inc.	68,754	71
*	Kendle International Inc.	5,707	70
*	Spectranetics Corp.	14,143	70
*	Nabi Biopharmaceuticals	28,374	69
*	BioSphere Medical Inc.	27,491	66
*	Enzo Biochem, Inc.	14,711	65
*	Idera Pharmaceuticals, Inc.	10,285	60
*	CuraGen Corp.	41,588	60
*	RTI Biologics, Inc.	13,379	57
*	PDI, Inc.	13,965	57
*	Nighthawk Radiology
	Holdings, Inc.	15,154	56
*	Icad Inc.	42,753	56
*	Candela Corp.	51,632	53
*	Sunrise Senior Living, Inc.	31,787	52
*	Cerus Corp.	50,588	52
*	Neurocrine Biosciences, Inc.	15,959	52
*	Providence Service Corp.	4,531	50
*	deCODE genetics, Inc.	91,030	48
*	Sangamo BioSciences, Inc.	9,647	48
*	Vanda Parmaceuticals, Inc.	3,800	45
*	Vascular Solutions, Inc.	5,686	44
*	LCA-Vision Inc.	10,487	44
*	GenVec, Inc.	60,242	44
*	Synovis Life
	Technologies, Inc.	2,100	44
*	Avigen, Inc.	31,139	41
*	Ista Pharmaceuticals Inc.	9,776	41
*	Hansen Medical Inc.	8,149	40

			Market
			Value•
		Shares	($000)
*	Peregrine
	Pharmaceuticals, Inc.	47,335	40
*	Opko Health, Inc.	22,400	40
*	Osteotech, Inc.	8,935	39
*	HealthTronics Surgical
	Services, Inc.	19,398	39
*	Penwest Pharmaceuticals Co.	13,587	39
*	OraSure Technologies, Inc.	15,609	39
*	Insmed Inc.	37,750	38
*	Cytrx Corp.	32,600	36
*	Novavax, Inc.	10,811	35
*	SciClone
	Pharmaceuticals, Inc.	13,095	34
*	Lexicon Pharmaceuticals Inc.	25,762	32
	Psychemedics Corp.	4,628	32
*	StemCells, Inc.	17,974	31
*	Repligen Corp.	5,551	31
*	Infinity Pharmaceuticals, Inc.	5,218	30
*	Monogram Biosciences Inc.	6,692	30
*,^	Cell Genesys, Inc.	103,676	30
*	Somanetics Corp.	1,801	30
*	SuperGen, Inc.	14,785	30
*	Bovie Medical Corp.	3,400	30
*	Animal Health
	International, Inc.	18,459	29
*	STAAR Surgical Co.	11,213	27
*	American Caresource
	Holding, Inc.	7,200	27
*	CPEX Pharmaceuticals, Inc.	2,615	26
*	Oxigene, Inc.	11,910	26
*	Santarus Inc.	9,196	26
*	National Dentex Corp.	3,944	26
*	ThermoGenesis Corp.	37,607	24
*	Theragenics Corp.	18,231	24
*	MAKO Surgical Corp.	2,600	23
*	XOMA Ltd.	28,554	23
*	Arrowhead Research Corp.	52,360	23
*	SIGA Technologies, Inc.	2,700	23
*	Skilled Healthcare Group Inc.	3,000	23
*	Chindex International, Inc.	1,800	22
*	Vical, Inc.	7,842	21
*	ADVENTRX
	Pharmaceuticals, Inc.	137,900	21
*	Corcept Therapeutics Inc.	23,958	19
*	Hooper Holmes, Inc.	42,124	19
*	Telik, Inc.	21,589	18
*	Micrus Endovascular Corp.	1,927	17
*	TomoTherapy, Inc.	6,200	17
*	Life Sciences Research, Inc.	2,300	17
*	Rural/Metro Corp.	6,345	16
*	Hi-Tech Pharmacal Co., Inc.	1,800	16
*	Metabolix Inc.	1,900	16
*	Mediware Information
	Systems, Inc.	2,170	13
*	Orexigen Therapeutics Inc.	2,550	13
*	Arca Biopharma Inc.	3,931	13

28

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Javelin Pharmaceuticals, Inc.	9,800	12
*	Stereotaxis Inc.	3,100	12
	Trimeris, Inc.	5,826	12
*	EntreMed, Inc.	23,118	12
*	Orchid Cellmark, Inc.	6,213	10
*	Dynavax Technologies Corp.	7,379	10
*	NMT Medical, Inc.	3,896	9
	Young Innovations, Inc.	377	8
*	Orthologic Corp.	11,489	8
*	PhotoMedex, Inc.	7,310	8
*	RXi Pharmaceuticals Corp.	1,626	7
*	IVAX Diagnostics, Inc.	10,266	7
*	OTIX Global, Inc.	8,444	7
*	Pharmacyclics, Inc.	4,319	6
*	Strategic Diagnostics Inc.	3,632	4
*	Cardica, Inc.	2,775	4
*	GTC Biotherapeutics, Inc.	1,272	3
*	Dialysis Corp. of America	665	3
*	Epicept Corp.	3,977	3
*	Novamed, Inc.	620	2
*	Matrixx Initiatives, Inc.	418	2
*	Insulet Corp.	200	2
*	Neurogen Corp.	5,865	1
*	Interleukin Genetics, Inc.	2,262	1
*	Heska Corp.	2,582	1
*	Chelsea Therapeutics
	International, Ltd.	200	1
*	Neurobiological
	Technolgoies, Inc.	619	—
			1,237,869
Industrials (10.4%)
	General Electric Co.	9,545,307	111,871
	United Technologies Corp.	809,534	42,063
	3M Co.	595,569	35,794
	United Parcel Service, Inc.	612,185	30,603
	The Boeing Co.	623,287	26,490
	Lockheed Martin Corp.	303,539	24,480
	Union Pacific Corp.	454,683	23,671
	Burlington Northern
	Santa Fe Corp.	306,658	22,552
	Emerson Electric Co.	682,274	22,106
	Honeywell International Inc.	631,115	19,817
	Caterpillar, Inc.	543,587	17,960
	General Dynamics Corp.	296,460	16,421
	Raytheon Co.	361,564	16,064
	Deere & Co.	381,913	15,257
	Danaher Corp.	244,785	15,113
	FedEx Corp.	267,205	14,862
	Illinois Tool Works, Inc.	383,335	14,314
	Northrop Grumman Corp.	280,835	12,829
	CSX Corp.	360,715	12,492
	Norfolk Southern Corp.	331,080	12,472
	Waste Management, Inc.	421,663	11,874
	Tyco International Ltd.	427,600	11,109
	PACCAR, Inc.	311,366	10,123
	Precision Castparts Corp.	126,677	9,251

			Market
			Value•
		Shares	($000)
	Fluor Corp.	163,853	8,404
	Republic Services, Inc.
	Class A	341,159	8,328
	C.H. Robinson
	Worldwide Inc.	153,063	7,982
	L-3 Communications
	Holdings, Inc.	107,036	7,426
	ITT Industries, Inc.	155,998	6,942
*	First Solar, Inc.	40,534	6,571
	Expeditors International
	of Washington, Inc.	191,883	6,397
	Eaton Corp.	141,866	6,329
	Parker Hannifin Corp.	145,449	6,248
	Cummins Inc.	172,860	6,086
	Ingersoll-Rand Co.	288,072	6,021
	Rockwell Collins, Inc.	142,784	5,958
	Goodrich Corp.	111,816	5,587
	Dover Corp.	168,025	5,560
*	Iron Mountain, Inc.	164,710	4,735
	W.W. Grainger, Inc.	57,691	4,724
	Cooper Industries, Inc.
	Class A	151,511	4,704
*	Jacobs Engineering
	Group Inc.	111,519	4,694
	Southwest Airlines Co.	671,496	4,519
*	McDermott
	International, Inc.	205,896	4,182
	Rockwell Automation, Inc.	127,968	4,110
*	Quanta Services, Inc.	177,563	4,107
	Pitney Bowes, Inc.	186,332	4,086
	Fastenal Co.	121,098	4,017
	The Dun & Bradstreet Corp.	48,403	3,931
*	Stericycle, Inc.	73,445	3,785
*	URS Corp.	75,585	3,743
	Roper Industries Inc.	81,300	3,684
*	Delta Air Lines Inc.	634,399	3,673
	Flowserve Corp.	50,697	3,539
	AMETEK, Inc.	96,746	3,345
	Joy Global Inc.	92,473	3,303
	Masco Corp.	326,414	3,127
	Robert Half
	International, Inc.	130,680	3,087
	Manpower Inc.	71,197	3,014
	Equifax, Inc.	114,629	2,992
	Cintas Corp.	124,788	2,850
	Pall Corp.	106,547	2,830
*	Foster Wheeler AG	114,215	2,713
	KBR Inc.	146,599	2,703
*	Navistar International Corp.	58,289	2,541
*	Alliant Techsystems, Inc.	29,791	2,454
	J.B. Hunt Transport
	Services, Inc.	80,048	2,444
*	Aecom Technology Corp.	76,252	2,440
*	AGCO Corp.	83,582	2,430
	SPX Corp.	49,555	2,427
*	IHS Inc. Class A	47,118	2,350

29

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	FTI Consulting, Inc.	46,213	2,344
	Textron, Inc.	240,828	2,326
	Donaldson Co., Inc.	66,623	2,308
*	Copart, Inc.	64,602	2,240
	Avery Dennison Corp.	87,088	2,236
	Pentair, Inc.	84,609	2,168
	R.R. Donnelley & Sons Co.	186,427	2,166
*	Shaw Group, Inc.	76,079	2,085
	Harsco Corp.	73,300	2,074
	Bucyrus International, Inc.	67,548	1,929
*	Covanta Holding Corp.	111,453	1,890
*	Waste Connections, Inc.	72,072	1,867
*	Corrections Corp.
	of America	108,612	1,845
	IDEX Corp.	74,588	1,833
*	General Cable Corp.	47,370	1,780
	Landstar System, Inc.	46,851	1,682
*	Tetra Tech, Inc.	55,124	1,579
*	Kirby Corp.	46,350	1,473
	Con-way, Inc.	41,609	1,469
	Watson Wyatt &
	Co. Holdings	38,770	1,455
	Hubbell Inc. Class B	44,693	1,433
	MSC Industrial
	Direct Co., Inc. Class A	39,586	1,405
	Ryder System, Inc.	50,174	1,401
	Lincoln Electric
	Holdings, Inc.	38,839	1,400
*	Thomas & Betts Corp.	48,386	1,396
	Lennox International Inc.	42,642	1,369
	CLARCOR Inc.	46,524	1,358
*	Kansas City Southern	84,111	1,355
	Wabtec Corp.	41,705	1,342
	Carlisle Co., Inc.	55,263	1,329
*	Hertz Global Holdings Inc.	163,306	1,305
*,^	SunPower Corp. Class A	48,385	1,289
*	Spirit Aerosystems
	Holdings Inc.	93,549	1,285
	Regal-Beloit Corp.	31,971	1,270
*	TransDigm Group, Inc.	35,061	1,269
	The Timken Co.	74,304	1,269
	Kennametal, Inc.	65,946	1,265
*	Monster Worldwide Inc.	106,204	1,254
*	BE Aerospace, Inc.	87,108	1,251
*	GrafTech International Ltd.	109,167	1,235
	Curtiss-Wright Corp.	40,909	1,216
	Valmont Industries, Inc.	16,762	1,208
*	EMCOR Group, Inc.	59,441	1,196
	Graco, Inc.	54,166	1,193
*	Gardner Denver Inc.	47,254	1,189
	The Brink’s Co.	40,741	1,183
*	Terex Corp.	96,200	1,161
	GATX Corp.	44,334	1,140
	Brady Corp. Class A	44,558	1,119
	Woodward Governor Co.	55,584	1,101
	Watsco, Inc.	22,137	1,083

			Market
			Value•
		Shares	($000)
*	ESCO Technologies Inc.	23,945	1,073
*	Clean Harbors Inc.	19,649	1,061
	Nordson Corp.	27,269	1,054
	Granite Construction Co.	31,584	1,051
*	AMR Corp.	254,732	1,024
*	Teledyne Technologies, Inc.	31,242	1,023
	Acuity Brands, Inc.	36,430	1,022
*	Continental Airlines, Inc.
	Class B	113,102	1,002
	Kaydon Corp.	30,637	998
	The Toro Co.	33,356	997
*	UTI Worldwide, Inc.	87,016	992
*,^	American
	Superconductor Corp.	37,393	982
	Trinity Industries, Inc.	72,022	981
	Oshkosh Truck Corp.	67,404	980
	Baldor Electric Co.	40,334	960
	Knight Transportation, Inc.	57,926	959
	Crane Co.	42,634	951
*	Genesee & Wyoming Inc.
	Class A	34,805	923
*	JetBlue Airways Corp.	214,801	917
*	SunPower Corp. Class B	38,227	916
*	WESCO International, Inc.	36,391	911
*	Moog Inc.	35,020	904
*	Owens Corning Inc.	70,286	898
	Alexander & Baldwin, Inc.	37,887	888
*	Geo Group Inc.	46,477	864
*	Old Dominion
	Freight Line, Inc.	25,413	853
*	Hexcel Corp.	87,755	836
*	Orbital Sciences Corp.	54,469	826
	Heartland Express, Inc.	55,042	810
*	Huron Consulting Group Inc.	17,389	804
	Simpson Manufacturing Co.	36,011	779
	Werner Enterprises, Inc.	42,537	771
	Mine Safety Appliances Co.	31,514	759
	Herman Miller, Inc.	49,141	754
*	United Stationers, Inc.	21,397	746
*	Esterline Technologies Corp.	27,293	739
	Actuant Corp.	60,010	732
	Rollins, Inc.	41,840	724
	ABM Industries Inc.	40,020	723
	Belden Inc.	42,702	713
*	EnerSys	39,100	711
	Mueller Industries Inc.	34,132	710
*	Hub Group, Inc.	34,009	702
	Badger Meter, Inc.	16,984	696
*	CoStar Group, Inc.	17,445	696
	Applied Industrial
	Technology, Inc.	34,690	683
*	Resources Connection, Inc.	39,526	679
*	The Middleby Corp.	15,423	677
	Otter Tail Corp.	30,932	676
*	Mastec Inc.	56,235	659
*	AirTran Holdings, Inc.	105,385	652

30

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	MPS Group, Inc.	85,100	650
*	USG Corp.	63,793	642
	The Corporate
	Executive Board Co.	30,864	641
	The Manitowoc Co., Inc.	120,333	633
	HNI Corp.	34,819	629
	EnergySolutions	67,900	625
*	Astec Industries, Inc.	21,020	624
	Healthcare Services
	Group, Inc.	34,736	621
	Briggs & Stratton Corp.	45,906	612
	Triumph Group, Inc.	15,047	602
*	Alaska Air Group, Inc.	32,780	599
	A.O. Smith Corp.	18,294	596
*	Beacon Roofing Supply, Inc.	41,143	595
	Deluxe Corp.	46,409	595
	Arkansas Best Corp.	22,326	588
*	Energy Conversion
	Devices, Inc.	41,506	587
*	Navigant Consulting, Inc.	45,437	587
*	Insituform Technologies Inc.
	Class A	34,510	586
	Forward Air Corp.	27,139	579
*	AAR Corp.	35,864	576
	Genco Shipping and
	Trading Ltd.	26,375	573
	Watts Water
	Technologies, Inc.	26,563	572
*	AZZ Inc.	16,578	570
	American Science &
	Engineering, Inc.	8,180	565
*	Sykes Enterprises, Inc.	30,887	559
*	Dycom Industries, Inc.	50,339	557
	Cubic Corp.	15,367	550
*	The Advisory Board Co.	21,212	545
	Skywest, Inc.	52,847	539
	Franklin Electric, Inc.	20,541	532
	Mueller Water
	Products, Inc. Class A	141,351	529
*	Allegiant Travel Co.	13,036	517
*	Axsys Technologies, Inc.	9,622	516
	Administaff, Inc.	21,869	509
	Barnes Group, Inc.	42,012	500
	Robbins & Myers, Inc.	25,726	495
	Applied Signal
	Technology, Inc.	19,383	494
*	Blount International, Inc.	57,251	493
	Aircastle Ltd.	66,486	489
*	Michael Baker Corp.	11,335	480
*	Evergreen Solar, Inc.	220,798	479
*	Marten Transport, Ltd.	22,926	476
*	Layne Christensen Co.	23,256	476
	Comfort Systems USA, Inc.	46,292	475
	Ameron International Corp.	6,885	462
	Albany International Corp.	39,695	452
*	II-VI, Inc.	20,131	446

			Market
			Value•
		Shares	($000)
*	FuelCell Energy, Inc.	106,224	444
*	CBIZ Inc.	62,126	442
	Raven Industries, Inc.	17,235	441
	American Ecology Corp.	24,019	430
*	ATC Technology Corp.	29,441	427
*	Ceradyne, Inc.	23,799	420
	Kaman Corp. Class A	25,065	419
*	Avis Budget Group, Inc.	73,715	417
*	Tutor Perini Corp.	23,279	404
	Knoll, Inc.	52,995	402
	Dynamic Materials Corp.	20,727	400
	AAON, Inc.	19,958	398
	Apogee Enterprises, Inc.	32,178	396
	G & K Services, Inc. Class A	18,555	392
*	UAL Corp.	119,148	380
*	Force Protection, Inc.	42,699	377
*	Korn/Ferry International	35,417	377
*	Northwest Pipe Co.	10,668	371
*	Chart Industries, Inc.	20,380	371
	CIRCOR International, Inc.	15,673	370
*	Altra Holdings Inc.	47,276	354
*	CRA International Inc.	12,694	352
	Universal Forest
	Products, Inc.	10,531	348
*	Acacia Research -
	Acacia Technologies	44,240	348
	Ducommun, Inc.	18,084	340
	Ampco-Pittsburgh Corp.	14,411	338
*	American Reprographics Co.	40,370	336
	Quanex Building
	Products Corp.	29,348	329
	American Woodmark Corp.	13,609	326
	International
	Shipholding Corp.	11,909	321
*	Consolidated Graphics, Inc.	18,326	319
*	Powell Industries, Inc.	8,430	313
*	Griffon Corp.	37,335	311
	HEICO Corp. Class A	10,479	307
	Interface, Inc.	48,214	299
*	Cornell Cos., Inc.	18,372	298
	CDI Corp.	26,043	290
	Bowne & Co., Inc.	44,381	289
*	Acco Brands Corp.	102,098	288
	Aceto Corp.	42,733	285
*	APAC Teleservices, Inc.	54,276	278
*	H&E Equipment
	Services, Inc.	29,500	276
*	Mobile Mini, Inc.	18,665	274
*	China BAK Battery, Inc.	92,517	273
	Lindsay Manufacturing Co.	8,123	269
*,^	Advanced Battery
	Technologies Inc.	66,373	267
*	Armstrong Worldwide
	Industries, Inc.	16,158	266
*	DynCorp International Inc.
	Class A	15,600	262

31

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Stanley Inc.	7,960	262
*	Flanders Corp.	41,851	256
	Tredegar Corp.	18,885	252
*	TrueBlue, Inc.	29,453	247
	The Greenbrier Cos., Inc.	34,319	247
*	Colfax Corp.	31,400	242
	American Railcar
	Industries, Inc.	29,081	240
	Steelcase Inc.	41,242	240
*	US Airways Group Inc.	98,520	239
*	Celadon Group Inc.	28,255	237
	Macquarie
	Infrastructure Co. LLC	57,182	235
*	Trex Co., Inc.	17,429	233
	Ennis, Inc.	18,582	232
	McGrath RentCorp	12,034	229
*	GeoEye Inc.	9,700	229
*	Interline Brands, Inc.	16,652	228
*	Aerovironment Inc.	7,300	225
*	M&F Worldwide Corp.	11,120	222
	Encore Wire Corp.	10,181	217
*	United Rentals, Inc.	33,385	217
	Federal Signal Corp.	28,106	215
	Cascade Corp.	13,637	215
*	Atlas Air Worldwide
	Holdings, Inc.	9,200	213
	Seaboard Corp.	189	212
*	Orion Marine Group, Inc.	11,100	211
*	Dollar Thrifty Automotive
	Group, Inc.	15,063	210
*	On Assignment, Inc.	52,659	206
	Houston Wire & Cable Co.	17,179	205
*	L.B. Foster Co. Class A	6,800	204
*	Miller Industries, Inc.	23,159	204
*	Polypore International Inc.	18,091	201
*	Argon ST, Inc.	9,740	200
*	RSC Holdings Inc.	29,797	200
*	Rush Enterprises, Inc.
	Class A	16,932	197
*	Hawaiian Holdings, Inc.	32,700	197
*	Amerco, Inc.	5,279	196
	Heidrick & Struggles
	International, Inc.	10,744	196
*	Exponent, Inc.	7,916	194
*	School Specialty, Inc.	9,578	194
*	EnPro Industries, Inc.	10,586	191
*	Furmanite Corp.	42,405	189
	Kelly Services, Inc. Class A	16,917	185
	Courier Corp.	12,119	185
*	Air Transport Services
	Group Inc.	79,095	184
*	Ladish Co., Inc.	13,856	180
*	Fuel-Tech N.V.	18,500	179
*	Taser International Inc.	38,898	177
*	MYR Group, Inc.	8,700	176
	Titan International, Inc.	23,447	175
*	Dynamex Inc.	11,256	173

			Market
			Value•
		Shares	($000)
*,^	Microvision, Inc.	54,605	168
*	American Commercial
	Lines Inc.	10,671	165
*	Columbus McKinnon Corp.	13,025	165
	Viad Corp.	9,499	164
*	COMSYS IT Partners Inc.	27,425	160
	Eagle Bulk Shipping Inc.	34,160	160
	Alamo Group, Inc.	15,761	159
	John Bean
	Technologies Corp.	12,500	157
*	Republic Airways
	Holdings Inc.	23,766	155
	Great Lakes Dredge &
	Dock Co.	32,398	155
	Gorman-Rupp Co.	7,647	154
*	Kforce Inc.	18,575	154
*	ICT Group, Inc.	17,578	153
*	GP Strategies Corp.	25,900	153
*	Builders FirstSource, Inc.	36,479	152
*	United Capital Corp.	8,264	151
*	Cenveo Inc.	35,380	150
*	GenCorp, Inc.	77,714	148
	Diamond Management
	and Technology
	Consultants,Inc.	34,547	145
	Tennant Co.	7,615	140
*	Herley Industries Inc.	12,694	139
*	Flow International Corp.	57,133	134
*,^	Ener1, Inc.	24,414	133
	Barrett Business
	Services, Inc.	12,429	131
	Gibraltar Industries Inc.	18,890	130
	Standex International Corp.	11,055	128
*	Team, Inc.	8,130	127
	LSI Industries Inc.	23,206	126
	Graham Corp.	9,500	126
*	Covenant Transport, Inc.	22,375	123
	Met-Pro Corp.	11,172	121
*	Active Power, Inc.	135,830	118
*	Intersections Inc.	24,856	115
*,^	Capstone Turbine Corp.	135,626	113
*,^	C & D Technologies, Inc.	54,659	109
*	Bluelinx Holdings Inc.	35,311	106
*	EnerNOC Inc.	4,880	106
*	Saia, Inc.	5,787	104
	Kimball International, Inc.
	Class B	16,424	102
	TAL International Group, Inc.	9,400	102
*	Kratos Defense &
	Security Inc.	113,628	101
*	Plug Power, Inc.	109,686	100
	NACCO Industries, Inc.
	Class A	3,432	99
*	Kadant Inc.	8,297	94
*	La Barge, Inc.	10,000	93
	Horizon Lines Inc.	23,792	92

32

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	PowerSecure
	International, Inc.	21,502	92
*	Lydall, Inc.	25,403	86
*	Spherion Corp.	20,596	85
*	Valence Technology Inc.	47,372	85
*	Sterling
	Construction Co., Inc.	5,500	84
*,^	Ascent Solar
	Technologies, Inc.	10,700	84
	Multi-Color Corp.	6,796	83
*	Casella Waste Systems, Inc.	41,353	82
*	Willis Lease Finance Corp.	6,149	81
*	Pike Electric Corp.	6,400	77
	Sun Hydraulics Corp.	4,698	76
*	YRC Worldwide, Inc.	41,484	72
*	AMREP Corp.	6,452	71
	Todd Shipyards Corp.	4,229	70
*	Ultralife Corp.	9,557	69
	Lawson Products, Inc.	4,805	68
	Sauer-Danfoss, Inc.	11,064	68
*	Tecumseh Products Co.
	Class A	6,472	63
*	Pinnacle Airlines Corp.	22,170	62
*	UQM Technologies, Inc.	24,104	62
*	Magnatek, Inc.	43,974	61
	Insteel Industries, Inc.	7,400	61
*	P.A.M. Transportation
	Services, Inc.	11,085	61
	HEICO Corp.	1,623	59
	Frozen Food Express
	Industries, Inc.	18,205	58
	Vicor Corp.	7,786	56
	Hardinge, Inc.	13,147	56
*	The Allied Defense
	Group, Inc.	12,200	54
	NN, Inc.	31,792	53
	Freightcar America Inc.	3,155	53
*	DXP Enterprises Inc	4,544	52
*	Titan Machinery, Inc.	4,100	52
*	Energy Recovery Inc.	7,014	50
*	LMI Aerospace, Inc.	4,860	49
*	Hudson Highland Group, Inc.	24,935	49
*	Waste Services, Inc.	9,297	48
*	Metalico, Inc.	10,223	48
*	Astronics Corp.	4,565	47
*	3D Systems Corp.	6,557	47
	L.S. Starrett Co. Class A	6,936	47
*	Innotrac Corp.	28,409	47
*	Innerworkings, Inc.	9,500	45
*	Power-One, Inc.	30,101	45
*	Ocean Power
	Technologies, Inc.	7,600	44
	Pacer International, Inc.	19,398	43
*	Perma-Fix Environmental
	Services, Inc.	17,864	43
	Quixote Corp.	14,944	42
*	WCA Waste Corp.	11,166	42

			Market
			Value•
		Shares	($000)
*	Arotech Corp.	23,278	41
*	Protection One, Inc.	9,526	41
*	K-Tron International, Inc	501	40
*	TBS International Ltd.	5,000	39
*	Park-Ohio Holdings Corp.	11,101	38
*	Thermadyne Holdings Corp.	10,400	37
*	Commercial Vehicle
	Group Inc.	25,191	36
*	ICF International, Inc.	1,300	36
	Innovative Solutions and
	Support, Inc.	7,518	34
*	Standard Parking Corp.	1,934	32
*	TRC Cos., Inc.	7,654	31
	Schawk, Inc.	3,900	29
*	Volt Information
	Sciences Inc.	4,579	29
*,^	China Architectural
	Engineering Inc.	14,042	27
*	PMFG Inc.	3,100	27
*	Fushi Copperweld, Inc.	3,139	26
*	NCI Building Systems, Inc.	9,794	26
*	GT Solar International Inc.	4,700	25
*	Applied Energetics, Inc.	50,645	24
*	Advanced Environmental
	Recycling Technologies, Inc.	78,462	23
*	Hill International Inc.	5,000	22
*	LECG Corp.	6,536	21
	The Standard Register Co.	5,673	19
*	ExpressJet Holdings, Inc.	13,282	18
	Virco Manufacturing Corp.	5,113	18
*	First Advantage Corp.
	Class A	1,155	18
	Chase Corp.	1,396	17
*	Quality Distribution Inc.	8,134	16
*	Orion Energy Systems Inc.	4,313	16
*	Hurco Cos., Inc.	1,000	16
*	PRG-Schultz
	International, Inc.	5,568	15
	Sypris Solutions, Inc.	10,878	13
*,^	Document Security
	Systems, Inc.	6,900	13
*,^	Medis Technology Ltd.	26,088	13
*	Akeena Solar, Inc.	8,400	11
	Omega Flex Inc.	600	9
	Superior Uniform Group, Inc.	1,093	8
	Wabash National Corp.	10,509	7
*	Franklin Covey Co.	929	6
	Twin Disc, Inc.	600	4
*	A.T. Cross Co. Class A	907	4
*	U.S. Home Systems, Inc.	1,157	3
*	Argan Inc.	200	3
*	Mesa Air Group Inc.	25,176	3
*	Integrated Electrical
	Services, Inc.	200	2
*	BMC Industries, Inc.	4,603	—
			941,361

33

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
Information Technology (18.3%)
	Microsoft Corp.	7,226,459	171,773
	International Business
	Machines Corp.	1,211,646	126,520
*	Apple Inc.	804,283	114,554
*	Cisco Systems, Inc.	5,271,631	98,263
*	Google Inc.	217,014	91,491
	Hewlett-Packard Co.	2,174,269	84,035
	Intel Corp.	5,023,212	83,134
	Oracle Corp.	3,645,947	78,096
	QUALCOMM Inc.	1,489,670	67,333
	Visa Inc.	405,600	25,253
	Texas Instruments, Inc.	1,153,546	24,571
*	EMC Corp.	1,844,183	24,159
	Corning, Inc.	1,405,233	22,568
*	Dell Inc.	1,581,352	21,712
*	Yahoo! Inc.	1,191,347	18,656
	Accenture Ltd.	548,804	18,363
*	eBay Inc.	985,419	16,880
	Automatic Data
	Processing, Inc.	456,189	16,167
	Motorola, Inc.	2,057,247	13,640
	MasterCard, Inc. Class A	80,116	13,404
*	Adobe Systems, Inc.	473,645	13,404
	Applied Materials, Inc.	1,201,237	13,178
*	Symantec Corp.	741,851	11,543
*	Juniper Networks, Inc.	477,037	11,258
	Western Union Co.	641,562	10,522
*	Broadcom Corp.	385,057	9,546
*	Intuit, Inc.	274,753	7,737
*	Tyco Electronics Ltd.	413,563	7,688
	Paychex, Inc.	293,375	7,393
*	Cognizant Technology
	Solutions Corp.	263,132	7,026
*	Activision Blizzard, Inc.	539,826	6,818
*	Fiserv, Inc.	144,688	6,612
	CA, Inc.	375,113	6,538
	Analog Devices, Inc.	263,125	6,520
*	Agilent Technologies, Inc.	317,998	6,459
*	Electronic Arts Inc.	290,779	6,316
*	Sun Microsystems, Inc.	672,895	6,204
*	Computer Sciences Corp.	136,894	6,064
*	NetApp, Inc.	298,933	5,895
*	McAfee Inc.	138,264	5,833
*	BMC Software, Inc.	167,192	5,649
*	NVIDIA Corp.	486,317	5,491
*	Marvell Technology
	Group Ltd.	470,809	5,480
*	Western Digital Corp.	201,156	5,331
*	Citrix Systems, Inc.	164,564	5,248
	Xilinx, Inc.	248,281	5,080
	Xerox Corp.	783,187	5,075
	Amphenol Corp. Class A	154,973	4,903
	Linear Technology Corp.	201,309	4,701
	Seagate Technology	443,858	4,643
	Altera Corp.	265,864	4,328

			Market
			Value•
		Shares	($000)
	Maxim Integrated
	Products, Inc.	275,700	4,326
*	Autodesk, Inc.	205,510	3,901
	KLA-Tencor Corp.	153,356	3,872
*	Micron Technology, Inc.	759,822	3,845
*	salesforce.com, inc.	99,191	3,786
*	Teradata Corp.	159,725	3,742
	Microchip Technology, Inc.	164,939	3,719
*	Affiliated Computer
	Services, Inc. Class A	82,128	3,648
*	MEMC Electronic
	Materials, Inc.	203,916	3,632
*	Red Hat, Inc.	172,626	3,475
	Fidelity National
	Information Services, Inc.	172,570	3,445
	Harris Corp.	121,094	3,434
*	SAIC, Inc.	183,075	3,396
*	VeriSign, Inc.	173,612	3,208
*	Flextronics
	International Ltd.	734,498	3,019
*	SanDisk Corp.	205,300	3,016
*	LAM Research Corp.	114,201	2,969
*	Akamai Technologies, Inc.	153,500	2,944
*	Avnet, Inc.	136,345	2,867
*	FLIR Systems, Inc.	125,941	2,841
*	Brocade Communications
	Systems, Inc.	350,855	2,744
	Global Payments Inc.	72,876	2,730
*	LSI Corp.	585,922	2,672
	National
	Semiconductor Corp.	207,946	2,610
*	ANSYS, Inc.	81,392	2,536
*	Synopsys, Inc.	129,261	2,522
*	Equinix, Inc.	34,247	2,491
*	F5 Networks, Inc.	71,745	2,482
*	ON Semiconductor Corp.	355,146	2,436
*	Alliance Data Systems Corp.	58,717	2,419
	Lender Processing
	Services, Inc.	86,484	2,402
*	Ingram Micro, Inc. Class A	135,085	2,364
*	Sybase, Inc.	73,676	2,309
*	Arrow Electronics, Inc.	108,399	2,302
*	Hewitt Associates, Inc.	76,503	2,278
*	Nuance
	Communications, Inc.	179,055	2,165
*	Trimble Navigation Ltd.	109,040	2,140
*	Advanced Micro
	Devices, Inc.	552,469	2,138
*	Cree, Inc.	72,551	2,132
*	Metavante Technologies	81,840	2,116
	Broadridge Financial
	Solutions LLC	127,539	2,115
*	Macrovision Solutions Corp.	94,035	2,051
	Total System Services, Inc.	152,338	2,040
	FactSet Research
	Systems Inc.	40,589	2,024

34

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Itron, Inc.	35,924	1,978
*	Tellabs, Inc.	344,396	1,973
*	CommScope, Inc.	73,732	1,936
*	MICROS Systems, Inc.	72,634	1,839
*	Dolby Laboratories Inc.	47,786	1,781
*	Sohu.com Inc.	27,730	1,742
*	Palm, Inc.	103,934	1,722
*	NCR Corp.	144,771	1,713
*	3Com Corp.	351,743	1,657
*	PMC Sierra Inc.	202,128	1,609
*	Varian Semiconductor
	Equipment Associates, Inc.	66,606	1,598
*	NeuStar, Inc. Class A	71,564	1,586
	Diebold, Inc.	59,869	1,578
*	Polycom, Inc.	76,378	1,548
*	VistaPrint Ltd.	36,290	1,548
*	Compuware Corp.	225,004	1,544
	Jack Henry &
	Associates Inc.	73,328	1,522
*	Solera Holdings, Inc.	59,509	1,512
*	Tech Data Corp.	45,676	1,494
*	Novellus Systems, Inc.	89,194	1,490
	Molex, Inc. Class A	102,692	1,477
*	Skyworks Solutions, Inc.	150,650	1,473
*	Silicon Laboratories Inc.	38,621	1,465
*	Atmel Corp.	385,804	1,439
*	Novell, Inc.	315,693	1,430
*	QLogic Corp.	110,688	1,404
*	Rambus Inc.	90,592	1,403
	Intersil Corp.	111,318	1,399
*	IAC/InterActiveCorp	86,829	1,394
*	Informatica Corp.	79,691	1,370
*	Cadence Design
	Systems, Inc.	231,388	1,365
*	Arris Group Inc.	112,256	1,365
*	DST Systems, Inc.	36,406	1,345
*	Zebra Technologies Corp.
	Class A	55,315	1,309
*	VMware Inc.	45,502	1,241
	National Instruments Corp.	54,595	1,232
*	Parametric
	Technology Corp.	105,278	1,231
	Jabil Circuit, Inc.	165,047	1,225
*	Digital River, Inc.	33,574	1,219
*	Synaptics Inc.	31,225	1,207
*	Perot Systems Corp.	82,159	1,177
*	Riverbed Technology, Inc.	50,306	1,167
*	CACI International, Inc.	27,302	1,166
*	Cypress
	Semiconductor Corp.	125,707	1,157
*	Concur Technologies, Inc.	37,145	1,154
*	TIBCO Software Inc.	159,474	1,143
*	Lexmark International, Inc.	71,475	1,133
*	JDS Uniphase Corp.	197,818	1,132
*	Tessera Technologies, Inc.	44,043	1,114
*	Data Domain, Inc.	33,100	1,104

			Market
			Value•
		Shares	($000)
	ADTRAN Inc.	51,144	1,098
*	Vishay Intertechnology, Inc.	158,285	1,075
*	Atheros
	Communications, Inc.	55,567	1,069
*	Teradyne, Inc.	155,115	1,064
*	Anixter International Inc.	27,579	1,037
*	Convergys Corp.	111,343	1,033
*	Microsemi Corp.	74,425	1,027
*	TiVo Inc.	93,458	979
*	International Rectifier Corp.	65,969	977
*	InterDigital, Inc.	39,634	969
*	Starent Networks Corp.	38,800	947
*	Tekelec	54,725	921
*	CyberSource Corp.	59,869	916
*	Integrated Device
	Technology Inc.	150,938	912
*	j2 Global
	Communications, Inc.	40,203	907
*	Semtech Corp.	54,567	868
*	RF Micro Devices, Inc.	228,171	858
*	Ciena Corp.	82,441	853
*	Gartner, Inc. Class A	55,844	852
*	Benchmark Electronics, Inc.	59,000	850
*	Wright Express Corp.	33,288	848
*	ManTech International Corp.	19,636	845
*	Quest Software, Inc.	60,516	844
	Plantronics, Inc.	44,490	841
*	ValueClick, Inc.	79,730	839
*	Genpact, Ltd.	69,630	818
*	Euronet Worldwide, Inc.	41,972	814
*	Fairchild Semiconductor
	International, Inc.	113,229	791
*	Blackboard Inc.	27,423	791
*	FEI Co.	34,472	789
*	Omniture, Inc.	62,155	781
*	FormFactor Inc.	45,236	780
*	Progress Software Corp.	36,821	780
*	Ariba, Inc.	79,077	778
*	Cymer, Inc.	25,948	771
*	Plexus Corp.	36,525	747
*	Checkpoint Systems, Inc.	47,093	739
*	Websense, Inc.	41,330	737
*	Emulex Corp.	74,888	732
*	EarthLink, Inc.	98,729	732
*	Wind River Systems Inc.	63,397	727
*	Comtech
	Telecommunications Corp.	22,463	716
*	Infinera Corp.	78,405	716
*	TriQuint Semiconductor, Inc.	134,782	716
*	ADC
	Telecommunications, Inc.	89,322	711
	Syntel, Inc.	22,426	705
*	SRA International, Inc.	39,470	693
	Fair Isaac, Inc.	44,361	686
*	Amkor Technology, Inc.	144,894	685
*	Applied Micro Circuits Corp.	84,007	683

35

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Take-Two Interactive
	Software, Inc.	71,615	678
*	Lawson Software, Inc.	120,955	675
	Black Box Corp.	20,098	673
*	Art Technology Group, Inc.	176,197	670
*	Verigy Ltd.	54,879	668
	MAXIMUS, Inc.	16,141	666
*	VeriFone Holdings, Inc.	88,397	664
*	ViaSat, Inc.	25,891	664
*	Hittite Microwave Corp.	18,482	642
*	Netlogic Microsystems Inc.	17,377	634
	Blackbaud, Inc.	40,218	625
*	EchoStar Corp.	38,802	619
*	Cabot Microelectronics Corp.	21,506	608
	Acxiom Corp.	68,160	602
*	DTS Inc.	22,219	601
*	Intermec, Inc.	46,214	596
*	Coherent, Inc.	28,775	595
*	ScanSource, Inc.	24,069	590
*	Commvault Systems, Inc.	35,588	590
*	L-1 Identity Solutions Inc.	75,826	587
*	DealerTrack Holdings Inc.	34,335	584
*	Blue Coat Systems, Inc.	35,210	582
*	STEC Inc.	24,917	578
*	Advent Software, Inc.	17,599	577
*	Avocent Corp.	41,239	576
*	SPSS, Inc.	17,231	575
*	Sycamore Networks, Inc.	182,604	572
*	JDA Software Group, Inc.	38,018	569
*	Manhattan Associates, Inc.	30,785	561
*	CSG Systems
	International, Inc.	42,295	560
*	AsiaInfo Holdings, Inc.	31,200	537
*	Aruba Networks, Inc.	61,000	533
*	Rofin-Sinar Technologies Inc.	26,062	522
*	Harmonic, Inc.	88,079	519
*	ACI Worldwide, Inc.	36,610	511
*	Forrester Research, Inc.	20,816	511
*	Tyler Technologies, Inc.	32,584	509
*	MKS Instruments, Inc.	38,408	507
*	Electronics for Imaging, Inc.	47,099	502
*	Bankrate, Inc.	19,725	498
*	Littelfuse, Inc.	24,669	492
*	ATMI, Inc.	31,464	489
*	Brightpoint, Inc.	77,652	487
	Cognex Corp.	34,097	482
*	Avid Technology, Inc.	35,637	478
*	Unisys Corp.	315,386	476
*	Insight Enterprises, Inc.	48,332	467
*	Mentor Graphics Corp.	85,308	467
*	OmniVision
	Technologies, Inc.	44,884	466
*	Constant Contact, Inc.	23,413	465
*	Electro Scientific
	Industries, Inc.	41,302	462
*	Adaptec, Inc.	172,673	458

			Market
			Value•
		Shares	($000)
*	Advanced Energy
	Industries, Inc.	50,362	453
*	Cogent Inc.	41,824	449
*	Harris Stratex Networks, Inc.
	Class A	68,427	443
*	ArcSight, Inc.	24,840	441
*	TeleTech Holdings, Inc.	28,827	437
*	EPIQ Systems, Inc.	28,419	436
*	Echelon Corp.	51,098	433
	NIC Inc.	63,292	428
*	Anaren, Inc.	23,350	413
*	ModusLink Global
	Solutions, Inc.	60,003	412
*	Epicor Software Corp.	77,258	409
*	Actel Corp.	37,853	406
*	Brooks Automation, Inc.	89,710	402
*	Cirrus Logic, Inc.	88,984	400
	AVX Corp.	40,004	397
*	Comverge Inc.	32,700	396
*	FARO Technologies, Inc.	24,987	388
*	Sapient Corp.	61,613	388
*	Rackspace Hosting, Inc.	27,931	387
*	Cavium Networks, Inc.	22,978	386
*	Monolithic Power Systems	17,100	383
	IXYS Corp.	37,753	382
*	GSI Commerce, Inc.	26,799	382
*	THQ Inc.	52,831	378
*	ANADIGICS, Inc.	89,954	377
*	DG FastChannel Inc.	19,962	365
*	Internet Capital Group Inc.	53,998	363
	CTS Corp.	55,417	363
	United Online, Inc.	55,195	359
*	Diodes Inc.	22,891	358
*	Digi International, Inc.	36,332	354
*	RealNetworks, Inc.	118,351	354
*	Cray, Inc.	44,693	352
	Pegasystems Inc.	13,340	352
*	The Knot, Inc.	44,426	350
*	Actuate Software Corp.	72,984	349
*	Novatel Wireless, Inc.	38,498	347
*	Zoran Corp.	31,584	344
*	Ciber, Inc.	111,022	344
*	NETGEAR, Inc.	23,864	344
*	Advanced Analogic
	Technologies, Inc.	74,401	342
*	FalconStor Software, Inc.	70,336	334
	Cohu, Inc.	36,880	331
	MTS Systems Corp.	15,933	329
	Molex, Inc.	21,054	327
	Park Electrochemical Corp.	15,191	327
*	Sonus Networks, Inc.	202,825	327
*	Rogers Corp.	15,964	323
*	Sigma Designs, Inc.	20,059	322
*	Ceva, Inc.	36,858	320
*	The Ultimate Software
	Group, Inc.	13,196	320

36

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Limelight Networks Inc.	71,232	313
*	Bottomline
	Technologies, Inc.	34,162	308
*	Kulicke & Soffa
	Industries, Inc.	89,308	306
*	Computer Task Group, Inc.	49,662	303
*	Entegris Inc.	109,195	297
*	TNS Inc.	15,491	290
*	MicroStrategy Inc.	5,767	290
*	Multi-Fineline Electronix, Inc.	13,280	284
*	Acme Packet, Inc.	27,893	282
*	Liquidity Services, Inc.	28,012	276
*	SYNNEX Corp.	10,992	275
*	BigBand Networks Inc.	52,311	270
*	NVE Corp.	5,549	270
*	Kopin Corp.	72,763	267
*	Double-Take Software Inc.	30,755	266
*	Interactive Intelligence Inc.	20,982	257
*	Borland Software Corp.	199,305	257
	Electro Rent Corp.	26,803	254
*	SAVVIS, Inc.	22,147	254
	Micrel, Inc.	34,524	253
*	Taleo Corp. Class A	13,800	252
*	DSP Group Inc.	36,852	249
*	Standard Microsystem Corp.	12,109	248
*	InfoSpace, Inc.	36,987	245
*	EMS Technologies, Inc.	11,581	242
*	Exar Corp.	33,606	242
	Heartland Payment
	Systems, Inc.	24,643	236
	Imation Corp.	30,966	236
*	Radiant Systems, Inc.	27,947	232
*	DivX, Inc.	42,230	232
*	Extreme Networks, Inc.	115,366	231
	Bel Fuse, Inc. Class B	14,354	230
*	Lattice
	Semiconductor Corp.	120,194	226
	Methode Electronics, Inc.
	Class A	32,008	225
*	Oclaro Inc.	347,987	222
*	Immersion Corp.	44,631	220
*	ComScore Inc.	16,510	220
*	Ebix, Inc.	7,000	219
*	SonicWALL, Inc.	39,618	217
*	Cogo Group, Inc.	36,000	215
*	ActivIdentity Corp.	84,209	213
*	Mercury Computer
	Systems, Inc.	22,853	211
	Agilysys, Inc.	44,801	210
*	infoGROUP, Inc.	36,494	208
*	KVH Industries, Inc.	30,363	207
*	Global Cash Access, Inc.	24,561	196
*	Globecomm Systems, Inc.	26,984	194
*	The Hackett Group Inc.	81,030	189
*	Entrust, Inc.	104,287	189
*	Hypercom Corp.	121,845	183

			Market
			Value•
		Shares	($000)
*	Kenexa Corp.	15,795	183
*	Loral Space and
	Communications Ltd.	7,036	181
	Renaissance Learning, Inc.	19,631	181
*	Vignette Corp.	13,645	179
*	MSC Software Corp.	26,800	178
*	Keynote Systems Inc.	23,286	178
*	Veeco Instruments, Inc.	15,229	177
*	Openwave Systems Inc.	78,483	176
	Imergent, Inc.	25,067	175
	Daktronics, Inc.	22,232	171
*	Dice Holdings Inc.	36,707	171
*	Sanmina-SCI Corp.	381,737	168
*	S1 Corp.	24,148	167
*	Integral Systems, Inc.	19,926	166
*	DDi Corp.	36,156	164
	Technitrol, Inc.	24,904	161
*	Internap Network
	Services Corp.	41,979	147
*	Chordiant Software, Inc.	39,910	145
*	Isilon Systems Inc.	34,077	144
*	TTM Technologies, Inc.	17,959	143
*	Stratasys, Inc.	12,934	142
*	CSR PLC	24,411	141
*	Vocus, Inc.	7,091	140
*	Callidus Software Inc.	49,123	140
*	Integrated Silicon
	Solution, Inc.	52,648	140
*	Perficient, Inc.	19,948	139
*	ExlService Holdings, Inc.	12,319	138
*	California Micro
	Devices Corp.	56,097	138
	iGATE Corp.	20,828	138
*	Finisar Corp.	241,621	138
*	Soapstone Networks Inc.	32,671	137
*	Move, Inc.	61,912	134
*	American Technology Corp.	69,381	132
*	Conexant Systems, Inc.	90,185	132
*	OSI Systems Inc.	6,300	131
*	Intevac, Inc.	14,937	130
*	ShoreTel, Inc.	16,180	129
*	LoJack Corp.	30,792	129
*	Universal Display Corp.	12,962	127
*	EMCORE Corp.	97,668	123
*	Oplink Communications, Inc.	10,658	122
*	Virage Logic Corp.	26,890	121
*	Ixia	17,492	118
*	Axcelis Technologies, Inc.	248,409	114
*	Network Equipment
	Technologies, Inc.	26,765	114
*	Telecommunication
	Systems, Inc.	15,928	113
*	Netezza Corp.	13,300	111
*	3PAR, Inc.	8,600	107
*	Synchronoss
	Technologies, Inc.	8,670	106

37

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	RadiSys Corp.	11,734	106
*	Silicon Image, Inc.	45,871	106
	American Software, Inc.
	Class A	18,264	105
*	Silicon Graphics
	International Corp.	23,021	105
*	Startek, Inc.	12,679	102
*	Supertex, Inc.	3,969	100
*	LoopNet, Inc.	12,850	100
*	Terremark Worldwide, Inc.	17,066	99
*	Volterra Semiconductor Corp.	7,500	99
*	Concurrent Computer Corp.	17,116	98
*	Ultratech, Inc.	7,896	97
*	NetScout Systems, Inc.	10,296	97
*	SuccessFactors Inc.	10,500	96
*	MoneyGram
	International, Inc.	53,946	96
*	Newport Corp.	16,557	96
*	Lionbridge Technologies, Inc.	51,299	94
*	PC-Tel, Inc.	17,396	93
*	AuthentiDate Holding Corp.	76,876	92
*	Gerber Scientific, Inc.	36,466	91
*	SeaChange International, Inc.	11,274	91
*	Powerwave
	Technologies, Inc.	55,133	89
*	Maxwell Technologies, Inc.	6,340	88
*	Saba Software, Inc.	22,394	86
*	VASCO Data Security
	International, Inc.	11,679	85
*	Edgewater Technology, Inc.	31,838	82
*	LTX-Credence Corp.	173,661	82
	Cass Information
	Systems, Inc.	2,485	81
	OPNET Technologies, Inc.	8,762	80
*	Smith Micro Software, Inc.	8,157	80
*	Switch and Data Inc.	6,809	80
*	Quantum Corp.	93,687	78
*	Hughes Communications Inc.	3,400	78
*	iPass Inc.	48,300	77
*	NetSuite Inc.	6,300	74
*	Sonic Solutions, Inc.	24,739	73
*	Silicon Storage
	Technology, Inc.	38,096	71
*	Hutchinson Technology, Inc.	36,235	71
*	IPG Photonics Corp.	6,300	69
*	Aware, Inc.	24,948	69
*,^	Access Intergrated
	Technologies Inc.	66,166	67
*	AuthenTec, Inc.	37,097	66
*	Measurement
	Specialties, Inc.	9,379	66
*	Dot Hill Systems Corp.	81,746	66
*	Online Resources Corp.	10,489	65
*	TranSwitch Corp.	130,663	65
*	Symmetricom Inc.	11,037	64

			Market
			Value•
		Shares	($000)
*	Mindspeed
	Technologies Inc.	29,313	63
*	Support.com, Inc.	28,656	62
*	LivePerson, Inc.	15,595	62
*	Pericom
	Semiconductor Corp.	7,354	62
*	Dynamics Research Corp.	6,159	62
*	UTStarcom, Inc.	37,662	61
*	Symyx Technologies, Inc.	10,375	61
*	Lasercard Corp.	18,024	60
*	Super Micro Computer Inc.	7,457	57
*	Presstek, Inc.	40,414	56
*	Nu Horizons
	Electronics Corp.	16,256	54
*	MIPS Technologies, Inc.	18,092	54
*	CyberOptics Corp.	9,517	54
*	WebMD Health Corp.
	Class A	1,800	54
*	SRS Labs, Inc.	7,958	53
*	Photronics, Inc.	12,399	50
*	Sumtotal Systems Inc.	10,284	49
*	SourceForge Inc.	39,329	49
*	GSE Systems, Inc.	7,184	48
*	RightNow Technologies Inc.	4,100	48
*	Rudolph Technologies, Inc.	8,740	48
*	Web.com Group, Inc.	8,564	48
	Marchex, Inc.	14,160	48
*	Entropic
	Communications Inc.	20,335	46
*	Magma Design
	Automation, Inc.	31,132	45
*	OpenTV Corp.	32,700	43
*	On2 Technologies, Inc.	101,265	43
*	PC Connection, Inc.	7,935	42
*	PROS Holdings, Inc.	5,100	41
*	Trident Microsystems, Inc.	23,681	41
*	Autobytel Inc.	95,503	41
*	Internet Brands Inc.	5,800	41
*	Ness Technologies Inc.	9,900	39
*	PLX Technology, Inc.	10,154	38
*	Zygo Corp.	7,741	36
*	Digital Angel Corp.	24,338	35
*	Airvana, Inc.	5,500	35
*	China Information Security
	Technology, Inc.	11,907	34
*	LookSmart, Ltd.	24,938	33
*	Information Services
	Group, Inc.	11,000	33
*	Nanometrics Inc.	12,155	33
*	DemandTec, Inc.	3,692	32
*	PLATO Learning, Inc.	8,094	32
*	RAE Systems, Inc.	22,642	31
*	Spectrum Control, Inc.	3,510	31
*	Smart Modular
	Technologies Inc.	13,386	30
	TheStreet.com, Inc.	14,302	30

38

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Wave Systems Corp.
	Class A	27,132	30
*	Datalink Corp.	6,944	30
*	Rimage Corp.	1,773	29
*	Endwave Corp.	11,401	29
*,^	Superconductor
	Technologies Inc.	7,694	29
*	Phoenix Technologies Ltd.	10,207	28
*	PAR Technology Corp.	4,300	27
*	BSQUARE Corp.	9,140	27
*	White Electronic
	Designs Corp.	5,637	26
*	Ditech Networks Inc.	20,601	26
*	TechTeam Global, Inc.	3,748	25
*	Analysts International Corp.	43,421	24
*	NCI, Inc.	800	24
*	Calamp Corp.	29,196	23
*	ParkerVision, Inc.	7,288	22
*	I.D. Systems, Inc.	6,074	22
*	Rainmaker Systems, Inc.	13,990	21
	Bel Fuse, Inc. Class A	1,477	21
	Keithley Instruments Inc.	5,060	20
*	MoSys, Inc.	12,209	20
*	Leadis Technology Inc.	31,952	20
*	WebMediaBrands Inc.	36,066	20
*	Lantronix, Inc.	41,675	19
*	Tollgrade
	Communications, Inc.	3,588	19
*	GSI Group, Inc.	18,784	18
	QAD Inc.	5,641	18
*	FSI International, Inc.	43,508	18
*	QuickLogic Corp.	11,838	17
*	Zhone Technologies	51,901	17
*	Planar Systems, Inc.	13,595	16
*	OpNext, Inc.	7,514	16
*	Orbcomm, Inc.	8,800	15
*	Convera Corp.	81,202	15
*	Telular Corp.	7,011	15
*	PDF Solutions, Inc.	5,752	15
*	Mattson Technology, Inc.	11,305	13
*	SCM Microsystems, Inc.	5,161	12
*	Pixelworks, Inc.	6,860	11
*	Comarco, Inc.	6,117	11
*	Merix Corp.	13,354	10
*	Digital Ally, Inc.	4,500	10
*	X-Rite Inc.	5,944	9
*,^	Research Frontiers, Inc.	2,434	9
	Richardson Electronics, Ltd.	2,516	8
*	Network Engines, Inc.	10,019	8
*	Zix Corp.	4,904	7
*	Ramtron International Corp.	6,348	7
*	Westell Technologies, Inc.	12,309	7
*	Techwell, Inc.	800	7
	Selectica, Inc.	16,188	7
*	eLoyalty Corp.	859	7
*	Evolving Systems, Inc.	2,413	6

			Market
			Value•
		Shares	($000)
*	Nextwave Wireless Inc.	12,200	6
*	TransAct Technologies Inc.	1,134	6
*	Vertro, Inc.	24,139	5
*	EFJ, Inc.	7,007	4
*	Allen Organ Co.
	Escrow Shares	283	3
*	Semitool, Inc.	621	3
*	LeCroy Corp.	387	1
*	Management Network
	Group Inc.	2,896	1
*	Frequency Electronics, Inc.	283	1
*	iGo, Inc.	1,228	1
*	Wireless Telecom Group, Inc.	1,279	1
			1,662,835
Materials (3.6%)
	Monsanto Co.	494,552	36,765
	E.I. du Pont de
	Nemours & Co.	815,572	20,895
	Praxair, Inc.	277,475	19,720
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	371,982	18,640
	Newmont Mining Corp.
	(Holding Co.)	432,375	17,671
	Dow Chemical Co.	954,186	15,401
	Nucor Corp.	283,710	12,605
	Air Products &
	Chemicals, Inc.	189,368	12,231
	Alcoa Inc.	858,721	8,871
	Ecolab, Inc.	215,160	8,389
	PPG Industries, Inc.	148,349	6,513
	The Mosaic Co.	140,846	6,240
	Weyerhaeuser Co.	191,304	5,821
	International Paper Co.	368,144	5,570
	Sigma-Aldrich Corp.	110,686	5,486
	Vulcan Materials Co.	110,774	4,774
	United States Steel Corp.	126,801	4,532
*	Owens-Illinois, Inc.	151,705	4,249
	Ball Corp.	80,785	3,648
*	Crown Holdings, Inc.	144,517	3,489
	CF Industries Holdings, Inc.	41,741	3,095
	Celanese Corp. Series A	130,223	3,093
	Martin Marietta
	Materials, Inc.	37,626	2,968
	FMC Corp.	62,651	2,963
	Lubrizol Corp.	61,130	2,892
	Cliffs Natural
	Resources Inc.	116,700	2,856
	Allegheny Technologies Inc.	79,628	2,781
	Airgas, Inc.	66,072	2,678
	Sealed Air Corp.	143,263	2,643
*	Pactiv Corp.	119,320	2,589
	MeadWestvaco Corp.	155,122	2,546
	Steel Dynamics, Inc.	172,268	2,538
	Eastman Chemical Co.	65,892	2,497

39

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	International Flavors &
	Fragrances, Inc.	71,423	2,337
	Reliance Steel &
	Aluminum Co.	60,109	2,308
	Bemis Co., Inc.	90,608	2,283
	Terra Industries, Inc.	90,414	2,190
	Sonoco Products Co.	90,907	2,177
	Nalco Holding Co.	124,361	2,094
	AptarGroup Inc.	60,927	2,058
	Valspar Corp.	86,466	1,948
	AK Steel Holding Corp.	100,774	1,934
	Ashland, Inc.	63,795	1,789
	Walter Industries, Inc.	49,262	1,785
	Albemarle Corp.	66,019	1,688
	RPM International, Inc.	116,614	1,637
	Compass Minerals
	International, Inc.	29,699	1,631
	Commercial Metals Co.	101,665	1,630
	Packaging Corp. of America	93,084	1,508
	Scotts Miracle-Gro Co.	42,003	1,472
	Royal Gold, Inc.	35,296	1,472
	Rock-Tenn Co.	33,175	1,266
	Temple-Inland Inc.	91,945	1,206
	Silgan Holdings, Inc.	24,243	1,189
*	Intrepid Potash, Inc.	41,109	1,154
	Schnitzer Steel
	Industries, Inc. Class A	19,699	1,041
	Sensient Technologies Corp.	44,037	994
	Titanium Metals Corp.	107,537	988
	Greif Inc. Class A	22,016	974
	Eagle Materials, Inc.	37,868	956
	Carpenter Technology Corp.	40,609	845
	Olin Corp.	70,822	842
	H.B. Fuller Co.	44,412	834
*	OM Group, Inc.	28,048	814
*	W.R. Grace & Co.	65,632	812
	Cytec Industries, Inc.	43,492	810
	Huntsman Corp.	151,193	761
	Cabot Corp.	59,745	752
	NewMarket Corp.	11,100	747
	Worthington Industries, Inc.	57,800	739
^	Texas Industries, Inc.	21,953	688
*	Calgon Carbon Corp.	46,357	644
	Minerals Technologies, Inc.	17,435	628
*	Coeur d’Alene Mines Corp.	50,886	626
	AMCOL International Corp.	28,531	616
*	Solutia Inc.	106,851	615
*	Rockwood Holdings, Inc.	41,289	605
	Arch Chemicals, Inc.	22,656	557
	Balchem Corp.	21,777	534
*	Hecla Mining Co.	197,177	528
*	RTI International Metals, Inc.	27,849	492
	Koppers Holdings, Inc.	16,800	443
	Schweitzer-Mauduit
	International, Inc.	15,876	432

			Market
			Value•
		Shares	($000)
*	Brush Engineered
	Materials Inc.	24,533	411
	Glatfelter	43,143	384
	American Vanguard Corp.	33,835	382
	Kaiser Aluminum Corp.	10,537	378
*	Louisiana-Pacific Corp.	109,946	376
*	Allied Nevada Gold Corp.	42,450	342
	Deltic Timber Corp.	8,800	312
*	Century Aluminum Co.	45,855	286
	A.M. Castle & Co.	22,366	270
	Innophos Holdings Inc.	15,200	257
*	Buckeye Technology, Inc.	54,398	244
	Myers Industries, Inc.	29,257	243
	Ferro Corp.	83,761	230
*	Zoltek Cos., Inc.	23,175	225
	Stepan Co.	5,080	224
*	Clearwater Paper Corp.	8,760	222
	Zep, Inc.	18,121	218
	Spartech Corp.	23,395	215
	Innospec, Inc.	19,088	205
	Olympic Steel, Inc.	8,280	203
*	Haynes International, Inc.	8,343	198
	Westlake Chemical Corp.	9,319	190
*	Landec Corp.	27,739	188
	A. Schulman Inc.	12,164	184
*	Graphic Packaging
	Holding Co.	95,345	175
	Neenah Paper Inc.	18,301	161
*	U.S. Concrete, Inc.	79,696	158
*	General Moly, Inc.	68,245	152
	Hawkins, Inc.	6,649	150
	Wausau Paper Corp.	22,140	149
*	Stillwater Mining Co.	25,505	146
*	Omnova Solutions Inc.	41,509	135
*	U.S. Gold Corp.	47,800	126
*	LSB Industries, Inc.	7,400	120
	Quaker Chemical Corp.	8,828	117
*	U.S. Energy Corp.	58,138	116
*,^	Altair Nanotechnology Inc.	115,825	110
*	GenTek, Inc.	4,845	108
*	PolyOne Corp.	38,843	105
*	Headwaters Inc.	29,854	100
*	Horsehead Holding Corp.	12,700	95
*	AEP Industries, Inc.	2,619	69
	Penford Corp.	10,007	58
*	Nonophase
	Technologies Corp.	45,851	50
*	Universal Stainless &
	Alloy Products, Inc.	3,011	49
*	Flotek Industries, Inc.	24,106	49
*	American Pacific Corp.	6,475	41
	Great Northern Iron
	Ore Properties	400	35
*	Mercer International Inc.	31,581	18
	Georgia Gulf Corp.	26,489	17
*	ADA-ES Inc.	3,100	12

40

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Senomyx, Inc.	4,700	10
*	ICO, Inc.	2,400	7
*	China Direct Industires	2,234	4
	Verso Paper Corp.	2,500	3
			325,754
Other (0.1%)
2	Miscellaneous Securities		5,515

Telecommunication Services (3.1%)
	AT&T Inc.	5,322,430	132,209
	Verizon
	Communications Inc.	2,565,397	78,835
*	Sprint Nextel Corp.	2,513,963	12,092
*	American Tower Corp.
	Class A	358,802	11,313
*	Crown Castle
	International Corp.	261,366	6,278
	Qwest Communications
	International Inc.	1,392,528	5,779
	Embarq Corp.	129,078	5,429
	Windstream Corp.	400,367	3,347
*	MetroPCS
	Communications Inc.	222,080	2,956
*	NII Holdings Inc.	150,352	2,867
	CenturyTel, Inc.	90,941	2,792
	Telephone &
	Data Systems, Inc.	83,593	2,366
*	SBA Communications Corp.	96,380	2,365
*	Level 3
	Communications, Inc.	1,458,193	2,202
	Frontier
	Communications Corp.	283,163	2,022
*	Leap Wireless
	International, Inc.	56,231	1,852
*	tw telecom inc.	135,820	1,395
*	Syniverse Holdings Inc.	59,500	954
*	U.S. Cellular Corp.	17,417	670
*	Centennial Communications
	Corp. Class A	79,387	664
*	Neutral Tandem, Inc.	20,500	605
*	Cincinnati Bell Inc.	209,917	596
*	Premiere Global
	Services, Inc.	53,306	578
	Atlantic Tele-Network, Inc.	14,100	554
	NTELOS Holdings Corp.	29,864	550
	Shenandoah
	Telecommunications Co.	20,075	407
	Alaska Communications
	Systems Holdings, Inc.	54,957	402
*	General Communication, Inc.	44,283	307
*	Cogent Communications
	Group, Inc.	37,241	303
	USA Mobility, Inc.	20,210	258
*	Cbeyond Inc.	17,185	247

			Market
			Value•
		Shares	($000)
	Consolidated
	Communications
	Holdings, Inc.	20,136	236
	D&E Communications, Inc.	21,441	219
	Iowa Telecommunications
	Services Inc.	16,936	212
*	iPCS, Inc.	13,308	199
	Telephone &
	Data Systems, Inc. -
	Special Common Shares	7,633	198
	Hickory Tech Corp.	22,563	173
*	PAETEC Holding Corp.	56,943	154
*	Global Crossing Ltd.	15,376	141
*	SureWest Communications	9,822	103
*	Arbinet Holdings, Inc.	42,059	73
*	Fibertower Corp.	126,595	63
*	TerreStar Corp.	41,208	63
	FairPoint
	Communications, Inc.	91,421	55
*	Vonage Holdings Corp.	121,632	46
*	iBasis, Inc.	31,232	41
*	ICO Global Communications
	(Holdings) Ltd.	60,605	38
*	8X8 Inc.	42,143	25
*	IDT Corp. Class B	9,967	16
*	IDT Corp.	552	1
			285,250
Utilities (4.1%)
	Exelon Corp.	594,821	30,461
	Southern Co.	702,639	21,894
	FPL Group, Inc.	350,985	19,957
	Dominion Resources, Inc.	527,212	17,619
	Duke Energy Corp.	1,149,443	16,770
	Public Service Enterprise
	Group, Inc.	457,166	14,917
	Entergy Corp.	171,069	13,261
	PG&E Corp.	330,307	12,697
	American Electric
	Power Co., Inc.	420,831	12,158
	PPL Corp.	338,455	11,155
	FirstEnergy Corp.	275,413	10,672
	Sempra Energy	208,940	10,370
	Progress Energy, Inc.	249,387	9,434
	Consolidated Edison Inc.	247,400	9,258
	Edison International	279,645	8,798
	Xcel Energy, Inc.	405,480	7,465
*	AES Corp.	602,020	6,989
*	NRG Energy, Inc.	214,050	5,557
	Questar Corp.	157,156	4,881
	Ameren Corp.	192,549	4,793
	DTE Energy Co.	147,895	4,733
	Constellation Energy
	Group, Inc.	162,653	4,323
	Wisconsin Energy Corp.	105,993	4,315
	Allegheny Energy, Inc.	153,496	3,937
	EQT Corp.	112,742	3,936

41

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Northeast Utilities	156,501	3,492
*	Calpine Corp.	311,824	3,477
	CenterPoint Energy Inc.	299,237	3,316
	SCANA Corp.	101,045	3,281
	NSTAR	96,871	3,110
	MDU Resources Group, Inc.	158,253	3,002
	NiSource, Inc.	249,320	2,907
	Pinnacle West Capital Corp.	91,469	2,758
	ONEOK, Inc.	90,932	2,682
	Pepco Holdings, Inc.	196,299	2,638
	Alliant Energy Corp.	100,501	2,626
	UGI Corp. Holding Co.	98,183	2,503
	CMS Energy Corp.	205,504	2,482
	Energen Corp.	62,072	2,477
	DPL Inc.	105,524	2,445
	OGE Energy Corp.	86,095	2,438
	National Fuel Gas Co.	65,109	2,349
	NV Energy Inc.	213,217	2,301
*	Mirant Corp.	142,795	2,248
	AGL Resources Inc.	70,081	2,229
	Aqua America, Inc.	123,235	2,206
	TECO Energy, Inc.	183,235	2,186
	Integrys Energy Group, Inc.	69,710	2,091
	Atmos Energy Corp.	83,258	2,085
	ITC Holdings Corp.	44,817	2,033
	Great Plains Energy, Inc.	120,537	1,874
	Westar Energy, Inc.	99,067	1,859
	American Water
	Works Co., Inc.	87,112	1,665
	Vectren Corp.	69,678	1,633
	Piedmont Natural Gas, Inc.	66,840	1,611
*	RRI Energy, Inc.	320,762	1,607
	Hawaiian Electric
	Industries Inc.	82,867	1,579
	WGL Holdings Inc.	45,965	1,472
	New Jersey Resources Corp.	38,320	1,419
	Nicor Inc.	40,764	1,411
	Portland General Electric Co.	67,496	1,315
	Cleco Corp.	55,251	1,239
	IDACORP, Inc.	42,877	1,121
	Northwest Natural Gas Co.	24,319	1,078
*	Dynegy, Inc.	455,106	1,033
	South Jersey Industries, Inc.	27,272	951
	Avista Corp.	50,008	891
	Southwest Gas Corp.	39,761	883
	UniSource Energy Corp.	32,571	864
	PNM Resources Inc.	79,357	850
	Black Hills Corp.	35,427	814
	Ormat Technologies Inc.	18,867	761
	NorthWestern Corp.	32,525	740
	ALLETE, Inc.	25,614	736
	MGE Energy, Inc.	21,399	718
	CH Energy Group, Inc.	14,646	684
	California Water
	Service Group	18,053	665
	The Laclede Group, Inc.	19,552	648

			Market
			Value•
		Shares	($000)
*	El Paso Electric Co.	41,759	583
	American States Water Co.	16,127	559
	Empire District Electric Co.	32,193	532
	UIL Holdings Corp.	22,077	496
	SJW Corp.	16,003	363
	Connecticut Water
	Services, Inc.	14,493	314
	Southwest Water Co.	48,263	266
	Central Vermont Public
	Service Corp.	14,625	265
	Chesapeake Utilities Corp.	8,046	262
	Consolidated Water Co., Ltd.	11,813	187
	Maine & Maritimes Corp.	3,424	119
	Middlesex Water Co.	6,752	98
*	Cadiz Inc.	9,506	92
	The York Water Co.	1,850	28
	Unitil Corp.	1,088	22
*	Synthesis Energy
	Systems, Inc.	15,100	17
			372,036
Total Common Stocks
(Cost $11,380,186)			8,989,420
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.0%)
3,4	Vanguard Market
	Liquidity Fund, 0.395%	90,436,644	90,437

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Federal National
	Mortgage Assn.,
	0.531%, 7/31/09	2,000	2,000
5,6	Federal Home Loan
	Mortgage Corp.,
	0.592%, 8/26/09	3,000	2,999
5,6	Federal Home Loan
	Mortgage Corp.,
	0.391%, 9/21/09	5,000	4,998
			9,997
Total Temporary Cash Investments
(Cost $100,428)			100,434
Total Investments (100.3%)
(Cost $11,480,614)			9,089,854
Other Assets and Liabilities (–0.3%)
Other Assets			22,064
Liabilities[4]			(48,059)
			(25,995)
Net Assets (100%)			9,063,859

42

Institutional Total Stock Market Index Fund

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	11,913,975
Undistributed Net Investment Income	5,070
Accumulated Net Realized Losses	(464,115)
Unrealized Appreciation (Depreciation)
Investment Securities	(2,390,760)
Futures Contracts	(311)
Net Assets	9,063,859

Institutional Shares—Net Assets
Applicable to 85,623,527 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,740,286
Net Asset Value Per Share—
Institutional Shares	$20.32

Institutional Plus Shares—Net Assets
Applicable to 360,284,791 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,323,573
Net Asset Value Per Share—
Institutional Plus Shares	$20.33

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $26,875,000.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.

2  Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.

3  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4  Includes $31,301,000 of collateral received for securities on loan.

5  The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

6  Securities with a value of $9,997,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Institutional Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	94,160
Interest[1]	244
Security Lending	3,279
Total Income	97,683
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	341
Management and Administrative—Institutional Plus Shares	824
Total Expenses	1,165
Net Investment Income	96,518
Realized Net Gain (Loss)
Investment Securities Sold	(183,326)
Futures Contracts	5,087
Realized Net Gain (Loss)	(178,239)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	643,533
Futures Contracts	(3,864)
Change in Unrealized Appreciation (Depreciation)	639,669
Net Increase (Decrease) in Net Assets Resulting from Operations	557,948

1  Interest income from an affiliated company of the fund was $169,000.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	96,518	197,362
Realized Net Gain (Loss)	(178,239)	(175,332)
Change in Unrealized Appreciation (Depreciation)	639,669	(4,021,956)
Net Increase (Decrease) in Net Assets Resulting from Operations	557,948	(3,999,926)
Distributions
Net Investment Income
Institutional Shares	(17,539)	(29,244)
Institutional Plus Shares	(75,271)	(168,295)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(92,810)	(197,539)
Capital Share Transactions
Institutional Shares	477,972	465,565
Institutional Plus Shares	384,295	1,597,986
Net Increase (Decrease) from Capital Share Transactions	862,267	2,063,551
Total Increase (Decrease)	1,327,405	(2,133,914)
Net Assets
Beginning of Period	7,736,454	9,870,368
End of Period[1]	9,063,859	7,736,454

1  Net Assets—End of Period includes undistributed net investment income of $5,070,000 and $1,362,000. See accompanying Notes, which are an integral part of the Financial Statements.

45

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$19.68	$31.89	$30.71	$27.00	$25.83	$23.33
Investment Operations
Net Investment Income	.219	.550	.547	.501	.398	.425
Net Realized and Unrealized Gain (Loss)
on Investments	.632	(12.208)	1.179	3.710	1.169	2.498
Total from Investment Operations	.851	(11.658)	1.726	4.211	1.567	2.923
Distributions
Dividends from Net Investment Income	(.211)	(.552)	(.546)	(.501)	(.397)	(.423)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.211)	(.552)	(.546)	(.501)	(.397)	(.423)
Net Asset Value, End of Period	$20.32	$19.68	$31.89	$30.71	$27.00	$25.83

Total Return	4.41%	–36.90%	5.60%	15.74%	6.14%	12.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,740	$1,106	$1,271	$939	$129	$789
Ratio of Total Expenses to
Average Net Assets	0.045%[1]	0.045%	0.045%	0.045%	0.050%	0.060%
Ratio of Net Investment Income to
Average Net Assets	2.41%[1]	2.12%	1.81%	1.81%	1.77%	1.83%
Portfolio Turnover Rate[2]	20%[1]	13%	10%	8%	21%[3]	22%

1 Annualized.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

3  Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$19.68	$31.89	$30.71	$27.00	$25.83	$23.33
Investment Operations
Net Investment Income	.220	.556	.553	.506	.404	.434
Net Realized and Unrealized Gain (Loss)
on Investments	.643	(12.209)	1.179	3.710	1.169	2.498
Total from Investment Operations	.863	(11.653)	1.732	4.216	1.573	2.932
Distributions
Dividends from Net Investment Income	(.213)	(.557)	(.552)	(.506)	(.403)	(.432)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.213)	(.557)	(.552)	(.506)	(.403)	(.432)
Net Asset Value, End of Period	$20.33	$19.68	$31.89	$30.71	$27.00	$25.83

Total Return	4.47%	–36.89%	5.62%	15.76%	6.17%	12.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,324	$6,631	$8,599	$4,615	$3,587	$451
Ratio of Total Expenses to
Average Net Assets	0.025%[1]	0.025%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.44%[1]	2.14%	1.83%	1.83%	1.80%	1.87%
Portfolio Turnover Rate[2]	20%[1]	13%	10%	8%	21%[3]	22%

1 Annualized.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

3  Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $100 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

48

Institutional Total Stock Market Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,989,416	4	—
Temporary Cash Investments	90,437	9,997	—
Futures Contracts—Assets[1]	29	—	—
Futures Contracts—Liabilities[1]	(459)	—	—
Total	9,079,423	10,001	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	September 2009	198	45,317	(415)
E-mini S&P 500 Index	September 2009	350	16,021	137
Russell 2000 Mini Index	September 2009	188	9,535	(17)
S&P MidCap 400 Index	September 2009	2	577	(16)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

49

Institutional Total Stock Market Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $217,081,000 to offset future net capital gains of $26,053,000 through December 31, 2010, $44,357,000 through December 31, 2011, $5,005,000 through December 31, 2012, $9,611,000 through December 31, 2013, $96,976,000 through December 31, 2016, and $35,079,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $11,480,614,000. Net unrealized depreciation of investment securities for tax purposes was $2,390,760,000, consisting of unrealized gains of $374,032,000 on securities that had risen in value since their purchase and $2,764,792,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2009, the fund purchased $1,671,354,000 of investment securities and sold $784,637,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	558,977	33,745	620,253	22,203
Issued in Lieu of Cash Distributions	16,343	863	26,476	1,072
Redeemed	(97,348)	(5,190)	(181,164)	(6,927)
Net Increase (Decrease)—Institutional Shares	477,972	29,418	465,565	16,348
Institutional Plus Shares
Issued	1,369,631	76,746	3,068,668	128,801
Issued in Lieu of Cash Distributions	70,414	3,724	156,894	6,415
Redeemed	(1,055,750)	(57,151)	(1,627,576)	(67,899)
Net Increase (Decrease)—Institutional Plus Shares	384,295	23,319	1,597,986	67,317

H. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

50

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	12/31/2008	6/30/2009	Period[1]
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,044.07	$0.23
Institutional Plus Shares	1,000.00	1,044.70	0.12
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.57	$0.23
Institutional Plus Shares	1,000.00	1,024.67	0.13

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.045% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

51

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

52

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard reflects economies of scale for the benefit of the fund’s shareholders.

The board will consider whether to renew the advisory arrangement again after a one-year period.

53

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

54

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

55

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008); Chairman of the Financial Accounting Foundation; Governor of the Financial Industry Regulatory Authority (FINRA); Director of United Way of Southeastern Pennsylvania.

F. William McNabb III1

Born 1957. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of Rohm and Haas Co. (2006–2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer of Johnson & Johnson (1997–2005); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupations During the Past Five Years: President since 2007 and Chief Operating Officer since 2005 of Corning Incorporated (communications equipment); President of Corning Technologies (2001–2005); Director of Corning Incorporated and Dow Corning; Trustee of the Corning Incorporated Foundation and the Corning Museum of Glass; Overseer of the Amos Tuck School of Business Administration at Dartmouth College.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
Text Telephone for People	calling Vanguard at 800-662-2739. The guidelines are
With Hearing Impairment > 800-952-3335	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
This material may be used in conjunction	either www.vanguard.com or www.sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
The funds or securities referred to herein are not	at 202-551-8090. Information about your fund is also
sponsored, endorsed, or promoted by MSCI, and MSCI	available on the SEC’s website, and you can receive
bears no liability with respect to any such funds or	copies of this information, for a fee, by sending a
securities. For any such funds or securities, the	request in either of two ways: via e-mail addressed to
prospectus or the Statement of Additional Information	publicinfo@sec.gov or via regular mail addressed to the
contains a more detailed description of the limited	Public Reference Section, Securities and Exchange
relationship MSCI has with The Vanguard Group and	Commission, Washington, DC 20549-0102.
any related funds.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8712 082009

1

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.

(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 12, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.